As filed with the Securities and Exchange Commission on April      , 2006

Registration Nos. 33-51268 and 811-07134

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 27	☒

(Check appropriate box or boxes)

Separate Account II of Integrity Life Insurance Company

(Exact Name of Registrant)

Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

Depositor’s Telephone Number, including Area Code  (513) 629-1854

Rhonda S. Malone, Esq.

Integrity Life Insurance Company

400 Broadway

Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on May 1, 2005 pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Flexible Premium Variable Annuity

PROSPECTUS

PINNACLE III

Flexible Premium Variable Annuity*

issued by Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company (Integrity), a subsidiary of The Western and Southern Life Insurance Company, through Integrity Separate Account II. The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. You may allocate contributions to different investment options within of our Separate Account II, referred to as Variable Account Options, or to our Fixed Accounts, or both. Together, the Variable Account Options and Fixed Accounts are referred to as Investment Options.

Your contributions to the Variable Account Options are invested in shares one or more of the following Portfolios:

DWS Scudder Investment Funds	Putnam Variable Trust
DWS Equity 500 Index VIP Fund	Putnam VT Discovery Growth Fund
DWS Small Cap Index VIP Fund	Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Fidelity ®VIP Funds	Putnam VT International Equity Fund
Fidelity VIP Asset ManagerSM Portfolio	Putnam VT Small Cap Value Fund
Fidelity VIP Balanced Portfolio	Putnam VT Voyager Fund
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio	Touchstone Variable Series Trust
Fidelity VIP Equity-Income Portfolio	Touchstone VST Balanced Fund
Fidelity VIP Growth Portfolio	Touchstone VST Baron Small Cap Fund
Fidelity VIP Growth & Income Portfolio	Touchstone VST Core Bond Fund
Fidelity VIP Growth Opportunities Portfolio	Touchstone VST Eagle Capital Appreciation Fund
Fidelity VIP High Income Portfolio	Touchstone VST Enhanced Dividend 30 Fund
Fidelity VIP Investment Grade Bond Portfolio	Touchstone VST Growth & Income Fund
Fidelity VIP Mid Cap Portfolio	Touchstone VST High Yield Fund
Fidelity VIP Overseas Portfolio	Touchstone VST Mid Cap Growth Fund
Touchstone VST Money Market Fund
Franklin Templeton VIP Trust	Touchstone VST Third Avenue Value Fund
FTVIPT Franklin Growth and Income Securities Fund	Touchstone VST Value Plus Fund
FTVIPT Franklin Income Securities Fund	Touchstone VST Aggressive ETF Fund
FTVIPT Franklin Large Cap Growth Securities Fund	Touchstone VST Conservative ETF Fund
FTVIPT Mutual Shares Securities Fund	Touchstone VST Enhanced ETF Fund
FTVIPT Templeton Foreign Securities Fund	Touchstone VST Moderate ETF Fund
FTVIPT Templeton Growth Securities Fund
Van Kampen Life Investment Trust (LIT) and
J.P. Morgan Series Trust II	Universal Institutional Funds (UIF)
JPMorgan Bond Portfolio	Van Kampen LIT Comstock Portfolio
JPMorgan International Equity Portfolio	Van Kampen LIT Emerging Growth Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio
MFS Variable Insurance Trust	Van Kampen UIF Emerging Markets Equity Portfolio
MFS VIT Capital Opportunities Series	Van Kampen UIF U.S. Real Estate Portfolio
MFS VIT Emerging Growth Series
MFS VIT Investors Growth Stock Series
MFS VIT Mid Cap Growth Series
MFS VIT New Discovery Series
MFS VIT Total Return Series

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We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option (STO), together referred to as Fixed Accounts. The contribution you make to a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A Market Value Adjustment will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO can’t be decreased by a Market Value Adjustment below an amount equal to your allocation into a GRO account, less prior withdrawals,  plus interest accrued at the Minimum Interest Rate, less administrative fees or charges. Withdrawal charges and annual administrative charges may apply and may invade principal. Your allocation to the STO earns a fixed interest rate that is effective for the STO period. You must transfer all contributions you make to the STO within one year of contribution. Transfers from the STO may be made on a monthly or quarterly basis.

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2006, has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Part 8 of this prospectus.

*Note:  A contract issued in Oregon will be a single premium variable annuity rather than a flexible premium variable annuity. All references to flexible contributions are single contributions for any contract issued in Oregon.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You can review and copy information about Pinnacle III at the SEC’s Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about Pinnacle III on the SEC’s Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20459-0102.

The contract is not a deposit or obligation of or guaranteed by any bank, nor is it insured by the FDIC; it is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

The date of this prospectus is May 1, 2006.

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Death Claims	37
How You Make Requests and Give Instructions	38

Part 6 - Voting Rights
Voting Rights	38
How We Determine Your Voting Shares	38
How Portfolio Shares Are Voted	39
Separate Account Voting Rights	38

Part 7 - Tax Aspects of the Contract
Introduction	39
Your Contract is an Annuity	39
Taxation of Annuities Generally	39
Distribution-at-Death Rules	40
Spousal Continuation	41
Diversification Standards	41
Tax-Favored Retirement Programs	41
Inherited IRAs	41
Annuities in Qualified Plans	41
Federal and State Income Tax Withholding	42
Impact of Taxes on the Company	42
Transfers Among Investment Options	42

Part 8 - Additional Information
Systematic Withdrawal Program	42
Income Plus Withdrawal Program	43
Choices Plus Minimum Required Distribution Program	43
Dollar Cost Averaging	44
Systematic Transfer Program	44
Customized Asset Rebalancing	45
Systematic Contributions	45
Legal Proceedings	45
Table of Contents of Statement of Additional Information	45

Appendix A - Financial Information for Separate Account II (Unit Values)	47
Appendix B - Illustration of a Market Value Adjustment	54

Disclaimer

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI’s only relationship to Integrity is the licensing of certain trademarks and trade names of BGI. Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of Integrity’s variable annuity products.

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Glossary

1933 Act - the Securities Act of 1933, which is the federal securities law that governs registration of securities with the Securities and Exchange Commission.

1940 Act - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by Integrity Life Insurance Company to support the sale and administration of this variable annuity.

Account Value – the value of your contract, which consists of the values of your Investment Options added together.

Additional Interest - interest on your contributions in excess of the Guaranteed Interest Rate that we may declare and credit based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis.

Adjusted Account Value – your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

Administrative Office - References in this prospectus to our administrative office refer to: Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45202-5720. Our express mail address is Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341. You may also call us at 1-800-325-8583.

Annuitant –  the person upon whose life an Annuity Benefit and Death Benefit are based. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit - amount paid on the Retirement Date.

Business Day – any day that the New York Stock Exchange is open.

Code - the Internal Revenue Code of 1986, as amended.

Contract Anniversary - occurs once annually on the same day as the Contract Date. The Contract Anniversary is the first day of each Contract Year.

Contract Date - the date we issue you the contract. It is shown on the schedule page of your contract.

Contract Year - each consecutive twelve-month period beginning on the Contract Date and ending on the day before the Contract Anniversary.

Death Benefit - benefit paid to a named beneficiary on the death of the Annuitant.

Enhanced Rate – a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

Exchange Traded Fund - a mutual fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

Fixed Accounts – Guaranteed Rate Options and the Systematic Transfer Option.

Free Withdrawal - the amount you may withdraw in any Contract Year without paying contingent withdrawal charges. The Free Withdrawal amount is the greater of 15% of your Account Value at the time you make your first withdrawal request during a Contract Year or 15% of your Account Value at your most recent Contract Anniversary. During your first Contract Year, the Free Withdrawal amount is 15% of your initial contribution received on the Contract Date.

Fund of Funds- A Portfolio that invests in other mutual funds.

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General Account - the account that contains all of our assets other than those held in Separate Accounts.

Guarantee Period — the duration of your GRO Account.

Guaranteed Interest Rate – a fixed annual effective interest rate that we declare for the duration of the Fixed Account option you select. Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.

Guaranteed Rate Option (GRO) – a Fixed Account which offers durations of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

GRO Value – the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven’t withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate, less any administrative changes.

Investment Options – Variable Account Options and Fixed Accounts, collectively.

Market Value Adjustment (“MVA”) – an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

Minimum Interest Rate – the lowest interest rate we can declare for a Fixed Account at any time while the contract is in effect. Your Minimum Interest Rate is stated in your contract.

Minimum Value – an amount equal to your net allocation to a GRO Account, less withdrawals (including any associated charges and adjustments), less transfers out of a GRO Account, plus interest accumulated at the Minimum Interest Rate, less any administrative charge.

Portfolio – an investment portfolio of a mutual fund in which the Separate Account invests its assets.

Retirement Date –  The Retirement Date is the date you choose for your Annuity Benefit to be paid. Subject to federal and state law, the latest Retirement Date you can choose is the last Annuitant’s 100th birthday. We refer to this as the “Maximum Retirement Date”.

Separate Account –Separate Account consists of assets that are segregated by Integrity and invested in Variable Account Options.

Surrender Value – your Adjusted Account Value reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

Systematic Transfer Option (STO) –  a Fixed Account that allows you to make contributions to the STO which must be transferred from the STO into other Investment Options within twelve months. The STO provides a guaranteed fixed interest rate that is effective for the STO period. More information about this program is located in Part 8 of this prospectus.

Unit – a measure of your ownership interest in a Variable Account Option.

Unit Value – the value of each unit calculated on any Business Day.

Variable Account Options – the various Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in one Portfolio.

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PART I

Part I - SUMMARY

Your Variable Annuity Contract

In this prospectus, “we,” “our,”  “us,” and “the Company” mean Integrity Life Insurance Company (Integrity). The terms “you” and “your” mean the owner. The owner has all the rights under the contract. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The first death of one of the joint owners will determine the timing of distributions. Under this contract, the Annuitant is the person upon whose life the Annuity Benefit and Death Benefit are based.

You can invest for retirement by buying a Pinnacle III Variable Annuity, if you complete an Application form and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.

Your Benefits

Your contract has an Account Value, an Annuity Benefit and a Death Benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual tax rules for annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 7, “Tax Aspects of the Contract” for more information, and consult a tax advisor. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.

How Your Contract is Taxed

Under the current tax laws, any increases in the value of your contributions won’t be considered part of your taxable income until you make a withdrawal. Generally, distributions are comprised of taxable income distributed first, followed by tax-free return of basis. If you annuitize your contract, each distribution will be based on an exclusion ratio of taxable earnings to tax-free return of basis. Therefore, part of each Annuity Benefit payment will be the tax-free return of your investment in the contract. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. In certain cases, you can make a withdrawal without paying the 10% federal tax penalty. For more information about withdrawals that are exempt from the federal tax penalty, see Part 7, “Tax Aspects of the Contract - Taxation of Annuities Generally.”

Your Contributions

The minimum initial contribution is $1,000 ( some states may require a higher initial contribution). Additional contributions can be as little as $100. See “Contributions Under Your Contract” in Part 5.

Your Investment Options

You may have your contributions placed in a combination of the variable and fixed Investment Options. To select Investment Options most suitable for you, see Part 3, “Your Investment Options.”

The Variable Account Options invest in shares of mutual funds, each of which is referred to as a Portfolio. Each Variable Account Option and its corresponding Portfolio share the same investment goal. For example, if your investment goal is to save money for retirement, you might choose a growth oriented

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Variable Account Option, which invests in a growth Portfolio. The value of your Variable Account Options will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio’s prospectus and Statement of Additional Information.

Account Value, Adjusted Account Value, Surrender Value and Minimum Account Value

Your Account Value consists of the values of your Investment Options added together. Your Adjusted Account Value is your Account Value, as increased or decreased by any Market Value Adjustments. Your Adjusted Account Value in the GROs can never be decreased below the Minimum Value. You’ll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Part 3, “Your Investment Options.”  Your Surrender Value is equal to your Adjusted Account Value, minus any contingent withdrawal charge and minus the pro rata portion of the annual administrative charges, separate account charges and optional benefit charges, if applicable. See “Charges and Fees” below. If the Account Value goes below $1,000 and we have received no contributions from you for three Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you advance and you will be given at least 60 days in which to make additional contributions.

Transfers

You may transfer all or any part of your Account Value among the Investment Options, although some restrictions apply. You can find these in Part 5 under “Transfers.”   Any transfer must be at least $250. Transfers may also be made among certain Investment Options under the following special programs:  (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) the Systematic Transfer Option. All of these programs are discussed in Part 8. If you make more than twelve transfers between your Investment Options in one Contract Year, your account will be charged up to $20 for each transfer after the first twelve. All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.

Charges and Fees

If your Account Value is less than $50,000 as of the last day of any Contract Year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account Value.

A daily charge at an annual effective rate of 1.35% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses. The charges will never be greater than this. For more information , see Part 4, “Deductions and Charges.”

Investment management fees and other expenses are deducted from amounts the Separate Account invests in the Portfolios. Management fees can’t be increased without the consent of shareholders. See “Table of Annual Fees and Expenses” below and “Your Investment Options” in Part 3.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. You may withdraw up to 10% of your Account Value each Contract Year without paying withdrawal charges. After the first 10% within a Contract Year, there may be a charge for withdrawals you make, based upon the length of time your contribution has been in your contract. See Part 4, “Contingent Withdrawal Charge” and Part 5, “Withdrawals.”

Your Initial Right to Revoke (Free Look Period)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we’ll return your contract value (contributions net of any investment performance and applicable daily charges), which may be more or less than your initial contribution depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day

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period, as well as any fees and charges incurred during the period your contract is in force. If the law requires, upon cancellation we’ll return all of your contributions without any adjustments. We’ll return the amount of any contribution to the Guaranteed Rate Option upon cancellation. Please see Part 4, “Deductions and Charges” for more detailed information.

Risk/Return Summary: Investments and Risks

Variable Annuity Investment Goals

The investment goals of the Pinnacle III Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and quality portfolio management.

Risks

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. Most of the Portfolios invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines. There’s also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus for that Portfolio.

Table of Annual Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer Account Value among Investment Options. State premium tax may also be deducted.(1)

Contract Owner Transaction Expenses

Sales Load on Purchases	$0
Deferred Sales Load (as a percentage of contributions)(2)	8% Maximum
Transfer Charge (assessed after 12 transfers in any Contract Year) (3)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

Annual Administrative Charge

Annual Administrative Charge(4)	$30

Separate Account Annual Expenses

(as a percentage of Separate Account value)

(1) If you elect an Annuity Benefit, we’ll deduct any state premium taxes required by your state law from the amount available for the Annuity Benefit.  State premium taxes currently range up to 4%.

(2) Surrender charges decrease based on the age of your contribution.  See “Deductions and Charges – Contingent Withdrawal Charge” in Part 4 for more detail.

(3) After the first twelve transfers during a Contract Year, we will charge a transfer fee of $20 for each transfer.  This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers.  See “Deductions and Charges – Transfer Charge” in Part 4 for more detail.

(4) This charge will be waived if the Account Value is at least $50,000 on the last day of any Contract Year.

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Mortality and Expense Risk Charge	1.20%
Administrative Expenses	.15%
Total Separate Account Annual Expenses	1.35%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract. More detail concerning each of the Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolio’s assets, including management fees, distribution or 12b-1 fees and other expenses are:

Minimum: 0.57%	Maximum: 2.60%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements

(as a percentage of average net assets in each Portfolio)

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Total Annual Expenses
DWS Equity 500 Index VIP Fund: Class B(1),(1a)	0.19%	0.25%	0.28%	0.72%
DWS Small Cap Index VIP Fund: Class B(1a),(2)	0.35%	0.25%	0.16%	0.76%
Fidelity VIP Asset Manager: Serv. Class 2(3)	0.52%	0.25%	0.13%	0.90%
Fidelity VIP Balanced: Serv. Class 2(3)	0.42%	0.25%	0.16%	0.83%
Fidelity VIP Contrafund: Initial Class(3)	0.57%	0.00%	0.09%	0.66%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2(3)	0.57%	0.25%	0.36%	1.18%
Fidelity VIP Equity-Income: Initial Class(3)	0.47%	0.00%	0.09%	0.56%
Fidelity VIP Growth: Serv. Class(3)	0.57%	0.10%	0.10%	0.77%
Fidelity VIP Growth & Income: Initial Class(3)	0.47%	0.00%	0.12%	0.59%
Fidelity VIP Growth Opportunities: Serv. Class(3)	0.57%	0.10%	0.13%	0.80%
Fidelity VIP High Income: Serv. Class 2	0.57%	0.25%	0.13%	0.95%
Fidelity VIP Investment Grade Bond: Serv. Class 2	0.36%	0.25%	0.12%	0.73%
Fidelity VIP Mid Cap: Serv. Class(3)	0.57%	0.10%	0.12%	0.79%
Fidelity VIP Overseas: Serv. Class 2(3)	0.72%	0.25%	0.17%	1.14%
Franklin Growth and Income Securities Fund: Class 1	0.48%	0.25%	0.03%	0.76%
Franklin Income Securities Fund: Class 1	0.46%	0.25%	0.02%	0.73%
Franklin Large Cap Growth Securities Fund: Class 2	0.73%	0.25%	0.03%	1.01%
Mutual Shares Securities Fund: Class 2	0.60%	0.25%	0.18%	1.03%
Templeton Foreign Securities: Class 2(4)	0.65%	0.25%	0.17%	1.07%
Templeton Growth Securities: Class 2	0.75%	0.25%	0.07%	1.07%
JP Morgan Bond Portfolio,(5)	0.30%	0.00%	0.45%	0.75%
JP Morgan International Equity Portfolio(5)	0.60%	0.00%	0.60%	1.20%
MFS VIT Capital Opportunities Series: Service Class(6),(7)	0.75%	0.25%	0.23%	1.23%
MFS VIT Emerging Growth Series: Service Class(7)	0.75%	0.25%	0.13%	1.13%
MFS VIT Investors Growth Stock Series: Service Class(7)	0.75%	0.25%	0.15%	1.15%
MFS VIT Mid Cap Growth Series: Service Class(7)	0.75%	0.25%	0.17%	1.17%
MFS VIT New Discovery Series: Service Class(7)	0.90%	0.25%	0.16%	1.31%
MFS VIT Total Return Series: Service Class(7)	0.75%	0.25%	0.09%	1.09%
Putnam VT Discovery Growth: Class IB(8)	0.70%	0.25%	0.47%	1.42%
Putnam VT The George Putnam Fund of Boston: Class IB	0.62%	0.25%	0.10%	0.97%
Putnam VT Growth and Income Fund: Class IB	0.49%	0.25%	0.05%	0.79%
Putnam VT International Equity Fund: Class IB	0.75%	0.25%	0.18%	1.18%
Putnam VT Small Cap Value Fund: Class IB	0.76%	0.25%	0.08%	1.09%
Putnam VT Voyager Fund: Class IB	0.57%	0.25%	0.06%	0.88%
Touchstone Balanced Fund(9)	0.80%	0.00%	0.51%	1.31%

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Portfolio	Management Fees	12b-1 Fee	Other Expenses	Total Annual Expenses
Touchstone Baron Small Cap Fund(9)	1.05%	0.00%	0.54%	1.59%
Touchstone Core Bond Fund(9)	0.55%	0.00%	0.44%	0.99%
Touchstone Eagle Capital Appreciation Fund(9)	0.75%	0.00%	0.47%	1.22%
Touchstone Enhanced Dividend 30 Fund(9)	0.65%	0.00%	0.52%	1.17%
Touchstone Growth & Income Fund(9)	0.80%	0.00%	0.49%	1.29%
Touchstone High Yield Fund(9)	0.50%	0.00%	0.47%	0.97%
Touchstone Mid Cap Growth Fund(9), (10)	0.80%	0.00%	0.53%	1.33%
Touchstone Money Market Fund, Initial Class(9)	0.18%	0.00%	0.39%	0.57%
Touchstone Third Avenue Value Fund(9)	0.80%	0.00%	0.36%	1.16%
Touchstone Value Plus Fund(9)	0.75%	0.00%	0.65%	1.40%
Touchstone Aggressive ETF Fund(9),(11)	0.40%	0.00%	1.06%	1.46%
Touchstone Conservative ETF Fund(9),(11)	0.40%	0.00%	2.20%	2.60%
Touchstone Enhanced ETF Fund(9),(11)	0.40%	0.00%	0.96%	1.36%
Touchstone Moderate ETF Fund(9),(11)	0.40%	0.00%	1.01%	1.41%
Van Kampen LIT Comstock: Class II	0.56%	0.25%	0.03%	0.84%
Van Kampen LIT Emerging Growth: Class II	0.70%	0.25%	0.07%	1.02%
Van Kampen UIF Emerging Markets Equity: Class 2(12)	1.25%	0.35%	0.41%	2.01%
Van Kampen UIF Emerging Markets Debt: Class 1	0.75%	0.00%	0.34%	1.09%
Van Kampen UIF U.S. Real Estate: Class 1	0.75%	0.00%	0.28%	1.03%

(1) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.53% for Class B until April 30, 2009.

(1a) Fees have been restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(2) From June 1, 2006 through September 30, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund, to the extent necessary, to maintain the fund’s operating expenses at a ratio no higher than 0.733% for Class B , excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organization and offering expenses.

(3) A portion of the brokerage commissions that each Fidelity VIP Fund pays may be reimbursed and used to reduce that fund’s expenses, and through arrangements with the Portfolios’ custodian or transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. In addition, as to the Dynamic Capital Appreciation Portfolio, the manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses exceed 1.10%. These arrangements may be discontinued at any time. As a result of these reimbursements and arrangements, the net expenses reported for these Portfolios are as follows:

Fidelity Portfolio	Net Total Expenses after Arrangements Described Above
Fidelity VIP Asset Manager: Serv. Class 2	0.89%
Fidelity VIP Balanced: Serv. Class 2	0.80%
Fidelity VIP Contrafund: Initial Class	0.64%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2	1.02%
Fidelity VIP Equity-Income: Initial Class	0.55%
Fidelity VIP Growth: Serv. Class	0.73%
Fidelity VIP Growth & Income: Initial Class	0.54%
Fidelity VIP Growth Opportunities: Serv. Class	0.75%
Fidelity VIP Mid Cap: Serv. Class	0.74%
Fidelity VIP Overseas: Serv. Class 2	1.07%

(4) The manager has agreed to reduce its fees to reflect reduced services resulting from the Portfolio’s investment in a proprietary money fund. The reduction is required by the Portfolio’s Board of Trustees

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and an SEC order. After the reduction of 0.05%, the net total expenses reported for the Portfolio are 1.02%.

(5) Reflects a written agreement pursuant to which the Portfolios’ Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.75% (Bond Portfolio) or 1.20% (International Equity Portfolio) of their daily net assets through April 30, 2007. In addition, the Portfolios’ service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

(6) MFS has contractually agreed to bear the series’ expenses such that “Other Expenses” do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series’ investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees, which oversees the series.

(7) Each series has an expense offset arrangement that reduces the series’ custodial fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series’ expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, “Total Annual Expenses” would be lower.

(8) The advisor has contractually agreed until at least December 31, 2006 to waive its fees and/or reimburse expenses in order to limit net expenses to 1.13% for the Discovery Growth Portfolio.

(9) The advisor has contractually agreed until at least December 31, 2006 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

Touchstone Variable Series Trust Funds	Net Total Expenses after Arrangements Described Above
Balanced Portfolio	0.90%
Baron Small Cap Portfolio	1.54%
Core Bond Portfolio	0.75%
Eagle Capital Appreciation Portfolio	1.05%
Mid Cap Growth Portfolio	1.15%
Enhanced Dividend 30 Portfolio	0.75%
Growth & Income Portfolio	0.85%
High Yield Portfolio	0.80%
Money Market Portfolio	0.54%
Third Avenue Value Portfolio	1.05%
Value Plus Portfolio	1.15%
Aggressive ETF Portfolio	0.70%
Conservative ETF Portfolio	0.69%
Enhanced ETF Portfolio	0.77%
Moderate ETF Portfolio	0.69%

(10) Prior to May 1, 2006, this Portfolio was called the Touchstone Emerging Growth Fund.

(11) By investing in the Touchstone ETF Funds, you will indirectly bear fees and expenses charged by underlying Exchange Traded Funds in which the Portfolio invests, in addition to the Portfolio’s direct fees and expenses. Those additional expenses will be approximately 0.19%, for a total of 0.69% for the Conservative and Moderate Funds, 0.20% for a total of 0.70% for the Aggressive Fund and 0.27% for a total of 0.77% for the Enhanced Fund and are shown as part of the net expenses of each Portfolio in the chart below.

(12) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the advisor. The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the “Operating Expense Limitation” to 1.70% for the Emerging Markets Equity Class 2. The advisor may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

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NOTE: We have entered into agreements with the investment advisors or distributors of each of the Portfolios. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the Portfolios or their investment advisors pay fees to us that are usually based on an annual percentage of the average daily net assets of the Portfolios. These agreements may be different for each Portfolio or each group of Portfolios managed by the same investment advisor, and may include fees paid by investment advisors or under a distribution and/or servicing plan adopted by a Portfolio pursuant to Rule 12b-1 under the 1940 Act.

Example

The examples that follow are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include maximum contract owner transaction expenses, contract fees, Separate Account annual expenses, and Portfolio fees and expenses.

Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,241.06	$1,930.48	$2,629.77	$4,522.29

If you annuitize at the end of the applicable period:

1 year	3 years	5 years	10 years
$441.06	$1,330.48	$2,229.77	$4,522.29

If you do not surrender the contract:

1 year	3 years	5 years	10 years
$441.06	$1,330.48	$2,229.77	$4,522.29

Part 2 – INTEGRITY AND THE SEPARATE ACCOUNT

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive office is located in Cincinnati, Ohio. We are authorized to sell life insurance and annuities in 46 states and the District of Columbia. We sell flexible premium variable annuities, which may offer features and investment options other than those offered in this contract, fixed single premium annuities and fixed flexible premium annuities offering fixed guaranteed interest rates. Integrity is a subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

The Separate Account and the Variable Account Options

The Separate Account was established in 1992, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company registered with the Securities and Exchange Commission (the SEC). SEC registration doesn’t mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Variable Account Options from time to time. The Variable Account Options currently available are listed in Part 3,

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“Your Investment Options.”

Assets of Our Separate Account

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Owners under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.

Distribution of Contracts

Touchstone Securities, Inc. (Touchstone) serves as the principal underwriter for the securities issued by the Separate Account. Touchstone Securities, Inc. is an indirect subsidiary of The Western and Southern Life Insurance Company, which is our parent company. Touchstone’s principal business address is 303 Broadway, Cincinnati, Ohio, 45202. The contracts will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm’s registered representatives have access, or preferred access, to our products. Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. You will find more information about the compensation we pay in the Statement of Additional Information.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable law or regulation. We’ll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

•                       add Investment Options to, or remove Investment Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•                       register or end the registration of the Separate Account under the 1940 Act;

•                       operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity under the 1940 Act);

•                       restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;

•                       cause one or more Variable Account Options to invest in a mutual fund other than or in addition to the Portfolios;

•                       operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we’ll rely on our own or outside counsel for advice.

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Part 3 – YOUR INVESTMENT OPTIONS

The Variable Account Options

Each Variable Account Option invests in the Portfolio (or “Fund”) with the corresponding name. The investment objective, advisor and subadvisor, if any, of each Portfolio are described below. Management fees and other expenses deducted from each Portfolio are described in that Portfolio’s prospectus. Each of the Portfolios’ investment advisors compensates us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisors’ assets. We do not provide preferential treatment or access to distribution for investment advisors or the Portfolios they manage based on the differing levels of compensation paid to us. For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-325-8583.

DWS Scudder Investments VIP Funds

The investment advisor for the DSW Scudder Investments VIP Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM’s presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the DWS Investments VIP Funds. We can’t guarantee that these objectives will be met. You should read the DWS Investments VIP Funds’ prospectuses carefully before investing.

DWS Equity 500 Index VIP Fund

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

DWS Small Cap Index VIP Fund

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole. The Index includes the reinvestment of all distributions and is not available for direct investment.

Fidelity® VIP Funds

The Portfolios’ Investment Advisor, Fidelity Management & Research Company (FMR) is a registered investment advisor under the Investment Advisors Act of 1940. FMR serves as the investment advisor to each Portfolio.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives and strategies of the Fidelity’s VIP Fund Portfolios. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Fidelity’s VIP Funds’ prospectus carefully before investing.

Fidelity VIP Asset ManagerSM Portfolio

VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market

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instruments. FMR invests in domestic and foreign issuers. FMR analyzes issuers using fundamental and/or quantitative factors and evaluates each security’s current price relative to estimated long-term value.

Fidelity VIP Balanced Portfolio

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock. FMR invests in domestic and foreign issuers. With respect to equity investments, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more “value” characteristics than “growth” characteristics.

Fidelity VIP Contrafund® Portfolio

VIP Contrafund® Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio’s assets in securities of companies whose value FMR believes is not fully recognized by the public. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Dynamic Capital Appreciation

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Equity-Income Portfolio

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities and potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. FMR invests in domestic and foreign issuers. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500 Index. FMR normally invests at least 80% of the Portfolio’s total assets in income-producing equity securities.

Fidelity VIP Growth Portfolio

VIP Growth Portfolio seeks capital appreciation by investing the Portfolio’s assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth & Income Portfolio

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio’s assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio’s assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income

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or capital appreciation. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. FMR uses fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP High Income Portfolio

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. FMR normally invests the Portfolio’s assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. FMR may also invest the Portfolio’s assets in non-income producing securities, including defaulted securities and common stocks. FMR invests in domestic and foreign issuers. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions,

Fidelity VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities. FMR allocates assets across different market sectors and maturities, and analyzes a security’s structural features and current pricing, trading opportunities, and the credit quality of the issuer.

Fidelity VIP Mid Cap Portfolio

VIP Mid Cap Portfolio seeks long-term growth of capital. FMR invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio’s total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization similar to companies in the S&P Mid Cap 400. FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types, and may potentially invest in companies with smaller or larger market capitalizations. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Overseas Portfolio

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. common stocks. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

The Franklin Templeton Variable Insurance Products Trust (“Trust”) Funds

Each Fund (or “Portfolio”) is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the Funds, as indicated below.

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Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Franklin Templeton Variable Insurance Products Trust Funds. There are no guarantees that a Fund will be able to achieve its objective. You should read Franklin Templeton VIPT Funds’ prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Portfolio

The FTVIPT Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests predominantly in a broadly diversified portfolio of equity securities that the Portfolio’s manager considers to be financially strong but undervalued by the market. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio

The FTVIPT Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally may invest in both debt and equity securities. The Portfolio seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the advisor believes are attractive. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The FTVIPT Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invest predominantly in equity securities. For this Portfolio, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Mutual Shares Securities Portfolio

The FTVIPT Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests mainly in equity securities that the advisor believes are undervalued. The Portfolio normally invests primarily, in undervalued stocks and to a lesser extent in, risk arbitrage securities and distressed companies. The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

FTVIPT Templeton Foreign Securities Portfolio

The FTVIPT Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Templeton Investment Counsel, LLC..

FTVIPT Templeton Growth Securities Portfolio

The FTVIPT Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. The investment advisor for this Portfolio is Templeton Global Advisors Limited.

J.P. Morgan Series Trust II Funds

Each Portfolio of the JPMorgan Series Trust II is a diversified mutual fund registered with the SEC. J.P. Morgan Investment Management, Inc. is the investment advisor to the J.P. Morgan Series Trust II Funds.

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Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the J.P. Morgan Series Trust II. There is no guarantee that these objectives will be met. You should read the prospectus for J.P. Morgan Series Trust II carefully before investing.

JPMorgan Bond Portfolio

JPMorgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Under normal circumstances the Portfolio invests at least 80% of its assets (net assets, plus the amount of borrowings for investment purposes) in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the advisor believes have the potential to provide a high total return over time.

JPMorgan International Equity Portfolio

JPMorgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. Under normal circumstances the Portfolio invests at least 80% of its assets (net assets, plus the amount of borrowings for investment purposes) in equity investments. The Portfolio will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. .

MFS Variable Insurance Trust Funds

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment advisor to the MFS Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives and strategies of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. You should read the MFS Variable Insurance Trust Funds’ prospectus carefully before investing.

MFS VIT Capital Opportunities Series

MFS VIT Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS VIT Emerging Growth Series

MFS VIT Emerging Growth Portfolio seeks long-term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS VIT Investors Growth Stock Series

MFS VIT Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

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MFS VIT Mid Cap Growth Series

MFS VIT Mid Cap Growth Portfolio seeks long-term growth of capital by normally investing at least 80% of its net total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio’s investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio’s 80% investment policy.

MFS VIT New Discovery Series

MFS VIT New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Growth Index at the time of investment.

MFS VIT Total Return Series

MFS VIT Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS’s interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

Putnam Variable Trust Funds

Each Fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC (“Putnam Management”) serves as the investment advisor of each Portfolio.

Investment Objectives of the Funds. Below is a summary of the investment objectives of Putnam’s VT Funds. You should read Putnam’s VT Funds’ prospectus carefully before investing.

Putnam VT Discovery Growth Fund

The Fund seeks long-term growth of capital. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

Putnam VT The George Putnam Fund of Boston

The Fund seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds that produce both capital growth and current income. The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Under

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normal market conditions, the fund invests at least 25% of the Fund’s total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

Putnam VT Growth and Income Fund

The Fund seeks capital growth and current income. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

Putnam VT International Equity Fund

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the Fund invests at least 80% of the Fund’s net assets in equity investments.

Putnam VT Small Cap Value Fund

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

Putnam VT Voyager Fund

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

Touchstone Variable Series Trust Funds

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment advisor of each Fund. Oppenheimer Capital LLC is the sub-advisor for the VST Balanced Fund. BAMCO, Inc., a subsidiary of Baron Capital Group, Inc. is the sub-advisor for the VST Baron Small Cap Fund. Ft. Washington Investment Advisors, Inc. is the sub-advisor for the VST Core Bond, VST High Yield, VST Money Market and VST Value Plus Funds. Westfield Capital Management Company, LLC and TCW Investment Management Company are the sub-advisors for the VST Mid Cap Growth Fund. Todd Investment Advisors, Inc. is the sub-advisor for the VST Enhanced Dividend 30 Fund, as well as the VST Aggressive ETF, VST Conservative ETF, VST Enhanced ETF and VST Moderate ETF Funds. Deutsche Investment Management Americas Inc. is the sub-advisor for the VST Growth & Income Fund. Eagle Asset Management, Inc. is the sub-advisor for the VST Eagle Capital Appreciation Fund. Third Avenue Management LLC is the sub-advisor for the VST Third Avenue Value Fund. Touchstone Advisors, Inc., Ft. Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliated with Integrity Life Insurance Company.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Touchstone Variable Series Trust Funds’ prospectus carefully before investing.

Touchstone VST Balanced Fund

Touchstone VST Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seek companies that are in a strong position within their

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industry, are owned in part by management and are selling at a price lower than the company’s intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

Touchstone VST Baron Small Cap Fund

Touchstone VST Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager’s assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 100% over four subsequent years.

Touchstone VST Core Bond Fund

Touchstone VST Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily (at least 80% of assets) in bonds. The Fund invests in mortgage-related securities, asset-backed securities, U.S. government securities and corporate debt securities. The Fund invests at least 65% of assets in investment grade debt securities, but may invest up to 35% of assets in non-investment grade debt securities rated as low as B. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

Touchstone VST Eagle Capital Appreciation Fund

The Touchstone VST Eagle Capital Appreciation Fund seeks long-term capital appreciation. In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. It immediately eliminates deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks, which are assigned, to the four co-portfolio managers based on sector.

Each portfolio manager then uses fundamental research to develop five-year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company’s earnings projection or consensus Wall Street estimates. Instead, they do their own research.

The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model’s rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

Touchstone VST Mid Cap Growth Fund

Touchstone VST Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The Fund invests primarily (at least 80% of assets) in common stocks of mid cap companies. The Fund is sub-advised by two separate management teams that use different style methodologies. Mid cap growth companies can include companies that have earnings that

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the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Mid cap growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

Touchstone VST Enhanced Dividend 30 Fund

Touchstone VST Enhanced Dividend 30 Fund seeks to achieve a total return, which is higher than the total return of the Dow Jones Industrial Average (“DJIA”). The Fund’s portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund uses a quantitative approach to improve on the index returns, investing in all of the DJIA components, but increasing the weighting of those with the highest dividend yield. The Fund seeks to overweight the top three highest yielding stocks in the DJIA by adding approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the Dow that have a lower relative dividend yield.

Touchstone VST Growth & Income Fund

Touchstone VST Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high-income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

Touchstone VST High Yield Fund

Touchstone VST High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of assets) in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as “junk bonds” and are considered speculative.

Touchstone VST Money Market Fund

Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

Touchstone VST Third Avenue Value Fund

Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the portfolio manager believes is their liquid value. The Fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities. The mix of the Fund’s investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

Touchstone VST Value Plus Fund

Touchstone VST Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be

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priced lower than their true value. These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

Touchstone Variable Series Trust (VST) ETF Funds

This Part specifically provides information about the Touchstone VST ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust. Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests. In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of Touchstone’s VST ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each VST ETF Fund allocates its assets among a group of exchange-traded funds in different percentages. Therefore, each VST ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the VST ETF Funds’ assets invested in stocks or bonds at any given time may be different than that VST ETF Fund’s planned asset allocation model. Stock and bond markets, and the sub categories of assets within them (value, growth, large cap, small cap etc.) have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each Fund’s assets annually (except the VST Enhanced ETF Fund which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Conservative Fund that typically results in an allocation of about 65% of assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Moderate Fund that typically results in an allocation of about 60% of assets

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in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Aggressive Fund that typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are over weighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Van Kampen Life Insurance Trust

Van Kampen Asset Management is the investment advisor for Van Kampen Life Insurance Trust (LIT).

Investment Objectives of the Portfolios. Below is a summary of the investment objectives and strategies of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Van Kampen LIT Portfolios’ prospectus carefully before investing.

Van Kampen LIT Comstock Portfolio

The Portfolio’s investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen LIT Emerging Growth Portfolio

The Portfolio’s investment objective is to seek capital appreciation. Under normal market conditions, the Portfolio’s investment advisor seeks to achieve the Portfolio’s investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment adviser to be emerging growth companies.

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Van Kampen Universal Institutional Funds

Morgan Stanley Investment Management Inc. doing business as Van Kampen is the investment advisor for each of the Universal Institutional Funds (UIF).

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Van Kampen UIF Funds’ prospectus carefully before investing.

Van Kampen UIF Emerging Markets Debt Portfolio

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen UIF Emerging Markets Equity Portfolio

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Advisor’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Van Kampen UIF U.S. Real Estate Portfolio

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Portfolio focuses on REITs as well as real estate operating companies (“REOCs”) that invest in a variety of property types and regions. The Advisor’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

Fixed Accounts

Interests in contracts attributable to Fixed Accounts haven’t been registered under the 1933 Act or the 1940 Act. Thus, neither these Fixed Accounts nor our General Account, which guarantees the Fixed Account values and Death Benefits and Annuity Benefits under those contracts, are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission hasn’t reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account. Disclosures regarding the Fixed Accounts or the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options (GROs)

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put a contribution in a GRO, a Guaranteed Interest Rate is locked in. We declare the Guaranteed Interest Rate for each duration you select. The duration of your GRO Account is the Guarantee Period. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won’t declare an interest rate less than the Minimum Interest Rate. Each GRO Account expires at the end of the duration you have selected. See “Renewals of GRO Accounts” below. All contributions you make to a GRO are placed in a non-unitized separate account. Values and benefits under your contract

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attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you haven’t transferred or withdrawn any amounts, will be the amount you contributed plus interest at the Guaranteed Interest Rate less any administrative charges. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

We may declare an Enhanced Rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This Enhanced Rate will be guaranteed for the Guaranteed Period’s first year and declared at the time of purchase. We can declare and credit additional interest based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis . Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. The Enhanced Rate or Additional Interest may not be available in certain states.

Each group of GRO Accounts of the same duration is considered one GRO for Account Value reporting purposes. For example, when you receive a quarterly statement, all of your three-year GRO Accounts will be shown as one GRO while all of your five-year GRO Accounts will appear as another GRO, even though they may have different maturity dates. However, you will receive separate notices concerning GRO renewals for each contribution you have made, since each contribution will have a different maturity date.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

Renewals of GRO Accounts. When a GRO Account expires, we’ll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We’ll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can’t be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration. For example, if your expiring GRO Account was for 10 years and when it expires, we don’t offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires. You can’t choose, and we won’t renew, a GRO Account that expires after your Retirement Date.

Market Value Adjustments. A Market Value Adjustment is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for Free Withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period. No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules. In addition, we won’t make a Market Value Adjustment for a Death Benefit. The market-adjusted value may be higher or lower than the GRO Value, but will never be less than the Minimum Value. Withdrawal charges, administrative expenses and optional benefit charges, if applicable, can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value distributed. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will generally increase your GRO Value distributed.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

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MVA =  GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1],  where

A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn’t equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

Systematic Transfer Option

We offer a Systematic Transfer Option (STO) that provides a guaranteed interest rate. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all STO contributions into other Investment Options within twelve months of your STO contribution. Transfers will be made automatically in approximately equal quarterly or monthly installments of not less than $1,000 each. You can’t transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO’s annual effective interest rate will never be less than the Minimum Interest Rate. See “Systematic Transfer Program” in Part 8 for details on this program.

Part 4 - DEDUCTIONS AND CHARGES

Separate Account Charges

We deduct a daily mortality and expense charge from the Unit Values equal to an annual effective rate of 1.35% of your Account Value in the Variable Account Options. We can’t increase this daily expense rate without your consent. Of the 1.35% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.20% for assuming the expense risk and the mortality risk under the contract. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract. We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charge may be changed, but the total Mortality, Expense Risk and Administrative Fee can’t be increased.

Annual Administrative Charge

We charge an annual administrative charge of $30. This charge is waived if the Account Value is at least $50,000 on the last day of any Contract Year. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is

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withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant’s death, annuitization or contract termination during a Contract Year.

Portfolio Charges

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can’t be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on fund expenses and related items.

Reduction or Elimination of Separate Account or Administrative Charges

We can reduce or eliminate the Separate Account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We won’t unlawfully discriminate against any person or group if we reduce or eliminate these charges.

State Premium Tax Deduction

We won’t deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we’ll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range up to 4%.

Contingent Withdrawal Charge

We don’t deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 8%. This amount is a percentage of your contribution and not of the Account Value. As shown below, the charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made. The maximum of 8% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don’t deduct withdrawal charges when you withdraw contributions made more than seven years prior to your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the Free Withdrawal amount are not subject to the withdrawal charge. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, plus or minus any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested, less any applicable tax withholding.

You may take your Free Withdrawal (less any earlier withdrawal in the same year) each Contract Year without a contingent withdrawal charge or Market Value Adjustment. If you don’t take any Free Withdrawals in one Contract Year, you can’t add it to the next year’s Free Withdrawal. If you aren’t 59½, federal tax penalties may apply. Should you completely surrender the contract, the amount of withdrawal charges is based on contributions and is not reduced by any Free Withdrawals.

Charge as a Percentage of the
Number of Full Years from Date of Contribution	Contribution Withdrawn

0	8%
1	7
2	6
3	5
4	4
5	3
6	2
7+	0

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We won’t deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate Annuity Benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won’t deduct a charge if the Annuitant dies. See “Death Benefits” in Part 5.

Reduction or Elimination of the Contingent Withdrawal Charge

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, and the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we or our affiliate sponsored. We won’t unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

Transfer Charge

If you make more than twelve transfers among your Investment Options during one Contract Year, we will charge your account up to $20 for each additional transfer during that year. Transfer charges don’t apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) systematic transfers from the STO, nor will such transfers count toward the twelve free transfers you can make during a Contract Year.

Hardship Waiver

We can waive withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We can also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts. Hardship circumstances include the owner’s (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We can require reasonable notice and documentation including, but not limited to, a physician’s certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the primary and the joint owner.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

Part 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract

You can make contributions of at least $100 at any time up to nine years before your Retirement Date. Your first contribution, however, can’t be less than $1,000 (some states may require a higher initial contribution).

We may limit the total contributions under a contract to $1,000,000 if the Annuitant is age 75 or under or to $500,000 if the Annuitant is age 76 or older. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all owners under the contract. If your contract is an individual retirement account

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(IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits. Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. We do not waive this policy for particular investors or classes of investors. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept allocation changes by telephone transaction. See “Transfers” in Part 5.

Your Account Value

Your Account Value reflects various charges. See Part 4, “Deductions and Charges.” Annual deductions are made as of the last day of each Contract Year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account (mortality and expense risk and administration charges) are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account Option. The value of contributions allocated to the Variable Account Options is not guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See “Guaranteed Rate Options” in Part 3. If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days to make additional contributions. This could vary by state so please refer to your annuity contract for specific information.

Units in Our Separate Account

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Variable Account Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses.

The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won’t vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer Account Value to that Variable Account Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies and to pay the annual administrative charge.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option at the close of business of the New York

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Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current day. We determine a net investment factor for each Variable Account Option as follows:

•                  First, we take the value of the shares belonging to the Variable Account Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

•                  Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                  Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                  Then we divide this amount by the value of the amounts in the Variable Account Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

•                  Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an effective annual rate of 1.35%. This charge is for the mortality risk, administrative expenses and expense risk we assumed under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the Mortality, Expense Risk and Administrative Fees and any charge for administrative expenses or taxes.

Transfers

You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can’t make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO you haven’t already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration date of a GRO Guarantee Period, the transfer is subject to a Market Value Adjustment. See “Guaranteed Rate Options” in Part 3. Transfers from GROs will be made according to the order in which contributions were originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a Contract Year. After those twelve transfers, a charge of up to $20 will apply to each additional transfer during that Contract Year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs, described in Part 8.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service subject to your use of the required personal identifiers. We’ll honor telephone transfer instructions from any person who provides correct identifying information. We aren’t responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn’t change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we’re open for business. You’ll receive the Variable Account Options’ Unit Values as of the close of business on the day you call. Accordingly, transfer requests for Variable Account Options received at or after 4:00 p.m.

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Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or firms that represent multiple contracts will be processed no later than the next Business Day after our Administrative Office receives the requests.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect and prevent all frequent trading. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                                       Prohibited Transfers. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•                                          a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five business days, there was a transfer out of the same Variable Account Option;

•                                          a transfer request out of an International or High Yield Variable Account Option if, within the preceding five business days, there was a purchase or transfer into the same Variable Account Option.

2.                                       Allowable Transfers Accompanying A Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

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3.                                       Notification. We will notify you if your requested transfer is not made.

4.                                        Revocation of Same-Day Transfer Privileges. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•                                          If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

•                                          In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5.                                        20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. Mail, Internet, telephone request, or facsimile.

•                                        All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

•                                        Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

•                                        Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading. If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish subject to the 10% Free Withdrawal and contingent withdrawal charges. Each withdrawal must be at least $300. The withdrawal will be taken from your

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Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first seven years after each contribution, there is a contingent withdrawal charge for any withdrawals other than your Free Withdrawals. The charge starts at 8% and decreases as your contribution ages. The charge is a percentage of each contribution, not Account Value. This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts. Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived. See Part 4, Reduction of Elimination of the Contingent Withdrawal Charge.

You may withdraw up to 10% of your Account Value each Contract Year with no withdrawal charges. After the first 10% within a Contract Year, there will be a charge for any withdrawals you make, based upon the length of time your contribution has been in your account. When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any contingent withdrawal charges plus any Market Value Adjustments. The total amount that you receive will be the total amount that you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See “Tax Aspects of the Contract” in Part 7. Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw the requested payment according to the third party’s instructions, including instructions concerning from which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Assignments

We do not allow partial or collateral assignment of your contract.

Death Benefits

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant’s death, rather than upon the Owner’s death. We’ll pay a Death Benefit to the Annuitant’s surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the contract’s 10th Contract Anniversary, if later), the Death Benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the Annuitant’s 86th birthday, the Death Benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued before the Annuitant’s 86th birthday, if the Annuitant dies before age 90 (or the contract’s 10th Contract Anniversary, if later) and before annuity payments have started, the Death Benefit is the highest of:

(a)                    your highest Account Value on any Contract Anniversary (before Annuitant’s age 81), plus subsequent contributions and minus subsequent withdrawals (after being adjusted for associated charges and adjustments);

(b)                   total contributions, minus subsequent withdrawals (after being adjusted for associated charges and adjustments); or

(c)                    your current Account Value at the end of the Business Day we receive proof of death and beneficiary’s election.

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The reductions in Death Benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a proportional basis with respect to Account Value at the time of withdrawal. We’ll also adjust the Death Benefit for any applicable charges.

Death Benefits and benefit distributions required under the Code because of your death if you are not the Annuitant can be paid in a lump sum or as an annuity. If a benefit option hasn’t been selected for the beneficiary at the Annuitant’s death, the beneficiary can select an option. A beneficiary that is not a natural person automatically receives a five-year distribution.

You select the beneficiary of the Death Benefit, referred to as the Annuitant’s Beneficiary in the contract. You also select an Owner’s Beneficiary, who receives any benefit distribution required under the Code upon the death of the owner of an annuity who is not also the annuitant. You may change any beneficiary by sending the appropriate form to the Administrative Office. We reserve the right to limit the number of beneficiaries you can name at one time. If an Annuitant’s Beneficiary doesn’t survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and so that spousal continuation can occur, if that is your intention. You will find more information about spousal continuation in Part 7, “Tax Aspects of the Contract”.

A Death Benefit won’t be paid after the Annuitant’s death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

Annuity Benefits

All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant’s 100th birthday (the “Maximum Retirement Date”) by writing to the Administrative Office any time before the Maximum Retirement Date. Contract terms applicable to various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Surrender Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an Annuity Benefit other than a lump sum payment will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied if the Annuity Benefit doesn’t have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

Annuities

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can’t change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

If you haven’t already selected a form of annuity, within six months prior to your Retirement Date we’ll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity. However, if we don’t receive a completed form from you on or before your Retirement Date, we’ll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

We currently offer the following types of annuities, funded through our General Account:

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A life and ten years certain annuity is a fixed life income annuity with 10 years of payments guaranteed.

A period certain annuity provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

A period certain life annuity provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant’s beneficiary.

A life income annuity provides fixed payments for the life of the Annuitant, or until the annuitant and joint annuitant both die under a joint and survivor annuity.

Annuity Payments

Fixed annuity payments won’t change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those current rates will apply instead of the contract rates.

If the age or gender of an annuitant has been misstated, any benefits will be those, which would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an annuity within seven days after receipt of the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)          the New York Stock Exchange has been closed or trading on it is restricted;

(2)          an emergency exists so that disposal of securities isn’t reasonably practicable or it isn’t reasonably practicable for a separate account fairly to determine the value of its net assets; or

(3)          the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

We can delay payment of your Fixed Accounts, whether payment is related to partial or total withdrawals or providing an Annuity Benefit, for up to six months.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order. During the period from the date of death until we receive all required paperwork in good order, the amount of the Death Benefit will remain allocated to the Portfolios you chose, so the amount of the Death Benefit will reflect the investment performance of those Portfolios during this period and will be subject to market fluctuations. Once one beneficiary submits death claim paperwork, the remaining Death Benefit amount will be moved into our General Account until the remaining beneficiaries submit

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their death claim paperwork.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can’t honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 - VOTING RIGHTS

Voting Rights

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We’ll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don’t receive instructions in time from all owners, we’ll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren’t responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We’ll vote any Portfolio shares that we’re entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we’re permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios in which your contributions are invested on the record date set by the Portfolio’s Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholders’ meeting. We count fractional shares. The record date for this purpose can’t be more than 60 days before the shareholders’ meeting.

How Portfolio Shares Are Voted

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn’t needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require owner approval. In that case, you’ll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under “How We Determine Your Voting Shares.”  We’ll cast votes attributable to amounts we have in the Variable

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Account Options in the same proportions as votes cast by owners.

Part 7 -TAX ASPECTS OF THE CONTRACT

Introduction

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity’s tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn’t designed to cover all situations and isn’t intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. Integrity does not make any guarantee regarding the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Your Contract is an Annuity

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (qualified annuity). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

Taxation of Annuities Generally

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can’t defer tax on the annuity’s income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn’t taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

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If you annuitize the contract, meaning you receive annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner’s investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, future payments are entirely ordinary income. If the Annuitant dies before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)          on or after the date on which the taxpayer attains age 59½;

(2)          as a result of the owner’s death;

(3)          part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;

(4)          a result of the taxpayer becoming disabled within the meaning of Code Section 72(m)(7);

(5)          from certain qualified plans (note, however, other penalties may apply);

(6)          under a qualified funding asset (as defined in Section 130(d) of the Code);

(7)          purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;

(8)          under an immediate annuity as defined in Code Section 72(u)(4);

(9)          for the purchase of a first home (distribution up to $10,000);

(10)    for certain higher education expenses; or

(11)    to cover certain deductible medical expenses, or to cover health insurance premiums if you are unemployed.

Please note that item (8) applies to nonqualified contracts only, and items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See “Withdrawals” in Part 5.

The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Distribution-at-Death Rules

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules:  (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner’s death.

If the beneficiary is the owner’s spouse, the contract (along with the deferred tax status) may be continued in the spouse’s name as the owner.

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Spousal Continuation

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The contract must be structured properly with the owner and annuitant being the same person, no contingent annuitant named and the spouse listed as the owner’s and the annuitant’s sole beneficiary. We will increase the continued contract’s Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may exercise all rights and privileges under the contract. When the surviving spouse dies, the Death Benefit will be paid to the surviving spouse’s beneficiary.

We waive any withdrawal charges applicable to full or partial withdrawals made after the spousal continuation is elected for both the existing value and any new contributions. Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

Diversification Standards

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The Statement of Additional Information contains general information about the use of contracts with the various types of qualified plans.

Inherited IRAs

This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The named beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a minimum required distribution (“MRD”) must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plans

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax-deferred growth and other tax advantages. For most investors, it will be advantageous to make

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maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as lifetime income payments and death benefit protection.

This contract has enhanced Death Benefits. The IRS has not ruled whether an enhanced death benefit could be characterized as life insurance, the amount of which is limited in a code section 401(a), 403(b) or IRA plan. An employer or qualified plan administrator may want to consult their tax or legal advisor regarding such limitations before using an annuity with an enhanced death benefit in one of these plans.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

Impact of Taxes on the Company

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

Transfers Among Investment Options

There won’t be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

Part 8 - ADDITIONAL INFORMATION

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal amount be used. The minimum Systematic Withdrawal currently is $100. Residents of certain states may be required to keep a specific minimum account balance. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

If you elect the annual Free Withdrawal amount be withdrawn under the Systematic Withdrawal Program, we won’t deduct a contingent withdrawal charge or make a Market Value Adjustment. See “Contingent Withdrawal Charge” in Part 4. Amounts withdrawn under the Systematic Withdrawal Program in excess of the Free Withdrawal amount will be subject to a contingent withdrawal charge and a Market Value Adjustment if applicable. Withdrawals will be subject to income taxation and may also be subject to the 10% federal tax penalty for early withdrawal. See Part 7, “Tax Aspects of the Contract.”

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Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59½. You won’t have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See “Taxation of Annuities Generally,” in Part 7. Once you begin receiving distributions, they shouldn’t be changed or stopped until the later of:

•                       the date you reach age 59½; or

•                       five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59½ made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We’ll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days’ prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn’t available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program.

If you haven’t used up your Free Withdrawals in any given Contract Year, amounts you withdraw under the Income Plus Withdrawal Program may be within the Free Withdrawal amount. If they are, no contingent withdrawal charge will be taken and no Market Value Adjustment will be made. See “Contingent Withdrawal Charge” in Part 4.

Amounts withdrawn under the Income Plus Withdrawal Program in excess of the Free Withdrawal amount will be subject to a contingent withdrawal charge and a Market Value Adjustment if applicable.

Choices Plus Minimum Required Distribution Program

We offer a Choices Plus Minimum Required Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70½. Section 401(a)(9)(A) of the Code states that minimum required distributions from an IRA must begin on or before April 1st of the year following the year in which the IRA owner turns 70½. You won’t have to pay any tax penalty for these withdrawals, but they are subject to ordinary income tax. See “Taxation of Annuities Generally” in Part 7.

You can choose the Choices Plus Program any time if you’re age 70½ or older. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. We’ll calculate the amount of the distribution using current IRS guidance. Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to contingent withdrawal charges or Market Value Adjustments.

This program is open to new contract owners, as well as existing contract owners who are already taking minimum required distributions from their Integrity IRAs. Payments can be made to you by check or by

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direct deposit.

[THIS SPACE LEFT INTENTIONALLY BLANK]

Dollar Cost Averaging

Dollar-cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions. If you choose to dollar-cost average, the amount you invest is always the same. Thus, you automatically buy more units when the price is low, and fewer when the price is high. Over time, you may reduce the risk of buying units when their cost is highest, although dollar-cost averaging does not assure a profit and it does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions allocated to the Money Market Option to one or more other Investment Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Investment Option. The current minimum transfer to each Investment Option is $250. We won’t charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won’t count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don’t have enough Account Value in the Money Market Option to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

Systematic Transfer Program

We also offer a Systematic Transfer Program under which we transfer contributions you have allocated to the STO to one or more other Investment Options on a monthly or quarterly basis. We’ll transfer your STO contributions in approximately equal installments of at least $1,000 over a twelve-month period. If you don’t have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will be ended. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Investment Options you chose for this program. There is no charge for transfers under this program, and these transfers won’t count towards the twelve free transfers you may make in a Contract Year. You cannot transfer Account Value into the STO.

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To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

Customized Asset Rebalancing

Asset rebalancing allows you to choose a diversified investment mix that is appropriate for your goals and risk tolerance. You may wish to consult with your financial professional when establishing your investment portfolio. Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won’t charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won’t count towards your twelve free transfers.

Fixed Accounts aren’t included in the Customized Asset Rebalancing Program. We do not recommend use of the Customized Asset Rebalancing program if you have chosen to participate in an asset allocation model as described above.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon one day’s prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.

Systematic Contributions

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days’ prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

Table of Contents of Statement of Additional Information

Part 1 – Integrity and Custodian

Part 2 – Distribution of the Contracts

Part 3 - Intentionally Omitted

Part 4 – Performance Information

Part 5 – Determination of Accumulation Unit Values

Part 6 – Distributions Under Tax-Favored Retirement Programs

Part 7 – Financial Statements

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If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

Integrity Life Insurance Company

P.O. Box 5720

Cincinnati, Ohio 45201-5720

ATTN: Request for SAI of Pinnacle

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Appendix A

Financial Information for Separate Account II (Pinnacle 3 Integrity)

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception

Fidelity VIP Asset Manager-Service Class 2
Unit value at beginning of period	$10.37	—									$10.00
Unit value at end of period	$10.62	$10.37
Number of units outstanding at end of period	24,002	—
Fidelity VIP Balanced- Service Class 2
Unit value at beginning of period	$10.50	—									$10.00
Unit value at end of period	$10.93	$10.50
Number of units outstanding at end of period	36,541	49,805

Fidelity VIP II Contrafund – Initial Class
Unit value at beginning of period	$15.74	$13.82	$10.90	$12.19	$14.08	$15.29	$12.47	$9.73		—	$10.00
Unit value at end of period	$18.16	$15.74	$13.82	$10.90	$12.19	$14.08	$15.29	$12.47	$9.73
Number of units outstanding at end of period	1,201,431	1,260,440	1,298,178	1,425,302	1,519,016	1,735,357	1,652,352	893,485	129,361
Fidelity VIP Dynamic Cap Appreciation –Service Class 2
Unit value at beginning of period	$10.66	—									$10.00
Unit value at end of period	$12.69	$10.66
Number of units outstanding at end of period	17,795	14,692

Fidelity VIP Equity-Income – Initial Class
Unit value at beginning of period	$13.51	$12.28	$9.55	$11.66	$12.43	$11.62	$11.08	$10.06		—	$10.00
Unit value at end of period	$14.11	$13.51	$12.28	$9.55	$11.66	$12.43	$11.62	$11.08	$10.06
Number of units outstanding at end of period	900,224	1,276,954	1,346,565	1,422,524	1,532,888	1,303,950	1,571,231	1,206,214	155,520
Fidelity VIP Growth – Service Class
Unit value at beginning of period	$8.26	$8.11	$6.19	$8.99	$11.08	$12.63		—	—	—	$10.00
Unit value at end of period	$8.61	$8.26	$8.11	$6.19	$8.99	$11.08	$12.63
Number of units outstanding at end of period	322,544	559,111	539,704	468,305	503.508	364,255	54,439

Fidelity VIP III Growth & Income – Initial Class
Unit value at beginning of period	$12.66	$12.13	$9.93	$12.07	$13.41	$14.11	$13.10	$10.24		—	$10.00
Unit value at end of period	$13.44	$12.66	$12.13	$9.93	$12.07	$13.41	$14.11	$13.10	$10.24
Number of units outstanding at end of period	556,026	747,678	901,629	952,583	1,130,965	1,111,831	1,291,885	859,704	119,576

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	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception

Fidelity VIP III Growth Opportunities – Initial Class
Unit value at beginning of period	$9.36	$8.86	$6.91	$8.97	$10.62	$12.98	$12.62	$10.26			$10.00
Unit value at end of period	$10.06	$9.36	$8.86	$6.91	$8.97	$10.62	$12.98	$12.62	$10.26
Number of units outstanding at end of period	256,861	392,637	465,755	472,524	661,779	768,638	948,352	617,513	78,180
Fidelity VIP High Income–Service Class 2
Unit value at beginning of period	$10.75	—									$10.00
Unit value at end of period	$10.85	$10.75
Number of units outstanding at end of period	17,348	377,400

Fidelity VIP Investment Grade Bond – Service Class 2
Unit value at beginning of period	$10.33	—									$10.00
Unit value at end of period	$10.38	$10.33
Number of units outstanding at end of period	98,143	58,076

Fidelity VIP Mid Cap – Service Class
Unit value at beginning of period	$24.33	$19.77	$14.46	$16.27	$17.07	$12.96		—	—	—
Unit value at end of period	$28.37	$24.33	$19.77	$14.46	$16.27	$17.07	$12.96
Number of units outstanding at end of period	521,151	599,115	533,623	581,450	581,376	503,449	82,924				$10.00

Fidelity VIP Overseas – Service Class 2
Unit value at beginning of period	$11.07	—									$10.00
Unit value at end of period	$12.97	$11.07
Number of units outstanding at end of period	23,441	4,618

Franklin Income Securities – Class 1
Unit value at beginning of period	$14.22	$12.63	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$14.28	$14.22	$12.63
Number of units outstanding at end of period	1,913,947	2,225,251	2,619,202

Franklin Growth & Income Securities – Class 1
Unit value at beginning of period	$12.88	$11.77	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$13.18	$12.88	$11.77
Number of units outstanding at end of period	910,742	1,215,226	1,346,436

Franklin Large Cap Growth Securities – Class 2
Unit value at beginning of period	$12.67	$11.90	$10.00	—	—	—	—	—		—	$10.00
Unit value at end of period	$12.63	$12.67	$11.90
Number of units outstanding at end of period	40,911	32,611	15,672

Franklin Mutual Shares Securities – Class 2
Unit value at beginning of period	$13.46	$12.12	$10.00	—	—	—	—	—			$10.00
Unit value at end of period	$14.68	$13.46	$12.12
Number of units outstanding at end of period	277,130	155,623	147,344
Templeton Foreign Securities – Class 2
Unit value at beginning of period	$14.69	$12.57	$10.00	—	—	—	—	—	—	—	$10.00

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	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception

Unit value at end of period	$15.97	$14.69	$12.57
Number of units outstanding at end of period	178,899	98,229	82,198
Templeton Growth Securities – Class 2
Unit value at beginning of period	$14.24	$12.45	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$15.30	$14.24	$12.45
Number of units outstanding at end of period	214,122	97,800	32,447

J.P. Morgan Bond
Unit value at beginning of period	$13.77	$13.38	$13.08	$12.19	$11.55	$10.60	$10.85	$10.19	—	—	$10.00
Unit value at end of period	$13.97	$13.77	$13.38	$13.08	$12.19	$11.55	$10.60	$10.85	$10.19
Number of units outstanding at end of period	828,481	1,113,114	1,458,561	2,171,151	1,972,807	1,491,565	1,890,368	1,499,874	418,029

J.P. Morgan International Equity
Unit value at beginning of period	$10.53	$9.01	$6.90	$8.56	$10.73	$12.93	$9.59	$9.28		—	$10.00
Unit value at end of period	$11.49	$10.53	$9.01	$6.90	$8.56	$10.73	$12.93	$9.59	$9.28
Number of units outstanding at end of period	208,268	307,492	354,180	237,950	293,390	324,546	345,201	137,064	41,664

J.P. Morgan Mid Cap Value
Unit value at beginning of period	$11.50	—									$10.00
Unit value at end of period	$12.39	$11.50
Number of units outstanding at end of period	42,320	20,203

MFS Capital Opportunities – Service Class
Unit value at beginning of period	$6.31	$5.71	$4.55	$6.58	$8.73	—	—	—	—	—	$10.00
Unit value at end of period	$6.32	$6.31	$5.71	$4.55	$6.58	$8.73
Number of units outstanding at end of period	198,835	366,428	304,705	374,754	560,187	477,460
MFS Emerging Growth – Service Class
Unit value at beginning of period	$4.87	$4.38	$3.42	$5.24	$8.00		—	—	—	—	$10.00
Unit value at end of period	$5.24	$4.87	$4.38	$3.42	$5.24	$8.00
Number of units outstanding at end of period	173,306	217,863	294,322	267,341	337,119	279,091

MFS Investors Growth – Service Class
Unit value at beginning of period	$10.89	—									$10.00
Unit value at end of period	$11.20	$10.89
Number of units outstanding at end of period	0	—

MFS Mid Cap Growth – Service Class
Unit value at beginning of period	$6.64	$5.89	$4.37	$7.83	$9.63	—	—	—	—	—	$10.00
Unit value at end of period	$6.74	$6.64	$5.89	$4.37	$7.83	9.63
Number of units outstanding at end of period	285,819	469,098	657,600	524,185	870,222	479,615

MFS New Discovery – Service Class
Unit value at beginning of period	$8.04	$7.68	$5.83	$8.67	$9.27	—	—	—	—	—	$10.00
Unit value at end of period	$8.33	$8.04	$7.68	$5.83	$8.67	$9.27
Number of units outstanding at end of period	107,942	186,826	235,136	392,709	417,974	214,134

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	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception

MFS Total Return – Service Class
Unit value at beginning of period	$10.93	—									$10.00
Unit value at end of period	$11.06	$10.93
Number of units outstanding at end of period	47,833	8,700

Putnam VT Discovery Growth – Class 1B Shares
Unit value at beginning of period	$8.59	$8.10	$6.22	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.09	$8.59	$8.10	$6.22
Number of units outstanding at end of period	3,864	8,934	16,311	31,563

Putnam VT George Putnam Fund of Boston – Class 1B Shares
Unit value at beginning of period	$11.90	$11.15	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.21	$11.90	$11.15
Number of units outstanding at end of period	26,628	35,158	37,655

Putnam VT Growth & Income – Class 1B Shares
Unit value at beginning of period	$10.47	$9.55	$7.60	$9.53	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.86	$10.47	$9.55	$7.60	$9.53
Number of units outstanding at end of period	46,012	69,546	89,369	63,833	20,057

Putnam VT International Equity – Class 1B Shares
Unit value at beginning of period	$11.32	$9.88	$7.79	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.53	$11.32	$9.88	$7.79
Number of units outstanding at end of period	106,868	115,827	127,864	175,238

Putnam VT Small Cap Value – Class 1B Shares
Unit value at beginning of period	$15.13	$12.15	$8.23	$10.21	—						$10.00
Unit value at end of period	$15.98	$15.13	$12.15	$8.23	$10.21
Number of units outstanding at end of period	209,107	325,902	280,486	248,600	72,568

Putnam VT Voyager – Class 1B Shares
Unit value at beginning of period	$12.14	$11.71	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.65	$12.14	$11.71
Number of units outstanding at end of period	8,881	22,932	7,883

Scudder VIT EAFE Equity Index– Class A
Unit value at beginning of period	$10.38	$8.84	$6.72	$8.69	$11.70	$14.22	$11.30	$9.42		—	$10.00
Unit value at end of period	$10.43	$10.38	$8.84	$6.72	$8.69	$11.70	$14.22	$11.30	$9.42
Number of units outstanding at end of period	0	1,456,820	229,212	261,235	257,086	247,563	240,439	177,704	19,652

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	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception

Scudder VIT Equity 500 Index – Class A
Unit value at beginning of period	$12.56	$11.51	$9.10	$11.88	$13.71	$15.32	$12.90	$10.16		—	$10.00
Unit value at end of period	$12.97	$12.56	$11.51	$9.10	$11.88	$13.71	$15.32	$12.90	$10.16
Number of units outstanding at end of period	1,030,499	1,451,504	1,634,520	1,911,120	2,357,487	2,509,913	2,454,241	1,563,771	224,706

Scudder VIT Small Cap Index – Class A
Unit value at beginning of period	$13.55	$11.67	$8.08	$10.31	$10.24	$10.80	$9.11	$9.44		—	$10.00
Unit value at end of period	$13.94	$13.55	$11.67	$8.08	$10.31	$10.24	$10.80	$9.11	$9.44
Number of units outstanding at end of period	251,072	389,511	461,729	425,605	491,217	528,324	456,819	389,699	70,238

Touchstone Balanced
Unit value at beginning of period	$11.99	$11.08	$9.24	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.61	$11.99	$11.08	$9.24
Number of units outstanding at end of period	134,194	172,707	143,674	61,716

Touchstone Baron Small Cap Value
Unit value at beginning of period	$25.28	$20.05	$15.23	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$26.86	$25.28	$20.05	$15.23
Number of units outstanding at end of period	185,632	185,980	203,229	236,032

Touchstone Core Bond
Unit value at beginning of period	$10.90	$10.70	$10.48	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.93	$10.90	$10.70	$10.48
Number of units outstanding at end of period	109,727	109,117	163,286	184,869

Touchstone Emerging Growth(1)
Unit value at beginning of period	$12.32	$11.15	$7.67	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$14.02	$12.32	$11.15	$7.67
Number of units outstanding at end of period	73,516	98,578	85,135	39,566

Touchstone Enhanced Dividend 30
Unit value at beginning of period	$11.04	$10.64	$8.18	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.56	$11.04	$10.64
Number of units outstanding at end of period	1,078,127	1,355,134	1,681,322

Touchstone Growth & Income
Unit value at beginning of period	$11.76	$10.82	$8.26	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.81	$11.76	$10.82	$8.26
Number of units outstanding at end of period	41,579	56,631	58,552	24,042

Touchstone High Yield
Unit value at beginning of period	$12.88	$11.92	$9.75	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$13.12	$12.88	$11.92	$9.75
Number of units outstanding at end of period	426,793	534,408	1,048,075	723,541

Touchstone Eagle Cap Appreciation
Unit value at beginning of period	$19.48	$17.19	$13.17	$19.21	$27.02	$35.32	$26.42	$19.74	$14.85	—	$10.00

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	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception

Unit value at end of period	$19.24	$19.48	$17.19	$13.17	$19.21	$27.02	$35.32	$26.42	$19.74	$14.85
Number of units outstanding at end of period	440,850	604,193	725,005	813,251	1,023,394	1,230,280	1,214,898	1,345,118	1,295,185	1,184,119

Touchstone Money Market
Unit value at beginning of period	$9.97	$9.97	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.14	$9.97	$9.97
Number of units outstanding at end of period	1,224,340	741,819	1,202,155

Touchstone Third Avenue Value
Unit value at beginning of period	$41.43	$33.35	$24.11	$29.62	$26.06	$23.76	$27.42	$23.47	$18.24	—	$10.00
Unit value at end of period	$47.99	$41.43	$33.35	$24.11	$29.62	$26.06	$23.76	$27.42	$23.47	$18.24
Number of units outstanding at end of period	571,704	656,051	741,076	780,658	934,887	620,186	930,696	1,385,723	1,278,296	1,119,634

Touchstone Value Plus
Unit value at beginning of period	$10.89	$9.98	$7.80	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.97	$10.89	$9.98	$7.80
Number of units outstanding at end of period	359,771	464,320	541,792	6,205

Touchstone Aggressive ETF
Unit value at beginning of period	$10.27	—									$10.00
Unit value at end of period	$10.60	$10.27
Number of units outstanding at end of period	64,045	23,909

Touchstone Conservative ETF
Unit value at beginning of period	$10.16	—									$10.00
Unit value at end of period	$10.36	$10.16
Number of units outstanding at end of period	16,880	—

Touchstone Enhanced ETF
Unit value at beginning of period	$10.50	—									$10.00
Unit value at end of period	$10.98	$10.50
Number of units outstanding at end of period	268,034	193

Touchstone Moderate ETF
Unit value at beginning of period	$10.25	—									$10.00
Unit value at end of period	$10.51	$10.25
Number of units outstanding at end of period	145,411	2,011

Van Kampen LIT Comstock- Class 2
Unit value at beginning of period	$14.20	$12.25	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$14.58	$14.20	$12.25
Number of units outstanding at end of period	89,197	62,173	32,215

Van Kampen LIT Emerging Growth – Class 2
Unit value at beginning of period	$12.56	$11.93	$10.00	—	—	—	—	—	—	—	$10.00

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	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception

Unit value at end of period	$13.34	$12.56	$11.93
Number of units outstanding at end of period	10,651	18,299	7,394

Van Kampen UIF Emerging Markets Debt
Unit value at beginning of period	$14.65	$13.50	$10.70	$9.93	$9.14	$8.32	$6.52	$9.23			$10.00
Unit value at end of period	$16.23	$14.65	$13.50	$10.70	$9.93	$9.14	$8.32	$6.52	$9.23
Number of units outstanding at end of period	124,599	147,431	199,349	201,513	150,281	192,477	310,684	607,509	653,365
Van Kampen UIF Emerging Markets Equity – Class 2
Unit value at beginning of period	$17.46	$14.39	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$23.04	$17.46	$14.39
Number of units outstanding at end of period	40,938	19,454	14,038

Van Kampen UIF U.S. Real Estate
Unit value at beginning of period	$21.42	$15.92	$11.73	$11.99	$11.07	$8.68	$8.93	$10.15			$10.00
Unit value at end of period	$24.73	$21.42	$15.92	$11.73	$11.99	$11.07	$8.68	$8.93	$10.15
Number of units outstanding at end of period	247,351	322,320	331,092	376,700	339,600	238,338	234,609	252,794	67,357

(1) Portfolio changed its name to Touchstone Mid Cap Growth effective 5-1-06.

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Appendix B

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Contribution:  $50,000.00

GRO Account duration:  7 Years

Guaranteed Interest Rate:  5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under “Table of Annual Fees and Expenses” in this Prospectus. In these examples, the withdrawal occurs at the end of the three-year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. Contingent withdrawal charges don’t apply to transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed for these examples that you haven’t made any prior partial withdrawals or transfers.

The Market Value Adjustment will be based on the rate we are crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don’t declare a rate for the exact time remaining, we’ll use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge, which would be calculated separately.

Example of a Downward Market Value Adjustment:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we’re crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

-$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

$54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

$3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

$51,688.58 = $57,881.25 - $3,192.67 - $3,000.00

If instead of a full withdrawal, $20,000 was requested, we would first determine the Free Withdrawal amount:

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$5,788.13 = $57,881.25 X .10

Free Amount = $5,788.13

The non-free amount would be:

$14,211.87 = $20,000.00 - $5,788.13

The Market Value Adjustment, which is only applicable to the non-free amount, would be

- $783.91 = -0.0551589 X $14,211.87

The withdrawal charge would be:

$957.18 = [($14,211.87+ $783.91)/(1 - .06)] - ($14,211.87+ 783.91)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

$21,741.09 = $20,000.00 + $783.91 + $957.18

The ending Account Value would be:

$36,140.16 = $57,881.25 - $21,741.09

Example of an Upward Market Value Adjustment:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we’re crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

$1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

$59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

$3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

$56,564.96 = $57,881.25 + $1,683.71 - $3,000.00

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If instead of a full withdrawal, $20,000 was requested, the Free Withdrawal amount and non-free amount would first be determined as above:

Free Amount =    $ 5,788.13

 Non-Free Amount =   $14,211.87

The Market Value Adjustment would be:

$413.41 = .0290890 X $14,211.87

The withdrawal charge would be:

$880.75 = [($14,211.87 - $413.41)/(1 - .06)] - ($14,211.87 - $413.41)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

$20,467.34 = $20,000.00 - $413.41 + $880.75

The ending Account Value would be:

$37,413.91 = $57,881.25 - $20,467.34

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below your premium plus 3% interest, before any applicable charges. Account values less than $50,000 will be subject to a $30 annual charge.

The above examples will be adjusted to comply with applicable state regulation requirements for contracts issued in certain states.

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PROSPECTUS

PINNACLE IV

Flexible Premium Variable Annuity

issued by Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company (Integrity), a subsidiary of The Western and Southern Life Insurance Company, through Integrity Separate Account II. The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. You may allocate contributions to different investment options within our Separate Account II, referred to as Variable Account Options, or to our Fixed Accounts, or both. Together, the Variable Account Options and Fixed Accounts are referred to as Investment Options.

Your contributions to the Variable Account Options are invested in shares of one or more of the following Portfolios:

DWS Scudder Investment Funds	Putnam Variable Trust
DWS Equity 500 Index VIP Fund	Putnam VT Discovery Growth Fund
DWS Small Cap Index VIP Fund	Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Fidelity ®VIP Funds	Putnam VT International Equity Fund
Fidelity VIP Asset ManagerSM Portfolio	Putnam VT Small Cap Value Fund
Fidelity VIP Balanced Portfolio	Putnam VT Voyager Fund
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Dynamic Capital Appreciation Portfolio	Touchstone Variable Series Trust
Fidelity VIP Equity-Income Portfolio	Touchstone VST Balanced Fund
Fidelity VIP Growth Portfolio	Touchstone VST Baron Small Cap Fund
Fidelity VIP Growth & Income Portfolio	Touchstone VST Core Bond Fund
Fidelity VIP Growth Opportunities Portfolio	Touchstone VST Eagle Capital Appreciation Fund
Fidelity VIP High Income Portfolio	Touchstone VST Enhanced Dividend 30 Fund
Fidelity VIP Investment Grade Bond Portfolio	Touchstone VST Growth & Income Fund
Fidelity VIP Mid Cap Portfolio	Touchstone VST High Yield Fund
Fidelity VIP Overseas Portfolio	Touchstone VST Mid Cap Growth Fund
Touchstone VST Money Market Fund
Franklin Templeton VIP Trust	Touchstone VST Third Avenue Value Fund
FTVIPT Franklin Growth and Income Securities Fund	Touchstone VST Value Plus Fund
FTVIPT Franklin Income Securities Fund	Touchstone VST Aggressive ETF Fund
FTVIPT Franklin Large Cap Growth Securities Fund	Touchstone VST Conservative ETF Fund
FTVIPT Mutual Shares Securities Fund	Touchstone VST Enhanced ETF Fund
FTVIPT Templeton Foreign Securities Fund	Touchstone VST Moderate ETF Fund
FTVIPT Templeton Growth Securities Fund
Van Kampen Life Investment Trust (LIT) and
J.P. Morgan Series Trust II	Universal Institutional Funds (UIF)
JPMorgan Bond Portfolio	Van Kampen LIT Comstock Portfolio
JPMorgan International Equity Portfolio	Van Kampen LIT Emerging Growth Portfolio
Van Kampen UIF Emerging Markets Debt Portfolio
MFS Variable Insurance Trust	Van Kampen UIF Emerging Markets Equity Portfolio
MFS VIT Capital Opportunities Series	Van Kampen UIF U.S. Real Estate Portfolio
MFS VIT Emerging Growth Series
MFS VIT Investors Growth Stock Series
MFS VIT Mid Cap Growth Series
MFS VIT New Discovery Series
MFS VIT Total Return Series

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We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option (STO), together referred to as Fixed Accounts. The contribution you make to a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A Market Value Adjustment will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO can’t be decreased by a Market Value Adjustment below an amount equal to your allocation into a GRO Account, less prior withdrawals, plus interest accrued at the Minimum Interest Rate, less administrative fees or charges, and less any charges for the Enhanced Earnings Benefit (EEB) option, if elected. Withdrawal charges, charges for the EEB option (if elected), and annual administrative charges may apply, and may invade principal. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all contributions you make to the six-month STO into other Investment Options within six months and transfer all contributions you make to the twelve-month STO within one year of contribution. Transfers from the six-month STO must be made monthly. Transfers from the twelve-month STO may be made on a monthly or quarterly basis.

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2006 has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Part 9 of this prospectus.

These securities haven’t been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You can review and copy information about Pinnacle IV at the SEC’s Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about Pinnacle IV on the SEC’s Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20459-0102.

The contract is not a deposit or obligation of, or guaranteed by, any bank, nor is it insured by the FDIC. It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

The date of this prospectus is May 1, 2006.

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Timing of Payment	40
Death Claims	40
How You Make Requests and Give Instructions	40

Part 6 – Optional Contract Feature
Guaranteed Minimum Accumulation Benefit	41
Enhanced Earnings Benefit	42

Part 7 - Voting Rights
Voting Rights	43
How We Determine Your Voting Shares	43
How Portfolio Shares Are Voted	44
Separate Account Voting Rights	44

Part 8 - Tax Aspects of the Contract
Introduction	44
Your Contract is an Annuity	44
Taxation of Annuities Generally	45
Distribution-at-Death Rules	46
Spousal Continuation	46
Diversification Standards	46
Tax-Favored Retirement Programs	46
Inherited IRAs	47
Annuities in Qualified Plans	47
Federal and State Income Tax Withholding	47
Impact of Taxes on the Company	47
Transfers Among Investment Options	47

Part 9 - Additional Information
Systematic Withdrawal Program	47
Income Plus Withdrawal Program	48
Choices Plus Minimum Required Distribution Program	49
Dollar Cost Averaging	49
Systematic Transfer Program	50
Customized Asset Rebalancing	50
Systematic Contributions	51
Legal Proceedings	51
Table of Contents of Statement of Additional Information	51

Part 10 – Prior Contracts

Prior Contracts	51

Appendix A - Financial Information for Separate Account II (Unit Values)	55
Appendix B - Illustration of a Market Value Adjustment	72
Appendix C – Enhanced Earnings Benefit Calculation Example	75

Disclaimer

iShares is a registered mark of Barclays Global Investors, N.A. (BGI). All other trademarks, service marks or registered trademarks are the property of their respective owners. BGI’s only relationship to Integrity is the licensing of certain trademarks and trade names of BGI. Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BGI. BGI makes no representations or warranties to the owners of Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them. BGI has no obligation or liability in connection with the operation, marketing or trading of Integrity’s variable annuity products.

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GLOSSARY

1933 Act - the Securities Act of 1933, which is the federal securities law that governs registration of securities with the Securities and Exchange Commission.

1940 Act - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by Integrity Life Insurance Company to support the sale and administration of this variable annuity.

Account Value – the value of your contract, which consists of the values of your Investment Options added together.

Additional Interest - interest on your contributions in excess of the Guaranteed Interest Rate that we may declare and credit based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis.

Adjusted Account Value – your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

Administrative Office -  References in this prospectus to our administrative office refer to: Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720. Our express mail address is Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341. You may also call us at 1-800-325-8583.

Annuitant –  the person upon whose life an Annuity Benefit and Death Benefit are based. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit - amount paid on the Retirement Date.

Business Day – any day that the New York Stock Exchange is open.

Code - the Internal Revenue Code of 1986, as amended.

Contract Anniversary - occurs once annually on the same day as the Contract Date. The Contract Anniversary is the first day of each Contract Year.

Contract Date - the date we issue you the contract. It is shown on the schedule page of your contract.

Contract Year - each consecutive twelve-month period beginning on the Contract Date and ending on the day before the Contract Anniversary.

Death Benefit - benefit paid to a named beneficiary on the death of the Annuitant.

Enhanced Rate – a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

Exchange Traded Fund - a mutual fund that is traded like a stock on a securities exchange and may be purchased and sold throughout the trading day based on its market price.

Fixed Accounts – Guaranteed Rate Options and the Systematic Transfer Option.

Free Withdrawal - the amount you may withdraw in any Contract Year without paying contingent withdrawal charges. The Free Withdrawal amount is the greater of 15% of your Account Value at the time you make your first withdrawal request during a Contract Year or 15% of your Account Value at your most recent Contract Anniversary. During your first Contract Year, the Free Withdrawal amount is 15% of your initial contribution received on the Contract Date.

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Fund of Funds- A Portfolio that invests in other mutual funds.

Gain – Account Value less Net Premiums.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Guarantee Period — the duration of your GRO Account.

Guaranteed Interest Rate – a fixed annual effective interest rate that we declare for the duration of the Fixed Account option you select. Subsequent allocations to any Fixed Account may receive a different interest rate than prior allocations.

Guaranteed Minimum Accumulation Benefit (GMAB) – a benefit that provides a guaranteed minimum future value of amounts allocated to specific Investment Options for a specified accumulation period (currently ten years).

GMAB Option – the Investment Option used for contributions made to your GMAB.

Guaranteed Rate Option (GRO) – a Fixed Account which offers durations of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

GRO Value – the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven’t withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate, less any administrative charges and less any charges for the EEB option, if elected.

Investment Options – Variable Account Options and Fixed Accounts, collectively.

Market Value Adjustment “MVA) – an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

Minimum Interest Rate – the lowest interest rate we can declare for a Fixed Account at any time while the contract is in effect. Your Minimum Interest Rate is stated in your contract.

Minimum Value – an amount equal to your net allocation to a GRO Account, less withdrawals (including any associated charges and adjustments), less transfers out of a GRO Account, plus interest accumulated at the Minimum Interest Rate, less any administrative charges and less any charges for the EEB option, if elected.

Net Premiums–contributions less an adjustment for any withdrawals.

Portfolio – an investment portfolio of a mutual fund in which the Separate Account invests its assets.

Retirement Date –  The Retirement Date is the date you choose for your Annuity Benefit to be paid. Subject to federal and state law, the latest Retirement Date you can choose is the last Annuitant’s 100th birthday. We refer to this as the “Maximum Retirement Date”.

Separate Account – Separate Account consists of assets that are segregated by Integrity and invested in Variable Account Options.

Surrender Value – your Adjusted Account Value reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

Systematic Transfer Option (STO) –  a Fixed Account that allows you to make contributions to a six-month or twelve-month STO which must be transferred from the STO into other Investment Options within the six

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or twelve month period you chose. The STO provides a guaranteed fixed interest rate that is effective for the STO period selected. More information about this program is located in Part 9 of this prospectus.

Unit – a measure of your ownership interest in a Variable Account Option.

Unit Value – the value of each Unit calculated on any Business Day.

Variable Account Options – the various Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in one Portfolio.

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PART I

Part I - SUMMARY

Your Variable Annuity Contract

In this prospectus, “we,” “our,” “us,” and “the Company” mean Integrity Life Insurance Company (Integrity). The terms “you” and “your” mean the owner. The owner has all the rights under the contract. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The first death of one of the joint owners will determine the timing of distributions. Under this contract, the Annuitant is the person upon whose life the Annuity Benefit and Death Benefit are based.

You can invest for retirement by buying a Pinnacle IV Variable Annuity, if you complete an Application form and make a minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution and below the maximum allowed contribution discussed below.

Your Benefits

Your contract has an Account Value, an Annuity Benefit and a Death Benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual tax rules for annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part 8 “Tax Aspects of the Contract” for more information, and consult a tax advisor. The contract can also provide your benefits under certain tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.

How Your Contract is Taxed

Under the current tax laws, any increases in the value of your contributions won’t be considered part of your taxable income until you make a withdrawal. Generally, distributions are comprised of taxable income distributed first, followed by tax-free return of basis. If you annuitize your contract, each distribution will be based on an exclusion ratio of taxable earnings to tax-free return of basis. Therefore, part of each Annuity Benefit payment will be the tax-free return of your investment in the contract. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. In certain cases, you can make a withdrawal without paying the 10% federal tax penalty. For more information about withdrawals that are exempt from the federal tax penalty, see Part 8, “Tax Aspects of the Contract - Taxation of Annuities Generally.”

Your Contributions

The minimum initial contribution is $1,000 (some states may require a higher initial contribution). Additional contributions can be as little as $100. See “Contributions Under Your Contract” in Part 5. If you select the GMAB, a different minimum will apply. See “Guaranteed Minimum Accumulation Benefit” in Part 6.

Your Investment Options

You may have your contributions placed in a combination of the variable and fixed Investment Options. To select Investment Options most suitable for you, see Part 3, “Your Investment Options.”

The Variable Account Options invest in shares of mutual funds, each of which is referred to as a Portfolio.

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Each Variable Account Option and its corresponding Portfolio share the same investment goal. For example, if your investment goal is to save money for retirement, you might choose a growth oriented Variable Account Option, which invests in a growth Portfolio. The value of your Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio’s prospectus and Statement of Additional Information.

Account Value, Adjusted Account Value, Surrender Value and Minimum Account Value

Your Account Value consists of the values of your Investment Options added together. Your Adjusted Account Value is your Account Value, as increased or decreased by any Market Value Adjustments. Your Adjusted Account Value in the GROs can never be decreased below the Minimum Value. You’ll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Part 3, “Your Investment Options.”  Your Surrender Value is equal to your Adjusted Account Value, minus any contingent withdrawal charge and minus the pro rata portion of the annual administrative charges, separate account charges and optional benefit charges, if applicable. See “Charges and Fees” below. If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days in which to make additional contributions.

Transfers

You may transfer all or any part of your Account Value among the Investment Options, although some restrictions apply. You can find these in Part 5 under “Transfers.”   Any transfer must be at least $250. Transfers may also be made among certain Investment Options under the following special programs:  (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) the six or twelve month Systematic Transfer Option. All of these programs are discussed in Part 9. If you make more than twelve transfers among your Investment Options in one Contract Year, your account will be charged up to $20 for each transfer. All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail.

Charges and Fees

If your Account Value is less than $50,000 as of the last day of any Contract Year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account Value.

A daily charge at an annual effective rate of 1.45% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks and certain administrative expenses. The charges will never be greater than this unless you select an optional contract feature. For more information, see Part 4, “Deductions and Charges” and Part 6, “Optional Contract Feature”.

Investment management fees and other expenses are deducted from amounts the Separate Account invested in the Portfolios. Management fees can’t be increased without the consent of shareholders. See “Table of Annual Fees and Expenses” below and “Your Investment Options” in Part 3.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. You may withdraw up to 15% of your Account Value each Contract Year without paying withdrawal charges. After the first 15% within a Contract Year, there may be a charge for withdrawals you make, based upon the length of time your contribution has been in your contract. See Part 4, “Contingent Withdrawal Charge” and Part 5, “Withdrawals.”

Your Initial Right to Revoke (Free Look Period)

You may cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract,

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we’ll return your contract value (contributions net of any investment performance and applicable daily charges), which may be more or less than your initial contribution depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force. If the law requires, upon cancellation we’ll return all of your contributions without any adjustments. We’ll return the amount of any contribution to the Guaranteed Rate Option upon cancellation. Please see Part 4, “Deductions and Charges” for more information.

Risk/Return Summary: Investments and Risks

Variable Annuity Investment Goals

The investment goals of the Pinnacle IV Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and quality portfolio management.

Risks

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. Most of the Portfolios invest in common stocks. You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines. There’s also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Variable Account Option, see the prospectus of that Portfolio.

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Table of Annual Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer Account Value among Investment Options. State premium tax may also be deducted.(1)

Contract Owner Transaction Expenses

Sales Load on Purchases	$0
Deferred Sales Load (as a percentage of contributions)(2)	8% Maximum
Transfer Charge (assessed after 12 transfers in one Contract Year)(3)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

Annual Administrative Charge

Annual Administrative Charge(4)	$30

Separate Account Annual Expenses

(as a percentage of Separate Account value)

Mortality and Expense Risk Charge	1.30%
Administrative Expenses	0.15%
Base Contract Total Separate Account Annual Expenses	1.45%

Optional Enhanced Earnings Benefit Charge, Annuitant Age on Contract Date 70-79(5)	0.50%
Optional Guaranteed Minimum Accumulation Benefit (6)	0.60%
Highest Possible Total Separate Account Annual Expenses(7)	2.05%

(1) If you elect an Annuity Benefit, we’ll deduct any state premium taxes required by your state law from the amount available for the Annuity Benefit.  State premium taxes currently range up to 4%.

(2) Surrender charges decrease based on the age of your contribution.  See “Deductions and Charges – Contingent Withdrawal Charge” in Part 4 for more detail.

(3) After the first twelve transfers during a Contract Year, we will charge a transfer fee of $20 for each transfer.  This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers.  See “Deductions and Charges – Transfer Charge” in Part 4 for more detail.

(4) This charge will be waived if the Account Value is at least $50,000 on the last day of any Contract Year.

(5) The Enhanced Earnings Benefit (EEB) charge is assessed quarterly to the Account Value in both the Separate and Fixed Accounts, and is based on the Annuitant's age on the Contract Date:

Annuitant Age on Contract Date	Annual Cost
0-5	20%
Total Account Value Charges with EEB	1.65%
60-69	40%
Total Account Value Charges with EEB	1.85%
70-79	50%
Total Account Value Charges with EEB	1.95%

(6) The Guaranteed Minimum Accumulation Benefit (GMAB) charge is assessed daily on the amount allocated to your GMAB Option.

(7) The EEB is not available if you choose the GMAB; therefore the highest possible total separate account annual charges reflect the election of GMAB and not the EEB, as the GMAB carries the higher cost.

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The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees and other expenses are:

Minimum: 0.72%	Maximum: 2.85%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements

(as a percentage of average net assets in each Portfolio)

Portfolio	Management Fees	12b-1 Fee	Other Expenses	Total Annual Expenses
DWS Equity 500 Index VIP Fund: Class B(1),(1a)	0.19%	0.25%	0.28%	0.72%
DWS Small Cap Index VIP Fund: Class B(1a),(2)	0.35%	0.25%	0.16%	0.76%
Fidelity VIP Asset Manager: Serv. Class 2(3)	0.52%	0.25%	0.13%	0.90%
Fidelity VIP Balanced: Serv. Class 2(3)	0.42%	0.25%	0.16%	0.83%
Fidelity VIP Contrafund: Serv. Class 2(3)	0.57%	0.25%	0.09%	0.91%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2(3)	0.57%	0.25%	0.36%	1.18%
Fidelity VIP Equity-Income: Serv. Class 2(3)	0.47%	0.25%	0.09%	0.81%
Fidelity VIP Growth: Serv. Class 2(3)	0.57%	0.25%	0.10%	0.92%
Fidelity VIP Growth & Income: Serv. Class 2(3)	0.47%	0.25%	0.12%	0.84%
Fidelity VIP Growth Opportunities: Serv. Class 2(3)	0.57%	0.25%	0.14%	0.96%
Fidelity VIP High Income: Serv. Class 2	0.57%	0.25%	0.13%	0.95%
Fidelity VIP Investment Grade Bond: Serv. Class 2	0.36%	0.25%	0.12%	0.73%
Fidelity VIP Mid Cap: Serv. Class 2(3)	0.57%	0.25%	0.12%	0.94%
Fidelity VIP Overseas: Serv. Class 2(3)	0.72%	0.25%	0.17%	1.14%
Franklin Growth and Income Securities Fund: Class 2	0.48%	0.25%	0.03%	0.76%
Franklin Income Securities Fund: Class 2	0.46%	0.25%	0.02%	0.73%
Franklin Large Cap Growth Securities Fund: Class 2	0.73%	0.25%	0.03%	1.01%
Mutual Shares Securities Fund: Class 2	0.60%	0.25%	0.18%	1.03%
Templeton Foreign Securities: Class 2(4)	0.65%	0.25%	0.17%	1.07%
Templeton Growth Securities: Class 2	0.75%	0.25%	0.07%	1.07%
JP Morgan Bond Portfolio,(5)	0.30%	0.00%	0.45%	0.75%
JP Morgan International Equity Portfolio(5)	0.60%	0.00%	0.60%	1.20%
MFS VIT Capital Opportunities Series: Service Class(6),(7)	0.75%	0.25%	0.23%	1.23%
MFS VIT Emerging Growth Series: Service Class(7)	0.75%	0.25%	0.13%	1.13%
MFS VIT Investors Growth Stock Series: Service Class(7)	0.75%	0.25%	0.15%	1.15%
MFS VIT Mid Cap Growth Series: Service Class(7)	0.75%	0.25%	0.17%	1.17%
MFS VIT New Discovery Series: Service Class(7)	0.90%	0.25%	0.16%	1.31%
MFS VIT Total Return Series: Service Class(7)	0.75%	0.25%	0.09%	1.09%
Putnam VT Discovery Growth: Class IB(8)	0.70%	0.25%	0.47%	1.42%
Putnam VT The George Putnam Fund of Boston: Class IB	0.62%	0.25%	0.10%	0.97%
Putnam VT Growth and Income Fund: Class IB	0.49%	0.25%	0.05%	0.79%
Putnam VT International Equity Fund: Class IB	0.75%	0.25%	0.18%	1.18%
Putnam VT Small Cap Value Fund: Class IB	0.76%	0.25%	0.08%	1.09%
Putnam VT Voyager Fund: Class IB	0.57%	0.25%	0.06%	0.88%
Touchstone Balanced Fund(9)	0.80%	0.00%	0.51%	1.31%
Touchstone Baron Small Cap Fund(9)	1.05%	0.00%	0.54%	1.59%
Touchstone Core Bond Fund(9)	0.55%	0.00%	0.44%	0.99%
Touchstone Eagle Capital Appreciation Fund(9)	0.75%	0.00%	0.47%	1.22%
Touchstone Enhanced Dividend 30 Fund(9)	0.65%	0.00%	0.52%	1.17%

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Portfolio	Management Fees	12b-1 Fee	Other Expenses	Total Annual Expenses
Touchstone Growth & Income Fund(9)	0.80%	0.00%	0.49%	1.29%
Touchstone High Yield Fund(9)	0.50%	0.00%	0.47%	0.97%
Touchstone Mid Cap Growth Fund(9),(10)	0.80%	0.00%	0.53%	1.33%
Touchstone Money Market Fund, Service Class(9)	0.18%	0.25%	0.39%	0.82%
Touchstone Third Avenue Value Fund(9)	0.80%	0.00%	0.36%	1.16%
Touchstone Value Plus Fund(9)	0.75%	0.00%	0.65%	1.40%
Touchstone Aggressive ETF Fund, Class 1(9),(11)	0.40%	0.00%	1.06%	1.46%
Touchstone Aggressive ETF Fund, Service Class(9),(11)	0.40. %	0.25%	1.06%	1.71%
Touchstone Conservative ETF Fund, Class 1(9),(11)	0.40%	0.00%	2.20%	2.60%
Touchstone Conservative ETF Fund, Service Class(9),(11)	0.40%	0.25%	2.20%	2.85%
Touchstone Enhanced ETF Fund, Class 1(9),(11)	0.40%	0.00%	0.96%	1.36%
Touchstone Enhanced ETF Fund, Service Class (9),(11)	0.40%	0.25%	0.96%	1.61%
Touchstone Moderate ETF Fund, Class 1(9),(11)	0.40%	0.00%	1.01%	1.41%
Touchstone Moderate ETF Fund, Service Class(9),(11)	0.40%	0.25%	1.01%	1.66%
Van Kampen LIT Comstock: Class II	0.56%	0.25%	0.03%	0.84%
Van Kampen LIT Emerging Growth: Class II	0.70%	0.25%	0.07%	1.02%
Van Kampen UIF Emerging Markets Equity: Class 2(12)	1.25%	0.35%	0.41%	2.01%
Van Kampen UIF Emerging Markets Debt: Class 1	0.75%	0.00%	0.34%	1.09%
Van Kampen UIF U.S. Real Estate: Class 1	0.75%	0.00%	0.28%	1.03%

(1) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.53% for Class B until April 30, 2009.

(1a) Fees have been restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(2) From June 1, 2006 through September 30, 2006, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund, to the extent necessary, to maintain the fund’s operating expenses at a ratio no higher than 0.733% for Class B, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organization and offering expenses.

(3) A portion of the brokerage commissions that each Fidelity VIP Fund pays may be reimbursed and used to reduce that fund’s expenses, and through arrangements with the Portfolios’ custodian or transfer agent, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. In addition, as to the Dynamic Capital Appreciation Portfolio, the manager has voluntarily agreed to reimburse the Portfolio to the extent that total operating expenses exceed 1.10%. These arrangements may be discontinued at any time. As a result of these reimbursements and arrangements, the net expenses reported for these Portfolios are as follows:

Fidelity Portfolio	Net Total Expenses after Arrangements Described Above
Fidelity VIP Asset Manager: Serv. Class 2	0.89%
Fidelity VIP Balanced: Serv. Class 2	0.80%
Fidelity VIP Contrafund: Serv. Class 2	0.89%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2	1.02%
Fidelity VIP Equity-Income: Serv. Class 2	0.80%
Fidelity VIP Growth: Serv. Class 2	0.88%
Fidelity VIP Growth & Income: Serv. Class 2	0.79%
Fidelity VIP Growth Opportunities: Serv. Class 2	0.92%
Fidelity VIP Mid Cap: Serv. Class 2	0.89%
Fidelity VIP Overseas: Serv. Class 2	1.07%

(4) The manager has agreed to reduce its fees to reflect reduced services resulting from the Portfolio’s investment in a proprietary money fund. The reduction is required by the Portfolio’s Board of Trustees

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and an SEC order. After the reduction of 0.05%, the net total expenses reported for the Portfolio are 1.02%.

(5) Reflects a written agreement pursuant to which the Portfolios’ Administrator agrees to reimburse the Portfolios to the extent that total annual operating expenses (excluding interest, taxes and extraordinary expenses) exceed 0.75% (Bond Portfolio) or 1.20% (International Equity Portfolio) of their daily net assets through April 30, 2007. In addition, the Portfolios’ service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

(6) MFS has contractually agreed to bear the series’ expenses such that “Other Expenses” do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series’ investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees, which oversees the series.

(7) Each series has an expense offset arrangement that reduces the series’ custodial fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series’ expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, “Total Annual Expenses” would be lower.

(8)  The advisor has contractually agreed until at least December 31, 2006 to waive its fees and/or reimburse expenses in order to limit net expenses to 1.13% for the Discovery Growth Portfolio.

(9) The advisor has contractually agreed until at least December 31, 2006 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses as follows:

Touchstone Variable Series Trust Funds	Net Total Expenses after Arrangements Described Above
Balanced Portfolio	0.90%
Baron Small Cap Portfolio	1.54%
Core Bond Portfolio	0.75%
Eagle Capital Appreciation Portfolio	1.05%
Mid Cap Growth Portfolio	1.15%
Enhanced Dividend 30 Portfolio	0.75%
Growth & Income Portfolio	0.85%
High Yield Portfolio	0.80%
Money Market Portfolio	0.54%
Third Avenue Value Portfolio	1.05%
Value Plus Portfolio	1.15%
Aggressive ETF Portfolio	0.70%
Conservative ETF Portfolio	0.69%
Enhanced ETF Portfolio	0.77%
Moderate ETF Portfolio	0.69%

(10) Prior to May 1, 2006, this Portfolio was called the Touchstone Emerging Growth Fund.

(11) By investing in the Touchstone ETF Funds, you will indirectly bear fees and expenses charged by underlying Exchange Traded Funds in which the Portfolio invests, in addition to the Portfolio’s direct fees and expenses. Those additional expenses will be approximately 0.19%, for a total of 0.69% for the Conservative and Moderate Funds, 0.20% for a total of 0.70% for the Aggressive Fund and 0.27%. for a total of 0.77% for the Enhanced Fund and are shown as part of the net expenses of each Portfolio in the chart below. Because the Service Class shares will begin operations in July, 2006, their expenses are estimated.

(12) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the advisor. The advisor has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the “Operating Expense Limitation” of 1.70% for the Emerging Market Equity, Class 2. The advisor may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12b-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion.

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NOTE: We have entered into agreements with the investment advisors or distributors of each of the Portfolios. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the Portfolios or their investment advisors pay fees to us that are usually based on an annual percentage of the average daily net assets of the Portfolios. These agreements may be different for each Portfolio or each group of Portfolios managed by the same investment advisor, and may include fees paid by investment advisors or under a distribution and/or servicing plan adopted by a Portfolio pursuant to Rule 12b-1 under the 1940 Act.

Example

The examples that follow are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, Separate Account annual expenses and maximum Portfolio fees and expenses.

Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,338.37	$2,209.25	$3,072.34	5,296.08

If you annuitize at the end of the applicable period:

1 year	3 years	5 years	10 years
$538.37	$1,609.25	$2,672.34	$5,296.08

If you do not surrender the contract:

1 year	3 years	5 years	10 years
$538.37	$1,609.25	$2,672.34	$5,296.08

Part 2 – INTEGRITY AND THE SEPARATE ACCOUNT

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive office is located in Cincinnati, Ohio. We are authorized to sell life insurance and annuities in 46 states and the District of Columbia. We sell flexible premium variable annuities, which may offer features and investment options other than those offered in this contract, fixed single premium annuities and fixed flexible premium annuities offering fixed guaranteed interest rates. Integrity is a subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

The Separate Account and the Variable Account Options

The Separate Account was established in 1992, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company registered with the Securities and Exchange Commission (the SEC). SEC registration doesn’t mean that the SEC is involved in any way in supervising the management or investment policies of the Separate Account. Each Variable Account Option invests in shares of a corresponding Portfolio. We may establish additional Variable Account Options from time to time. The Variable Account Options currently available to you are listed in Part 3, “Your Investment Options.”

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Assets of Our Separate Account

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Owners under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our General Account.

Distribution of Contracts

Touchstone Securities, Inc. (Touchstone) serves as the principal underwriter for the securities issued by the Separate Account. Touchstone Securities, Inc. is an indirect subsidiary of The Western and Southern Life Insurance Company, which is our parent company. Touchstone’s principal business address is 303 Broadway Street, Cincinnati, Ohio, 45202. The contracts will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm’s registered representatives have access, or preferred access, to our products. Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. You will find more information about the compensation we pay in the Statement of Additional Information.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable law or regulation. We’ll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

•      add Investment Options to, or remove Investment Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•      register or end the registration of the Separate Account under the 1940 Act;

•      operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity under the 1940 Act);

•      restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;

•      cause one or more Variable Account Options to invest in a mutual fund other than or in addition to the Portfolios; or

•      operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we’ll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

The Variable Account Options

Each Variable Account Option invests in the corresponding Portfolio (or “Fund”) with the same name. The investment objective and advisor of each Portfolio are described below. Management fees and

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other expenses deducted from each Portfolio are described in that Portfolio’s prospectus. Each of the Portfolios’ investment advisors compensates us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisors’ assets. We do not provide preferential treatment or access to distribution for investment advisors or the Portfolios they manage based on the differing levels of compensation paid to us. For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-325-8583.

DWS Scudder Investments VIP Funds

The investment advisor for the DSW Scudder Investments VIP Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM’s presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the DWS Investments VIP Funds. We can’t guarantee that these objectives will be met. You should read the DWS Investments VIP Funds’ prospectuses carefully before investing.

DWS Equity 500 Index VIP Fund

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

DWS Small Cap Index VIP Fund

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole. The Index includes the reinvestment of all distributions and is not available for direct investment.

Fidelity® VIP Funds

The Portfolios’ Investment Advisor, Fidelity Management & Research Company (FMR), is a registered investment advisor under the Investment Advisors Act of 1940. It serves as the investment advisor to each Portfolio.

Investment Objectives of the Portfolios.  Below is a summary of the investment objectives and strategies of the Fidelity’s VIP Fund Portfolios. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Fidelity’s VIP Funds’ prospectus carefully before investing.

Fidelity VIP Asset ManagerSM Portfolio

VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. FMR invests in domestic and foreign issuers. FMR analyzes issuers using fundamental and/or quantitative factors and evaluates each security’s current price relative to estimated long-term value.

Fidelity VIP Balanced Portfolio

VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. FMR invests at least

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25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock. FMR invests in domestic and foreign issuers. With respect to equity investments, FMR emphasizes above-average income-producing equity securities, leading to investment in stocks that have more “value” characteristics than “growth” characteristics.

Fidelity VIP Contrafund® Portfolio

VIP Contrafund® Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR invests the Portfolio’s assets in securities of companies whose value FMR believes is not fully recognized by the public. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Dynamic Capital Appreciation

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions.

Fidelity VIP Equity-Income Portfolio

VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities and potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. FMR invests in domestic and foreign issuers. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500 Index. FMR normally invests at least 80% of the Portfolio’s total assets in equity securities.

Fidelity VIP Growth Portfolio

VIP Growth Portfolio seeks capital appreciation by the Portfolio’s assets in common stocks of domestic and foreign companies FMR believes have above-average growth potential. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth & Income Portfolio

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio’s assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio’s assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Growth Opportunities Portfolio

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. At any given time, FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types. FMR uses fundamental analysis of

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each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions.

Fidelity VIP High Income Portfolio

VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital. FMR normally invests the Portfolio’s assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. FMR may also invest the Portfolio’s assets in non-income producing securities, including defaulted securities and common stocks. FMR invests in domestic and foreign issuers. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types and repurchase agreements for those securities. FMR allocates assets across different market sectors and maturities, and analyzes a security’s structural features and current pricing, trading opportunities, and the credit quality of the issuer.

Fidelity VIP Mid Cap Portfolio

VIP Mid Cap Portfolio seeks long-term growth of capital. FMR invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers. FMR normally invests at least 80% of the Portfolio’s total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those with market capitalization similar to companies in the S&P Mid Cap 400. FMR may tend to buy “growth” stocks or “value” stocks, or a combination of both types, and may potentially invest in companies with smaller or larger market capitalizations. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

Fidelity VIP Overseas Portfolio

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. common stocks. FMR allocates investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions.

The Franklin Templeton Variable Insurance Products Trust (“Trust”) Funds

Each Fund (or “Portfolio”) is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the Funds, as indicated below.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Franklin Templeton Variable Insurance Products Trust Funds. There are no guarantees that a Fund will be able to achieve its objective. You should read Franklin Templeton VIPT Funds’ prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Portfolio

The FTVIPT Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal. The Portfolio normally invests predominantly in a broadly diversified portfolio

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of equity securities that the Portfolio’s manager considers to be financially strong but undervalued by the market. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio

The FTVIPT Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally may invest in both debt and equity securities. The Portfolio seeks income by investing in, corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the advisor believes are attractive. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The FTVIPT Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invests predominantly in equity securities. For this Portfolio, large-capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase. The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Mutual Shares Securities Portfolio

The FTVIPT Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal. The Portfolio normally invests mainly in equity securities that the advisor believes are undervalued. The Portfolio normally invests primarily in undervalued stocks and to a lesser extent in risk arbitrage securities and distressed companies. The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

FTVIPT Templeton Foreign Securities Portfolio

The FTVIPT Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities. The investment advisor for this Portfolio is Templeton Investment Counsel, LLC..

FTVIPT Templeton Growth Securities Portfolio

The FTVIPT Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. The investment advisor for this Portfolio is Templeton Global Advisors Limited.

J.P. Morgan Series Trust II

Each Portfolio of the JPMorgan Series Trust II is a diversified mutual fund registered with the SEC. J.P. Morgan Investment Management Inc. is the investment advisor to the J.P. Morgan Series Trust II.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the J.P. Morgan Series Trust II. There is no guarantee that these objectives will be met. You should read the prospectus for J.P. Morgan Series Trust II carefully before investing.

JPMorgan Bond Portfolio

JPMorgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Under normal circumstances the Portfolio invests at least 80% of its assets (net assets, plus the amount of borrowings for investment purposes) in debt investments, including U.S.

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government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the advisor believes have the potential to provide a high total return over time.

JPMorgan International Equity Portfolio

JPMorgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. Under normal circumstances the Portfolio invests at least 80% of its assets (net assets, plus the amount of borrowings for investment purposes) in equity investments. The Portfolio will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

MFS Variable Insurance Trust Funds

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment advisor to the MFS Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives and strategies of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. You should read the MFS Variable Insurance Trust Funds’ prospectus carefully before investing.

MFS VIT Capital Opportunities Portfolio

MFS VIT Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS VIT Emerging Growth Portfolio

MFS VIT Emerging Growth Portfolio seeks long-term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS VIT Investors Growth Stock Portfolio

MFS VIT Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

MFS VIT Mid Cap Growth Portfolio

MFS VIT Mid Cap Growth Portfolio seeks long-term growth of capital by normally investing at least 80% of its net total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio’s investment. Companies whose market capitalizations fall below $250 million or exceed the top

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of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio’s 80% investment policy.

MFS VIT New Discovery Portfolio

MFS VIT New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Growth Index at the time of investment.

MFS VIT Total Return Portfolio

MFS VIT Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS’s interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

Putnam Variable Trust Funds

Each Fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC (“Putnam Management”) serves as the investment advisor of each Portfolio.

Investment Objectives of the Funds. Below is a summary of the investment objectives of Putnam’s VT Funds. You should read Putnam’s VT Funds’ prospectus carefully before investing.

Putnam VT Discovery Growth Fund

The Fund seeks long-term growth of capital. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

Putnam VT The George Putnam Fund of Boston

The Fund seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds, which produce both capital growth and current income. The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Under normal market conditions, the fund invests at least 25% of the Fund’s total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

Putnam VT Growth and Income Fund

The Fund seeks capital growth and current income. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

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Putnam VT International Equity Fund

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the Fund invests at least 80% of the Fund’s net assets in equity investments.

Putnam VT Small Cap Value Fund

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

Putnam VT Voyager Fund

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

Touchstone Variable Series Trust

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment advisor of each Fund. Oppenheimer Capital LLC is the sub-advisor for the VST Balanced Fund. BAMCO, Inc., a subsidiary of Baron Capital Group, Inc. is the sub-advisor for the VST Baron Small Cap Fund. Ft. Washington Investment Advisors, Inc. is the sub-advisor for the VST Core Bond, VST High Yield, VST Money Market and VST Value Plus Funds. Westfield Capital Management Company, LLC and TCW Investment Management Company are the sub-advisors for the VST Mid Cap Growth Fund. Todd Investment Advisors, Inc. is the sub-advisor for the VST Enhanced Dividend 30 Fund, as well as the VST Aggressive ETF, VST ConservativeETF, VST Enhanced ETF and VST Moderate ETF Funds. Deutsche Investment Management Americas Inc. is the sub-advisor for the VST Growth & Income Fund. Eagle Asset Management, Inc. is the sub-advisor for the VST Eagle Capital Appreciation Fund. Third Avenue Management LLC is the sub-advisor for the VST Third Avenue Value Fund. Touchstone Advisors, Inc., Ft. Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliated with Integrity Life Insurance Company.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Touchstone Variable Series Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Touchstone Variable Series Trust Funds’ prospectus carefully before investing.

Touchstone VST Balanced Fund

Touchstone VST Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seeks companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company’s intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

Touchstone VST Baron Small Cap Fund

Touchstone VST Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for

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their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager’s assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 100% over four subsequent years.

Touchstone VST Core Bond Fund

Touchstone VST Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily (at least 80% of assets) in bonds. The Fund invests in mortgage-related securities, asset-backed securities, U.S. government securities and corporate debt securities. The Fund invests at least 65% of assets in investment grade debt securities, but may invest up to 35% of assets in non-investment grade debt securities rated as low as B. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

Touchstone VST Eagle Capital Appreciation Fund

The Touchstone VST Eagle Capital Appreciation Fund seeks long-term capital appreciation. In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. It immediately eliminates deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks, which are assigned to the four co-portfolio managers based on sector.

Each portfolio manager then uses fundamental research to develop five-year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company’s earnings projection or consensus Wall Street estimates. Instead, they do their own research.

The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model’s rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

Touchstone VST Mid Cap Growth Fund

Touchstone VST Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal. The Fund invests primarily (at least 80% of assets) in common stocks of mid cap companies. The Fund is sub-advised by two separate management teams that use different style methodologies. Mid cap growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates. Mid cap growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

Touchstone VST Enhanced Dividend 30 Fund

Touchstone VST Enhanced Dividend 30 Fund seeks to achieve a total return, which is higher than the

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total return of the Dow Jones Industrial Average (“DJIA”). The Fund’s portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund uses a quantitative approach to improve on the index returns, investing in all of the DJIA components, but increasing the weighting of those with the highest dividend yield. The Fund seeks to overweight the top three highest yielding stocks in the DJIA by adding approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the Dow that have a lower relative dividend yield.

Touchstone VST Growth & Income Fund

Touchstone VST Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high-income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

Touchstone VST High Yield Fund

Touchstone VST High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of assets) in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as “junk bonds” and are considered speculative.

Touchstone VST Money Market Fund

Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

Touchstone VST Third Avenue Value Fund

Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount to what the portfolio manager believes is their liquid value. The Fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities. The mix of the Fund’s investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

Touchstone VST Value Plus Fund

Touchstone VST Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

Touchstone VST ETF Funds

This Part specifically provides information about the Touchstone VST ETF Funds, which are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust. Because the ETF Funds invest in other mutual funds rather than in individual securities,

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each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests. In addition, the underlying exchange-traded funds trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price. Each exchange-traded fund that is held by one of Touchstone’s VST ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index. It is not possible to invest directly in the index.

Each VST ETF Fund allocates its assets among a group of exchange-traded funds in different percentages. Therefore, each VST ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. These asset allocations provide four diversified, distinct options that can meet a wide variety of investment needs. The allocation of stocks and bonds in each ETF Fund reflects greater or lesser emphasis on pursuing current income or growth of capital.

As a result of market gains or losses by the underlying exchange-traded funds, the percentage of any of the VST ETF Funds’ assets invested in stocks or bonds at any given time may be different than that VST ETF Fund’s planned asset allocation model. Stock and bond markets, and the sub categories of assets within them (value, growth, large cap, small cap etc.) have returns that vary from year to year. Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models. The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace. The sub-advisor will rebalance each Fund’s assets annually (except the VST Enhanced ETF Fund which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect. The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

The Conservative, Moderate and Aggressive Touchstone VST ETF Funds, Service Class, are available to investors who have elected the GMAB Option. We refer to these as the Touchstone VST Conservative ETF Fund, Service Class, GMAB Option. The investment goals, asset allocation methodology and management for the GMAB Options are the same as the Touchstone VST ETF Funds, Class I, of the same name. The difference is that amounts invested in the GMAB Option have a guaranteed minimum at the end of the allocation period and increased costs associated with that guarantee. See Part 6 Optional Contract Features and Part 4 Optional Contract Charges.

Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Conservative Fund that typically results in an allocation of about 65% of assets in bonds and 35% in stocks. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Moderate Fund that typically results in an allocation of about 60% of assets in stocks and 40% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor

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analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. For the Aggressive Fund that typically results in an allocation of about 80% of assets in stocks and 20% in bonds. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation. The Fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk (i.e. volatility), while structuring the portfolio to optimize potential returns based on historical measures on how each asset class performs. Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are over weighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility. In selecting a diversified portfolio of underlying funds, the sub-advisor analyzes many factors, including the underlying ETF fund’s investment objectives, total return, volatility, and expenses. The Fund will also hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. government securities, commercial paper, and repurchase agreements.

Van Kampen LIT Portfolios

Van Kampen Asset Management is the investment advisor for each of the LIT Portfolios.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Van Kampen LIT Funds’ prospectus carefully before investing.

Van Kampen LIT Comstock Portfolio

The Portfolio’s investment objective is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen LIT Emerging Growth Portfolio

The Portfolio’s investment objective is to seek capital appreciation. Under normal market conditions, the Portfolio’s investment advisor seeks to achieve the Portfolio’s investment objective by investing primarily in a portfolio of common stocks of companies considered by the investment advisor to be emerging growth companies.

Van Kampen UIF Portfolios

Morgan Stanley Investment Management Inc. doing business as Van Kampen is the investment advisor for each of the UIF Portfolios.

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Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Van Kampen Universal Institutional Funds. There are no guarantees that a Portfolio will be able to achieve its objective. You should read Van Kampen UIF Funds’ prospectus carefully before investing.

Van Kampen UIF Emerging Markets Debt Portfolio

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen UIF Emerging Markets Equity Portfolio

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Advisor’s investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Van Kampen UIF U.S. Real Estate Portfolio

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (“REITs”). The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions. The Advisor’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

Fixed Accounts

Interests in contracts attributable to Fixed Accounts haven’t been registered under the1933 Act, or the 1940 Act. Thus, neither the Fixed Accounts nor our General Account, which guarantees the Fixed Account values and Death Benefits and Annuity Benefits under those contracts, are generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission hasn’t reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account. Disclosures regarding the Fixed Accounts or the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put a contribution in a GRO, a Guaranteed Interest Rate is locked in. We declare the Guaranteed Interest Rate for each duration you select. The duration of your GRO Account is the Guarantee Period. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won’t declare an interest rate less than the Minimum Interest Rate. Each GRO Account expires at the end of the duration you have selected. See “Renewals of GRO Accounts” below. All contributions you make to a GRO are placed in a non-unitized separate account. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO Value. The GRO Value at the expiration of the GRO Account, assuming you haven’t transferred or withdrawn any amounts, will be the amount you contributed plus interest at the Guaranteed Interest Rate less any administrative or optional

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contract feature charges. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

We may declare an Enhanced Rate of interest in the first year for any contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This Enhanced Rate will be guaranteed for the Guarantee Period’s first year and declared at the time of purchase. We can declare and credit Additional Interest based on contributions, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis. Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. The Enhanced Rate or Additional Interest may not be available in certain states.

Each group of GRO Accounts of the same duration is considered one GRO for Account Value reporting purposes. For example, when you receive a quarterly statement, all of your three-year GRO Accounts will be shown as one GRO while all of your five-year GRO Accounts will appear as another GRO, even though they may have different maturity dates. However, you will receive separate notices concerning GRO renewals for each contribution you have made, since each contribution will have a different maturity date.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

Renewals of GRO Accounts. When a GRO Account expires, we’ll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We’ll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can’t be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration. For example, if your expiring GRO Account was for 10 years and when it expires, we don’t offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires. You can’t choose, and we won’t renew, a GRO Account that expires after your Retirement Date.

Market Value Adjustments. A Market Value Adjustment is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for Free Withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period. No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules. In addition, we won’t make a Market Value Adjustment for a Death Benefit. The market-adjusted value may be higher or lower than the GRO Value, but will never be less than the Minimum Value. Withdrawal charges, administrative expenses and optional benefit charges, if applicable, can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value distributed. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will generally increase your GRO Value distributed.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

MVA =  GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1],  where

A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

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B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn’t equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

Systematic Transfer Option

We offer a Systematic Transfer Option (STO) that provides a guaranteed interest rate. Your allocation to the STO earns a fixed interest rate that is effective for the STO period selected. You must transfer all STO contributions into other Investment Options within either six months or one year of your STO contribution, depending on which STO option you select. Transfers will be made automatically in approximately equal quarterly (one-year option only) or monthly installments of not less than $1,000 each. You can’t transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO’s annual effective interest rate will never be less than the Minimum Interest Rate. See “Systematic Transfer Program” in Part 9 for details on this program.

Part 4 - DEDUCTIONS AND CHARGES

Separate Account Charges

We deduct a daily expense charge from the Unit Value equal to an annual effective rate of 1.45% of your Account Value in each of the Variable Account Options. We can’t increase this daily expense rate without your consent. Of the 1.45% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.30% for assuming the expense risk and the mortality risk under the contract. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract. We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charges may be changed, but the total Mortality, Expense Risk and Administrative Fee can’t be increased. In addition to the mortality and expense charge described above, we charge an additional amount for optional benefits you select. See “Optional Contract Charges,” below.

Annual Administrative Charge

We charge an annual administrative charge of $30. This charge is waived if your Account Value is at least $50,000 on the last day of any Contract Year. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant’s death, annuitization or contract termination during a Contract Year.

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Portfolio Charges

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can’t be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

Reduction or Elimination of Separate Account or Administrative Charges

We can reduce or eliminate the Separate Account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We won’t unlawfully discriminate against any person or group if we reduce or eliminate these charges.

State Premium Tax Deduction

We won’t deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we’ll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range up to 4%.

Contingent Withdrawal Charge

We don’t deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 8%. This amount is a percentage of your contribution and not of the Account Value. As shown below, the charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made. The maximum of 8% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don’t deduct withdrawal charges when you withdraw contributions made more than seven years prior to your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the Free Withdrawal amount are not subject to the withdrawal charge. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, plus or minus any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested, less any applicable tax withholding.

You may take your Free Withdrawal (less any earlier withdrawal in the same year) each Contract Year without a contingent withdrawal charge or Market Value Adjustment. If you don’t take any Free Withdrawals in one Contract Year, you can’t add it to the next year’s Free Withdrawal. If you aren’t 59½, federal tax penalties may apply. Should you completely surrender the contract, the amount of withdrawal charges is based on contributions and is not reduced by any Free Withdrawals.

Number of Full Years	Charge as a Percentage of the
from Date of Contribution	Contribution Withdrawn

0	8%
1	7
2	6
3	5
4	4
5	3
6	2
7+	0

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We won’t deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate Annuity Benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won’t deduct a charge if the Annuitant dies. See “Death Benefit” in Part 5.

Reduction or Elimination of the Contingent Withdrawal Charge

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, and the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored. We won’t unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

Optional Contract Charges

This annuity has optional contract features available for additional charges. The additional charges are listed below. For a more detailed description of the fees and charges please see “Optional Contract Features” in Part 6.

Guaranteed Minimum Accumulation Benefit

We will assess the cost of the Guaranteed Minimum Accumulation Benefit (GMAB) by deducting an additional daily expense charge from the amount allocated to your GMAB Option equal to an annual effective rate of 0.60%. Therefore, the current total mortality and expense charge deducted from the amount allocated to your GMAB Option is an annual effective rate of 2.05.%. The GMAB is not available if you choose the EEB.

Enhanced Earnings Benefit

We will assess the cost of the benefit against both the Fixed Accounts and Variable Account Options quarterly at the end of each calendar quarter.

Annuitant Age on the Contract Date	Charge
0-59	0.20%
60-69	0.40%
70-79	0.50%

The EEB is not available if you choose the GMAB.

Transfer Charge

If you make more than twelve transfers among your Investment Options during one Contract Year, we will charge your account up to $20 for each additional transfer during that year. Transfer charges don’t apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) systematic transfers from the STO, nor will such transfers count towards the twelve free transfers you can make during a Contract Year.

Hardship Waiver

We may waive withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We may also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts. Hardship circumstances include the owner’s (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We can require reasonable notice and

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documentation including, but not limited to, a physician’s certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to both the primary and the joint owner.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

Part 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract

You can make contributions of at least $100 at any time up to eight years before your Retirement Date. Your first contribution, however, can’t be less than $1,000 (some states may require a higher initial contribution). Different contribution minimums apply if you select the GMAB. See “Guaranteed Minimum Accumulation Benefit” in Part 6.

We may limit the total contributions under a contract to $1,000,000 if the Annuitant is age 75 or under or to $500,000 if the Annuitant is age 76 or older. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all owners under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and Death Benefits. Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. We do not waive this policy for particular investors or classes of investors. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept changes by telephone transaction. See “Transfers” in Part 5.

Your Account Value

Your Account Value reflects various charges. See Part 4, “Deductions and Charges.” Annual deductions are made as of the last day of each Contract Year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against your Separate Account, (mortality and expense risk, administration and if applicable GMAB charges) are reflected daily. EEB and highest anniversary death benefit charges are reflected quarterly. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account Option. The value of contributions allocated to the Variable Account Options is not guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See “Guaranteed Rate Options” in Part 3. If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days to make additional contributions. This could vary by state so please refer to your annuity contract for specific information.

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Units in Our Separate Account

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Variable Account Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as their expenses.

The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won’t vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions or transfer Account Value to that Variable Account Option. Units are redeemed when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, and to pay the annual administrative charge, and to pay for optional contract features.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option at the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current day. We determine a net investment factor for each Variable Account Option as follows:

•                  First, we take the value of the shares belonging to the Variable Account Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

•                  Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                  Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                  Then we divide this amount by the value of the amounts in the Variable Account Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

•                  Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.45% or 2.05% for the GMAB Option. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the Mortality, Expense Risk and Administrative Fees and any charge for taxes.

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Transfers

You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can’t make a transfer into the STO or GMAB. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO you haven’t already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration date of a GRO Guarantee Period, the transfer is subject to a Market Value Adjustment. See “Guaranteed Rate Options” in Part 3. Transfers from GROs will be made according to the order in which contributions were originally allocated to the GRO.

Transfers from the other Investment Options into the GMAB are not permitted. Transfers out of the GMAB into other Investment Options are not permitted for the first seven years of the accumulation period for each deposit into the GMAB. Thereafter, transfers are permitted, but are subject to restrictions and penalties.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a Contract Year. After those twelve transfers, a charge of up to $20 will apply to each additional transfer during that Contract Year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs, described in Part 9.

You may request a transfer by writing to our Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service subject to your use of the required personal identifiers. We’ll honor telephone transfer instructions from any person who provides correct identifying information. We aren’t responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn’t change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we’re open for business. You’ll receive the Variable Account Options’ Unit Values as of the close of business on the day you call. Accordingly, transfer requests for Variable Account Options received at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or firms that represent multiple contracts will be processed no later than the next Business Day after our Administrative Office receives the requests.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. Accordingly, you will need to submit a new transfer request in order to make a transfer that was

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not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolios performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                                       Prohibited Transfers. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•                                          a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five business days, there was a transfer out of the same Variable Account Option;

•                                          a transfer request out of an International or High Yield Variable Account Option if, within the preceding five business days, there was a purchase or transfer into the same Variable Account Option.

2.                                       Allowable Transfers Accompanying A Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.                                       Notification. We will notify you if your requested transfer is not made.

4.                                        Revocation of Same-Day Transfer Privileges. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•                                          If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

•                                          In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5.                                        20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. Mail, Internet, telephone request, or facsimile.

•                                        All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight mail. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or

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overnight delivery service. We will process the cancellation request as of the day we receive it.

•                                        Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

•                                        Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges. We will also take into consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading. If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish subject to the 15% Free Withdrawal and contingent withdrawal charges. Each withdrawal must be at least $300. The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first seven years after each contribution, there is a contingent withdrawal charge for any withdrawals other than your Free Withdrawals. The charge starts at 8% and decreases as your contribution ages. The charge is a percentage of each contribution, not a percentage of the Account Value. This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts. Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived.

You may withdraw up to 15% of your Account Value each Contract Year with no withdrawal charges. After the first 15% within a Contract Year, there will be a charge for any withdrawals you make, based upon the length of time your contribution has been in your account. When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested and any contingent withdrawal charges and any Market Value Adjustments. The total amount that you receive will be the total amount that you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8, “Tax Aspects of the Contract.”  Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract

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charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw the requested payment according to the third party’s instructions, including instructions concerning from which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Assignments

 We do not allow partial or collateral assignment of your Contract.

Death Benefits

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant’s death, rather than upon the Owner’s death. We’ll pay a Death Benefit to the Annuitant’s surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started. The Death Benefit depends on the Annuitant’s age on the Contract Date. The reductions in the Death Benefit for withdrawals will be calculated on a proportional basis with respect to Account Value at the time of withdrawal. We’ll also adjust the Death Benefit for any applicable charges.

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

a.               highest Account Value on any Contract Anniversary before Annuitant’s age 81, plus any subsequent contributions received after that Contract Anniversary, minus an adjustment for any subsequent withdrawals received after that Contract Anniversary; or

b.              total contributions, minus an adjustment for withdrawals; or

c.               your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election.

For contracts where the Annuitant’s age on the Contract Date is 86 or older:

The Death Benefit is the current Account Value on the Business Day we receive due proof of death and the beneficiary’s election.

Death Benefits and benefit distributions required under the Code because of your death if you are not the Annuitant can be paid in a lump sum or as an annuity. If a benefit option hasn’t been selected for the beneficiary at the Annuitant’s death, the beneficiary can select an option. A beneficiary that is not a natural person automatically receives a five-year distribution.

You select the beneficiary of the Death Benefit, referred to as the Annuitant’s Beneficiary in the contract. You also select an Owner’s Beneficiary, who receives any benefit distribution required under the Code upon the death of the owner of an annuity who is not also the annuitant. You may change any beneficiary by sending the appropriate form to the Administrative Office. We reserve the right to limit the number of beneficiaries you can name at one time. If an Annuitant’s Beneficiary doesn’t survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and so that spousal continuation can occur, if that is your intention. You will find more information about spousal continuation in Part 8, “Tax Aspects of the Contract.”

A Death Benefit won’t be paid after the Annuitant’s death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

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Annuity Benefits

All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant’s 100th birthday (the “Maximum Retirement Date”) by writing to the Administrative Office any time before the Maximum Retirement Date. Contract terms that apply to the various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages. If your contract is a qualified retirement plan (including an IRA or TSA), distribution provisions may extend beyond the Maximum Retirement Date.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Surrender Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an Annuity Benefit other than a lump sum payment will be the Adjusted Account Value, less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied if the Annuity Benefit doesn’t have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

Annuities

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can’t change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

If you haven’t already selected a form of annuity, within six months prior to your Retirement Date, we’ll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity. However, if we don’t receive a completed form from you on or before your Retirement Date, we’ll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the various Investment Options will remain invested in those options and amounts remaining in Variable Account Options will continue to be subject to the associated investment risks.

We currently offer the following types of annuities, funded through our General Account:

A life and ten years certain annuity is a fixed life income annuity with 10 years of payments guaranteed.

A period certain annuity provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

A period certain life annuity provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant’s beneficiary.

A life income annuity provides fixed payments for the life of the Annuitant, or until the annuitant and joint annuitant both die under a joint and survivor annuity.

Annuity Payments

Fixed annuity payments won’t change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

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If the age or gender of an annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an annuity, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)          the New York Stock Exchange has been closed or trading on it is restricted;

(2)          an emergency exists so that disposal of securities isn’t reasonably practicable or it isn’t reasonably practicable for a separate account fairly to determine the value of its net assets; or

(3)          the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

We can delay payment of your Fixed Accounts, whether payment is related to partial or total withdrawals or providing an Annuity Benefit, for up to six months.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order. During the period from the date of death until we receive all required paperwork in good order, the amount of the Death Benefit will remain allocated to the Portfolios you chose, so the amount of the Death Benefit will reflect the investment performance of those Portfolios during this period and will be subject to market fluctuations. Once one beneficiary submits death claim paperwork, the remaining Death Benefit amount will be moved into our General Account until the remaining beneficiaries submit their death claim paperwork.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can’t honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 - OPTIONAL CONTRACT FEATURES

For an additional charge, the following options are available to contract purchasers. These options must be elected at the time of application, may not be cancelled once the contract is issued and will replace or supplement the standard contract benefits.

Charges for the optional benefit are in addition to the standard charges. Be sure you understand the charges. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

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Guaranteed Minimum Accumulation Benefit

The GMAB is an optional benefit that guarantees the future value of amounts allocated to a GMAB Option for a specified accumulation period. We currently offer a ten-year accumulation period in three Investment Options, designated as “GMAB Options.”  We provide a minimum guarantee for each contribution allocated to a GMAB Option as shown in the table below:

Accumulation Period	Touchstone VST Conservative ETF Fund, Service Class, GMAB Option	Touchstone VST Moderate ETF Fund, Service Class, GMAB Option	Touchstone VST Aggressive ETF Fund, Service Class, GMAB Option

10 years	125%	115%	100%

We guarantee that the minimum value of each contribution allocated to your GMAB Option, at the end of its ten-year accumulation period, will be equal to or greater than the percentage of the contribution amount indicated in the table above, adjusted for partial withdrawals (discussed below) and costs. See Part 1, “Table of Annual Fees and Expenses” and Part 4, “Optional Contract Charges, Guaranteed Minimum Accumulation Benefit.”  If the accumulated value of a contribution to your GMAB Option is less than the percentage guaranteed by us in the table above at the end of the ten-year accumulation period, we will increase the accumulated value of that contribution to equal the guaranteed percentage. If the accumulated value of a contribution to your GMAB Option is greater than the percentage guaranteed by us in the table above at the end of its ten-year accumulation period, the value of that contribution is its accumulated value and additional amounts will not be credited to it.

Each GMAB Option invests in the Touchstone VST ETF Fund, Service Class. The Touchstone VST ETF Fund, Service Class has fees associated with it, including a 0.25% 12b-1 fee, whether or not you have the GMAB Option. See Part 1 “Table of Annual Fees and Expenses.”  The GMAB Option has a separate charge in addition to the fees associated with the Touchstone VST ETF Fund, Service Class. See Part 1, “Table of Annual Fees and Expenses” and Part 4, “Optional Contract Charges, Guaranteed Minimum Accumulation Benefit. Contribution to the Touchstone VST ETF Fund, Service Class, GMAB Option, differs from contributions to the Touchstone VST ETF Fund, Service Class without the GMAB Option, in that there is no investment guarantee associated with the allocations made to the Touchstone VST ETF Fund, Service Class without the GMAB Option. The corresponding Touchstone VST ETF Fund, Service Class will serve as an investment portfolio for money that is not intended for, could not qualify for or lost its qualification for the investment guarantee associated with the GMAB Option, unless we receive other instructions from you.

You may only elect the GMAB Option when you initially purchase your contract. Your GMAB must be funded with new contributions of at least $10,000. You may make additional contributions of $1000 to your GMAB. We reserve the right to revise the minimum contribution amounts and to limit the maximum total contribution you may make to your GMAB.

At the end of a ten-year allocation period for each contribution into your GMAB Option, you may transfer that amount to any Fixed or Variable Investment Option. If we do not receive your instructions prior to the end of the ten-year accumulation period, the amount will be transferred to the Touchstone VST ETF Fund, Service Class, without the GMAB Option. We will notify you at least 45 days before the end of the allocation period for each contribution to your GMAB Option.

The GMAB Option may not have an allocation period that is scheduled to end on a date later than either the Retirement Date or the Contract Anniversary on which the Annuitant attains age 100 (or if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains age 100). The GMAB automatically terminates on the earlier of the last day of its allocation period or the date that Death Benefits are calculated.

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During the first seven years of the accumulation period for each contribution, the GMAB Option may be reduced or terminated only by partially withdrawing or fully surrendering the amounts in the GMAB Option associated with that contribution, with applicable withdrawal charges. The GMAB Option will terminate automatically if the all the contributions are withdrawn or if the contract is surrendered or annuitized, or if the death benefits are calculated. If the GMAB Option terminates during the first seven years of the accumulation period, the value of the GMAB Option will be the current accumulated value of contributions to your GMAB Option (with no guaranteed minimum), reduced by partial withdrawals, withdrawal charges and costs. In years eight through ten of the accumulation period, you may terminate the GMAB Option as indicated for years one through seven, or you may transfer funds from the GMAB to other available Investment Options. The value of the GMAB Option will be the current accumulated value of contributions to your GMAB Option (with no guaranteed minimum), reduced by partial withdrawals, withdrawal charges and costs.

Partial Withdrawals from your Account Value will reduce the value of your GMAB Option on a proportional basis, unless you specify that your withdrawal should be taken from certain Portfolios. Withdrawals from your GMAB Option will be taken first from the earliest contributions you made to your GMAB Option, then from the next contribution and so on (first-in-first-out.)  Partial withdrawals from your GMAB Option will reduce the maturity value of the contribution proportionally. We reserve the right to require a minimum balance in the GMAB Option. If the GMAB is selected, the EEB is not available.

Enhanced Earnings Benefit

The Enhanced Earnings Benefit (“EEB”) is an optional Death Benefit where a percentage of the Gain in the contract is paid in addition to the standard Death Benefit. If there is a Gain in the contract when we receive proof of the Annuitant’s death, we will pay up to an additional 40% of the Gain as an additional Death Benefit. This additional benefit is intended to help offset potential income tax payments made by your beneficiaries. If there is no Gain, no EEB benefit will be paid. The following is an example of how the EEB would work:

$100,000 Contributions (assuming no withdrawals)

$125,000 Account Value upon receipt of proof of death.

Assume a 40% benefit (meaning that the Annuitant was between ages 0-69 on the Contract Date).

Gain = $25,000 ($125,000-$100,000 =$25,000)

EEB Benefit Paid = $10,000 ($25,000 x 40%)

Please see Appendix C for an additional example of how the EEB works with other contract features.

The EEB automatically terminates upon annuitization or contract surrender. The cost and availability of the EEB is dependent upon the Annuitant’s age on the Contract Date. The following chart summarizes the different costs and benefits.

Annuitant Age on the Contract Date	Benefit Paid	Annual Cost*

0-59	40% of Gain	0.20%
60-69	40% of Gain	0.40%
70-79	25% of Gain	0.50%
80 +	Not Available	Not Available

* We will assess the cost of the benefit on a calendar quarter basis against both the Fixed Accounts and Variable Account Options.

The maximum available benefit is 150% of the Net Premium. All contributions received in the first seven Contract Years will be included for purposes of calculating the maximum EEB payment. Contributions received after the seventh Contract Anniversary will not be included in calculating the maximum EEB

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benefit until they have been in the contract for six months.

Contributions received from exchanged contracts shall be treated as premium for purposes of the EEB benefit and determination of the benefit paid. The gain in the exchanged contract will not be carried over to the new contract for purposes of calculating the EEB benefit. It will be carried over for purposes of income tax or exclusion allowance calculations.

Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be treated as earnings of the contract and subject to income taxes upon distribution. You may wish to consult your tax advisor or legal advisor and your investment professional to determine if the EEB will be of benefit to you or your beneficiaries.

A special note if you are purchasing this annuity for use as an IRA:

If you are purchasing this contract as an IRA and are electing the EEB benefit there is no assurance that the contract will meet the qualification requirements for an IRA. You should carefully consider selecting the EEB benefit if this contract is an IRA. Consult your tax or legal advisor if you are considering using the EEB with an IRA. The contract owner bears the risk of any adverse tax consequences.

This death benefit option may not be available in all states. If the GMAB is selected, the EEB is not available.

Part 7 - VOTING RIGHTS

Voting Rights

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We’ll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don’t receive instructions in time from all owners, we’ll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren’t responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We’ll vote any Portfolio shares that we’re entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we’re permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios in which your contributions are invested on the record date set by the Portfolio’s Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholders’ meeting. We count fractional shares. The record date for this purpose can’t be more than 60 days before the shareholders’ meeting.

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How Portfolio Shares Are Voted

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn’t needed to make a decision in another Portfolio. If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require owner approval. In that case, you’ll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under “How We Determine Your Voting Shares.”  We’ll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

Part 8 - TAX ASPECTS OF THE CONTRACT

Introduction

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity’s tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn’t designed to cover all situations and isn’t intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. Integrity does not make any guarantee regarding the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Your Contract is an Annuity

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (qualified annuity). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

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Taxation of Annuities Generally

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can’t defer tax on the annuity’s income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn’t taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you annuitize the contract, meaning you receive annuity payments over the lifetime of the Annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner’s investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, future payments are entirely ordinary income. If the Annuitant dies before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)          on or after the date on which the taxpayer attains age 59½;

(2)          as a result of the owner’s death;

(3)          part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;

(4)          a result of the taxpayer becoming disabled within the meaning of Code Section 72(m)(7);

(5)          from certain qualified plans (note, however, other penalties may apply);

(6)          under a qualified funding asset (as defined in Section 130(d) of the Code);

(7)          purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;

(8)          under an immediate annuity as defined in Code Section 72(u)(4);

(9)          for the purchase of a first home (distribution up to $10,000);

(10)    for certain higher education expenses; or

(11)    to cover certain deductible medical expenses, or to cover health insurance premiums if you are unemployed.

Please note that item (8) applies to nonqualified contracts only, and items (9), (10) and (11) apply to IRAs only.

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Any withdrawal provisions of your contract will also apply. See “Withdrawals” in Part 5.

The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Distribution-at-Death Rules

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules:  (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner’s death.

If the sole beneficiary is the owner’s spouse, the contract (along with the deferred tax status) may be continued in the spouse’s name as the owner.

Spousal Continuation

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The contract must be structured properly with the owner and annuitant being the same person, no contingent annuitant named and the spouse listed as the owner’s and the annuitant’s sole beneficiary. We will increase the continued contract’s Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may exercise all rights and privileges under the contract. When the surviving spouse dies, the Death Benefit will be paid to the surviving spouse’s beneficiary.

We waive any withdrawal charges applicable to full or partial withdrawals made after the spousal continuation is elected for both the existing value and any new contributions. Certain Investment Options or administrative programs, including but not limited to the STO, GRO Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

Diversification Standards

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The Statement of Additional Information contains general information about the use of contracts with the various types of qualified plans.

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Inherited IRAs

This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The named beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a minimum required distribution (“MRD”) must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plans

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax-deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as lifetime income payments and death benefit protection.

This contract has enhanced Death Benefits. The IRS has not ruled whether an enhanced death benefit could be characterized as life insurance, the amount of which is limited in a code section 401(a), 403(b) or IRA plan. An employer or qualified plan administrator may want to consult their tax or legal advisor regarding such limitations before using an annuity with an enhanced death benefit in one of these plans.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

Impact of Taxes on the Company

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

Transfers Among Investment Options

There won’t be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

Part 9 – ADDITIONAL INFORMATION

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the

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withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal amount be used. The minimum Systematic Withdrawal currently is $100. Residents of certain states may be required to keep a specific minimum account balance. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. Amounts withdrawn under the Systematic Withdrawal Program will reduce the value of your GMAB Option on a proportional basis.

If you elect the Free Withdrawal amount be withdrawn under the Systematic Withdrawal Program, we won’t deduct a contingent withdrawal charge or make a Market Value Adjustment. See “Contingent Withdrawal Charge” in Part 4. Amounts withdrawn under the Systematic Withdrawal Program in excess of the Free Withdrawal amount will be subject to a contingent withdrawal charge and a Market Value Adjustment if applicable. Withdrawals will be subject to income tax and may also be subject to the 10% federal tax penalty for early withdrawal. See Part 8, “Tax Aspects of the Contract.”

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59½. You won’t have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See “Taxation of Annuities Generally,” in Part 8. Once you begin receiving distributions, they shouldn’t be changed or stopped until the later of:

•                       the date you reach age 59½; or

•                       five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59½ made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We’ll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days’ prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn’t available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program.

If you haven’t used up your Free Withdrawals in any given Contract Year, amounts you withdraw under the Income Plus Withdrawal Program may be within the Free Withdrawal amount. If they are, no contingent withdrawal charge will be taken and no Market Value Adjustment will be made. See “Contingent Withdrawal Charge” in Part 4.

Amounts withdrawn under the Income Plus Withdrawal Program in excess of the Free Withdrawal amount will be subject to a contingent withdrawal charge and a Market Value Adjustment if

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applicable.

Choices Plus Minimum Required Distribution Program

We offer a Choices Plus Minimum Required Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70½. Section 401(a)(9)(A) of the Code states that minimum required distributions from an IRA must begin on or before April 1st of the year following the year in which the IRA owner turns 70½. You won’t have to pay any tax penalty for these withdrawals, but they are subject to ordinary income tax. See “Taxation of Annuities Generally” in Part 8.

You can choose the Choices Plus Program any time if you’re age 70½ or older. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. We’ll calculate the amount of the distribution using current IRS guidance. Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to contingent withdrawal charges or Market Value Adjustments.

This program is open to new contract owners, as well as existing contract owners who are already taking minimum required distributions from their Integrity IRAs. Payments can be made to you by check or by direct deposit.

[THIS SPACE INTENTIONALLY LEFT BLANK]

Dollar Cost Averaging

Dollar-cost averaging refers to the practice of investing the same amount in the same investment at regular intervals (like once a month), regardless of market conditions. If you choose to dollar-cost average, the amount you invest is always the same. Thus, you automatically buy more units when the price is low, and fewer when the price is high. Over time, you may reduce the risk of buying units when their cost is highest, although dollar-cost averaging does not assure a profit and it does not protect against investment losses.

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We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Money Market Option to one or more other Investment Options, except a GMAB Option, on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Investment Option. The current minimum transfer to each Investment Option is $250. We won’t charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won’t count towards your twelve free transfers.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time. If you don’t have enough Account Value in the Money Market Option to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

Systematic Transfer Program

We also offer a Systematic Transfer Program under which we transfer contributions you have allocated to the STO to one or more other Investment Options on a monthly or quarterly basis. We’ll transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select. If you don’t have enough Account Value in the STO to transfer to each Investment Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will be ended. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Investment Options you chose for this program. There is no charge for transfers under this program, and these transfers won’t count towards the twelve free transfers you may make in a Contract Year. You cannot transfer Account Value into the STO or a GMAB Option.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

Customized Asset Rebalancing

Asset rebalancing allows you to choose a diversified investment mix that is appropriate for your goals and risk tolerance. You may wish to consult with your financial professional when establishing your investment portfolio. Because some of your investments may grow faster than others, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to determine how often rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will automatically be rebalanced by transfers among your Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you have current contribution allocations. We won’t charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and they won’t count towards your twelve free transfers.

Fixed Accounts and the GMAB Option aren’t included in the Customized Asset Rebalancing Program. We do not recommend use of the Customized Asset Rebalancing program if you have chosen to participate in an asset allocation model as described above.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may terminate your

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participation in the program upon one day’s prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.

Systematic Contributions

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days’ prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month. Contributions to the GMAB may not be made via the systematic contribution program.

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

Table of Contents of Statement of Additional Information

Part 1 - Integrity and Custodian
Part 2 - Distribution of the Contract
Part 3 - Intentionally Omitted
Part 4 - Performance Information
Part 5 - Determination of Accumulation Unit Values
Part 6 - Distributions from Tax Favored Retirement Programs
Part 7 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

Integrity Life Insurance Company

P.O. Box 5720

Cincinnati, OH  45201-5720

ATTN: Request for SAI of Separate Account II (Pinnacle IV)

Part 10 - PRIOR CONTRACTS

Death Benefit Information for Contracts Issued before January 1, 1997

This section shows the Death Benefit information for contracts issued before January 1, 1997. It may be different from other provisions in this prospectus. For contracts issued before 1997, the following provisions apply:

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:

•                  your Adjusted Account Value

•                  the Account Value at the beginning of the seventh Contract Year, plus subsequent contributions and minus subsequent withdrawals

•                  your total contributions less the sum of withdrawals

•                  for Annuitants younger than 70 years old on the birthday nearest the date on which their contract was issued, an enhanced minimum death benefit, explained below.

For contracts issued during 1995, the amount of the death benefit is the greatest of:

•                  your Adjusted Account Value

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•                  the highest Account Value at the beginning of any Contract Year, plus subsequent contributions and minus subsequent withdrawals

•                  your total contributions less the sum of withdrawals

For contracts issued during 1996, the amount of the death benefit is the greatest of:

•                  your Account Value

•                  the highest Account Value at the beginning of any Contract Year, plus subsequent contributions and minus subsequent withdrawals

•                  your total contributions less the sum of withdrawals

The enhanced minimum death benefit is the same as the guaranteed death benefit, except that the guaranteed death benefit may not exceed the maximum guaranteed death benefit. The guaranteed death benefit on your Participation Date is your initial contribution. After that, every month we recalculate that portion of your guaranteed death benefit allocated to the Separate Account by adding interest at an annual rate of 7% until the contract anniversary nearest your 70th birthday, subject to the maximum. We subtract from that the sum of any withdrawals or transfers from the Separate Account during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount. Therefore, your guaranteed death benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your Separate Account contributions, including the amount of interest calculated on your Separate Account values for purposes of determining the guaranteed death benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers. Your maximum guaranteed death benefit is determined by totaling your contributions during your first five participation years, subtracting all withdrawals, taking into consideration any Market Value Adjustments made under the contract, multiplying the result by two, and then adding that to your total contributions made after the first five participation years.

Reduction in Charges for Contracts Issued between January 1, 1995 and February 1, 1997

If your contract was issued on or after January 1, 1995, but before February 1, 1997, the effective annual rate of mortality, expense and administrative charges will reduce to 1.10% after your contract has been in effect for six years.

Contingent Withdrawal Charge for Contracts Issued before February 15, 1997

For contracts issued before February 15, 1997 (2/27/97 in Washington, 5/30/97 in Pennsylvania, 7/7/97 in Maryland, 10/16/97 in Oregon) the following rules apply even if they are different from other provisions in this prospectus:

There is a withdrawal charge of up to 7% on all contributions withdrawn. As shown below, this charge varies, depending upon the “age” of the contributions included in the withdrawal, that is, how long ago you made your contributions. The maximum percentage of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. No withdrawal charge applies when you withdraw contributions made earlier than your fifth prior contribution year. For purposes of calculating the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount won’t be considered a withdrawal of any contributions. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment and any applicable withdrawal charge, so that the net amount you receive will be the amount requested.

No charge will be applied to your partial withdrawals that don’t exceed the free withdrawal amount in any Contract Year. On any Business Day, the free withdrawal amount is the greater of (i) 10% of your Account Value and (ii) any investment gain during the prior Contract Year, less withdrawals during the current Contract Year. Investment gain is calculated as the increase in the Account Value during the prior Contract Year, minus contributions during that year, plus withdrawals made during that year. We’ll deduct

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contingent withdrawal charges for any partial withdrawal amount that is over the free withdrawal amount. The contingent withdrawal charge is a sales charge to help pay our costs of selling and promoting the contract. We don’t expect revenues from contingent withdrawal charges to cover all of those costs. Any shortfall will be made up from our General Account assets, which may include profits from other charges under the contract.

Number of Full Years	Charge as a % of the
From the Date of Contribution	Contribution Withdrawn

0	7%
1	6
2	5
3	4
4	3
5	2
6+	0

We won’t deduct a contingent withdrawal charge if the Annuitant uses the withdrawal to buy from us either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won’t deduct a charge if the Annuitant dies and the withdrawal is made by the Annuitant’s beneficiary.

The minimum withdrawal permitted is $300.

Contracts Issued to Oregon Residents

If you are a resident of Oregon and your Contract was issued before October 16, 1997 (Contract Form No. 11960CNQ-I-OR), additional contributions into Investment Options are accepted, including the 10-Year GRO Account, and the prospectus provisions relating to these items apply.

Hardship Waivers

Hardship Waivers aren’t available for contracts issued prior to February 15, 1997. Hardship waivers are available in most states for contracts issued on or after that date, but certain states approved the availability of hardship waivers after February 15, 1997. Please check your contract if you are uncertain about the applicability of this section to your contract.

Limitation on Number of Investment Options for Contracts Issued before July 17, 2000

For most contracts issued prior to July 17, 2000, contract owners may not allocate to more than nine Investment Options. In determining the nine Investment Options, each of your GRO Accounts counts as one Investment Option.

Total Separate Account Annual Expenses for Contracts Issued before July 16, 2001

For contracts before July 16, 2001, and for contracts issued in certain states after that date, Total Separate Account Annual Expenses are 1.35%. Please check your contract if you are uncertain about the applicability of this section to your contract.

Death Benefit Information for Contracts Issued after January 1, 1997 & before July 16, 2001

For contracts issued after January 1, 1997 and before July 16, 2001, the following rules apply in most states even if they are different from other provisions in this prospectus. Please check your contract if you are uncertain about the applicability of this section to your contract.

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We’ll pay a death benefit to the Annuitant’s surviving beneficiary (or beneficiaries, in equal shares) if the annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the contract’s 10th anniversary date, if later), the death benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the Annuitant’s 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued before the Annuitant’s 86th birthday, if the Annuitant dies before age 90 (or the contract’s 10th anniversary date, if later) and before annuity payments have started, the death benefit is the highest of:

(a)                    your highest Account Value on any contract anniversary (before age 81), plus subsequent contributions and minus an adjustment for subsequent withdrawals (after being adjusted for associated charges and adjustments);

(b)                   total contributions, minus an adjustment for subsequent withdrawals (after being adjusted for associated charges and adjustments); or

(c)                    your current Account Value.

The reductions in death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal.

Free Withdrawals for Contracts Issued before July 16, 2001

For contracts issued prior to July 16, 2001 in most states, you may withdraw up to 10% of your Account Value each Contract Year with no withdrawal charges. After the first 10% within a Contract Year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account.

New Share Classes added effective July 16, 2001

New share classes that charge distribution fees pursuant to Rule 12b-1 were added to certain Portfolios effective July 16, 2001. These fees will not be charged to contracts issued prior to July 16, 2001.

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Appendix A

Financial Information for Separate Account II (Pinnacle 4 Integrity)

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period for contracts issued after July 16, 2001.

	2005	2004	2003	2002	2001	2000	1999	1998	1997	Inception

Fidelity VIP Asset Manager–Service Class 2
Unit value at beginning of period	$10.36	—								$10.00
Unit value at end of period	$10.60	$10.36
Number of units outstanding at end of period	20,867	10,421

Fidelity VIP Balanced – Service Class 2
Unit value at beginning of period	$11.58	$11.17	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.04	$11.58	$11.17
Number of units outstanding at end of period	79,635	69,254	10,517

Fidelity VIP Contrafund – Service Class 2
Unit value at beginning of period	$12.40	$10.92	$8.65	$9.71	—	—	—	—	—	$10.00
Unit value at end of period	$14.25	$12.40	$10.92	$8.65	$9.71
Number of units outstanding at end of period	680,077	540,747	329,238	181,656	48,780

Fidelity VIP Dynamic Cap App – Ser. Cl. 2
Unit value at beginning of period	$10.55	$10.57	$8.59	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.55	$10.55	$10.57	$8.59
Number of units outstanding at end of period	9,977	4,900	3,073	3,106

Fidelity VIP Equity-Income– Service Class 2
Unit value at beginning of period	$11.05	$10.08	$7.87	$9.64	—	—	—	—	—	$10.00
Unit value at end of period	$11.50	$11.05	$10.08	$7.87	$9.64
Number of units outstanding at end of period	738,896	751,530	556,770	347,235	89,239

Fidelity VIP Growth – Service Class 2
Unit value at beginning of period	$8.59	$8.45	$6.47	$9.42	—	—	—	—	—	$10.00
Unit value at end of period	$8.93	$8.59	$8.45	$6.47	$9.42

Number of units outstanding at end of period	446,998	365,952	362,460	121,212	40,739

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	2005	2004	2003	2002	2001	2000	1999	1998	1997	Inception

Fidelity VIP Growth & Income – Ser. Cl. 2
Unit value at beginning of period	$10.26	9.87	$8.11	$9.90	—	—	—	—	—	$10.00
Unit value at end of period	$10.86	$10.26	$9.87	$8.11	$9.90
Number of units outstanding at end of period	485,577	473,443	262,336	113,847	26,772

Fidelity VIP Growth Opportunities – Service Class 2
Unit value at beginning of period	$9.89	$9.39	$7.36	$9.58	—	—	—	—	—	$10.00
Unit value at end of period	$10.60	$9.89	$9.39	$7.36	$9.58
Number of units outstanding at end of period	37,725	28,497	21,009	10,430	4,696

Fidelity VIP High Income – Service Class 2
Unit value at beginning of period	$12.38	$11.49	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.48	$12.38	$11.49
Number of units outstanding at end of period	95,381	190,138	274,622

Fidelity VIP Investment Grade Bond – Service Class 2
Unit value at beginning of period	$10.32	—								$10.00
Unit value at end of period	$10.36	$10.32
Number of units outstanding at end of period	77,215	17,787

Fidelity VIP Mid Cap – Service Class 2
Unit value at beginning of period	$15.19	$12.36	$9.07	$10.23	—	—	—	—	—	$10.00
Unit value at end of period	$17.67	$15.19	$12.36	$9.07	$10.23
Number of units outstanding at end of period	452,006	397,893	312,716	209,207	39,530

Fidelity VIP Overseas – Service Class 2
Unit value at beginning of period	$11.06	—				—	—	—	—	$10.00
Unit value at end of period	$12.95	$11.06
Number of units outstanding at end of period	20,469	5,234

Franklin Growth & Inc. Securities – Cl. 2
Unit value at beginning of period	$12.79	$11.73	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$13.05	$12.79	$11.73
Number of units outstanding at end of period	93,656	89,108	56,286

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	2005	2004	2003	2002	2001	2000	1999	1998	1997	Inception

Franklin Income Securities – Class 2
Unit value at beginning of period	$14.11	$12.58	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$14.13	$14.11	$12.58
Number of units outstanding at end of period	461,086	362,610	208,303

Franklin Large Cap Growth Sec. – Class 2
Unit value at beginning of period	$12.64	$11.89	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.59	$12.64	$11.89
Number of units outstanding at end of period	85,891	68,991	24,231

Franklin Mutual Shares Securities – Class 2
Unit value at beginning of period	$13.44	$12.10	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$14.64	$13.44	$12.10
Number of units outstanding at end of period	232,478	148,509	69,557

Templeton Foreign Securities – Class 2
Unit value at beginning of period	$14.66	$12.55	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$15.92	$14.66	$12.55
Number of units outstanding at end of period	153,586	80,323	26,269

Templeton Growth Securities – Class 2
Unit value at beginning of period	$14.22	$12.43	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$15.25	$14.22	$12.43
Number of units outstanding at end of period	129,680	104,979	37,346

J.P. Morgan Bond
Unit value at beginning of period	$11.50	$11.19	$10.95	$10.21	—
Unit value at end of period	$11.65	$11.50	$11.19	$10.95	$10.21	—	—	—	—	$10.00
Number of units outstanding at end of period	426,715	420,872	457,701	369,113	83,068

J.P. Morgan International Equity
Unit value at beginning of period	$11.97	$10.26	$7.86	$9.77	—	—	—	—	—	$10.00
Unit value at end of period	$13.06	$11.97	$10.26	$7.86	$9.77
Number of units outstanding at end of period	56,263	45,064	27,090	7,503	1,889

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	2005	2004	2003	2002	2001	2000	1999	1998	1997	Inception

J.P. Morgan Mid Cap Value(2)
Unit value at beginning of period	$14.01	$11.75	$9.20	—	—	—	—	—	—	$10.00
Unit value at end of period	$15.08	$14.01	$11.75	$9.20
Number of units outstanding at end of period	99,837	69,744	17,521	9,225

MFS VIT Capital Opportunities – Ser. Class
Unit value at beginning of period	$8.63	$7.82	$6.24	$9.02	—	—	—	—	—	$10.00
Unit value at end of period	$8.63	$8.63	$7.82	$6.24	$9.02
Number of units outstanding at end of period	75,550	86,708	38,930	33,909	15,642

MFS VIT Emerging Growth – Service Class
Unit value at beginning of period	$8.55	$7.70	$6.01	$9.22	—	—	—	—	—	$10.00
Unit value at end of period	$9.18	$8.55	$7.70	$6.01	$9.22
Number of units outstanding at end of period	89,449	91,257	52,397	35,555	7,528

MFS VIT Investors Growth Stock –Service Class
Unit value at beginning of period	$8.73	$8.12	$6.72	$9.44	—	—	—	—	—	$10.00
Unit value at end of period	$8.96	$8.73	$8.12	$6.72	$9.44
Number of units outstanding at end of period	62,477	73,887	44,203	11,272	5,271

MFS VIT Mid Cap Growth –Service Class
Unit value at beginning of period	$7.71	$6.84	$5.08	$9.11	—	—	—	—	—	$10.00
Unit value at end of period	$7.81	$7.71	$6.84	$5.08	$9.11
Number of units outstanding at end of period	103,296	156,754	162,799	75,309	20,309

MFS VIT New Discovery – Service Class
Unit value at beginning of period	$9.31	$8.89	$6.76	$10.06	—	—	—	—	—	$10.00
Unit value at end of period	$9.63	$9.31	$8.89	$6.76	$10.06
Number of units outstanding at end of period	58,410	93,450	86,265	66,884	17,420

MFS VIT Total Return – Service Class
Unit value at beginning of period	$11.59	$10.60	$9.27	$9.94	—	—	—	—	—	$10.00
Unit value at end of period	$11.72	$11.59	$10.60	$9.27	$9.94
Number of units outstanding at end of period	596,037	599,344	463,627	262,139	48,866

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	2005	2004	2003	2002	2001	2000	1999	1998	1997	Inception

Putnam VT Discovery Growth - Class 1B Shares
Unit value at beginning of period	$8.64	$8.15	$6.27	$9.03	—	—	—	—	—	$10.00
Unit value at end of period	$9.13	$8.64	$8.15	$6.27	$9.03
Number of units outstanding at end of period	21,712	27,426	36,037	30,286	4,045

Putnam VT The George Putnam Fund of Boston-Class 1B Shares
Unit value at beginning of period	$11.88	$11.14	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.18	$11.88	$11.14
Number of units outstanding at end of period	32,963	33,188	3,253

Putnam VT Growth and Income Fund –Class 1B Shares
Unit value at beginning of period	$10.45	$9.55	$7.61	$9.53	—	—	—	—	—	$10.00
Unit value at end of period	$10.84	$10.45	$9.55	$7.61	$9.53
Number of units outstanding at end of period	133,786	127,116	96,241	66,782	20,057

Putnam VT International Equity – Class 1B Shares
Unit value at beginning of period	$11.39	$9.95	$7.85	$9.68	—	—	—	—	—	$10.00
Unit value at end of period	$12.59	$11.39	$9.95	$7.85	$9.68
Number of units outstanding at end of period	85,057	47,668	38,535	58,048	6,480

Putnam VT Small Cap Value –Class 1B Shares
Unit value at beginning of period	$15.03	$12.08	$8.19	$10.17	—	—	—	—	—	$10.00
Unit value at end of period	$15.86	$15.03	$12.08	$8.19	$10.17
Number of units outstanding at end of period	363,805	400,715	200,636	151,888	17,965

Putnam VT Voyager – Class 1B Shares
Unit value at beginning of period	$12.11	$11.70	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.62	$12.11	$11.70
Number of units outstanding at end of period	15,180	20,347	10,171

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	2005	2004	2003	2002	2001	2000	1999	1998	1997	Inception

Scudder EAFE Equity Index – Class A
Unit value at beginning of period	$11.20	$9.54	$7.26	$9.40	—	—	—	—	—	$10.00
Unit value at end of period	$11.25	$11.20	$9.54	$7.26	$9.40
Number of units outstanding at end of period	0	51,780	17,620	17,954	5,261

Scudder EAFE Equity Index –Class B
Unit value at beginning of period	$11.93	$10.20	$7.78	—						$10.00
Unit value at end of period	$11.95	$11.93	$10.20	$7.78
Number of units outstanding at end of period	0	104,695	5,985	—

Scudder Equity 500 Index – Class A
Unit value at beginning of period	$10.04	$9.21	$7.30	$9.53	—	—	—	—	—	$10.00
Unit value at end of period	$10.36	$10.04	$9.21	$7.30	$9.53
Number of units outstanding at end of period	131,627	182,022	196,611	197,348	42,322

Scudder Equity 500 Index VIP–Class B
Unit value at beginning of period	$11.44	$10.52	$8.35	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.77	$11.44	$10.52	$8.35
Number of units outstanding at end of period	475,857	474,668	403,250	222,363

Scudder Small Cap Index- Class A
Unit value at beginning of period	$13.17	$11.35	$7.87	$10.05	—	—	—	—	—	$10.00
Unit value at end of period	$13.54	$13.17	$11.35	$7.87	$10.05
Number of units outstanding at end of period	14,397	21,250	23,855	22,298	2,706

Scudder Small Cap Index VIP– Class B
Unit value at beginning of period	$12.68	$10.96	$7.61	—	—	—	—	—	—	$10.00
Unit value at end of period	$13.00	$12.68	$10.96	$7.61
Number of units outstanding at end of period	45,071	75,214	87,223	1,993

Touchstone Balanced
Unit value at beginning of period	$11.95	$11.07	$9.24	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.56	$11.95	$11.07	$9.24
Number of units outstanding at end of period	94,972	61,605	31,766	1,332

Touchstone Baron Small Cap Value
Unit value at beginning of period	$14.04	$11.14	$8.47	—	—	—	—	—	—	$10.00
Unit value at end of period	$14.90	$14.04	$11.14	$8.47
Number of units outstanding at end of period	191,511	154,482	103,621	72,718

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	2005	2004	2003	2002	2001	2000	1999	1998	1997	Inception

Touchstone Core Bond
Unit value at beginning of period	$10.87	$10.68	$10.47	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.89	$10.87	$10.68	$10.47
Number of units outstanding at end of period	128,106	97,024	57,926	6,674

Touchstone Eagle Cap App
Unit value at beginning of period	$9.30	$8.21	$6.30	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.17	$9.30	$8.21	$6.30
Number of units outstanding at end of period	27,220	38,197	42,469	21,232

Touchstone Mid Cap Growth
Unit value at beginning of period	$12.29	$11.13	$7.67	—	—	—	—	—	—	$10.00
Unit value at end of period	$13.97	$12.29	$11.13	$7.67
Number of units outstanding at end of period	106,474	112,887	66,114	756

Touchstone Enhanced Dividend 30
Unit value at beginning of period	$11.01	$10.62	$8.17	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.52	$11.01	$10.62	$8.17
Number of units outstanding at end of period	155,170	167,840	136,184	—

Touchstone Growth & Income
Unit value at beginning of period	$11.72	$10.81	$8.25	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.77	$11.72	$10.81	$8.25
Number of units outstanding at end of period	86,525	74,576	31,848	—

Touchstone High Yield
Unit value at beginning of period	$12.85	$11.90	$9.74	—	—	—	—	—	—	$10.00
Unit value at end of period	$13.08	$12.85	$11.90	$9.74
Number of units outstanding at end of period	236,776	384,963	124,089	133,376

Touchstone Money Market
Unit value at beginning of period	$9.94	$9.95	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.11	$9.94	$9.95	$10.00
Number of units outstanding at end of period	451	451	813	73,911

P41 - 61

	2005	2004	2003	2002	2001	2000	1999	1998	1997	Inception

Touchstone Money Market – Service Class
Unit value at beginning of period	$9.92	$9.96	—							$10.00
Unit value at end of period	$10.06	$9.92	$9.96
Number of units outstanding at end of period	686,295	251,288	325,822

Touchstone Third Avenue Value
Unit value at beginning of period	$13.85	$11.16	$8.08	$9.93	—	—	—	—	—	$10.00
Unit value at end of period	$16.02	$13.85	$11.16	$8.08	$9.93
Number of units outstanding at end of period	728,452	586,207	428,861	311,194	57,286

Touchstone Value Plus
Unit value at beginning of period	$10.86	$9.97	$7.80	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.93	$10.86	$9.97	$7.80
Number of units outstanding at end of period	66,088	68,426	61,804	—

Touchstone Aggressive ETF
Unit value at beginning of period	$10.27	—								$10.00
Unit value at end of period	$10.59	$10.27
Number of units outstanding at end of period	78,428	6,522

Touchstone Conservative ETF
Unit value at beginning of period	$10.16	—								$10.00
Unit value at end of period	$10.34	$10.16
Number of units outstanding at end of period	150,672	—

Touchstone Enhanced ETF
Unit value at beginning of period	$10.50	—								$10.00
Unit value at end of period	$10.97	$10.50
Number of units outstanding at end of period	101,636	3,643

Touchstone Moderate ETF
Unit value at beginning of period	$10.25	—								$10.00
Unit value at end of period	$10.50	$10.25
Number of units outstanding at end of period	190,972	3,841

P41 - 62

	2005	2004	2003	2002	2001	2000	1999	1998	1997	Inception

Van Kampen LIT Comstock – Class 2
Unit value at beginning of period	$14.17	$12.24	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$14.54	$14.17	$12.24
Number of units outstanding at end of period	107,217	81,001	20,908

Van Kampen LIT Emerging Growth –Class 2
Unit value at beginning of period	$12.54	$11.92	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$13.30	$12.54	$11.92
Number of units outstanding at end of period	31,560	31,296	3,144

Van Kampen UIF Emerg. Mkts Debt – Class 1
Unit value at beginning of period	$15.58	$14.36	$11.40	$10.59	—	—	—	—	—	$10.00
Unit value at end of period	$17.23	$15.58	$14.36	$11.40	$10.59
Number of units outstanding at end of period	53,637	41,845	22,824	8,771	1,019

Van Kampen UIF Emerging Mkts Equity – Class 2
Unit value at beginning of period	$17.42	$14.37	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$22.97	$17.42	$14.37
Number of units outstanding at end of period	65,905	60,000	19,728

Van Kampen UIF U.S. Real Estate – Class 1
Unit value at beginning of period	$18.21	$13.55	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$21.00	$18.21	$13.55	$10.00
Number of units outstanding at end of period	221,367	221,712	124,386	60,601

P41 - 63

The table below shows Unit Values for certain Variable Account Options at inception, the number of units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period for contracts issued prior to July 16, 2001.

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception

Fidelity VIP Asset Manager- Service Class 2
Unit value at beginning of period	$10.37	—									$10.00
Unit value at end of period	$10.62	$10.37
Number of units outstanding at end of period	24,002	—

Fidelity VIP Balanced- Service Class 2
Unit value at beginning of period	$10.50	—									$10.00
Unit value at end of period	$10.93	$10.50
Number of units outstanding at end of period	36,541	49,805

Fidelity VIP II Contrafund –Initial Class
Unit value at beginning of period	$15.74	$13.82	$10.90	$12.19	$14.08	$15.29	$12.47	$9.73		—	$10.00
Unit value at end of period	$18.16	$15.74	$13.82	$10.90	$12.19	$14.08	$15.29	$12.47	$9.73
Number of units outstanding at end of period	1,201,431	1,260,440	1,298,178	1,425,302	1,519,016	1,735,357	1,652,352	893,485	129,361

Fidelity VIP Dynamic Cap Appreciation –Service Class 2
Unit value at beginning of period	$10.66	—									$10.00
Unit value at end of period	$12.69	$10.66
Number of units outstanding at end of period	17,795	14,692

Fidelity VIP Equity-Income – Initial Class
Unit value at beginning of period	$13.51	$12.28	$9.55	$11.66	$12.43	$11.62	$11.08	$10.06		—	$10.00
Unit value at end of period	$14.11	$13.51	$12.28	$9.55	$11.66	$12.43	$11.62	$11.08	$10.06
Number of units outstanding at end of period	900,224	1,276,954	1,346,565	1,422,524	1,532,888	1,303,950	1,571,231	1,206,214	155,520

Fidelity VIP Growth –Service Class
Unit value at beginning of period	$8.26	$8.11	$6.19	$8.99	$11.08	$12.63		—	—	—	$10.00
Unit value at end of period	$8.61	$8.26	$8.11	$6.19	$8.99	$11.08	$12.63
Number of units outstanding at end of period	322,544	559,111	539,704	468,305	503.508	364,255	54,439

Fidelity VIP III Growth & Income –Initial Class
Unit value at beginning of period	$12.66	$12.13	$9.93	$12.07	$13.41	$14.11	$13.10	$10.24		—	$10.00
Unit value at end of period	$13.44	$12.66	$12.13	$9.93	$12.07	$13.41	$14.11	$13.10	$10.24
Number of units outstanding at end of period	556,026	747,678	901,629	952,583	1,130,965	1,111,831	1,291,885	859,704	119,576

P41 - 64

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception

Fidelity VIP III Growth Opportunities – Initial Class
Unit value at beginning of period	$9.36	$8.86	$6.91	$8.97	$10.62	$12.98	$12.62	$10.26			$10.00
Unit value at end of period	$10.06	$9.36	$8.86	$6.91	$8.97	$10.62	$12.98	$12.62	$10.26
Number of units outstanding at end of period	256,861	392,637	465,755	472,524	661,779	768,638	948,352	617,513	78,180

Fidelity VIP High Income–Service Class 2
Unit value at beginning of period	$10.75	—									$10.00
Unit value at end of period	$10.85	$10.75
Number of units outstanding at end of period	17,348	377,400

Fidelity VIP Investment Grade Bond – Service Class 2
Unit value at beginning of period	$10.33	—									$10.00
Unit value at end of period	$10.38	$10.33
Number of units outstanding at end of period	98,143	58,076

Fidelity VIP Mid Cap, Service Class
Unit value at beginning of period	$24.33	$19.77	$14.46	$16.27	$17.07	$12.96
Unit value at end of period	$28.37	$24.33	$19.77	$14.46	$16.27	$17.07	$12.96	—	—	—
Number of units outstanding at end of period	521,151	599,115	533,623	581,450	581,376	503,449	82,924				$10.00

Fidelity VIP Overseas –Service Class 2
Unit value at beginning of period	$11.07	—
Unit value at end of period	$12.97	$11.07									$10.00
Number of units outstanding at end of period	23,441	4,618

Franklin Income Securities - Class 1
Unit value at beginning of period	$14.22	$12.63	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$14.28	$14.22	$12.63
Number of units outstanding at end of period	1,913,947	2,225,251	2,619,202

Franklin Growth & Income Securities –Class 1
Unit value at beginning of period	$12.88	$11.77	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$13.18	$12.88	$11.77
Number of units outstanding at end of period	910,742	1,215,226	1,346,436

P41 - 65

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception

Franklin Large Cap Growth Securities – Class 2
Unit value at beginning of period	$12.67	$11.90	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.63	$12.67	$11.90
Number of units outstanding at end of period	40,911	32,611	15,672

Franklin Mutual Shares Securities - Class 2
Unit value at beginning of period	$13.46	$12.12	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$14.68	$13.46	$12.12
Number of units outstanding at end of period	277,130	155,623	147,344

Templeton Foreign Securities – Class 2
Unit value at beginning of period	$14.69	$12.57	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$15.97	$14.69	$12.57
Number of units outstanding at end of period	178,899	98,229	82,198

Templeton Growth Securities – Class 2
Unit value at beginning of period	$14.24	$12.45	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$15.30	$14.24	$12.45
Number of units outstanding at end of period	214,122	97,800	32,447

J.P. Morgan Bond
Unit value at beginning of period	$13.77	$13.38	$13.08	$12.19	$11.55	$10.60	$10.85	$10.19	—	—	$10.00
Unit value at end of period	$13.97	$13.77	$13.38	$13.08	$12.19	$11.55	$10.60	$10.85	$10.19
Number of units outstanding at end of period	828,481	1,113,114	1,458,561	2,171,151	1,972,807	1,491,565	1,890,368	1,499,874	418,029

J.P. Morgan International Equity
Unit value at beginning of period	$10.53	$9.01	$6.90	$8.56	$10.73	$12.93	$9.59	$9.28		—	$10.00
Unit value at end of period	$11.49	$10.53	$9.01	$6.90	$8.56	$10.73	$12.93	$9.59	$9.28
Number of units outstanding at end of period	208,268	307,492	354,180	237,950	293,390	324,546	345,201	137,064	41,664

J.P. Morgan Mid Cap Value(2)
Unit value at beginning of period	$11.50	—									$10.00
Unit value at end of period	$12.39	$11.50
Number of units outstanding at end of period	42,320	20,203

MFS Capital Opportunities – Service Class
Unit value at beginning of period	$6.31	$5.71	$4.55	$6.58	$8.73	—	—	—	—	—	$10.00
Unit value at end of period	$6.32	$6.31	$5.71	$4.55	$6.58	$8.73
Number of units outstanding at end of period	198,835	366,428	304,705	374,754	560,187	477,460

P41 - 66

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception

MFS Emerging Growth – Service Class
Unit value at beginning of period	$4.87	$4.38	$3.42	$5.24	$8.00		—	—	—	—	$10.00
Unit value at end of period	$5.24	$4.87	$4.38	$3.42	$5.24	$8.00
Number of units outstanding at end of period	173,306	217,863	294,322	267,341	337,119	279,091

MFS Investors Growth – Service Class
Unit value at beginning of period	$10.89	—									$10.00
Unit value at end of period	$11.20	$10.89
Number of units outstanding at end of period	0	—

MFS Mid Cap Growth – Service Class
Unit value at beginning of period	$6.64	$5.89	$4.37	$7.83	$9.63	—	—	—	—	—	$10.00
Unit value at end of period	$6.74	$6.64	$5.89	$4.37	$7.83	9.63
Number of units outstanding at end of period	285,819	469,098	657,600	524,185	870,222	479,615

MFS New Discovery – Service Class
Unit value at beginning of period	$8.04	$7.68	$5.83	$8.67	$9.27	—	—	—	—	—	$10.00
Unit value at end of period	$8.33	$8.04	$7.68	$5.83	$8.67	$9.27
Number of units outstanding at end of period	107,942	186,826	235,136	392,709	417,974	214,134

MFS Total Return – Service Class
Unit value at beginning of period	$10.93	—									$10.00
Unit value at end of period	$11.06	$10.93
Number of units outstanding at end of period	47,833	8,700

Putnam VT Discovery Growth – Class 1B Shares
Unit value at beginning of period	$8.59	$8.10	$6.22	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.09	$8.59	$8.10	$6.22
Number of units outstanding at end of period	3,864	8,934	16,311	31,563

Putnam VT George Putnam Fund of Boston – Class 1B Shares
Unit value at beginning of period	$11.90	$11.15	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.21	$11.90	$11.15
Number of units outstanding at end of period	26,628	35,158	37,655

P41 - 67

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception

Putnam VT Growth & Income – Class 1B Shares
Unit value at beginning of period	$10.47	$9.55	$7.60	$9.53	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.86	$10.47	$9.55	$7.60	$9.53
Number of units outstanding at end of period	46,012	69,546	89,369	63,833	20,057

Putnam VT International Equity – Class 1B Shares
Unit value at beginning of period	$11.32	$9.88	$7.79	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.53	$11.32	$9.88	$7.79
Number of units outstanding at end of period	106,868	115,827	127,864	175,238

Putnam VT Small Cap Value – Class 1B Shares
Unit value at beginning of period	$15.13	$12.15	$8.23	$10.21	—						$10.00
Unit value at end of period	$15.98	$15.13	$12.15	$8.23	$10.21
Number of units outstanding at end of period	209,107	325,902	280,486	248,600	72,568

Putnam VT Voyager – Class 1B Shares
Unit value at beginning of period	$12.14	$11.71	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.65	$12.14	$11.71
Number of units outstanding at end of period	8,881	22,932	7,883

Scudder VIT EAFE Equity Index– Class A
Unit value at beginning of period	$10.38	$8.84	$6.72	$8.69	$11.70	$14.22	$11.30	$9.42		—	$10.00
Unit value at end of period	$10.43	$10.38	$8.84	$6.72	$8.69	$11.70	$14.22	$11.30	$9.42
Number of units outstanding at end of period	0	1,456,820	229,212	261,235	257,086	247,563	240,439	177,704	19,652

Scudder VIT Equity 500 Index – Class A
Unit value at beginning of period	$12.56	$11.51	$9.10	$11.88	$13.71	$15.32	$12.90	$10.16		—	$10.00
Unit value at end of period	$12.97	$12.56	$11.51	$9.10	$11.88	$13.71	$15.32	$12.90	$10.16
Number of units outstanding at end of period	1,030,499	1,451,504	1,634,520	1,911,120	2,357,487	2,509,913	2,454,241	1,563,771	224,706

Scudder VIT Small Cap Index –Class A
Unit value at beginning of period	$13.55	$11.67	$8.08	$10.31	$10.24	$10.80	$9.11	$9.44		—	$10.00
Unit value at end of period	$13.94	$13.55	$11.67	$8.08	$10.31	$10.24	$10.80	$9.11	$9.44
Number of units outstanding at end of period	251,072	389,511	461,729	425,605	491,217	528,324	456,819	389,699	70,238

Touchstone Balanced
Unit value at beginning of period	$11.99	$11.08	$9.24	—	—	—	—	—	—	—	$10.00

P41 - 68

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception

Unit value at end of period	$12.61	$11.99	$11.08	$9.24
Number of units outstanding at end of period	134,194	172,707	143,674	61,716

Touchstone Baron Small Cap Value
Unit value at beginning of period	$25.28	$20.05	$15.23	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$26.86	$25.28	$20.05	$15.23
Number of units outstanding at end of period	185,632	185,980	203,229	236,032

Touchstone Core Bond
Unit value at beginning of period	$10.90	$10.70	$10.48	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.93	$10.90	$10.70	$10.48
Number of units outstanding at end of period	109,727	109,117	163,286	184,869

Touchstone Emerging Growth(1)
Unit value at beginning of period	$12.32	$11.15	$7.67	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$14.02	$12.32	$11.15	$7.67
Number of units outstanding at end of period	73,516	98,578	85,135	39,566

Touchstone Enhanced Dividend 30
Unit value at beginning of period	$11.04	$10.64	$8.18	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.56	$11.04	$10.64
Number of units outstanding at end of period	1,078,127	1,355,134	1,681,322

Touchstone Growth & Income
Unit value at beginning of period	$11.76	$10.82	$8.26	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.81	$11.76	$10.82	$8.26
Number of units outstanding at end of period	41,579	56,631	58,552	24,042

Touchstone High Yield
Unit value at beginning of period	$12.88	$11.92	$9.75	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$13.12	$12.88	$11.92	$9.75
Number of units outstanding at end of period	426,793	534,408	1,048,075	723,541

Touchstone Eagle Cap Appreciation
Unit value at beginning of period	$19.48	$17.19	$13.17	$19.21	$27.02	$35.32	$26.42	$19.74	$14.85	—	$10.00
Unit value at end of period	$19.24	$19.48	$17.19	$13.17	$19.21	$27.02	$35.32	$26.42	$19.74	$14.85
Number of units outstanding at end of period	440,850	604,193	725,005	813,251	1,023,394	1,230,280	1,214,898	1,345,118	1,295,185	1,184,119

Touchstone Money Market
Unit value at beginning of period	$9.97	$9.97	$10.00	—	—	—	—	—	—	—	$10.00

P41 - 69

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception

Unit value at end of period	$10.14	$9.97	$9.97
Number of units outstanding at end of period	1,224,340	741,819	1,202,155

Touchstone Third Avenue Value
Unit value at beginning of period	$41.43	$33.35	$24.11	$29.62	$26.06	$23.76	$27.42	$23.47	$18.24	—	$10.00
Unit value at end of period	$47.99	$41.43	$33.35	$24.11	$29.62	$26.06	$23.76	$27.42	$23.47	$18.24
Number of units outstanding at end of period	571,704	656,051	741,076	780,658	934,887	620,186	930,696	1,385,723	1,278,296	1,119,634

Touchstone Value Plus
Unit value at beginning of period	$10.89	$9.98	$7.80	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.97	$10.89	$9.98	$7.80
Number of units outstanding at end of period	359,771	464,320	541,792	6,205

Touchstone Aggressive ETF
Unit value at beginning of period	$10.27	—									$10.00
Unit value at end of period	$10.60	$10.27
Number of units outstanding at end of period	64,045	23,909

Touchstone Conservative ETF
Unit value at beginning of period	$10.16	—									$10.00
Unit value at end of period	$10.36	$10.16
Number of units outstanding at end of period	16,880	—

Touchstone Enhanced ETF
Unit value at beginning of period	$10.50	—									$10.00
Unit value at end of period	$10.98	$10.50
Number of units outstanding at end of period	268,034	193

Touchstone Moderate ETF
Unit value at beginning of period	$10.25	—									$10.00
Unit value at end of period	$10.51	$10.25
Number of units outstanding at end of period	145,411	2,011

Van Kampen LIT Comstock- Class 2
Unit value at beginning of period	$14.20	$12.25	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$14.58	$14.20	$12.25
Number of units outstanding at end of period	89,197	62,173	32,215

P41 - 70

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996	Inception

Van Kampen LIT Emerging Growth – Class 2
Unit value at beginning of period	$12.56	$11.93	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$13.34	$12.56	$11.93
Number of units outstanding at end of period	10,651	18,299	7,394

Van Kampen UIF Emerging Markets Debt
Unit value at beginning of period	$14.65	$13.50	$10.70	$9.93	$9.14	$8.32	$6.52	$9.23			$10.00
Unit value at end of period	$16.23	$14.65	$13.50	$10.70	$9.93	$9.14	$8.32	$6.52	$9.23
Number of units outstanding at end of period	124,599	147,431	199,349	201,513	150,281	192,477	310,684	607,509	653,365

Van Kampen UIF Emerging Markets Equity – Class 2
Unit value at beginning of period	$17.46	$14.39	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$23.04	$17.46	$14.39
Number of units outstanding at end of period	40,938	19,454	14,038

Van Kampen UIF U.S. Real Estate
Unit value at beginning of period	$21.42	$15.92	$11.73	$11.99	$11.07	$8.68	$8.93	$10.15			$10.00
Unit value at end of period	$24.73	$21.42	$15.92	$11.73	$11.99	$11.07	$8.68	$8.93	$10.15
Number of units outstanding at end of period	247,351	322,320	331,092	376,700	339,600	238,338	234,609	252,794	67,357

(1)Portfolio changed its name to Touchstone Mid Cap Growth effective 5-1-06.

(2)The JP Morgan Series Trust II Mid Cap Value is closed effective May 1, 2006 and will no longer accept contributions.

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Appendix B

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

Contribution:	$ 50,000.00

GRO Account duration:	7 Years

Guaranteed Interest Rate:	5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under “Table of Annual Fees and Expenses” in this Prospectus. In these examples, the withdrawal occurs at the end of the three-year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. Contingent withdrawal charges don’t apply to transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25.  It is also assumed for these examples that you haven’t made any prior partial withdrawals or transfers.

The Market Value Adjustment will be based on the rate we are crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don’t declare a rate for the exact time remaining, we’ll use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge, which would be calculated separately.

Example of a Downward Market Value Adjustment:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we’re crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

-$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

$54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

$3,000.00 = $50,000.00 X ..06

Thus, the amount payable on a full withdrawal would be:

$51,688.58 = $57,881.25 - $3,192.67 - $3,000.00

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If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

$8,682.19 = $57,881.25 X ..15

Free Amount = $8,682.19

The non-free amount would be:

$11,317.81 = $20,000.00 - $8,682.19

The Market Value Adjustment, which is only applicable to the non-free amount, would be

- $624.28 = -0.0551589 X $11,317.81

The withdrawal charge would be:

$762.26 = [($11,317.81+ $624.28)/(1 - .06)] - ($11,317.81+ 624.28)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

$21,386.54 = $20,000.00 + $624.28 + $762.26

The ending Account Value would be:

$36,494.71 = $57,881.25 - $21,386.54

Example of an Upward Market Value Adjustment:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we’re crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

$1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

$59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

$3,000.00 = $50,000.00 X ..06

Thus, the amount payable on a full withdrawal would be:

$56,564.96 = $57,881.25 + $1,683.71 - $3,000.00

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If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

Free Amount =	$8,682.19

Non-Free Amount =	$11,317.81

The Market Value Adjustment would be:

$329.22 = .0290890 X $11,317.81

The withdrawal charge would be:

$701.40 = [($11,317.81 - $329.22)/(1 - .06)] - ($11,317.81 - $329.22)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

$20,372.18 = $20,000.00 - $329.22 + $701.40

The ending Account Value would be:

$37,509.07 = $57,881.25 - $20,372.18

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account.     Also, the Market Value Adjustment can never decrease the Account Value below the Minimum Value.

The above examples will be adjusted to comply with applicable state regulation requirements for contracts issued in certain states.

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Appendix C

Enhanced Earnings Benefit Calculation Example

The following is an additional example of how the Enhanced Earnings Benefit (“EEB”) will be calculated and paid.

A.           EEB in conjunction with Highest Anniversary Death Benefit

Net Premium = $50,000

Account Value upon presentation of proof of death = $60,000

Highest Anniversary Value = $70,000

Gain = $10,000 ($60,000 – $50,000)

Assume a 40% benefit (meaning that the Annuitant was between ages 0-69 on the Contract Date)

EEB Benefit = $4,000 (40% x $10,000)

Total Payment to Beneficiaries $74,000 ($70,000 + $4,000)

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STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2006

FOR

PINNACLE

FLEXIBLE PREMIUM VARIABLE ANNUITY

ISSUED BY

INTEGRITY LIFE INSURANCE COMPANY

AND

FUNDED THROUGH ITS SEPARATE ACCOUNT II

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2006.  For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company (Integrity), P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

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Part 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company (Integrity) is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities.  Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202.  Integrity, the depositor of Separate Account II is a wholly owned subsidiary of The Western and Southern Life Insurance Company (W&S), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888

Integrity is the custodian for the shares of Portfolios owned by Separate Account II.  The shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody’s Investors Service, Inc., Standard & Poor’s Corporation, Fitch or other recognized rating services.  Integrity is currently rated “A++” (Superior) by A.M. Best Company, “AA+” (Very Strong) by Standard & Poor’s Corporation, “Aa2” (Excellent) by Moody’s Investors Service, Inc., and “AA+” (Very Strong) by Fitch.  However, Integrity doesn’t guarantee the investment performance of the portfolios, and these ratings don’t reflect protection against investment risk.

Tax Status of Integrity

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).  Since the Separate Accounts aren’t separate entities from us, and their operations form a part of us, they aren’t taxed separately as “regulated investment companies” under Subchapter M of the Code.  Investment income and realized capital gains on the assets of the Separate Accounts are reinvested and taken into account in determining the accumulation value.  Under existing federal income tax law, the Separate Accounts’ investment income, including realized net capital gains, isn’t taxed to us.  We can make a tax deduction if federal tax laws change to include these items in our taxable income.

Part 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc., an indirect wholly owned subsidiary of W&S, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. Touchstone Securities’ address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202.  The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contributions, plus .50% trail commission paid on Account Value after the eighth Contract Year. Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $20,409,914 in 2005, $19,986,052 in 2004, and $19,514,638 in 2003.  Touchstone Securities didn’t retain distribution allowances during these years. Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods.  Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on premiums paid, but no more than .25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret Grant, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, First Financial Planners, Raymond James and Sterne, Agee & Leach. We also pay Linsco/Private Ledger .40% on separate account assets for which their registered representatives are agents of record.

Part 3 - INTENTIONALLY OMITTED

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Part 4 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its units in advertisements or in other information furnished to shareholders.  The Money Market Option may also from time to time include the Yield and Effective Yield of its units in information furnished to shareholders.  Performance information is computed separately for each Option in accordance with the formulas described below.  We may also report performance information for the PortfolioNavigatorsSM models described above.   At any time in the future, total return and yields may be higher or lower than in the past.  Historical performance does not predict future results.

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Total Returns

Total returns reflect all aspects of the return of Variable Account Option (Option) , including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values.  Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Total returns may be shown at the same time that don’t take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Nonstandardized “total return” will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $50,000 and won’t reflect the deduction of any applicable contingent withdrawal charge, which, if reflected, would decrease the level of performance shown.  The contingent withdrawal charge isn’t reflected because the contracts are designed for long- term investment.   We use an assumed initial investment of $50,000 because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.  The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge.  For purposes of determining these investment results, the actual investment performance of each fund is reflected as of the date each fund commenced operations, although the Contracts weren’t available at that time.

An average annual total return shows the hypothetical yearly return that would produce the same cumulative total return if the Investment Option experienced exactly the same return each year for the entire period shown.  Because the performance will fluctuate on a year-by-year basis, the average annual total returns tend to show a smooth result that won’t mirror the actual performance, even though the end result will be the same.  Investors should realize that the Option’s performance isn’t constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated.  Average annual returns are calculated pursuant to the following formula:  P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields

Some Options may advertise yields.  Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge.  Yields are annualized and stated as a percentage.

Current yield and effective yield may be calculated for the Money Market Option.  Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = {(Base Period Return) + 1)365/7} – 1

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Performance Comparisons

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor’s Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. (Lipper) or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract.  Unmanaged indices may assume the reinvestment of dividends but generally don’t reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may, from time to time, also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds.  Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis.  Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron’s, Business Week, CDA Technologies, Inc., Changing Times, Consumer’s Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert’s Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stange’s Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option’s units against certain widely recognized standards or indices for stock and bond market performance. Following are representative indices against which the Options may compare performance:

The Standard & Poor’s Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the total market value of 500 stocks compared to the base period 1941-43.  The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks.  Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available.  Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all

5

quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government.  Mortgage-backed securities, flower bonds and foreign-targeted issues aren’t included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman Government/Corporate Index) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years.  Total return comprises price appreciation/depreciation and income as a percentage of the original investment.  Indexes are rebalanced monthly by market capitalization.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more.  The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA.  It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market.  The index covers approximately 600 bonds from 10 currencies:  Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries:  Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization.  The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization.  The smallest company has a market value of roughly $20 million.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Historical data supplied by the research departments of various broker dealers, analysts or pricing services, including but not limited to First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch and Bloomberg L.P.

In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue’s Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by Integrity or any of the portfolio advisers derived from such indices or averages.

6

Individualized Computer Generated Illustrations

Integrity may, from time to time, use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options.  These illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).  We can republish figures independently provided by Morningstar or any similar agency or service.

Part 5 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading.  The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern Time.  Each Option’s accumulation unit value is calculated separately.  For all Options other than the Money Market Option, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units.  For the Money Market Option, accumulation unit value is computed by dividing the value of the investments and other assets minus liabilities by the number of units outstanding.  Securities are valued using the amortized cost method of valuation, which approximates market value.  Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity.  Cash, receivables and current payables are generally carried at their face value.

PART 6 – DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMS

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70½, or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70½. Certain TSA funds can be deferred until age 75.  Additional distribution rules apply after the participant’s death.  If you don’t take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution of minimum amounts from Roth IRAs when the owner reaches age 70½.

Distributions from a tax-favored plan (not including a Traditional IRA or a Roth IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the payee directs the transfer of the amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code.  The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the payee doesn’t elect to have withholding apply.

We aren’t permitted to make distributions from a contract unless you make a request.  It’s your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules.

This description of the federal income tax consequences of the different types of tax-favored retirement plans that can be funded by the contract is only a brief summary and isn’t intended as tax advice.  The rules governing the

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provisions of plans are extremely complex and often difficult to comprehend.  Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective owner considering adopting a plan and buying a contract to fund the plan should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

Part 7 - FINANCIAL STATEMENTS

Ernst & Young LLP, 312 Walnut Street, Cincinnati Ohio 45202, is our independent registered public accounting firm and serves as independent registered public accounting firm of the Separate Accounts.  Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of Separate Account II as of December 31, 2005, and for the periods indicated in the financial statements, and the statutory-basis financial statements of Integrity as of and for the years ended December 31, 2005 and 2004 included herein have been audited by Ernst & Young LLP as set forth in their reports.

The financial statements of Integrity should be distinguished from the financial statements of the Separate Accounts and should be considered only as they relate to the ability of Integrity to meet its obligations under the contracts.  They should not be considered as relating to the investment performance of the assets held in the Separate Accounts.

8

PROSPECTUS

Select Ten Plus

Flexible Premium Variable Annuity

issued by Integrity Life Insurance Company

This prospectus describes a flexible premium variable annuity contract offered by Integrity Life Insurance Company (Integrity), a subsidiary of The Western and Southern Life Insurance Company, through Integrity Separate Account II. The contract provides several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended.

Your contributions are invested in shares of one or more the following mutual fund, also referred to in this prospectus as a Variable Account Option or a Portfolio:

Touchstone Variable Series Trust

Touchstone Enhanced Dividend 30 Fund

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office.

A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2006 has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Part 9 of this prospectus.

These securities haven’t been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You can review and copy information about Pinnacle IV at the SEC’s Public Reference Room in Washington, D.C. For hours of operation of the Public Reference Room, please call 1-800-SEC-0330. You may also obtain information about Pinnacle IV on the SEC’s Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20459-0102.

The contract is not a deposit or obligation of, or guaranteed by, any bank, nor is it insured by the FDIC. It is subject to investment risks, including possible loss of the principal amount invested.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

The date of this prospectus is May 1, 2006.

STP - 1

STP - 2

Section 6 – Voting Rights

How We Determine Your Voting Shares	15
How Portfolio Shares Are Voted	15
Separate Account Voting Rights	15

Section 7 - Tax Aspects of the Contract

Introduction	16
Your Contract is an Annuity	16
Taxation of Annuities Generally	16
Distribution-at-Death Rules	17
Spousal Continuation	17
Diversification Standards	18
Tax-Favored Retirement Programs	18
Federal and State Income Tax Withholding	19
Impact of Taxes on the Company	19

Section 8 - Additional Information

Systematic Withdrawal Program	19
Income Plus Withdrawal Program	19
Legal Proceedings	20
Table of Contents of Statement of Additional Information	21

Appendix A - Condensed Financial Information	21

STP - 3

Glossary

1940 Act - the Investment Company Act of 1940, which is the federal securities law that governs most aspects of the operations of separate accounts like the one established by Integrity Life Insurance Company to support the sale and administration of this variable annuity.

Account Value – the value of your contract, which consists of the value of your Variable Account Option.

Administrative Office -  References in this prospectus to our administrative office refer to: Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45202-5720. Our express mail address is Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341. You may also call us at 1-800-325-8583.

Annuitant – the person upon whose life an Annuity Benefit and Death Benefit are based. The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit - amount paid on the Retirement Date.

Business Day – any day that the New York Stock Exchange is open.

Cash Value – your Adjusted Account Value, reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

Code - the Internal Revenue Code of 1986, as amended.

Contract Anniversary - occurs once annually on the same day as the Contract Date. The Contract Anniversary is the first day of each Contract Year.

Contract Date - the date we issue you the contract. It is shown on the schedule page of your contract.

Contract Year - each consecutive twelve-month period beginning on the Contract Date and ending on the day before the Contract Anniversary.

Death Benefit - benefit paid to a named beneficiary on the death of the Annuitant.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Portfolio – an investment portfolio of a mutual fund in which the Separate Account invests its assets.

Retirement Date –  The Retirement Date is the date you choose for your Annuity Benefit to be paid. Subject to federal and state law, the latest Retirement Date you can choose is the last Annuitant’s 100th birthday. We refer to this as the “Maximum Retirement Date”.

Separate Account – Separate Account consists of assets that are segregated by Integrity and invested in Variable Account Options.

Unit – a measure of your ownership interest in a Variable Account Option.

Unit Value – the value of each Unit calculated on any Business Day.

Variable Account Option – the investment options available to you under the contract. A Variable Account Option invests in one Portfolio.

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Section 1 - SUMMARY

Your Variable Annuity Contract

In this prospectus, “we,” “our,” “us,” and “the Company” mean Integrity Life Insurance Company (Integrity). The terms “you” and “your” mean the owner. The owner has all the rights under the contract. If there are joint owners, they share contract rights and they must both sign for any changes or transactions. The first death of one of the joint owners will determine the timing of distributions. Under this contract, the Annuitant is the person upon whose life the Annuity Benefit and Death Benefit are based.

Your Benefits

Your contract has an Account Value, an Annuity Benefit, and a Death Benefit. These benefits are described in more detail below.

Your benefits under the contract may be controlled by the usual tax rules for annuities, including deferral of taxes on your investment growth until you actually make a withdrawal. You should read Section 7, “Tax Aspects of the Contract” for more information, and consult a tax advisor. The contract can also provide your benefits under tax-favored retirement programs, which may be subject to special eligibility and contribution rules. While the contract provides certain benefits when used with a tax-favored retirement program, it provides no additional benefit with regard to tax deferral, as these programs are already tax-deferred.

How Your Contract is Taxed

Under the current tax laws, any increases in the value of your contributions won’t be considered part of your taxable income until you make a withdrawal. Generally, distributions are comprised of taxable income distributed first, followed by tax-free return of basis. If you annuitize your contract, each distribution will be based on an exclusion ratio of taxable earnings to tax-free return of basis. Therefore, part of each Annuity Benefit payment will be the tax-free return of your investment in the contract. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. In certain cases, you can make a withdrawal without paying the 10% federal tax penalty. For more information about withdrawals that are exempt from the federal tax penalty, see Section 7, “Tax Aspects of the Contract - Taxation of Annuities Generally.”

Your Contributions

The minimum initial contribution is $1,000 ($3,000 in South Carolina and Pennsylvania). Additional contributions can be as little as $100. See “Contributions Under Your Contract” in Section 5.

Account Value and Cash Value

Your Account Value consists of the values of your Portfolio. Your Cash Value is equal to your Account Value, reduced by any pro rata annual administrative charges that may apply. Fees and charges are discussed in more detail below.

Charges and Fees

If your Account Value is less than $50,000 as of the last day of any Contract Year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account Value. A daily charge at an annual effective rate of 1.35% is deducted from your Account Value to cover mortality and expense risks and certain administrative expenses. The charges will never be greater than this. For more information about these charges, see Section 5, “Deductions and Charges.

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Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. Most withdrawals made before age 59½ are also subject to a 10% federal tax penalty. In addition, some tax-favored retirement programs limit withdrawals. See Section 7, “Tax Aspects of the Contract.”  For Pennsylvania and South Carolina residents, a $3,000 minimum account balance must remain in your contract after any withdrawal.

Your Initial Right to Revoke

You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we’ll return your Account Value, which may be more or less than your initial contribution. If your state requires, upon cancellation we’ll return your contribution without any adjustments.

Risk/Return Summary: Investments and Risks

Variable Annuity Investment Goals

The investment goals of the Select Ten Plus Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through portfolio diversification and quality portfolio management.

Risks

An investment in the Variable Account Option carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because the Variable Account Option invests in common stocks, there’s also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in the Variable Account Option, see the prospectus for that Portfolio.

Table of Annual Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract or surrender the contract. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Sales Load on Purchases	$0
Deferred Sales Load	$0

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Portfolio Operating Expenses.

Annual Administrative Charge

Annual Administrative Charge	$30
This charge applies only if the Account Value is less than $50,000 at the end of any contract year before your Retirement Date. See “Annual Administrative Charge” in Section 5.

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Annual Expenses of Separate Account II
(as a percentage of average separate account value)

Mortality and Expense Risk Charge	1.20%
Administrative Expenses	.15%
Total Separate Account Annual Expenses	1.35%

Total Annual Portfolio Operating Expenses

The minimum and maximum expenses that are deducted from the Variable Account Option’s assets, including management fees, distribution or 12b-1 fees and other expenses are: 1.17%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements

(as a percentage of average net assets in the Portfolio)

Portfolio	Management Fees	Other Expenses	12b-1 Fees	Total Annual Expenses
Touchstone Enhanced Dividend 30 Fund (1)	0.65%	0.00%	0.52%	1.17%

NOTE: We have entered into agreements with the investment adviser or distributor of the Portfolio. Under the terms of this agreement, we provide administrative, marketing and distribution-related services and the Portfolio or its investment adviser pay fees to us that are usually based on an annual percentage of the average daily net assets of the Portfolio.

Example

The examples that follow are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include maximum contract owner transaction expenses, contract fees, Separate Account annual expenses, and Portfolio fees and expenses.

Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$292.94	$895.29	$1,520.46	$3,190.56

If you annuitize at the end of the applicable period:

1 year	3 years	5 years	10 years
$292.94	$895.29	$1,520.46	$3,190.56

If you do not surrender the contract:

1 year	3 years	5 years	10 years
$292.94	$895.29	$1,520.46	$3,190.56

Condensed Financial Information for the Separate Account is provided in Appendix A

(1) The advisor has contractually agreed until at least December 31, 2006 to waive a portion of its advisory fee and/or reimburse certain fund expenses in order to limit net expenses to .75%

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Section 2 – INTEGRITY AND THE SEPARATE ACCOUNT

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive office is located in Cincinnati, Ohio. We are authorized to sell life insurance and annuities in 46 states and the District of Columbia. We sell flexible premium variable annuities that may offer features and investment options other than those offered in this contract, fixed single premium annuities and fixed flexible premium annuities offering fixed guaranteed interest rates. Integrity is a subsidiary of The Western and Southern Life Insurance Company, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

The Separate Account and the Variable Account Options

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company registered with the Securities and Exchange Commission (the SEC). SEC registration does not mean that the SEC is involved in any way in supervising the management or investment polices of the Separate Account. The Variable Account Option invests in shares of a corresponding portfolio. We may establish additional Variable Account Options from time to time. The Variable Account Option currently available to you is listed in Section 3, “Your Investment Options”.

Assets of Our Separate Account

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Owners under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. Amounts in the Separate Account in excess of reserves and other liabilities belong to us, and we may transfer them to our general account.

Distribution of Contracts

Touchstone Securities, Inc. (Touchstone) serves as the principal underwriter for the securities issued by the Separate Account. Touchstone Securities, Inc. is an indirect subsidiary of The Western and Southern Life Insurance Company, which is our parent company. The contracts will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm’s registered representatives have access, or preferred access, to our products. Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. You will find more information about the compensation we pay in the Statement of Additional Information.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to your approval when required by the Investment Company Act of 1940 or other applicable law or regulation. We’ll notify you if any changes

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result in a material change in the underlying investments of a Variable Account Option. We may:

•                  add Variable Account Options to, or remove Variable Account Options from, our Separate Account, combine two or more Variable Account Options within our Separate Account, or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time

(the committee may be composed of a majority of persons who are “interested persons” of Integrity under the Investment Company Act of 1940);

•                  restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;

•                  cause one or more Variable Account Options to invest in a mutual fund other than or in addition to the Portfolios;

operate our Separate Account or one or more of the Variable Account Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we’ll rely on our own or outside counsel for advice.

Section 3 - YOUR INVESTMENT OPTIONS

The Variable Account Option

The Variable Account Option invests in the Portfolio (or “Fund”) with the corresponding name. The investment objective, advisor and subadvisor, if any, of each Portfolio are described below. Management fees and other expenses deducted from each Portfolio are described in that Portfolio’s prospectus. The Portfolio’s investment advisors may compensate us for providing administrative services in connection with the Portfolio. This compensation is paid from the investment advisors’ assets. We do not provide preferential treatment or access to distribution for investment advisors or the Portfolio they manage based on the differing levels of compensation paid to us. For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-325-8583.

Touchstone Variable Series Trust Funds

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment advisor of each Fund. Todd Investment Advisors is the sub-advisor for the VST Enhanced Dividend 30 Fund. Touchstone Advisors, Inc. and Todd Investment Advisors, Inc. are affiliated with Integrity Life Insurance Company.

Touchstone VST Enhanced Dividend 30 Fund

Touchstone VST Enhanced Dividend 30 Fund seeks to achieve a total return, which is higher than the total return of the Dow Jones Industrial Average (“DJIA”). The Fund’s portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund uses a quantitative approach that seeks to improve on the index returns, investing in all of the DJIA components, but increasing the weighting of those with the highest dividend yield. The Fund seeks to overweight the top three highest yielding stocks in the DJIA by approximately 8% to the original weight of each, and underweight the remaining 27 stocks of the DJIA that have a lower relative dividend yield.

Section 4 - DEDUCTIONS AND CHARGES

Separate Account Charges

We deduct a daily mortality and expense charge from the Unit Values equal to an annual effective rate of 1.35% of your Account Value in the Variable Account Option. We can’t increase this daily expense rate without your consent. Of the 1.35% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.20% for

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assuming the expense risk and the mortality risk under the contract. The expense risk is the risk that our actual expenses of administering the contracts will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The mortality and expense risk charges compensate us for the mortality and expense risks we assume under the contract. We expect to make a profit from this fee. The relative proportion of the mortality and expense risk charges may be changed, but the total Mortality, Expense Risk and Administrative Fee can’t be increased.

Annual Administrative Charge

We charge an annual administrative charge of $30. This charge is waived if your Account Value is at least $50,000 on the last day of any Contract Year. This charge is deducted pro rata from your Account Value and reduces the number of Units we credit to you. The annual administrative charge is pro-rated in the event of the Annuitant’s death, annuitization or contract termination during a Contract Year.

Portfolio Charges

The Separate Account buys shares of the Portfolio at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolio. The amount charged for investment management can’t be increased without shareholder approval. Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

Reduction or Elimination of Separate Account or Administrative Charges

We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We won’t unlawfully discriminate against any person or group if we reduce or eliminate these charges.

State Premium Tax Deduction

We won’t deduct state premium taxes from your contributions before investing them in the Portfolio, unless required by your state law. If you elect an Annuity Benefit, we’ll deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range up to 4%.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

Section 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract

You can make contributions of at least $100 at any time up to the Retirement Date. Your first contribution, however, can’t be less than $1,000 ($3,000 for residents of South Carolina and Pennsylvania).

We may limit the total contributions under a contract to $1,000,000 if the Annuitant is age 75 or under or to $500,000 if the Annuitant is age 76 or older. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all owners under the contract. If your contract is an individual retirement account (IRA), we will measure your contributions against the maximum limits for annual contributions set by federal law.

Contributions are applied to the various Investment Options you select and are used to pay Annuity and

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Death Benefits. Each contribution is credited as of the date we have received (as defined below) both the contribution and instructions for allocation among the Investment Options at our Administrative Office. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. We do not waive this policy for particular investors or classes of investors. Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

Your Account Value

Your Account Value reflects various charges. See Section 4, “Deductions and Charges.” Annual deductions are made as of the last day of each Contract Year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Account (mortality and expense risk and administration charges) are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Variable Account Option. The value of contributions allocated to the Variable Account Option is not guaranteed. If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value. We will notify you in advance and you will be given at least 60 days to make additional contributions. This could vary by state so please refer to your annuity contract for specific information.

Units in Our Separate Account

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Variable Account Option.

The number of Units purchased or redeemed (sold) in a Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolio, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolio, as well as the Portfolio’s expenses.

The Unit Values also change because of deductions and charges we make to our Separate Account. The number of Units credited to you, however, won’t vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you make new contributions. Units are redeemed when you make withdrawals. We also redeem Units to pay the Death Benefit when the Annuitant dies, and to pay the annual administrative charge.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option at the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of a Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current day. We determine a net investment factor for each Variable Account Option as follows:

•                  First, we take the value of the shares belonging to the Variable Account Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolio.

•                  Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                  Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                  Then we divide this amount by the value of the amounts in the Variable Account Option at the close of

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business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

•                  Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.35%. This charge is for the mortality risk, administrative expenses and expense risk we assume under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolio and for the Mortality, Expense Risk and Administrative Fees and any charge for taxes.

Withdrawals

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. No withdrawal charges apply to this contract.

When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested. The total amount that you receive will be the total amount that you requested, less any applicable tax withholding. Most of the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored plan, the plan may limit your withdrawals. See Part 7, “Tax Aspects of the Contract.” Residents of certain states may be required to keep a specific minimum account balance after any withdrawals.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract. Fees you pay for such investment advisory services are in addition to any contract charges. If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value. We will withdraw the requested payment according to the third party’s instructions, including instructions concerning from which Variable Account Options to withdraw the fee, and send you a confirmation of the transaction. We will not verify the accuracy of the amount being requested.

Assignments

We do not allow partial or collateral assignment of your contract.

Death Benefits

Unlike some other variable annuities, our contract pays the Death Benefit upon the Annuitant’s death, rather than upon the Owner’s death. We’ll pay a Death Benefit to the Annuitant’s surviving beneficiary (or beneficiaries) if the Annuitant dies before annuity payments have started. The Death Benefit depends on the Annuitant’s age on the Contract Date. The reductions in the Death Benefit for withdrawals will be calculated on a proportional basis with respect to Account Value at the time of withdrawal. We’ll also adjust the Death Benefit for any applicable charges.

For contracts where the Annuitant’s age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of:

(a)          total contributions minus any withdrawals and administrative charges; or

(b)         the Account Value at the end of the Business Day when we receive proof of death and the beneficiary’s instructions.

For contracts where the Annuitant’s age on the Contract Date is 71 years old or older:

The Death Benefit is the current Account Value on the Business Day we receive due proof of death and the beneficiary’s instructions.

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Death Benefits and benefit distributions required under the Code because of your death if you are not the Annuitant can be paid in a lump sum or as an annuity. If a benefit option hasn’t been selected for the beneficiary at the Annuitant’s death, the beneficiary can select an option. A beneficiary that is not a natural person automatically receives a five-year distribution.

The owner selects the beneficiary of the Death Benefit. An owner may change beneficiaries by submitting the appropriate form to the Administrative Office. We reserve the right to limit the number of beneficiaries you can name at one time. If an Annuitant’s beneficiary doesn’t survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate. A death benefit won’t be paid after the Annuitant’s death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and so that spousal continuation can occur, if that is your intention. You will find more information about spousal continuation in Part 8, “Tax Aspects of the Contract.”

Death Claims

A death claim will be effective on the Business Day we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order. During the period from the date of death until we receive all required paperwork in good order, the amount of the Death Benefit will remain allocated to the Portfolios you chose, so the amount of the Death Benefit will reflect the investment performance of those Portfolios during this period and will be subject to market fluctuations. Once one beneficiary submits death claim paperwork, the remaining Death Benefit amount will be moved into our General Account until the remaining beneficiaries submit their death claim paperwork.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the Glossary of this prospectus. We can’t honor your requests unless they are in proper and complete form. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Annuity Benefits

All Annuity Benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date to a date no later than the last Annuitant’s 100th birthday (the “Maximum Retirement Date”) by writing to the Administrative Office any time before the Maximum Retirement Date. At or before the Maximum Retirement Date, we must begin paying Annuity Benefits or pay the Surrender Value in a lump sum. Contract terms that apply to the various retirement programs, along with the federal tax laws and state insurance laws, establish certain minimum and maximum retirement ages. If your contract is a qualified retirement plan (including an IRA or TSA), distribution provisions may extend beyond the Maximum Retirement Date.

Annuity Benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Surrender Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an Annuity Benefit other than a lump sum payment will be the Adjusted Account Value less any pro-rata annual administrative charge, except that the Surrender Value will be the amount applied if the Annuity Benefit doesn’t have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

Annuities

Annuity Benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can’t change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100.

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If you haven’t already selected a form of annuity, within six months prior to your Retirement Date, we’ll send you a notice form. You can tell us on the form the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity. However, if we don’t receive a completed form from you on or before your Retirement Date, we’ll extend the Retirement Date, subject to the limitations imposed by federal or state law, until we receive your written instructions at our Administrative Office. During this extension, the values under your contract in the Variable Account Option will remain invested and continue to be subject to the associated investment risks.

We currently offer the following types of annuities, funded through our General Account:

A life and ten years certain annuity is a fixed life income annuity with 10 years of payments guaranteed.

A period certain annuity provides for fixed payments for a fixed period. The amount is determined by the period you select when you select the type of annuity you want. If the Annuitant dies before the end of the period selected, the Annuitant’s will receive the remaining periodic payments.

A period certain life annuity provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant’s beneficiary.

A life income annuity provides fixed payments for the life of the Annuitant, or until the Annuitant die and joint annuitant both under a joint and survivor annuity.

Annuity Payments

Fixed annuity payments won’t change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply). If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the contract rates.

If the age or gender of an annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an annuity, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office. We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)          the New York Stock Exchange has been closed or trading on it is restricted;

(2)          an emergency exists so that disposal of securities isn’t reasonably practicable or it isn’t reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3)          the SEC, by order, permits us to delay action to protect persons with interests in the Separate Account. We can delay payment of your Fixed Accounts, whether payment is related to partial or total withdrawals or providing an Annuity Benefit, for up to six months.

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Section 6 - VOTING RIGHTS

Integrity is the legal owner of the shares of the Portfolio held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We’ll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don’t receive instructions in time from all owners, we’ll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren’t responsible for any failure by your employer to ask for your instructions or to tell us what your instructions to us are. We’ll vote any Portfolio shares that we’re entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we’re permitted to vote shares of a Portfolio in our own right or to restrict owner voting, we may do so.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolio in which your contributions are invested on the record date set by the Portfolio’s Board of Directors. We determine the number of Portfolio shares in the Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by the Portfolio’s Board for its shareholders’ meeting. We count fractional shares. The record date for this purpose can’t be more than 60 days before the shareholders’ meeting.

How Portfolio Shares Are Voted

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn’t needed to make a decision in another Portfolio. If shares of a Portfolio are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

Separate Account Voting Rights

Under the Investment Company Act of 1940, certain actions (such as some of those described under “Changes in How We Operate” in Section 2) may require owner approval. In that case, you’ll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under “How We Determine Your Voting Shares.”  We’ll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

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Section 7 - TAX ASPECTS OF THE CONTRACT

Introduction

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity’s tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn’t designed to cover all situations and isn’t intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor. Integrity does not make any guarantee regarding the tax status, federal, state, or local, of any contract or any transaction involving the contracts.

Your Contract is an Annuity

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (qualified annuity). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

Taxation of Annuities Generally

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can’t defer tax on the annuity’s income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the Annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn’t taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you annuitize the contract, meaning you receive annuity payments over the lifetime of the Annuitant, part of

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each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner’s investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, future payments are entirely ordinary income. If the Annuitant dies before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)          on or after the date on which the taxpayer attains age 59½;

(2)          as a result of the owner’s death;

(3)          part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;

(4)          a result of the taxpayer becoming disabled within the meaning of Code Section 72(m)(7);

(5)          from certain qualified plans (note, however, other penalties may apply);

(6)          under a qualified funding asset (as defined in Section 130(d) of the Code);

(7)          purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;

(8)          under an immediate annuity as defined in Code Section 72(u)(4);

(9)          for the purchase of a first home (distribution up to $10,000);

(10)    for certain higher education expenses; or

(11)    to cover certain deductible medical expenses, or to cover health insurance premiums if you are unemployed.

Please note that item (8) applies to nonqualified contracts only, and items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See “Withdrawals” in Part 5.

The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Distribution-at-Death Rules

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules:  (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner’s death.

If the beneficiary is the owner’s spouse, the contract (along with the deferred tax status) may be continued in the spouse’s name as the owner.

Spousal Continuation

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The contract must be structured properly with the owner and annuitant being the same person, no

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contingent annuitant named and the spouse listed as the owner’s and the annuitant’s sole beneficiary. We will increase the continued contract’s Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value. The surviving spouse continues the contract with its tax deferred earnings and may exercise all rights and privileges under the contract. When the surviving spouse dies, the Death Benefit will be paid to the surviving spouse’s beneficiary.

We waive any withdrawal charges applicable to full or partial withdrawals made after the spousal continuation is elected for both the existing value and any new contributions. We reserve the right at any time to make changes to continued contracts that are permitted by law.

Diversification Standards

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The Statement of Additional Information contains general information about the use of contracts with the various types of qualified plans.

Inherited IRAs

This contract may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA. The named beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA contract. Also, in order to avoid certain income tax penalties, a minimum required distribution (“MRD”) must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plans

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax-deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as lifetime income payments and death benefit protection.

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Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

Impact of Taxes on the Company

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

Section 8 - ADDITIONAL INFORMATION

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal amount be used. The minimum Systematic Withdrawal currently is $100. Residents of certain states may be required to keep a specific minimum account balance. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don’t have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. Withdrawals will be subject to income taxation and may also be subject to the 10% federal tax penalty for early withdrawal. See Section 7, “Tax Aspects of the Contract.”

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59½. You won’t have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See “Taxation of Annuities Generally,” in Section 7. Once you begin receiving distributions, they shouldn’t be changed or stopped until the later of:

•                  the date you reach age 59½; or

•                  five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions before you reached age 59½ made under the Income Plus Withdrawal Program plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½. You can elect this option by sending the election form to our Administrative Office. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We’ll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon seven Business Days prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don’t

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have enough Account Value to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end.

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

Table of Contents of Statement of Additional Information

Part 1 - Integrity and Custodian

Part 2 - Distribution of the Contract

Part 3 - Performance Information

Part 4 - Determination of Accumulation Unit Values

Part 5 – Distributions Under Tax-Favored Retirement Programs

Part 6 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

Integrity Life Insurance Company

P.O. Box 5720

Cincinnati, Ohio 45201-5720

ATTN: Request for SAI of Select Ten Plus

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Appendix A

CONDENSED FINANCIAL INFORMATION

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

	2005	2004		2003		2002	Inception
TOUCHSTONE ENHANCED DIVIDEND 30 FUND
Unit value at beginning of period	$11.04	$10.64		—			$10.00
Unit value at end of period	$10.56	$11.04		$10.64
Number of units outstanding at end of period	1,078,127	1,355,134	*	1,681,322	*

•                  number of units represents the total number of units in this contract and other contracts offered under Separate Account II (marketed as Pinnacle Variable Annuities)

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STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2006

FOR

SYNDICATED SELECT TEN PLUS

FLEXIBLE PREMIUM VARIABLE ANNUITY

ISSUED BY

INTEGRITY LIFE INSURANCE COMPANY

AND

FUNDED THROUGH ITS SEPARATE ACCOUNT II

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2006.  For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company (Integrity), P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

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Part 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company (Integrity) is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities.  Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202.  Integrity, the depositor of Separate Account II is a wholly owned subsidiary of The Western and Southern Life Insurance Company (W&S), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

Integrity is the custodian for the shares of Portfolios owned by Separate Account II.  The shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody’s Investors Service, Inc., Standard & Poor’s Corporation, Fitch, or other recognized rating services.  However, Integrity doesn’t guarantee the investment performance of the portfolios, and these ratings don’t reflect protection against investment risk.

Tax Status of Integrity

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).  Since the Separate Accounts aren’t separate entities from us, and their operations form a part of us, they aren’t taxed separately as “regulated investment companies” under Subchapter M of the Code.  Investment income and realized capital gains on the assets of the Separate Accounts are reinvested and taken into account in determining the accumulation value.  Under existing federal income tax law, the Separate Accounts’ investment income, including realized net capital gains, isn’t taxed to us.  We can make a tax deduction if federal tax laws change to include these items in our taxable income.

Part 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc., an indirect wholly owned subsidiary of W&S, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. Touchstone Securities’ address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202.  The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contributions, plus .50% trail commission paid on Account Value after the eighth Contract Year.  Products sold through different distribution channels have different compensation structures, and in certain cases, we may pay no distribution allowance at all. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $20,409,914 in 2005, $19,986,052 in 2004, and $19,514,638 in 2003.  Touchstone Securities didn’t retain distribution allowances during these years. Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods. Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on premiums paid, but no more than .25%, for enhanced access to their registered representatives. The broker-dealer firms are Cadaret Grant, Securities America Inc., Summit Equities, National Equity Advisors, Investacorp, Central Jersey Financial, Stifel, Nicolaus and Company, Centaurus Financial, First Financial Planners, Raymond James and Sterne, Agee & Leach. We also pay Linsco/Private Ledger .40% on separate account assets for which their registered representatives are agents of record.

Part 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its units in advertisements or in other information furnished to shareholders.  The Money Market Option may also from time to time include the Yield and Effective Yield of its units in information furnished to shareholders.  Performance information is computed separately for each Option in accordance with the formulas described below.   At any time in the future, total return and yields may be higher or lower than in the past.  Historical performance does not predict future results.

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Total Returns

Total returns reflect all aspects of the return of Variable Account Option (Option) , including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values.  Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Total returns may be shown at the same time that don’t take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Nonstandardized “total return” will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $50,000 and won’t reflect the deduction of any applicable contingent withdrawal charge, which, if reflected, would decrease the level of performance shown.  The contingent withdrawal charge isn’t reflected because the contracts are designed for long-term investment. We use an assumed initial investment of $50,000 because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.  The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge.  For purposes of determining these investment results, the actual investment performance of each fund is reflected as of the date each fund commenced operations, although the Contracts weren’t available at that time.

An average annual total return shows the hypothetical yearly return that would produce the same cumulative total return if the Investment Option experienced exactly the same return each year for the entire period shown.  Because the performance will fluctuate on a year-by-year basis, the average annual total returns tend to show a smooth result that won’t mirror the actual performance, even though the end result will be the same.  Investors should realize that the Option’s performance isn’t constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated.  Average annual returns are calculated pursuant to the following formula:  P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields

Some Options may advertise yields.  Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge.  Yields are annualized and stated as a percentage.

Current yield and effective yield may be calculated for the Money Market Option.  Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.  Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = {(Base Period Return) + 1)365/7} — 1

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Performance Comparisons

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor’s Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. (Lipper) or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract.  Unmanaged indices may assume the reinvestment of dividends but generally don’t reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may, from time to time, also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds.  Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in Lipper Performance Analysis.  Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as Barron’s, Business Week, CDA Technologies, Inc., Changing Times, Consumer’s Digest, Dow Jones Industrial Average, Financial Planning, Financial Times, Financial World, Forbes, Fortune, Global Investor, Hulbert’s Financial Digest, Institutional Investor, Investors Daily, Money, Morningstar Mutual Funds, The New York Times, Personal Investor, Stange’s Investment Adviser, Value Line, The Wall Street Journal, Wiesenberger Investment Company Service and USA Today.

The performance figures described above may also be used to compare the performance of an Option’s units against certain widely recognized standards or indices for stock and bond market performance. Following are representative indices against which the Options may compare performance:

The Standard & Poor’s Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the total market value of 500 stocks compared to the base period 1941-43.  The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks.  Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available.  Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.

The Lehman Brothers Government Bond Index (the Lehman Government Index) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government.  Mortgage-backed securities, flower bonds and foreign-targeted issues aren’t included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the Lehman Government/Corporate Index) is a measure

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of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the Lehman Government/Corporate Intermediate Index) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years.  Total return comprises price appreciation/depreciation and income as a percentage of the original investment.  Indexes are rebalanced monthly by market capitalization.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the Value Line Investment Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more.  The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA.  It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market.  The index covers approximately 600 bonds from 10 currencies:  Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries:  Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization.  The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization.  The smallest company has a market value of roughly $20 million.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Historical data supplied by the research departments of various broker dealers, analysts or pricing services, including but not limited to First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch and Bloomberg L.P.

In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue’s Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by Integrity or any of the portfolio advisers derived from such indices or averages.

For those Variable Account Options which haven’t been investment divisions within the Separate Accounts for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance those Options would have achieved (reduced by the applicable charges) if they had been investment divisions within the Separate Accounts for the period quoted.

5

Individualized Computer Generated Illustrations

Integrity may, from time to time, use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options.  These illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).  We can republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading.  The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern Time.  Each Option’s accumulation unit value is calculated separately.  For all Options other than the Money Market Option, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units.  For the Money Market Option, accumulation unit value is computed by dividing the value of the investments and other assets minus liabilities by the number of units outstanding.  Securities are valued using the amortized cost method of valuation, which approximates market value.  Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity.  Cash, receivables and current payables are generally carried at their face value.

PART 5 – DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMS

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70½, or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70½. Certain TSA funds can be deferred until age 75.  Additional distribution rules apply after the participant’s death.  If you don’t take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution of minimum amounts from Roth IRAs when the owner reaches age 70½.

Distributions from a tax-favored plan (not including a Traditional IRA or a Roth IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the payee directs the transfer of the amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code.  The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the payee doesn’t elect to have withholding apply.

We aren’t permitted to make distributions from a contract unless you make a request.  It’s your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules.

6

This description of the federal income tax consequences of the different types of tax-favored retirement plans that can be funded by the contract is only a brief summary and isn’t intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective owner considering adopting a plan and buying a contract to fund the plan should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

Part 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, 312 Walnut Street, Cincinnati Ohio 45202, is our independent registered public accounting firm and serves as independent registered public accounting firm of the Separate Accounts.  Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of Separate Account II as of December 31, 2005, and for the periods indicated in the financial statements, and the statutory-basis financial statements of Integrity as of and for the years ended December 31, 2005 and 2004 included herein have been audited by Ernst & Young LLP as set forth in their reports.

The financial statements of Integrity should be distinguished from the financial statements of the Separate Accounts and should be considered only as they relate to the ability of Integrity to meet its obligations under the contracts.  They should not be considered as relating to the investment performance of the assets held in the Separate Accounts.

7

Financial Statements

Separate Account II
of
Integrity Life Insurance Company

Year Ended December 31, 2005
With Report of Independent Registered
Public Accounting Firm

Separate Account II

of

Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2005

Report of Independent Registered Public Accounting Firm

The Contract Owners

Separate Account II of Integrity Life Insurance Company

And

The Board of Directors

Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account II of Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Note 1, as of December 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements  based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2005, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account II of Integrity Life Insurance Company at December 31, 2005, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 7, 2006

1

Separate Account II

of

Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2005

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV™)	$830,483	$(11)	$830,472	$10.59	78,428
Touchstone Balanced (Pinnacle IV™)	1,192,973	(4)	1,192,969	12.56	94,972
Touchstone Baron Small Cap (Pinnacle IV™)	2,852,862	6	2,852,868	14.90	191,511
Touchstone Conservative ETF (Pinnacle IV™)	1,558,651	(10)	1,558,641	10.34	150,672
Touchstone Core Bond (Pinnacle IV™)	1,395,491	6	1,395,497	10.89	128,106
Touchstone Emerging Growth (Pinnacle IV™)	1,487,121	(1)	1,487,120	13.97	106,474
Touchstone Enhanced Dividend 30 (Pinnacle IV™)	1,632,013	1	1,632,014	10.52	155,170
Touchstone Enhanced ETF (Pinnacle IV™)	1,114,864	(13)	1,114,851	10.97	101,636
Touchstone Growth & Income (Pinnacle IV™)	1,018,325	(5)	1,018,320	11.77	86,525
Touchstone High Yield (Pinnacle IV™)	3,095,998	2	3,096,000	13.08	236,776
Touchstone Large Cap Growth (Pinnacle IV™)	249,628	3	249,631	9.17	27,220
Touchstone Moderate ETF (Pinnacle IV™)	2,005,195	(14)	2,005,181	10.50	190,972
Touchstone Money Market (Pinnacle IV™)	4,556	2	4,558	10.11	451
Touchstone Third Avenue Value (Pinnacle IV™)	11,671,850	1	11,671,851	16.02	728,452
Touchstone Value Plus (Pinnacle IV™)	722,565	(2)	722,563	10.93	66,088
Touchstone Aggressive ETF (Pinnacle™)	678,943	(8)	678,935	10.60	64,045
Touchstone Balanced (Pinnacle™)	1,691,891	1	1,691,892	12.61	134,194
Touchstone Baron Small Cap (Pinnacle™)	4,985,277	(22)	4,985,255	26.86	185,632
Touchstone Conservative ETF (Pinnacle™)	174,810	4	174,814	10.36	16,880
Touchstone Core Bond (Pinnacle™)	1,199,713	6	1,199,719	10.93	109,727
Touchstone Emerging Growth (Pinnacle™)	1,030,603	(1)	1,030,602	14.02	73,516
Touchstone Enhanced Dividend 30 (Pinnacle™)	11,381,302	5	11,381,307	10.56	1,078,127
Touchstone Enhanced ETF (Pinnacle™)	2,943,445	(54)	2,943,391	10.98	268,034
Touchstone Growth & Income (Pinnacle™)	491,161	(2)	491,159	11.81	41,579
Touchstone High Yield (Pinnacle™)	5,601,365	(1)	5,601,364	13.12	426,793
Touchstone Large Cap Growth (Pinnacle™)	8,481,473	(8)	8,481,465	19.24	440,850
Touchstone Moderate ETF (Pinnacle™)	1,528,531	(16)	1,528,515	10.51	145,411
Touchstone Money Market (Pinnacle™)	12,419,321	(12)	12,419,309	10.14	1,224,340
Touchstone Third Avenue Value (Pinnacle™)	27,434,391	(28)	27,434,363	47.99	571,704
Touchstone Value Plus (Pinnacle™)	3,948,073	(5)	3,948,068	10.97	359,771
Non-Affiliated:
JP Morgan Bond (Pinnacle IV™)	4,971,522	(2)	4,971,520	11.65	426,715
JP Morgan International Equity (Pinnacle IV™)	734,799	2	734,801	13.06	56,263
JP Morgan Mid Cap Value (Pinnacle IV™)	1,505,968	6	1,505,974	15.08	99,837
JP Morgan Bond (Pinnacle™)	11,562,347	8,759	11,571,106	13.97	828,481
JP Morgan International Equities (Pinnacle™)	2,393,744	31	2,393,775	11.49	208,268
JP Morgan Mid Cap Value (Pinnacle™)	524,245	(4)	524,241	12.39	42,320
Van Kampen UIF Emerging Markets Debt (Pinnacle™)	2,022,110	(4)	2,022,106	16.23	124,599
Van Kampen UIF U.S. Real Estate (Pinnacle™)	6,117,896	1	6,117,897	24.73	247,351
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Pinnacle™)	12,700,862	4	12,700,866	14.11	900,224
Fidelity VIP II Contrafund (Pinnacle™)	21,817,408	(69)	21,817,339	18.16	1,201,431
Fidelity VIP III Growth & Income (Pinnacle™)	7,472,096	(6)	7,472,090	13.44	556,026
Fidelity VIP III Growth Opportunities (Pinnacle™)	2,584,046	(3)	2,584,043	10.06	256,861
Affiliated Service Class:
Touchstone Money Market (Pinnacle IV™)	6,904,986	(11)	6,904,975	10.06	686,295
Non-Affiliated Service Class:
MFS Capital Opportunities (Pinnacle IV™)	652,298	1	652,299	8.63	75,550
MFS Emerging Growth (Pinnacle IV™)	821,100	3	821,103	9.18	89,449
MFS Investors Growth Stock (Pinnacle IV™)	560,023	3	560,026	8.96	62,477
MFS Mid Cap Growth (Pinnacle IV™)	806,875	1	806,876	7.81	103,296
MFS New Discovery (Pinnacle IV™)	562,638	3	562,641	9.63	58,410
MFS Total Return (Pinnacle IV™)	6,988,061	(1)	6,988,060	11.72	596,037
Fidelity VIP Growth (Pinnacle™)	2,777,993	2	2,777,995	8.61	322,544
Fidelity VIP III Mid Cap (Pinnacle™)	14,787,534	16	14,787,550	28.37	521,151
MFS Capital Opportunities (Pinnacle™)	1,256,293	26	1,256,319	6.32	198,835
MFS Emerging Growth (Pinnacle™)	907,314	3	907,317	5.24	173,306
MFS Mid Cap Growth (Pinnacle™)	1,926,071	(2)	1,926,069	6.74	285,819
MFS New Discovery (Pinnacle™)	899,410	2	899,412	8.33	107,942
MFS Total Return (Pinnacle™)	529,052	5	529,057	11.06	47,833
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV™)	221,174	(4)	221,170	10.60	20,867
Fidelity VIP Balanced (Pinnacle IV™)	958,886	(4)	958,882	12.04	79,635
Fidelity VIP Contrafund (Pinnacle IV™)	9,692,776	—	9,692,776	14.25	680,077

2

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV™)	$125,210	$(2)	$125,208	$12.55	9,977
Fidelity VIP Equity-Income (Pinnacle IV™)	8,498,243	(4)	8,498,239	11.50	738,896
Fidelity VIP Growth (Pinnacle IV™)	3,991,102	(1)	3,991,101	8.93	446,998
Fidelity VIP Growth & Income (Pinnacle IV™)	5,274,874	(1)	5,274,873	10.86	485,577
Fidelity VIP Growth Opportunities (Pinnacle IV™)	399,698	(1)	399,697	10.60	37,725
Fidelity VIP High Income (Pinnacle IV™)	1,190,766	(4)	1,190,762	12.48	95,381
Fidelity VIP Investment Grade Bond (Pinnacle IV™)	800,278	4	800,282	10.36	77,215
Fidelity VIP Mid Cap (Pinnacle IV™)	7,985,497	3	7,985,500	17.67	452,006
Fidelity VIP Overseas (Pinnacle IV™)	265,022	3	265,025	12.95	20,469
Fidelity VIP Asset Manager (Pinnacle™)	254,825	3	254,828	10.62	24,002
Fidelity VIP Balanced (Pinnacle™)	399,476	(6)	399,470	10.93	36,541
Fidelity VIP Dynamic Capital Appreciation (Pinnacle™)	225,817	(4)	225,813	12.69	17,795
Fidelity VIP High Income (Pinnacle™)	188,226	(2)	188,224	10.85	17,348
Fidelity VIP Investment Grade Bond (Pinnacle™)	1,018,911	(5)	1,018,906	10.38	98,143
Fidelity VIP Overseas (Pinnacle™)	304,020	(1)	304,019	12.97	23,441
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)	924,331	5	924,336	17.23	53,637
Van Kampen UIF U.S. Real Estate (Pinnacle IV™)	4,649,680	6	4,649,686	21.00	221,367
Franklin Growth and Income Securities (Pinnacle™)	12,001,333	(17)	12,001,316	13.18	910,742
Franklin Income Securities (Pinnacle™)	27,336,090	(9)	27,336,081	14.28	1,913,947
Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (Pinnacle IV™)	198,303	—	198,303	9.13	21,712
Putnam VT Growth and Income (Pinnacle IV™)	1,450,573	4	1,450,577	10.84	133,786
Putnam VT International Equity (Pinnacle IV™)	1,071,257	3	1,071,260	12.59	85,057
Putnam VT Small Cap Value (Pinnacle IV™)	5,768,497	3	5,768,500	15.86	363,805
Putnam VT The George Putnam Fund of Boston (Pinnacle IV™)	401,356	(1)	401,355	12.18	32,963
Putnam VT Voyager (Pinnacle IV™)	191,525	(2)	191,523	12.62	15,180
Putnam VT Discovery Growth (Pinnacle™)	35,133	(3)	35,130	9.09	3,864
Putnam VT Growth and Income (Pinnacle™)	499,926	(6)	499,920	10.86	46,012
Putnam VT International Equity (Pinnacle™)	1,339,403	(3)	1,339,400	12.53	106,868
Putnam VT Small Cap Value (Pinnacle™)	3,340,781	1	3,340,782	15.98	209,107
Putnam VT The George Putnam Fund of Boston (Pinnacle™)	325,206	(6)	325,200	12.21	26,628
Putnam VT Voyager (Pinnacle™)	112,389	(1)	112,388	12.65	8,881
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV™)	1,221,826	(6)	1,221,820	13.05	93,656
Franklin Income Securities (Pinnacle IV™)	6,514,674	19	6,514,693	14.13	461,086
Franklin Large Cap Growth Securities (Pinnacle IV™)	1,081,623	(2)	1,081,621	12.59	85,891
Franklin Mutual Shares Securities (Pinnacle IV™)	3,403,357	5	3,403,362	14.64	232,478
Templeton Foreign Securities (Pinnacle IV™)	2,445,209	—	2,445,209	15.92	153,586
Templeton Growth Securities (Pinnacle IV™)	1,977,889	(3)	1,977,886	15.25	129,680
Van Kampen LIT Comstock (Pinnacle IV™)	1,558,588	(6)	1,558,582	14.54	107,217
Van Kampen LIT Emerging Growth (Pinnacle IV™)	419,790	—	419,790	13.30	31,560
Van Kampen UIF Emerging Markets Equity (Pinnacle IV™)	1,513,738	(10)	1,513,728	22.97	65,905
Franklin Large Cap Growth Securities (Pinnacle™)	516,750	(2)	516,748	12.63	40,911
Franklin Mutual Shares Securities (Pinnacle™)	4,069,314	(8)	4,069,306	14.68	277,130
Templeton Foreign Securities (Pinnacle™)	2,856,820	1	2,856,821	15.97	178,899
Templeton Growth Securities (Pinnacle™)	3,275,671	2	3,275,673	15.30	214,122
Van Kampen LIT Comstock (Pinnacle™)	1,300,548	1	1,300,549	14.58	89,197
Van Kampen LIT Emerging Growth (Pinnacle™)	142,095	5	142,100	13.34	10,651
Van Kampen UIF Emerging Markets Equity (Pinnacle™)	943,110	8	943,118	23.04	40,938
Non-Affiliated Class A:
Scudder VIT Equity 500 Index (Pinnacle IV™)	1,363,624	1	1,363,625	10.36	131,627
Scudder VIT Small Cap Index (Pinnacle IV™)	194,897	6	194,903	13.54	14,397
Scudder VIT Equity 500 Index (Pinnacle™)	13,362,778	(17)	13,362,761	12.97	1,030,499
Scudder VIT Small Cap Index (Pinnacle™)	3,500,098	(2)	3,500,096	13.94	251,072
Non-Affiliated Class B:
Scudder VIT Equity 500 Index (Pinnacle IV™)	5,600,715	(5)	5,600,710	11.77	475,857
Scudder VIT Small Cap Index (Pinnacle IV™)	585,920	6	585,926	13.00	45,071

3

Separate Account II

of

Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2005

				Realized and unrealized gain (loss) on investments
						Net unrealized appreciation (depreciation)
						of investments
										Net
	Investment									increase
	Income	Expenses						Change in net		(decrease)
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV™)	$—	$8,666	$(8,666)	$10,237	$—	$62	$34,112	$34,050	$44,287	$35,621
Touchstone Balanced (Pinnacle IV™)	16,656	13,522	3,134	26,410	51,475	66,634	39,096	(27,538)	50,347	53,481
Touchstone Baron Small Cap (Pinnacle IV™)	—	38,076	(38,076)	223,592	—	471,005	438,510	(32,495)	191,097	153,021
Touchstone Conservative ETF (Pinnacle IV™)	—	9,833	(9,833)	2,170	677	—	27,882	27,882	30,729	20,896
Touchstone Core Bond (Pinnacle IV™)	—	18,596	(18,596)	(4,440)	—	(15,186)	9,854	25,040	20,600	2,004
Touchstone Emerging Growth (Pinnacle IV™)	69,318	20,045	49,273	18,949	327,337	51,786	(175,771)	(227,557)	118,729	168,002
Touchstone Enhanced Dividend 30 (Pinnacle IV™)	—	21,791	(21,791)	12,080	—	87,208	2,238	(84,970)	(72,890)	(94,681)
Touchstone Enhanced ETF (Pinnacle IV™)	—	6,400	(6,400)	301	—	135	39,188	39,053	39,354	32,954
Touchstone Growth & Income (Pinnacle IV™)	328	13,971	(13,643)	8,411	52,362	36,493	(7,955)	(44,448)	16,325	2,682
Touchstone High Yield (Pinnacle IV™)	—	54,769	(54,769)	(73,512)	—	(102,174)	49,664	151,838	78,326	23,557
Touchstone Large Cap Growth (Pinnacle IV™)	225	4,576	(4,351)	15,423	—	38,239	22,522	(15,717)	(294)	(4,645)
Touchstone Moderate ETF (Pinnacle IV™)	—	10,677	(10,677)	1,936	—	597	58,782	58,185	60,121	49,444
Touchstone Money Market (Pinnacle IV™)	141	66	75	—	—	—	—	—	—	75
Touchstone Third Avenue Value (Pinnacle IV™)	85,184	141,418	(56,234)	834,097	212,210	2,152,667	2,640,876	488,209	1,534,516	1,478,282
Touchstone Value Plus (Pinnacle IV™)	—	10,655	(10,655)	5,307	—	48,607	59,025	10,418	15,725	5,070
Touchstone Aggressive ETF (Pinnacle™)	—	7,252	(7,252)	11,268	—	2,034	23,720	21,686	32,954	25,702
Touchstone Balanced (Pinnacle™)	23,741	26,163	(2,422)	150,651	74,622	281,455	148,856	(132,599)	92,674	90,252
Touchstone Baron Small Cap (Pinnacle™)	—	66,284	(66,284)	438,688	—	1,493,307	1,409,173	(84,134)	354,554	288,270
Touchstone Conservative ETF (Pinnacle™) (January 28)*	—	1,704	(1,704)	269	83	—	4,652	4,652	5,004	3,300
Touchstone Core Bond (Pinnacle™)	—	17,035	(17,035)	(8,454)	—	(32,813)	(3,965)	28,848	20,394	3,359
Touchstone Emerging Growth (Pinnacle™)	48,619	13,259	35,360	39,634	229,592	66,168	(135,820)	(201,988)	67,238	102,598
Touchstone Enhanced Dividend 30 (Pinnacle™)	—	172,533	(172,533)	185,274	—	905,244	296,720	(608,524)	(423,250)	(595,783)
Touchstone Enhanced ETF (Pinnacle™)	—	15,794	(15,794)	3,567	—	16	147,429	147,413	150,980	135,186
Touchstone Growth & Income (Pinnacle™)	160	7,767	(7,607)	26,218	25,546	62,236	17,909	(44,327)	7,437	(170)
Touchstone High Yield (Pinnacle™)	—	76,543	(76,543)	(23,667)	—	(92,777)	144,762	237,539	213,872	137,329
Touchstone Large Cap Growth (Pinnacle™)	7,639	135,058	(127,419)	(3,151,955)	—	(2,750,742)	384,716	3,135,458	(16,497)	(143,916)
Touchstone Moderate ETF (Pinnacle™)	—	9,255	(9,255)	1,858	—	15	38,703	38,688	40,546	31,291
Touchstone Money Market (Pinnacle™)	354,448	147,987	206,461	—	—	—	—	—	—	206,461
Touchstone Third Avenue Value (Pinnacle™)	205,109	357,242	(152,133)	2,278,839	511,096	8,408,994	9,649,532	1,240,538	4,030,473	3,878,340

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

4

				Realized and unrealized gain (loss) on investments
						Net unrealized appreciation (depreciation)
						of investments
										Net
	Investment									increase
	Income	Expenses						Change in net		(decrease)
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	in net assets resulting from operations
Affiliated (continued):
Touchstone Value Plus (Pinnacle™)	$—	$59,525	$(59,525)	$330,648	$—	$1,258,481	$1,005,740	$(252,741)	$77,907	$18,382
Non-Affiliated:
JP Morgan Bond (Pinnacle IV™)	251,762	72,841	178,921	(34,902)	4,668	(29,509)	(112,851)	(83,342)	(113,576)	65,345
JP Morgan International Equity (Pinnacle IV™)	4,853	8,920	(4,067)	37,431	—	81,478	107,221	25,743	63,174	59,107
JP Morgan Mid Cap Value (Pinnacle IV™)	11,520	17,775	(6,255)	60,988	6,248	103,840	135,679	31,839	99,075	92,820
JP Morgan Bond (Pinnacle™)	697,976	179,446	518,530	80,285	12,940	141,525	(272,061)	(413,586)	(320,361)	198,169
JP Morgan International Equities (Pinnacle™)	26,212	40,228	(14,016)	671,513	—	988,176	558,629	(429,547)	241,966	227,950
JP Morgan Mid Cap Value (Pinnacle™)	2,667	5,588	(2,921)	21,431	1,446	14,397	22,505	8,108	30,985	28,064
Van Kampen UIF Emerging Markets Debt (Pinnacle™)	198,195	27,825	170,370	101,361	—	323,545	264,144	(59,401)	41,960	212,330
Van Kampen UIF U.S. Real Estate (Pinnacle™)	96,625	87,671	8,954	925,144	159,548	2,338,574	2,147,988	(190,586)	894,106	903,060
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Pinnacle™)	339,779	195,316	144,463	440,633	522,992	2,239,430	1,635,186	(604,244)	359,381	503,844
Fidelity VIP II Contrafund (Pinnacle™)	63,975	263,868	(199,893)	1,048,261	—	5,444,055	7,329,370	1,885,315	2,933,576	2,733,683
Fidelity VIP III Growth & Income (Pinnacle™)	138,449	111,358	27,091	(322,137)	—	702,888	1,429,945	727,057	404,920	432,011
Fidelity VIP III Growth Opportunities (Pinnacle™)	32,114	40,593	(8,479)	(271,143)	—	121,408	570,776	449,368	178,225	169,746
Affiliated Service Class:
Touchstone Money Market (Pinnacle IV™)	122,410	59,433	62,977	—	—	—	—	—	—	62,977
Non-Affiliated Service Class:
MFS Capital Opportunities (Pinnacle IV™)	4,245	10,704	(6,459)	29,723	—	91,826	69,877	(21,949)	7,774	1,315
MFS Emerging Growth (Pinnacle IV™)	—	11,424	(11,424)	36,967	—	96,882	129,503	32,621	69,588	58,164
MFS Investors Growth Stock (Pinnacle IV™)	861	8,633	(7,772)	26,951	—	76,704	73,101	(3,603)	23,348	15,576
MFS Mid Cap Growth (Pinnacle IV™)	—	13,320	(13,320)	21,630	—	99,528	70,826	(28,702)	(7,072)	(20,392)
MFS New Discovery (Pinnacle IV™)	—	9,317	(9,317)	52,761	—	127,364	88,454	(38,910)	13,851	4,534
MFS Total Return (Pinnacle IV™)	174,838	98,824	76,014	188,268	221,793	1,018,908	605,579	(413,329)	(3,268)	72,746
Fidelity VIP Growth (Pinnacle™)	15,811	46,828	(31,017)	132,041	—	237,100	213,264	(23,836)	108,205	77,188
Fidelity VIP III Mid Cap (Pinnacle™)	—	196,054	(196,054)	1,769,740	246,062	4,572,307	4,954,074	381,767	2,397,569	2,201,515
MFS Capital Opportunities (Pinnacle™)	11,222	24,991	(13,769)	(108,597)	—	(207,120)	(100,371)	106,749	(1,848)	(15,617)
MFS Emerging Growth (Pinnacle™)	—	12,976	(12,976)	(39,004)	—	(182,115)	(62,599)	119,516	80,512	67,536
MFS Mid Cap Growth (Pinnacle™)	—	33,320	(33,320)	116,914	—	347,379	252,142	(95,237)	21,677	(11,643)
MFS New Discovery (Pinnacle™)	—	15,085	(15,085)	(9,244)	—	22,522	54,009	31,487	22,243	7,158
MFS Total Return (Pinnacle™)	9,554	5,340	4,214	3,528	12,120	7,359	(7,026)	(14,385)	1,263	5,477
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV™)	2,774	2,686	88	774	—	5,631	12,465	6,834	7,608	7,696
Fidelity VIP Balanced (Pinnacle IV™)	19,277	12,764	6,513	753	—	34,027	67,138	33,111	33,864	40,377
Fidelity VIP Contrafund (Pinnacle IV™)	10,681	111,622	(100,941)	441,988	—	814,004	1,571,173	757,169	1,199,157	1,098,216
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV™)	—	1,081	(1,081)	18,144	—	4,030	(136)	(4,166)	13,978	12,897
Fidelity VIP Equity-Income (Pinnacle IV™)	149,062	117,709	31,353	270,828	251,644	1,658,224	1,431,299	(226,925)	295,547	326,900
Fidelity VIP Growth (Pinnacle IV™)	7,924	41,490	(33,566)	(20,206)	—	126,154	277,624	151,470	131,264	97,698
Fidelity VIP Growth & Income (Pinnacle IV™)	63,429	72,473	(9,044)	69,277	—	297,395	540,869	243,474	312,751	303,707
Fidelity VIP Growth Opportunities (Pinnacle IV™)	1,897	4,967	(3,070)	1,622	—	17,151	45,835	28,684	30,306	27,236
Fidelity VIP High Income (Pinnacle IV™)	259,546	32,271	227,275	(6,563)	—	92,875	(76,066)	(168,941)	(175,504)	51,771
Fidelity VIP Investment Grade Bond (Pinnacle IV™)	13,644	8,762	4,882	(341)	4,962	2,793	(1,478)	(4,271)	350	5,232
Fidelity VIP Mid Cap (Pinnacle IV™)	—	98,077	(98,077)	584,432	107,702	1,443,004	1,918,105	475,101	1,167,235	1,069,158
Fidelity VIP Overseas (Pinnacle IV™)	796	2,058	(1,262)	2,858	—	6,245	38,833	32,588	35,446	34,184
Fidelity VIP Asset Manager (Pinnacle™) (January 4)*	168	2,291	(2,123)	(52)	—	—	16,143	16,143	16,091	13,968
Fidelity VIP Balanced (Pinnacle™)	12,544	6,161	6,383	6,909	—	23,994	26,934	2,940	9,849	16,232

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

5

				Realized and unrealized gain (loss) on investments
						Net unrealized appreciation (depreciation)
						of investments
										Net
	Investment									increase
	Income	Expenses						Change in net		(decrease)
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Dynamic Capital Appreciation (Pinnacle™)	$—	$2,374	$(2,374)	$9,674	$—	$2,680	$26,840	$24,160	$33,834	$31,460
Fidelity VIP High Income (Pinnacle™)	302,605	41,685	260,920	(42,844)	—	86,638	(10,915)	(97,553)	(140,397)	120,523
Fidelity VIP Investment Grade Bond (Pinnacle™)	31,389	12,858	18,531	1,087	11,414	24,878	(2,642)	(27,520)	(15,019)	3,512
Fidelity VIP Overseas (Pinnacle™)	580	1,828	(1,248)	4,882	—	6,079	41,754	35,675	40,557	39,309
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)	70,259	11,043	59,216	7,033	—	19,932	32,597	12,665	19,698	78,914
Van Kampen UIF U.S. Real Estate (Pinnacle IV™)	59,295	58,794	501	331,539	97,908	870,160	997,099	126,939	556,386	556,887
Franklin Growth and Income Securities (Pinnacle™)	386,257	185,951	200,306	994,575	122,099	3,436,595	2,412,638	(1,023,957)	92,717	293,023
Franklin Income Securities (Pinnacle™)	1,109,230	389,650	719,580	1,634,161	—	7,746,690	5,474,723	(2,271,967)	(637,806)	81,774
Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (Pinnacle IV™)	—	3,337	(3,337)	14,035	—	20,980	12,964	(8,016)	6,019	2,682
Putnam VT Growth and Income (Pinnacle IV™)	19,737	19,458	279	54,279	—	229,704	228,058	(1,646)	52,633	52,912
Putnam VT International Equity (Pinnacle IV™)	8,090	9,124	(1,034)	48,483	—	103,073	133,920	30,847	79,330	78,296
Putnam VT Small Cap Value (Pinnacle IV™)	321,325	81,371	239,954	755,254	—	1,569,558	849,763	(719,795)	35,459	275,413
Putnam VT The George Putnam Fund of Boston (Pinnacle IV™)	7,519	5,705	1,814	4,594	—	28,304	31,304	3,000	7,594	9,408
Putnam VT Voyager (Pinnacle IV™)	1,485	3,058	(1,573)	4,246	—	18,233	22,031	3,798	8,044	6,471
Putnam VT Discovery Growth (Pinnacle™)	—	1,421	(1,421)	(6,057)	—	6,785	2,353	(4,432)	(10,489)	(11,910)
Putnam VT Growth and Income (Pinnacle™)	10,611	7,950	2,661	59,781	—	123,138	77,099	(46,039)	13,742	16,403
Putnam VT International Equity (Pinnacle™)	20,029	16,973	3,056	121,587	—	208,422	212,491	4,069	125,656	128,712
Putnam VT Small Cap Value (Pinnacle™)	257,235	54,096	203,139	939,550	—	1,236,553	258,505	(978,048)	(38,498)	164,641
Putnam VT The George Putnam Fund of Boston (Pinnacle™)	7,142	4,858	2,284	15,215	—	57,397	48,089	(9,308)	5,907	8,191
Putnam VT Voyager (Pinnacle™)	1,412	2,374	(962)	8,274	—	18,539	12,938	(5,601)	2,673	1,711
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV™)	30,021	16,658	13,363	48,685	10,086	153,645	105,605	(48,040)	10,731	24,094
Franklin Income Securities (Pinnacle IV™)	218,097	85,111	132,986	283,163	—	740,973	336,272	(404,701)	(121,538)	11,448
Franklin Large Cap Growth Securities (Pinnacle IV™)	6,547	15,084	(8,537)	20,807	—	53,413	47,763	(5,650)	15,157	6,620
Franklin Mutual Shares Securities (Pinnacle IV™)	23,490	37,846	(14,356)	71,163	6,796	203,500	388,227	184,727	262,686	248,330
Templeton Foreign Securities (Pinnacle IV™)	18,267	25,560	(7,293)	43,714	—	161,759	314,520	152,761	196,475	189,182
Templeton Growth Securities (Pinnacle IV™)	11,370	22,195	(10,825)	70,085	—	94,605	140,280	45,675	115,760	104,935
Van Kampen LIT Comstock (Pinnacle IV™)	12,513	19,994	(7,481)	25,714	43,327	143,322	123,964	(19,358)	49,683	42,202
Van Kampen LIT Emerging Growth (Pinnacle IV™)	49	5,655	(5,606)	1,786	—	24,220	51,523	27,303	29,089	23,483
Van Kampen UIF Emerging Markets Equity (Pinnacle IV™)	3,999	17,205	(13,206)	239,798	—	172,709	302,848	130,139	369,937	356,731
Franklin Large Cap Growth Securities (Pinnacle™)	2,886	6,358	(3,472)	12,709	—	27,283	19,478	(7,805)	4,904	1,432
Franklin Mutual Shares Securities (Pinnacle™)	24,249	39,075	(14,826)	156,557	7,015	327,306	457,066	129,760	293,332	278,506
Templeton Foreign Securities (Pinnacle™)	18,816	28,198	(9,382)	128,879	—	233,887	338,590	104,703	233,582	224,200
Templeton Growth Securities (Pinnacle™)	18,218	30,210	(11,992)	89,743	—	184,601	301,123	116,522	206,265	194,273

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

6

				Realized and unrealized gain (loss) on investments
						Net unrealized appreciation (depreciation)
						of investments
										Net
	Investment									increase
	Income	Expenses						Change in net		(decrease)
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Van Kampen LIT Comstock (Pinnacle™)	$8,975	$15,058	$(6,083)	$25,649	$31,078	$99,504	$88,003	$(11,501)	$45,226	$39,143
Van Kampen LIT Emerging Growth (Pinnacle™)	37	2,836	(2,799)	19,248	—	18,706	12,326	(6,380)	12,868	10,069
Van Kampen UIF Emerging Markets Equity (Pinnacle™)	1,239	6,488	(5,249)	38,196	—	45,691	169,604	123,913	162,109	156,860
Non-Affiliated Class A:
Scudder VIT EAFE Equity Index (Pinnacle IV™) (July 22)**	13,956	4,667	9,289	89,187	—	102,115	—	(102,115)	(12,928)	(3,639)
Scudder VIT Equity 500 Index (Pinnacle IV™)	23,366	21,311	2,055	150,227	—	313,101	194,429	(118,672)	31,555	33,610
Scudder VIT Small Cap Index (Pinnacle IV™)	1,911	3,133	(1,222)	14,825	5,670	39,749	20,239	(19,510)	985	(237)
Scudder VIT EAFE Equity Index (Pinnacle™) (July 22)**	320,768	104,553	216,215	2,312,810	—	2,556,590	—	(2,556,590)	(243,780)	(27,565)
Scudder VIT Equity 500 Index (Pinnacle™)	238,312	203,256	35,056	1,609,223	—	3,744,215	2,499,922	(1,244,293)	364,930	399,986
Scudder VIT Small Cap Index (Pinnacle™)	42,802	60,106	(17,304)	722,124	126,977	1,165,735	404,409	(761,326)	87,775	70,471
Non-Affiliated Class B:
Scudder VIT EAFE Equity Index (Pinnacle IV™) (July 22)**	26,858	9,989	16,869	146,523	—	175,160	—	(175,160)	(28,637)	(11,768)
Scudder VIT Equity 500 Index (Pinnacle IV™)	68,562	77,525	(8,963)	203,321	—	888,398	847,270	(41,128)	162,193	153,230
Scudder VIT Small Cap Index (Pinnacle IV™)	4,424	9,874	(5,450)	26,369	17,894	110,874	53,509	(57,365)	(13,102)	(18,552)

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

7

Separate Account II

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2005

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV™)	$(8,666)	$10,237	$34,050	$35,621	$282,332	$(9,617)	$455,168	$(13)	$727,870	$763,491	$66,981	$830,472	27,674	(928)	45,160	71,906
Touchstone Balanced (Pinnacle IV™)	3,134	77,885	(27,538)	53,481	386,314	(63,984)	81,390	(412)	403,308	456,789	736,180	1,192,969	31,972	(5,399)	6,794	33,367
Touchstone Baron Small Cap (Pinnacle IV™)	(38,076)	223,592	(32,495)	153,021	620,072	(240,801)	152,265	(616)	530,920	683,941	2,168,927	2,852,868	43,416	(16,793)	10,406	37,029
Touchstone Conservative ETF (Pinnacle IV™)	(9,833)	2,847	27,882	20,896	233,538	(13,138)	1,317,426	(81)	1,537,745	1,558,641	—	1,558,641	22,797	(1,302)	129,177	150,672
Touchstone Core Bond (Pinnacle IV™)	(18,596)	(4,440)	25,040	2,004	247,501	(127,979)	219,927	(607)	338,842	340,846	1,054,651	1,395,497	22,756	(11,835)	20,161	31,082
Touchstone Emerging Growth (Pinnacle IV™)	49,273	346,286	(227,557)	168,002	185,886	(105,600)	(147,795)	(754)	(68,263)	99,739	1,387,381	1,487,120	14,702	(8,242)	(12,873)	(6,413)
Touchstone Enhanced Dividend 30 (Pinnacle IV™)	(21,791)	12,080	(84,970)	(94,681)	71,864	(56,599)	(134,893)	(1,595)	(121,223)	(215,904)	1,847,918	1,632,014	6,699	(5,423)	(13,946)	(12,670)
Touchstone Enhanced ETF (Pinnacle IV™)	(6,400)	301	39,053	32,954	698,678	(7,185)	352,322	(170)	1,043,645	1,076,599	38,252	1,114,851	65,880	(696)	32,809	97,993
Touchstone Growth & Income (Pinnacle IV™)	(13,643)	60,773	(44,448)	2,682	215,489	(58,215)	(15,517)	(150)	141,607	144,289	874,031	1,018,320	18,573	(5,023)	(1,601)	11,949
Touchstone High Yield (Pinnacle IV™)	(54,769)	(73,512)	151,838	23,557	511,437	(248,218)	(2,136,479)	(1,072)	(1,874,332)	(1,850,775)	4,946,775	3,096,000	39,565	(19,370)	(168,382)	(148,187)
Touchstone Large Cap Growth (Pinnacle IV™)	(4,351)	15,423	(15,717)	(4,645)	29,298	(60,716)	(69,280)	(258)	(100,956)	(105,601)	355,232	249,631	3,206	(6,675)	(7,508)	(10,977)
Touchstone Moderate ETF (Pinnacle IV™)	(10,677)	1,936	58,185	49,444	1,077,181	(12,626)	855,542	(40)	1,920,057	1,969,501	35,680	2,005,181	105,512	(1,212)	83,191	187,491
Touchstone Money Market (Pinnacle IV™)	75	—	—	75	—	—	5	(5)	—	75	4,483	4,558	—	(1)	1	—
Touchstone Third Avenue Value (Pinnacle IV™)	(56,234)	1,046,307	488,209	1,478,282	2,184,354	(748,105)	641,983	(3,630)	2,074,602	3,552,884	8,118,967	11,671,851	149,607	(49,947)	42,585	142,245
Touchstone Value Plus (Pinnacle IV™)	(10,655)	5,307	10,418	5,070	50,469	(71,017)	(4,855)	(210)	(25,613)	(20,543)	743,106	722,563	4,731	(6,604)	(465)	(2,338)
Touchstone Aggressive ETF (Pinnacle™)	(7,252)	11,268	21,686	25,702	9,207	(127,434)	526,118	(203)	407,688	433,390	245,545	678,935	917	(12,527)	51,746	40,136
Touchstone Balanced (Pinnacle™)	(2,422)	225,273	(132,599)	90,252	11,918	(430,989)	(49,033)	(1,013)	(469,117)	(378,865)	2,070,757	1,691,892	996	(35,508)	(4,001)	(38,513)
Touchstone Baron Small Cap (Pinnacle™)	(66,284)	438,688	(84,134)	288,270	62,445	(738,033)	672,527	(1,528)	(4,589)	283,681	4,701,574	4,985,255	2,443	(28,780)	25,989	(348)
Touchstone Conservative ETF (Pinnacle™) (January 28)*	(1,704)	352	4,652	3,300	11,419	(808)	160,903	—	171,514	174,814	—	174,814	1,134	(78)	15,824	16,880
Touchstone Core Bond (Pinnacle™)	(17,035)	(8,454)	28,848	3,359	11,635	(243,995)	239,676	(331)	6,985	10,344	1,189,375	1,199,719	1,065	(22,347)	21,892	610
Touchstone Emerging Growth (Pinnacle™)	35,360	269,226	(201,988)	102,598	7,192	(236,506)	(56,730)	(433)	(286,477)	(183,879)	1,214,481	1,030,602	565	(18,837)	(6,790)	(25,062)
Touchstone Enhanced Dividend 30 (Pinnacle™)	(172,533)	185,274	(608,524)	(595,783)	973,509	(2,747,661)	(1,200,736)	(8,701)	(2,983,589)	(3,579,372)	14,960,679	11,381,307	93,742	(258,152)	(112,597)	(277,007)
Touchstone Enhanced ETF (Pinnacle™)	(15,794)	3,567	147,413	135,186	15,726	(70,349)	2,860,826	(25)	2,806,178	2,941,364	2,027	2,943,391	1,567	(6,600)	272,874	267,841
Touchstone Growth & Income (Pinnacle™)	(7,607)	51,764	(44,327)	(170)	2,700	(96,951)	(80,242)	(159)	(174,652)	(174,822)	665,981	491,159	240	(8,386)	(6,906)	(15,052)
Touchstone High Yield (Pinnacle™)	(76,543)	(23,667)	237,539	137,329	80,101	(996,466)	(501,524)	(1,251)	(1,419,140)	(1,281,811)	6,883,175	5,601,364	6,239	(77,175)	(36,679)	(107,615)
Touchstone Large Cap Growth (Pinnacle™)	(127,419)	(3,151,955)	3,135,458	(143,916)	17,168	(2,030,388)	(1,126,410)	(4,669)	(3,144,299)	(3,288,215)	11,769,680	8,481,465	897	(105,901)	(58,339)	(163,343)
Touchstone Moderate ETF (Pinnacle™)	(9,255)	1,858	38,688	31,291	28,333	(38,392)	1,486,902	(232)	1,476,611	1,507,902	20,613	1,528,515	2,793	(3,719)	144,326	143,400
Touchstone Money Market (Pinnacle™)	206,461	—	—	206,461	87,135	(4,997,288)	9,731,207	(4,141)	4,816,913	5,023,374	7,395,935	12,419,309	8,624	(497,262)	971,159	482,521
Touchstone Third Avenue Value (Pinnacle™)	(152,133)	2,789,935	1,240,538	3,878,340	285,937	(5,756,114)	1,853,205	(7,198)	(3,624,170)	254,170	27,180,193	27,434,363	6,655	(130,335)	39,333	(84,347)
Touchstone Value Plus (Pinnacle™)	(59,525)	330,648	(252,741)	18,382	8,870	(566,610)	(567,781)	(1,238)	(1,126,759)	(1,108,377)	5,056,445	3,948,068	818	(52,551)	(52,816)	(104,549)
Non-Affiliated:
JP Morgan Bond (Pinnacle IV™)	178,921	(30,234)	(83,342)	65,345	348,235	(428,787)	148,138	(1,439)	66,147	131,492	4,840,028	4,971,520	30,044	(37,104)	12,903	5,843
JP Morgan International Equity (Pinnacle IV™)	(4,067)	37,431	25,743	59,107	65,341	(19,946)	91,067	(184)	136,278	195,385	539,416	734,801	5,411	(1,676)	7,464	11,199
JP Morgan Mid Cap Value (Pinnacle IV™)	(6,255)	67,236	31,839	92,820	338,112	(116,171)	214,544	(444)	436,041	528,861	977,113	1,505,974	22,924	(8,148)	15,317	30,093
JP Morgan Bond (Pinnacle™)	518,530	93,225	(413,586)	198,169	124,359	(3,326,364)	(748,774)	(3,864)	(3,954,643)	(3,756,474)	15,327,580	11,571,106	8,980	(239,668)	(53,945)	(284,633)
JP Morgan International Equities (Pinnacle™)	(14,016)	671,513	(429,547)	227,950	12,757	(591,465)	(492,556)	(802)	(1,072,066)	(844,116)	3,237,891	2,393,775	1,185	(54,690)	(45,719)	(99,224)
JP Morgan Mid Cap Value (Pinnacle™)	(2,921)	22,877	8,108	28,064	1,751	(103,219)	365,559	(249)	263,842	291,906	232,335	524,241	150	(8,463)	30,430	22,117
Van Kampen UIF Emerging Markets Debt (Pinnacle™)	170,370	101,361	(59,401)	212,330	9,211	(329,437)	(28,873)	(989)	(350,088)	(137,758)	2,159,864	2,022,106	608	(21,505)	(1,935)	(22,832)
Van Kampen UIF U.S. Real Estate (Pinnacle™)	8,954	1,084,692	(190,586)	903,060	72,251	(1,399,611)	(358,044)	(1,926)	(1,687,330)	(784,270)	6,902,167	6,117,897	3,181	(61,578)	(16,482)	(74,879)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Pinnacle™)	144,463	963,625	(604,244)	503,844	90,678	(3,398,672)	(1,741,246)	(5,387)	(5,054,627)	(4,550,783)	17,251,649	12,700,866	6,822	(253,528)	(130,024)	(376,730)
Fidelity VIP II Contrafund (Pinnacle™)	(199,893)	1,048,261	1,885,315	2,733,683	214,941	(3,895,338)	2,932,783	(8,056)	(755,670)	1,978,013	19,839,326	21,817,339	13,077	(234,253)	162,167	(59,009)
Fidelity VIP III Growth & Income (Pinnacle™)	27,091	(322,137)	727,057	432,011	36,009	(1,762,708)	(695,591)	(3,234)	(2,425,524)	(1,993,513)	9,465,603	7,472,090	2,841	(139,316)	(55,177)	(191,652)
Fidelity VIP III Growth Opportunities (Pinnacle™)	(8,479)	(271,143)	449,368	169,746	14,699	(960,414)	(313,745)	(1,325)	(1,260,785)	(1,091,039)	3,675,082	2,584,043	1,575	(102,395)	(34,956)	(135,776)
Affiliated Service Class:
Touchstone Money Market (Pinnacle IV™)	62,977	—	—	62,977	997,427	(1,099,829)	4,452,891	(1,268)	4,349,221	4,412,198	2,492,777	6,904,975	99,777	(110,382)	445,612	435,007

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

8

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class:
MFS Capital Opportunities (Pinnacle IV™)	$(6,459)	$29,723	$(21,949)	$1,315	$14,005	$(100,481)	$(10,597)	$(233)	$(97,306)	$(95,991)	$748,290	$652,299	1,664	(11,916)	(906)	(11,158)
MFS Emerging Growth (Pinnacle IV™)	(11,424)	36,967	32,621	58,164	117,801	(89,488)	(45,290)	(331)	(17,308)	40,856	780,247	821,103	13,692	(10,588)	(4,912)	(1,808)
MFS Investors Growth Stock (Pinnacle IV™)	(7,772)	26,951	(3,603)	15,576	21,183	(68,116)	(53,395)	(256)	(100,584)	(85,008)	645,034	560,026	2,554	(7,821)	(6,143)	(11,410)
MFS Mid Cap Growth (Pinnacle IV™)	(13,320)	21,630	(28,702)	(20,392)	54,267	(171,503)	(263,708)	(361)	(381,305)	(401,697)	1,208,573	806,876	7,500	(22,904)	(38,054)	(53,458)
MFS New Discovery (Pinnacle IV™)	(9,317)	52,761	(38,910)	4,534	2,648	(116,204)	(197,999)	(358)	(311,913)	(307,379)	870,020	562,641	292	(12,956)	(22,376)	(35,040)
MFS Total Return (Pinnacle IV™)	76,014	410,061	(413,329)	72,746	688,947	(537,472)	(180,634)	(1,924)	(31,083)	41,663	6,946,397	6,988,060	59,597	(46,580)	(16,324)	(3,307)
Fidelity VIP Growth (Pinnacle™)	(31,017)	132,041	(23,836)	77,188	15,842	(395,323)	(1,536,181)	(1,788)	(1,917,450)	(1,840,262)	4,618,257	2,777,995	1,973	(48,591)	(189,949)	(236,567)
Fidelity VIP III Mid Cap (Pinnacle™)	(196,054)	2,015,802	381,767	2,201,515	275,873	(2,616,348)	355,292	(5,250)	(1,990,433)	211,082	14,576,468	14,787,550	11,001	(101,810)	12,845	(77,964)
MFS Capital Opportunities (Pinnacle™)	(13,769)	(108,597)	106,749	(15,617)	5,995	(399,249)	(646,086)	(885)	(1,040,225)	(1,055,842)	2,312,161	1,256,319	985	(64,421)	(104,157)	(167,593)
MFS Emerging Growth (Pinnacle™)	(12,976)	(39,004)	119,516	67,536	7,117	(101,976)	(125,837)	(516)	(221,212)	(153,676)	1,060,993	907,317	1,539	(20,747)	(25,349)	(44,557)
MFS Mid Cap Growth (Pinnacle™)	(33,320)	116,914	(95,237)	(11,643)	26,005	(475,265)	(726,707)	(1,132)	(1,177,099)	(1,188,742)	3,114,811	1,926,069	4,094	(74,249)	(113,124)	(183,279)
MFS New Discovery (Pinnacle™)	(15,085)	(9,244)	31,487	7,158	2,778	(256,019)	(355,959)	(627)	(609,827)	(602,669)	1,502,081	899,412	371	(33,088)	(46,167)	(78,884)
MFS Total Return (Pinnacle™)	4,214	15,648	(14,385)	5,477	4,421	(63,874)	487,992	(50)	428,489	433,966	95,091	529,057	409	(5,757)	44,481	39,133
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV™)	88	774	6,834	7,696	116,943	(18,177)	6,783	(37)	105,512	113,208	107,962	221,170	11,552	(1,779)	673	10,446
Fidelity VIP Balanced (Pinnacle IV™)	6,513	753	33,111	40,377	137,300	(64,578)	44,073	(251)	116,544	156,921	801,961	958,882	12,186	(5,664)	3,859	10,381
Fidelity VIP Contrafund (Pinnacle IV™)	(100,941)	441,988	757,169	1,098,216	1,813,939	(693,154)	770,810	(2,298)	1,889,297	2,987,513	6,705,263	9,692,776	139,018	(53,092)	53,404	139,330
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV™)	(1,081)	18,144	(4,166)	12,897	21,953	(1,352)	40,078	(63)	60,616	73,513	51,695	125,208	1,923	(114)	3,268	5,077
Fidelity VIP Equity-Income (Pinnacle IV™)	31,353	522,472	(226,925)	326,900	757,733	(522,646)	(366,037)	(2,118)	(133,068)	193,832	8,304,407	8,498,239	69,100	(47,684)	(34,050)	(12,634)
Fidelity VIP Growth (Pinnacle IV™)	(33,566)	(20,206)	151,470	97,698	250,239	(117,541)	618,616	(1,439)	749,875	847,573	3,143,528	3,991,101	29,585	(14,078)	65,539	81,046
Fidelity VIP Growth & Income (Pinnacle IV™)	(9,044)	69,277	243,474	303,707	426,471	(391,326)	80,163	(1,667)	113,641	417,348	4,857,525	5,274,873	41,720	(38,560)	8,974	12,134
Fidelity VIP Growth Opportunities (Pinnacle IV™)	(3,070)	1,622	28,684	27,236	89,069	(9,032)	10,718	(129)	90,626	117,862	281,835	399,697	9,020	(896)	1,104	9,228
Fidelity VIP High Income (Pinnacle IV™)	227,275	(6,563)	(168,941)	51,771	53,716	(262,002)	(1,006,082)	(549)	(1,214,917)	(1,163,146)	2,353,908	1,190,762	4,354	(21,279)	(77,832)	(94,757)
Fidelity VIP Investment Grade Bond (Pinnacle IV™)	4,882	4,621	(4,271)	5,232	62,172	(9,445)	558,862	(101)	611,488	616,720	183,562	800,282	6,024	(923)	54,327	59,428
Fidelity VIP Mid Cap (Pinnacle IV™)	(98,077)	692,134	475,101	1,069,158	1,135,243	(568,733)	307,808	(1,971)	872,347	1,941,505	6,043,995	7,985,500	71,686	(35,227)	17,654	54,113
Fidelity VIP Overseas (Pinnacle IV™)	(1,262)	2,858	32,588	34,184	41,161	(15,492)	147,339	(55)	172,953	207,137	57,888	265,025	3,637	(1,333)	12,931	15,235
Fidelity VIP Asset Manager (Pinnacle™) (January 4)*	(2,123)	(52)	16,143	13,968	—	—	240,866	(6)	240,860	254,828	—	254,828	—	(1)	24,003	24,002
Fidelity VIP Balanced (Pinnacle™)	6,383	6,909	2,940	16,232	1,246	(238,241)	97,750	(470)	(139,715)	(123,483)	522,953	399,470	121	(22,785)	9,400	(13,264)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle™)	(2,374)	9,674	24,160	31,460	238	(106,074)	143,723	(151)	37,736	69,196	156,617	225,813	22	(9,309)	12,390	3,103
Fidelity VIP High Income (Pinnacle™)	260,920	(42,844)	(97,553)	120,523	166	(133,126)	(3,855,550)	(839)	(3,989,349)	(3,868,826)	4,057,050	188,224	16	(12,557)	(347,511)	(360,052)
Fidelity VIP Investment Grade Bond (Pinnacle™)	18,531	12,501	(27,520)	3,512	26,681	(286,890)	676,243	(565)	415,469	418,981	599,925	1,018,906	2,577	(27,766)	65,256	40,067
Fidelity VIP Overseas (Pinnacle™)	(1,248)	4,882	35,675	39,309	5,943	(18,271)	225,951	(34)	213,589	252,898	51,121	304,019	510	(1,597)	19,910	18,823
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)	59,216	7,033	12,665	78,914	146,618	(36,425)	83,537	(253)	193,477	272,391	651,945	924,336	9,028	(2,316)	5,080	11,792
Van Kampen UIF U.S. Real Estate (Pinnacle IV™)	501	429,447	126,939	556,887	776,499	(243,026)	(476,963)	(1,087)	55,423	612,310	4,037,376	4,649,686	40,118	(12,812)	(27,651)	(345)
Franklin Growth and Income Securities (Pinnacle™)	200,306	1,116,674	(1,023,957)	293,023	96,823	(2,638,629)	(1,393,179)	(8,833)	(3,943,818)	(3,650,795)	15,652,111	12,001,316	7,575	(204,813)	(107,246)	(304,484)
Franklin Income Securities (Pinnacle™)	719,580	1,634,161	(2,271,967)	81,774	141,048	(5,950,777)	1,429,584	(8,617)	(4,388,762)	(4,306,988)	31,643,069	27,336,081	10,009	(421,069)	99,756	(311,304)
Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (Pinnacle IV™)	(3,337)	14,035	(8,016)	2,682	—	(27,840)	(13,441)	(59)	(41,340)	(38,658)	236,961	198,303	—	(3,361)	(2,353)	(5,714)
Putnam VT Growth and Income (Pinnacle IV™)	279	54,279	(1,646)	52,912	125,117	(52,735)	(2,356)	(723)	69,303	122,215	1,328,362	1,450,577	11,877	(5,062)	(145)	6,670
Putnam VT International Equity (Pinnacle IV™)	(1,034)	48,483	30,847	78,296	51,385	(49,296)	448,215	(279)	450,025	528,321	542,939	1,071,260	4,453	(4,326)	37,262	37,389
Putnam VT Small Cap Value (Pinnacle IV™)	239,954	755,254	(719,795)	275,413	612,501	(495,453)	(645,348)	(1,359)	(529,659)	(254,246)	6,022,746	5,768,500	40,943	(32,991)	(44,862)	(36,910)
Putnam VT The George Putnam Fund of Boston (Pinnacle IV™)	1,814	4,594	3,000	9,408	19,932	(32,987)	10,753	(24)	(2,326)	7,082	394,273	401,355	1,656	(2,763)	882	(225)
Putnam VT Voyager (Pinnacle IV™)	(1,573)	4,246	3,798	6,471	16,053	(52,738)	(24,615)	(50)	(61,350)	(54,879)	246,402	191,523	1,333	(4,492)	(2,008)	(5,167)
Putnam VT Discovery Growth (Pinnacle™)	(1,421)	(6,057)	(4,432)	(11,910)	953	(7,369)	(23,283)	(4)	(29,703)	(41,613)	76,743	35,130	114	(866)	(4,318)	(5,070)
Putnam VT Growth and Income (Pinnacle™)	2,661	59,781	(46,039)	16,403	2,700	(88,365)	(158,863)	(102)	(244,630)	(228,227)	728,147	499,920	269	(8,416)	(15,387)	(23,534)
Putnam VT International Equity (Pinnacle™)	3,056	121,587	4,069	128,712	772	(401,187)	300,244	(303)	(100,474)	28,238	1,311,162	1,339,400	67	(34,545)	25,519	(8,959)
Putnam VT Small Cap Value (Pinnacle™)	203,139	939,550	(978,048)	164,641	47,432	(945,588)	(855,226)	(1,374)	(1,754,756)	(1,590,115)	4,930,897	3,340,782	3,103	(62,959)	(56,939)	(116,795)
Putnam VT The George Putnam Fund of Boston (Pinnacle™)	2,284	15,215	(9,308)	8,191	—	(101,283)	113	(201)	(101,371)	(93,180)	418,380	325,200	—	(8,530)	—	(8,530)
Putnam VT Voyager (Pinnacle™)	(962)	8,274	(5,601)	1,711	—	(124,990)	(42,668)	(59)	(167,717)	(166,006)	278,394	112,388	—	(10,493)	(3,558)	(14,051)

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV™)	$13,363	$58,771	$(48,040)	$24,094	$131,951	$(165,828)	$92,362	$(450)	$58,035	$82,129	$1,139,691	$1,221,820	10,358	(13,048)	7,238	4,548
Franklin Income Securities (Pinnacle IV™)	132,986	283,163	(404,701)	11,448	1,460,711	(394,211)	321,664	(1,346)	1,386,818	1,398,266	5,116,427	6,514,693	103,039	(28,172)	23,609	98,476
Franklin Large Cap Growth Securities (Pinnacle IV™)	(8,537)	20,807	(5,650)	6,620	173,477	(39,547)	69,139	(114)	202,955	209,575	872,046	1,081,621	14,169	(3,190)	5,921	16,900

9

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Franklin Mutual Shares Securities (Pinnacle IV™)	(14,356)	77,959	184,727	248,330	950,585	(102,408)	311,478	(584)	1,159,071	1,407,401	1,995,961	3,403,362	68,916	(7,503)	22,556	83,969
Templeton Foreign Securities (Pinnacle IV™)	(7,293)	43,714	152,761	189,182	275,952	(58,040)	861,168	(588)	1,078,492	1,267,674	1,177,535	2,445,209	18,271	(3,932)	58,924	73,263
Templeton Growth Securities (Pinnacle IV™)	(10,825)	70,085	45,675	104,935	673,765	(64,527)	(228,831)	(257)	380,150	485,085	1,492,801	1,977,886	46,631	(4,592)	(17,338)	24,701
Van Kampen LIT Comstock (Pinnacle IV™)	(7,481)	69,041	(19,358)	42,202	138,736	(122,573)	352,712	(279)	368,596	410,798	1,147,784	1,558,582	9,811	(8,805)	25,210	26,216
Van Kampen LIT Emerging Growth (Pinnacle IV™)	(5,606)	1,786	27,303	23,483	33,913	(19,362)	(10,633)	(63)	3,855	27,338	392,452	419,790	2,751	(1,573)	(914)	264
Van Kampen UIF Emerging Markets Equity (Pinnacle IV™)	(13,206)	239,798	130,139	356,731	222,433	(75,466)	(34,881)	(289)	111,797	468,528	1,045,200	1,513,728	11,371	(3,924)	(1,542)	5,905
Franklin Large Cap Growth Securities (Pinnacle™)	(3,472)	12,709	(7,805)	1,432	7,691	(94,340)	188,932	(148)	102,135	103,567	413,181	516,748	624	(7,572)	15,248	8,300
Franklin Mutual Shares Securities (Pinnacle™)	(14,826)	163,572	129,760	278,506	31,733	(483,856)	2,149,220	(983)	1,696,114	1,974,620	2,094,686	4,069,306	2,334	(35,022)	154,195	121,507
Templeton Foreign Securities (Pinnacle™)	(9,382)	128,879	104,703	224,200	3,278	(338,766)	1,525,812	(687)	1,189,637	1,413,837	1,442,984	2,856,821	226	(22,595)	103,039	80,670
Templeton Growth Securities (Pinnacle™)	(11,992)	89,743	116,522	194,273	11,735	(315,272)	1,993,280	(1,015)	1,688,728	1,883,001	1,392,672	3,275,673	817	(21,878)	137,383	116,322
Van Kampen LIT Comstock (Pinnacle™)	(6,083)	56,727	(11,501)	39,143	6,202	(161,847)	534,585	(391)	378,549	417,692	882,857	1,300,549	448	(11,425)	38,001	27,024
Van Kampen LIT Emerging Growth (Pinnacle™)	(2,799)	19,248	(6,380)	10,069	375	(93,774)	(4,346)	(59)	(97,804)	(87,735)	229,835	142,100	30	(7,553)	(125)	(7,648)
Van Kampen UIF Emerging Markets Equity (Pinnacle™)	(5,249)	38,196	123,913	156,860	5,037	(112,408)	554,151	(189)	446,591	603,451	339,667	943,118	257	(5,512)	26,739	21,484
Non-Affiliated Class A:
Scudder VIT EAFE Equity Index (Pinnacle IV™) (July 22)**	9,289	89,187	(102,115)	(3,639)	2,585	(26,523)	(552,228)	(131)	(576,297)	(579,936)	579,936	—	233	(2,419)	(49,594)	(51,780)
Scudder VIT Equity 500 Index (Pinnacle IV™)	2,055	150,227	(118,672)	33,610	—	(245,795)	(251,404)	(287)	(497,486)	(463,876)	1,827,501	1,363,625	—	(25,002)	(25,393)	(50,395)
Scudder VIT Small Cap Index (Pinnacle IV™)	(1,222)	20,495	(19,510)	(237)	135	(30,751)	(54,002)	(105)	(84,723)	(84,960)	279,863	194,903	11	(2,435)	(4,429)	(6,853)
Scudder VIT EAFE Equity Index (Pinnacle™) (July 22)**	216,215	2,312,810	(2,556,590)	(27,565)	76,875	(1,453,003)	(13,713,570)	(4,529)	(15,094,227)	(15,121,792)	15,121,792	—	7,552	(141,620)	(1,322,752)	(1,456,820)
Scudder VIT Equity 500 Index (Pinnacle™)	35,056	1,609,223	(1,244,293)	399,986	64,747	(3,177,629)	(2,147,630)	(7,603)	(5,268,115)	(4,868,129)	18,230,890	13,362,761	5,140	(254,560)	(171,585)	(421,005)
Scudder VIT Small Cap Index (Pinnacle™)	(17,304)	849,101	(761,326)	70,471	59,589	(1,121,802)	(784,615)	(1,421)	(1,848,249)	(1,777,778)	5,277,874	3,500,096	4,670	(83,400)	(59,709)	(138,439)
Non-Affiliated Class B:
Scudder VIT EAFE Equity Index (Pinnacle IV™) (July 22)**	16,869	146,523	(175,160)	(11,768)	104,263	(28,028)	(1,313,143)	(335)	(1,237,243)	(1,249,011)	1,249,011	—	9,303	(2,427)	(111,571)	(104,695)
Scudder VIT Equity 500 Index (Pinnacle IV™)	(8,963)	203,321	(41,128)	153,230	214,781	(526,355)	329,887	(1,035)	17,278	170,508	5,430,202	5,600,710	19,041	(46,468)	28,616	1,189
Scudder VIT Small Cap Index (Pinnacle IV™)	(5,450)	44,263	(57,365)	(18,552)	77,603	(178,418)	(248,125)	(296)	(349,236)	(367,788)	953,714	585,926	6,234	(14,824)	(21,553)	(30,143)

See accompanying notes.

* - 2005 inception date of division.

** - 2005 closing date of division.

10

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV™) (November 22)*	$346	$—	$62	$408	$—	$—	$66,573	$—	$66,573	$66,981	$—	$66,981	—	—	6,522	6,522
Touchstone Balanced (Pinnacle IV™)	(1,488)	13,490	35,984	47,986	188,308	(29,847)	178,455	(372)	336,544	384,530	351,650	736,180	16,681	(2,672)	15,830	29,839
Touchstone Baron Small Cap (Pinnacle IV™)	(23,591)	124,315	301,848	402,572	358,372	(89,826)	343,934	(463)	612,017	1,014,589	1,154,338	2,168,927	29,903	(7,226)	28,184	50,861
Touchstone Conservative ETF (Pinnacle IV™) (November 22)*	(41)	551	—	510	—	(115,817)	115,307	—	(510)	—	—	—	—	(11,423)	11,423	—
Touchstone Core Bond (Pinnacle IV™)	29,725	(11,492)	3,704	21,937	461,327	(53,152)	6,460	(571)	414,064	436,001	618,650	1,054,651	43,186	(4,995)	907	39,098
Touchstone Emerging Growth (Pinnacle IV™)	9,392	112,154	572	122,118	220,600	(38,609)	348,131	(708)	529,414	651,532	735,849	1,387,381	19,277	(3,472)	30,968	46,773
Touchstone Enhanced Dividend 30 (Pinnacle IV™)	18,226	48,782	14,475	81,483	297,931	(44,610)	68,006	(1,166)	320,161	401,644	1,446,274	1,847,918	28,524	(4,341)	7,473	31,656
Touchstone Enhanced ETF (Pinnacle IV™) (November 22)*	107	—	135	242	38,000	—	10	—	38,010	38,252	—	38,252	3,643	—	—	3,643
Touchstone Growth & Income (Pinnacle IV™)	6,693	28,547	11,186	46,426	559,637	(9,223)	(66,992)	(94)	483,328	529,754	344,277	874,031	50,885	(844)	(7,313)	42,728
Touchstone High Yield (Pinnacle IV™)	314,676	(58,225)	(37,600)	218,851	689,675	(120,992)	2,683,766	(1,184)	3,251,265	3,470,116	1,476,659	4,946,775	55,867	(9,883)	214,890	260,874
Touchstone Large Cap Growth (Pinnacle IV™)	(2,395)	56,817	(5,543)	48,879	350,495	(18,418)	(374,100)	(294)	(42,317)	6,562	348,670	355,232	42,607	(2,173)	(44,706)	(4,272)
Touchstone Moderate ETF (Pinnacle IV™) (November 22)*	147	2	597	746	—	(181)	35,115	—	34,934	35,680	—	35,680	—	(18)	3,499	3,481
Touchstone Money Market (Pinnacle IV™)	(11)	—	—	(11)	—	(840)	(2,750)	(5)	(3,595)	(3,606)	8,089	4,483	—	(85)	(277)	(362)
Touchstone Third Avenue Value (Pinnacle IV™)	(70,583)	196,892	1,284,139	1,410,448	1,550,237	(379,627)	755,051	(3,231)	1,922,430	3,332,878	4,786,089	8,118,967	129,480	(31,535)	59,401	157,346
Touchstone Value Plus (Pinnacle IV™)	(5,359)	119,182	(65,697)	48,126	90,048	(78,998)	67,957	(213)	78,794	126,920	616,186	743,106	8,858	(7,782)	5,546	6,622
Touchstone Aggressive ETF (Pinnacle™) (November 22)*	1,172	3	2,034	3,209	—	—	242,336	—	242,336	245,545	—	245,545	—	—	23,909	23,909
Touchstone Balanced (Pinnacle™)	(9,869)	85,610	80,366	156,107	49,583	(203,335)	477,604	(1,110)	322,742	478,849	1,591,908	2,070,757	4,404	(17,663)	42,292	29,033
Touchstone Baron Small Cap (Pinnacle™)	(57,912)	255,953	812,506	1,010,547	26,069	(549,349)	141,194	(1,628)	(383,714)	626,833	4,074,741	4,701,574	1,226	(25,057)	6,582	(17,249)
Touchstone Core Bond (Pinnacle™)	26,299	(26,695)	17,048	16,652	25,006	(155,604)	(443,240)	(599)	(574,437)	(557,785)	1,747,160	1,189,375	2,354	(14,449)	(42,074)	(54,169)
Touchstone Emerging Growth (Pinnacle™)	7,594	179,581	(53,865)	133,310	15,847	(93,767)	210,184	(348)	131,916	265,226	949,255	1,214,481	1,365	(8,277)	20,355	13,443
Touchstone Enhanced Dividend 30 (Pinnacle™)	93,147	128,187	246,030	467,364	287,588	(2,248,982)	(1,424,193)	(10,364)	(3,395,951)	(2,928,587)	17,889,266	14,960,679	26,960	(217,291)	(135,857)	(326,188)
Touchstone Enhanced ETF (Pinnacle™) (November 22)*	5	—	16	21	—	—	2,006	—	2,006	2,027	—	2,027	—	—	193	193
Touchstone Growth & Income (Pinnacle™)	2,229	39,244	6,654	48,127	2,651	(48,379)	30,271	(222)	(15,679)	32,448	633,533	665,981	247	(4,445)	2,277	(1,921)
Touchstone High Yield (Pinnacle™)	379,934	(274,780)	365,441	470,595	106,938	(1,082,257)	(5,103,264)	(1,891)	(6,080,474)	(5,609,879)	12,493,054	6,883,175	8,460	(87,991)	(434,136)	(513,667)
Touchstone Large Cap Growth (Pinnacle™)	(49,954)	(3,755,194)	5,230,333	1,425,185	52,289	(1,178,514)	(986,099)	(6,017)	(2,118,341)	(693,156)	12,462,836	11,769,680	3,028	(67,105)	(56,735)	(120,812)
Touchstone Moderate ETF (Pinnacle™) (November 22)*	105	—	15	120	—	—	20,493	—	20,493	20,613	—	20,613	—	—	2,011	2,011
Touchstone Money Market (Pinnacle™)	(6,343)	—	—	(6,343)	113,250	(10,900,753)	6,207,373	(3,077)	(4,583,207)	(4,589,550)	11,985,485	7,395,935	11,374	(1,094,966)	623,256	(460,336)
Touchstone Third Avenue Value (Pinnacle™)	(274,565)	1,281,395	4,462,724	5,469,554	216,158	(2,776,025)	(436,798)	(7,581)	(3,004,246)	2,465,308	24,714,885	27,180,193	6,021	(76,449)	(14,597)	(85,025)
Touchstone Value Plus (Pinnacle™)	(29,892)	270,165	190,057	430,330	8,969	(533,682)	(254,798)	(1,458)	(780,969)	(350,639)	5,407,084	5,056,445	866	(52,416)	(25,922)	(77,472)
Non-Affiliated:
JP Morgan Bond (Pinnacle IV™)	139,948	26,626	(45,845)	120,729	640,234	(326,166)	(714,960)	(1,483)	(402,375)	(281,646)	5,121,674	4,840,028	56,666	(29,073)	(64,422)	(36,829)
JP Morgan International Equity (Pinnacle IV™)	(3,733)	44,390	26,742	67,399	88,697	(12,202)	117,770	(191)	194,074	261,473	277,943	539,416	8,432	(1,131)	10,673	17,974
JP Morgan Mid Cap Value (Pinnacle IV™)	(4,764)	49,051	73,523	117,810	319,342	(46,502)	380,923	(332)	653,431	771,241	205,872	977,113	25,719	(3,539)	30,043	52,223
JP Morgan Bond (Pinnacle™)	577,429	115,275	(249,536)	443,168	93,357	(2,042,005)	(2,677,094)	(5,392)	(4,631,134)	(4,187,966)	19,515,546	15,327,580	6,881	(151,307)	(201,021)	(345,447)
JP Morgan International Equities (Pinnacle™)	(23,749)	218,643	270,962	465,856	4,221	(555,589)	133,240	(999)	(419,127)	46,729	3,191,162	3,237,891	441	(59,836)	12,707	(46,688)
JP Morgan Mid Cap Value (Pinnacle™) (May 1)*	(608)	4,945	14,397	18,734	499	(114)	213,230	(14)	213,601	232,335	—	232,335	49	(12)	20,166	20,203
Putnam VT New Opportunities (Pinnacle™) (May 7)**	(4,304)	74,615	(55,654)	14,657	—	(25,287)	(1,008,260)	(21)	(1,033,568)	(1,018,911)	1,018,911	—	—	(1,974)	(79,932)	(81,906)
Van Kampen UIF Emerging Markets Debt (Pinnacle™)	212,789	155,197	(200,012)	167,974	32,637	(339,231)	(391,632)	(1,096)	(699,322)	(531,348)	2,691,212	2,159,864	2,404	(24,810)	(29,512)	(51,918)
Van Kampen UIF U.S. Real Estate (Pinnacle™)	34,803	417,538	1,288,755	1,741,096	81,454	(459,015)	269,612	(1,965)	(109,914)	1,631,182	5,270,985	6,902,167	4,701	(26,447)	12,884	(8,862)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Pinnacle™)	30,545	54,667	1,501,880	1,587,092	150,757	(1,461,870)	446,460	(6,608)	(871,261)	715,831	16,535,818	17,251,649	12,033	(117,255)	35,611	(69,611)
Fidelity VIP II Contrafund (Pinnacle™)	(186,275)	(19,908)	2,660,809	2,454,626	159,136	(1,797,115)	1,090,418	(8,559)	(556,120)	1,898,506	17,940,820	19,839,326	11,123	(124,791)	75,930	(37,738)
Fidelity VIP III Growth & Income (Pinnacle™)	(41,480)	(618,991)	1,048,246	387,775	60,592	(1,089,248)	(826,294)	(3,982)	(1,858,932)	(1,471,157)	10,936,760	9,465,603	5,059	(90,784)	(68,226)	(153,951)
Fidelity VIP III Growth Opportunities (Pinnacle™)	(29,714)	(493,589)	711,274	187,971	11,339	(270,835)	(378,268)	(1,714)	(639,478)	(451,507)	4,126,589	3,675,082	1,272	(31,129)	(43,261)	(73,118)
Affliated Service Class:
Touchstone Money Market (Pinnacle IV™) (July 14)*	(17,809)	—	—	(17,809)	2,496,043	(1,437,957)	(1,791,616)	(1,071)	(734,601)	(752,410)	3,245,187	2,492,777	251,093	(144,848)	(180,779)	(74,534)
Non-Affliated Service Class:
MFS Capital Opportunities (Pinnacle IV™)	(7,755)	(9,366)	93,293	76,172	122,340	(31,576)	277,142	(221)	367,685	443,857	304,433	748,290	15,420	(4,008)	36,366	47,778
MFS Emerging Growth (Pinnacle IV™)	(7,940)	33,541	41,060	66,661	286,132	(41,187)	65,478	(294)	310,129	376,790	403,457	780,247	36,011	(5,429)	8,278	38,860
MFS Investors Growth Stock (Pinnacle IV™)	(7,675)	(4,428)	56,677	44,574	107,164	(23,859)	158,417	(190)	241,532	286,106	358,928	645,034	13,016	(2,968)	19,636	29,684
MFS Mid Cap Growth (Pinnacle IV™)	(16,825)	123,866	(12,090)	94,951	217,648	(108,400)	(108,770)	(401)	77	95,028	1,113,545	1,208,573	30,579	(15,336)	(21,288)	(6,045)

See accompanying notes.

* - 2004 inception date of division.

** - 2004 closing date of division.

11

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class (continued):
MFS New Discovery (Pinnacle IV™)	$(11,891)	$(8,230)	$54,158	$34,037	$107,425	$(38,034)	$57	$(361)	$69,087	$103,124	$766,896	$870,020	11,781	(4,452)	(144)	7,185
MFS Total Return (Pinnacle IV™)	1,150	35,734	529,989	566,873	1,692,018	(344,549)	119,411	(1,802)	1,465,078	2,031,951	4,914,446	6,946,397	156,609	(31,944)	11,052	135,717
Fidelity VIP Growth (Pinnacle™)	(53,368)	531,349	(374,371)	103,610	124,353	(680,965)	696,736	(2,476)	137,648	241,258	4,376,999	4,618,257	15,159	(86,074)	90,322	19,407
Fidelity VIP III Mid Cap (Pinnacle™)	(170,466)	778,033	2,114,171	2,721,738	86,464	(1,283,861)	2,507,785	(5,385)	1,305,003	4,026,741	10,549,727	14,576,468	4,071	(61,303)	122,724	65,492
MFS Capital Opportunities (Pinnacle™)	(25,161)	(175,593)	427,758	227,004	7,530	(180,494)	519,267	(1,012)	345,291	572,295	1,739,866	2,312,161	1,332	(31,495)	91,886	61,723
MFS Emerging Growth (Pinnacle™)	(15,568)	(249,160)	369,667	104,939	32,043	(93,900)	(270,581)	(638)	(333,076)	(228,137)	1,289,130	1,060,993	7,054	(21,386)	(62,127)	(76,459)
MFS Investors Growth Stock (Pinnacle™) (May 1)*	(2)	8	—	6	—	—	(3)	(3)	(6)	—	—	—	—	—	—	—
MFS Investors Trust (Pinnacle™) (May 7)**	(730)	13,386	(33,782)	(21,126)	—	(19,101)	(864,570)	(111)	(883,782)	(904,908)	904,908	—	—	(2,438)	(112,984)	(115,422)
MFS Mid Cap Growth (Pinnacle™)	(43,587)	30,983	379,711	367,107	20,349	(312,279)	(832,144)	(1,486)	(1,125,560)	(758,453)	3,873,264	3,114,811	3,290	(52,573)	(139,219)	(188,502)
MFS New Discovery (Pinnacle™)	(22,058)	(37,976)	110,901	50,867	17,572	(199,706)	(171,563)	(933)	(354,630)	(303,763)	1,805,844	1,502,081	2,405	(27,932)	(22,783)	(48,310)
MFS Total Return (Pinnacle™) (May 1)*	(430)	26	7,359	6,955	—	—	88,158	(22)	88,136	95,091	—	95,091	—	(2)	8,702	8,700
MFS Investors Trust (Pinnacle IV™) (May 7)**	(252)	3,887	(12,432)	(8,797)	15,079	(5,896)	(324,627)	(21)	(315,465)	(324,262)	324,262	—	1,673	(668)	(37,521)	(36,516)
MFS Research (Pinnacle IV™) (May 7)**	763	2,710	(5,188)	(1,715)	61,560	(459)	(136,051)	(3)	(74,953)	(76,668)	76,668	—	7,031	(53)	(16,019)	(9,041)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV™) (May 1)*	(648)	20	5,631	5,003	103,070	(85)	(26)	—	102,959	107,962	—	107,962	10,429	(8)	—	10,421
Fidelity VIP Balanced (Pinnacle IV™) (May 1)*	(2,130)	1,081	28,932	27,883	348,247	(12,583)	320,451	(115)	656,000	683,883	118,078	801,961	31,132	(1,129)	28,680	58,683
Fidelity VIP Contrafund (Pinnacle IV™)	(61,906)	417,681	334,237	690,012	1,560,796	(250,066)	1,111,144	(1,902)	2,419,972	3,109,984	3,595,279	6,705,263	138,326	(22,156)	95,339	211,509
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV™)	(594)	45	831	282	1,878	(100)	17,168	(15)	18,931	19,213	32,482	51,695	196	(11)	1,642	1,827
Fidelity VIP Equity-Income (Pinnacle IV™)	(15,474)	59,729	659,863	704,118	1,808,811	(393,894)	575,015	(1,885)	1,988,047	2,692,165	5,612,242	8,304,407	177,141	(38,414)	56,033	194,760
Fidelity VIP Growth (Pinnacle IV™)	(36,418)	255,233	(146,922)	71,893	718,581	(151,590)	(556,662)	(1,481)	8,848	80,741	3,062,787	3,143,528	86,120	(18,644)	(63,984)	3,492
Fidelity VIP Growth & Income (Pinnacle IV™)	(31,495)	49,466	165,294	183,265	1,131,932	(251,291)	1,206,009	(1,646)	2,085,004	2,268,269	2,589,256	4,857,525	115,599	(25,719)	121,227	211,107
Fidelity VIP Growth Opportunities (Pinnacle IV™) (May 1)*	(2,921)	15,704	(39)	12,744	119,358	(17,582)	(29,834)	(126)	71,816	84,560	197,275	281,835	12,503	(1,972)	(3,043)	7,488
Fidelity VIP High Income (Pinnacle IV™)	247,343	(161,465)	(6,716)	79,162	665,838	(83,184)	(1,463,114)	(201)	(880,661)	(801,499)	3,155,407	2,353,908	57,456	(7,089)	(134,851)	(84,484)
Fidelity VIP Investment Grade Bond (Pinnacle IV™) (May 1)*	(663)	224	2,793	2,354	33,867	(1,971)	149,353	(41)	181,208	183,562	—	183,562	3,284	(195)	14,698	17,787
Fidelity VIP Mid Cap (Pinnacle IV™)	(66,822)	537,365	555,034	1,025,577	1,091,538	(228,631)	291,861	(1,520)	1,153,248	2,178,825	3,865,170	6,043,995	83,601	(17,404)	18,980	85,177
Fidelity VIP Overseas (Pinnacle IV™) (May 1)*	(332)	40	6,245	5,953	47,386	(388)	4,943	(6)	51,935	57,888	—	57,888	4,748	(36)	522	5,234
Fidelity VIP Balanced (Pinnacle™) (May 1)*	(3,847)	161	23,994	20,308	206	(14,990)	517,607	(178)	502,645	522,953	—	522,953	20	(1,511)	51,296	49,805
Fidelity VIP Dynamic Capital Appreciation (Pinnacle™) (May 1)*	(1,127)	(6)	2,680	1,547	99	(2,611)	157,649	(67)	155,070	156,617	—	156,617	10	(271)	14,953	14,692
Fidelity VIP High Income (Pinnacle™) (May 1)*	(9,347)	6,129	86,638	83,420	954	(11,612)	3,984,389	(101)	3,973,630	4,057,050	—	4,057,050	91	(1,104)	378,413	377,400
Fidelity VIP Investment Grade Bond (Pinnacle™) (May 1)*	(3,998)	540	24,878	21,420	15,658	(16,913)	579,932	(172)	578,505	599,925	—	599,925	1,523	(1,694)	58,247	58,076
Fidelity VIP Overseas (Pinnacle™) (May 1)*	(254)	97	6,079	5,922	13,720	(389)	31,879	(11)	45,199	51,121	—	51,121	1,396	(39)	3,261	4,618
Non-Affiliated Service Shares:
Janus Aspen Growth (Pinnacle™) (May 7)**	(3,631)	13,721	(15,522)	(5,432)	1,476	(11,766)	(788,677)	(172)	(799,139)	(804,571)	804,571	—	245	(1,988)	(132,576)	(134,319)
Janus Aspen Mid Cap Growth (Pinnacle™) (May 7)**	(3,962)	(53,260)	203,968	146,746	7,175	(23,282)	(905,340)	(172)	(921,619)	(774,873)	774,873	—	1,841	(5,967)	(200,326)	(204,452)
Janus Aspen Mid Cap Growth (Pinnacle IV™) (May 7)**	(956)	26,919	(22,801)	3,162	51,148	(5,311)	(269,391)	(61)	(223,615)	(220,453)	220,453	—	5,993	(632)	(32,115)	(26,754)
Janus Aspen Growth (Pinnacle IV™) (May 7)**	(1,524)	7,577	(17,553)	(11,500)	14,916	(6,854)	(306,474)	(49)	(298,461)	(309,961)	309,961	—	1,772	(826)	(37,498)	(36,552)
Janus Aspen Worldwide Growth (Pinnacle IV™) (May 7)**	(3,908)	86,501	(106,742)	(24,149)	24,796	(17,893)	(695,387)	(156)	(688,640)	(712,789)	712,789	—	2,867	(2,086)	(85,035)	(84,254)
Janus Aspen International Growth (Pinnacle IV™) (May 7)**	(1,216)	27,187	(26,586)	(615)	112,018	(2,279)	(377,252)	(54)	(267,567)	(268,182)	268,182	—	11,385	(235)	(39,894)	(28,744)
Non-Affiliated Institutional Shares:
Janus Aspen Worldwide Growth (Pinnacle™) (May 7)**	(65,007)	541,695	(776,748)	(300,060)	11,509	(420,931)	(13,360,482)	(2,805)	(13,772,709)	(14,072,769)	14,072,769	—	984	(36,547)	(1,223,182)	(1,258,745)
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)	43,993	18,380	(15,188)	47,185	219,395	(28,243)	86,000	(145)	277,007	324,192	327,753	651,945	15,197	(1,979)	5,803	19,021
Van Kampen UIF U.S. Real Estate (Pinnacle IV™)	14,054	254,905	614,517	883,476	1,367,543	(145,126)	246,934	(881)	1,468,470	2,351,946	1,685,430	4,037,376	92,985	(9,500)	13,841	97,326
Franklin Growth and Income Securities (Pinnacle™) (January 6)*	191,973	404,534	785,120	1,381,627	70,529	(1,470,768)	(166,264)	(10,565)	(1,577,068)	(195,441)	15,847,552	15,652,111	5,907	(122,687)	(14,430)	(131,210)
Franklin Income Securities (Pinnacle™) (January 6)*	592,336	1,252,949	1,882,390	3,727,675	110,953	(3,810,549)	(1,455,192)	(10,339)	(5,165,127)	(1,437,452)	33,080,521	31,643,069	8,468	(289,647)	(112,772)	(393,951)
Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (Pinnacle IV™)	(3,474)	3,875	15,118	15,519	1,855	(17,648)	(56,365)	(102)	(72,260)	(56,741)	293,702	236,961	257	(2,196)	(6,672)	(8,611)
Putnam VT Growth and Income (Pinnacle IV™)	(60)	8,712	101,005	109,657	337,917	(77,126)	39,476	(664)	299,603	409,260	919,102	1,328,362	34,571	(7,896)	4,200	30,875
Putnam VT International Equity (Pinnacle IV™)	(289)	29,121	36,140	64,972	120,569	(20,410)	(5,360)	(255)	94,544	159,516	383,423	542,939	11,629	(2,033)	(463)	9,133
Putnam VT New Opportunities (Pinnacle IV™) (January 6)* (May 7)**	(1,196)	12,844	(6,262)	5,386	311	(13,016)	(296,875)	(5)	(309,585)	(304,199)	304,199	—	24	(1,019)	(23,478)	(24,473)
Putnam VT Small Cap Value (Pinnacle IV™)	(48,329)	172,140	881,241	1,005,052	1,205,596	(239,680)	1,629,348	(1,253)	2,594,011	3,599,063	2,423,683	6,022,746	92,228	(18,133)	125,984	200,079

See accompanying notes.

* - 2004 inception date of division

** - 2004 closing date of division.

Non-Affiliated Class 1B Shares (continued):
Putnam VT The George Putnam Fund of Boston (Pinnacle IV™) (January 6)*	$(2,217)	$760	$26,642	$25,185	$261,914	$(8,881)	$79,836	$(19)	$332,850	$358,035	$36,238	$394,273	23,609	(780)	7,106	29,935
Putnam VT Voyager (Pinnacle IV™) (January 6)*	(2,389)	831	13,548	11,990	24,584	(8,494)	99,362	(41)	115,411	127,401	119,001	246,402	2,121	(711)	8,766	10,176
Putnam VT Discovery Growth (Pinnacle™)	(1,498)	7,104	(5,222)	384	301	(25,519)	(30,532)	(10)	(55,760)	(55,376)	132,119	76,743	38	(3,340)	(4,075)	(7,377)
Putnam VT Growth and Income (Pinnacle™)	2,302	73,284	(3,893)	71,693	14,347	(59,275)	(151,963)	(129)	(197,020)	(125,327)	853,474	728,147	1,479	(6,129)	(15,173)	(19,823)

12

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Net realized gain (loss) on sale of investments	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Putnam VT International Equity (Pinnacle™)	4,814	49,309	106,109	160,232	845	(228,115)	115,333	(429)	(112,366)	47,866	1,263,296	1,311,162	84	(23,075)	10,954	(12,037)
Putnam VT Small Cap Value (Pinnacle™)	(37,279)	180,244	678,320	821,285	258,991	(353,012)	797,255	(1,527)	701,707	1,522,992	3,407,905	4,930,897	17,403	(26,735)	54,748	45,416
Putnam VT The George Putnam Fund of Boston (Pinnacle™) (January 6)*	3,008	5,392	17,479	25,879	—	(12,439)	(14,708)	(205)	(27,352)	(1,473)	419,853	418,380	—	(1,125)	(1,372)	(2,497)
Putnam VT Voyager (Pinnacle™) (January 6)*	(2,932)	2,424	9,394	8,886	—	(41,488)	218,865	(179)	177,198	186,084	92,310	278,394	—	(3,728)	18,777	15,049
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV™) (January 6)*	9,810	19,811	58,630	88,251	398,291	(89,155)	82,418	(349)	391,205	479,456	660,235	1,139,691	33,363	(7,359)	6,818	32,822
Franklin Income Securities (Pinnacle IV™) (January 6)*	58,888	83,950	355,107	497,945	1,335,651	(234,223)	897,592	(990)	1,998,030	2,495,975	2,620,452	5,116,427	102,729	(18,061)	69,639	154,307
Franklin Large Cap Growth Securities (Pinnacle IV™) (January 6)*	(6,354)	16,010	33,898	43,554	436,115	(38,152)	142,523	(101)	540,385	583,939	288,107	872,046	35,972	(3,212)	12,000	44,760
Franklin Mutual Shares Securities (Pinnacle IV™) (January 6)*	(9,758)	68,611	120,205	179,058	774,811	(65,631)	266,538	(455)	975,263	1,154,321	841,640	1,995,961	62,751	(5,334)	21,535	78,952
Templeton Foreign Securities Fund (Pinnacle IV™) (January 6)*	(2,765)	18,293	131,106	146,634	414,655	(17,564)	304,386	(252)	701,225	847,859	329,676	1,177,535	31,890	(1,373)	23,537	54,054
Templeton Growth Securities (Pinnacle IV™) (January 6)*	(3,793)	41,312	60,356	97,875	438,024	(23,355)	516,202	(156)	930,715	1,028,590	464,211	1,492,801	33,911	(1,849)	35,571	67,633
Van Kampen LIT Comstock (Pinnacle IV™) (January 6)*	(7,498)	15,924	123,618	132,044	423,997	(40,936)	376,943	(178)	759,826	891,870	255,914	1,147,784	33,596	(3,054)	29,551	60,093
Van Kampen LIT Emerging Growth (Pinnacle IV™) (January 6)*	(4,387)	(6,845)	22,675	11,443	291,591	(13,945)	65,925	(38)	343,533	354,976	37,476	392,452	24,321	(1,183)	5,014	28,152
Van Kampen UIF Emerging Markets Equity (Pinnacle IV™) (January 6)*	(4,175)	16,376	125,373	137,574	218,999	(31,878)	437,093	(79)	624,135	761,709	283,491	1,045,200	14,352	(2,012)	27,932	40,272
Franklin Large Cap Growth Securities (Pinnacle™) (January 6)*	(2,636)	19,137	10,857	27,358	26,854	(47,221)	219,804	(111)	199,326	226,684	186,497	413,181	2,254	(3,948)	18,633	16,939
Franklin Mutual Shares Securities (Pinnacle™) (January 6)*	(11,310)	149,035	73,436	211,161	37,576	(257,717)	318,709	(852)	97,716	308,877	1,785,809	2,094,686	2,984	(20,605)	25,900	8,279
Templeton Foreign Securities Fund (Pinnacle™) (January 6)*	(3,347)	58,178	152,629	207,460	20,542	(173,058)	355,107	(296)	202,295	409,755	1,033,229	1,442,984	1,632	(13,332)	27,731	16,031
Templeton Growth Securities (Pinnacle™) (January 6)*	(2,111)	13,389	148,672	159,950	36,022	(31,378)	824,585	(472)	828,757	988,707	403,965	1,392,672	2,820	(2,395)	64,928	65,353
Van Kampen LIT Comstock (Pinnacle™) (January 6)*	(4,933)	49,663	58,154	102,884	32,078	(66,757)	420,238	(220)	385,339	488,223	394,634	882,857	2,514	(5,048)	32,492	29,958
Van Kampen LIT Emerging Growth (Pinnacle™) (January 6)*	(2,337)	(7,954)	12,263	1,972	20,367	(23,815)	143,141	(40)	139,653	141,625	88,210	229,835	1,726	(2,077)	11,256	10,905
Van Kampen UIF Emerging Markets Equity (Pinnacle™) (January 6)*	(1,666)	16,251	24,586	39,171	3,624	(44,035)	138,997	(97)	98,489	137,660	202,007	339,667	243	(3,010)	8,183	5,416
Non-Affiliated Class A:
Scudder VIT EAFE Equity Index (Pinnacle IV™)	(1,684)	1,880	92,986	93,182	2,800	(38,513)	354,565	(193)	318,659	411,841	168,095	579,936	285	(3,853)	37,728	34,160
Scudder VIT Equity 500 Index (Pinnacle IV™)	(6,119)	164,777	(6,713)	151,945	51,892	(90,975)	(95,765)	(383)	(135,231)	16,714	1,810,787	1,827,501	5,657	(9,722)	(10,524)	(14,589)
Scudder VIT Small Cap Index (Pinnacle IV™)	(2,641)	57,217	(18,330)	36,246	1,328	(28,518)	169	(116)	(27,137)	9,109	270,754	279,863	113	(2,359)	(359)	(2,605)
Scudder VIT EAFE Equity Index (Pinnacle™)	(84,860)	380,806	2,177,862	2,473,808	49,775	(1,123,943)	11,701,990	(6,072)	10,621,750	13,095,558	2,026,234	15,121,792	5,529	(123,865)	1,345,944	1,227,608
Scudder VIT Equity 500 Index (Pinnacle™)	(44,770)	660,517	929,536	1,545,283	53,402	(2,086,797)	(85,511)	(8,812)	(2,127,718)	(582,435)	18,813,325	18,230,890	4,580	(178,545)	(9,051)	(183,016)
Scudder VIT Small Cap Index (Pinnacle™)	(47,674)	188,500	563,199	704,025	20,013	(519,747)	(313,120)	(1,674)	(814,528)	(110,503)	5,388,377	5,277,874	1,675	(43,362)	(30,531)	(72,218)
Non-Affiliated Class B:
Scudder VIT EAFE Equity Index (Pinnacle IV™)	(4,674)	2,206	168,886	166,418	298,089	(60,907)	784,808	(444)	1,021,546	1,187,964	61,047	1,249,011	27,362	(5,706)	77,054	98,710
Scudder VIT Equity 500 Index (Pinnacle IV™)	(32,566)	219,953	227,616	415,003	1,038,797	(465,795)	200,807	(800)	773,009	1,188,012	4,242,190	5,430,202	97,482	(43,991)	17,927	71,418
Scudder VIT Small Cap Index (Pinnacle IV™)	(11,101)	121,635	(11,900)	98,634	148,472	(61,916)	(187,113)	(327)	(100,884)	(2,250)	955,964	953,714	13,141	(5,317)	(19,833)	(12,009)

See accompanying notes.

* - 2004 inception date of division

** - 2004 closing date of division.

13

Separate Account II

of

Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2005

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

Integrity Life Insurance Company (“Integrity”), a wholly owned subsidiary of The Western and Southern Life Insurance Company (“W&S”), established Separate Account II (the “Separate Account”) on May 21, 1992, for the purpose of issuing flexible premium variable annuity contracts (“contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment divisions, or for certain contract holders, to one or more fixed guaranteed rate options of Integrity’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in Integrity’s general account. Such options include a guaranteed interest division.

The Separate Account divisions invest in shares of the corresponding portfolios of the following funds or insurance trust funds (“Funds”): Variable Insurance Products Fund (“VIP”), Variable Insurance Products Fund II (“VIP II”), and Variable Insurance Products Fund III (“VIP III”), part of the Fidelity Investments group of companies (collectively, “Fidelity’s VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”); MFS Variable Insurance Trust Funds (“MFS Funds”); Putnam Variable Trust Funds (“Putnam Funds”); Scudder VIT Funds (“Scudder Funds”), Touchstone Variable Series Trust Funds (“Touchstone Funds”), Van Kampen Universal Institutional Funds Portfolios (“Van Kampen UIF Funds”) and Van Kampen Life Investment Trust Portfolios (“Van Kampen LIT Portfolios”). Fidelity Management and Research Company serves as investment adviser to Fidelity’s VIP Funds. The investment advisers of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers,

14

Inc. J.P. Morgan Investment Management, Inc. is the investment adviser to the JPM Series. Massachusetts Financial Services Company (“MFS Funds”) is the investment adviser to the MFS Funds.

Putnam Investment Management, LLC serves as the investment adviser of the Putnam Funds. The investment adviser for the Scudder Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. Morgan Stanley Investment Management, Inc. is the investment adviser for the Van Kampen UIF Funds. Van Kampen Asset Management, Inc. manages the Van Kampen LIT Portfolios.

The contract holder’s account value in a Separate Account division, also referred to as subaccount, will vary depending on the performance of the corresponding portfolio, also referred to as underlying fund. The Separate Account currently has one hundred sixteen  investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio’s prospectus for a description of investment objectives.

The assets of the Separate Account are owned by Integrity. The portion of the Separate Account’s assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of Integrity.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Investments

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares are determined based on the identified cost basis.

15

Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and administrative charges.

Taxes

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is not taxed as a regulated investment company under Subchapter L of the Internal Revenue Code. Under the provisions of the policies, Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

16

2. Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2005 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2005) and the cost of shares held at December 31, 2005 for each division were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV™)	$955,083	$235,865	$796,371
Touchstone Balanced (Pinnacle IV™)	616,620	158,978	1,153,877
Touchstone Baron Small Cap (Pinnacle IV™)	1,078,521	585,033	2,414,352
Touchstone Conservative ETF (Pinnacle IV™)	1,641,930	113,331	1,530,769
Touchstone Core Bond (Pinnacle IV™)	658,232	338,013	1,385,637
Touchstone Emerging Growth (Pinnacle IV™)	795,691	487,534	1,662,892
Touchstone Enhanced Dividend 30 (Pinnacle IV™)	562,458	705,183	1,629,775
Touchstone Enhanced ETF (Pinnacle IV™)	1,048,054	10,786	1,075,676
Touchstone Growth & Income (Pinnacle IV™)	336,164	156,127	1,026,280
Touchstone High Yield (Pinnacle IV™)	5,378,829	7,306,923	3,046,334
Touchstone Large Cap Growth (Pinnacle IV™)	35,674	140,866	227,106
Touchstone Moderate ETF (Pinnacle IV™)	2,358,385	448,996	1,946,413
Touchstone Money Market (Pinnacle IV™)	141	71	4,556
Touchstone Third Avenue Value (Pinnacle IV™)	4,118,767	1,886,466	9,030,974
Touchstone Value Plus (Pinnacle IV™)	49,262	85,418	663,540
Touchstone Aggressive ETF (Pinnacle™)	848,161	447,722	655,223
Touchstone Balanced (Pinnacle™)	267,843	664,200	1,543,035
Touchstone Baron Small Cap (Pinnacle™)	1,266,559	1,337,052	3,576,104
Touchstone Conservative ETF (Pinnacle™)	179,684	9,795	170,158
Touchstone Core Bond (Pinnacle™)	322,979	332,985	1,203,678
Touchstone Emerging Growth (Pinnacle™)	751,559	773,563	1,166,423
Touchstone Enhanced Dividend 30 (Pinnacle™)	1,775,400	4,928,694	11,084,582
Touchstone Enhanced ETF (Pinnacle™)	2,875,036	84,593	2,796,016
Touchstone Growth & Income (Pinnacle™)	42,911	199,362	473,252
Touchstone High Yield (Pinnacle™)	5,772,758	7,269,601	5,456,603
Touchstone Large Cap Growth (Pinnacle™)	32,614	3,306,537	8,096,757
Touchstone Moderate ETF (Pinnacle™)	1,516,794	49,424	1,489,828
Touchstone Money Market (Pinnacle™)	19,407,528	14,381,788	12,419,321
Touchstone Third Avenue Value (Pinnacle™)	3,511,984	6,776,497	17,784,859
Touchstone Value Plus (Pinnacle™)	20,307	1,205,502	2,942,333
Non-Affiliated:
JP Morgan Bond (Pinnacle IV™)	946,638	696,189	5,084,373
JP Morgan International Equity (Pinnacle IV™)	277,383	145,238	627,578
JP Morgan Mid Cap Value (Pinnacle IV™)	866,775	431,051	1,370,289
JP Morgan Bond (Pinnacle™)	937,686	4,360,968	11,834,408
JP Morgan International Equities (Pinnacle™)	692,117	1,776,701	1,835,115
JP Morgan Mid Cap Value (Pinnacle™)	464,893	202,469	501,740
Van Kampen UIF Emerging Markets Debt (Pinnacle™)	397,667	578,099	1,757,966
Van Kampen UIF U.S. Real Estate (Pinnacle™)	712,482	2,230,868	3,969,908
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Pinnacle™)	1,351,675	5,737,031	11,065,676
Fidelity VIP II Contrafund (Pinnacle™)	4,174,123	5,130,798	14,488,038

17

Division	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP III Growth & Income (Pinnacle™)	$412,702	$2,807,731	$6,042,151
Fidelity VIP III Growth Opportunities (Pinnacle™)	223,090	1,494,169	2,013,270
Affiliated Service Class:
Touchstone Money Market (Pinnacle IV™)	11,527,593	7,115,771	6,904,986
Non-Affiliated Service Class:
MFS Capital Opportunities (Pinnacle IV™)	103,333	207,402	582,421
MFS Emerging Growth (Pinnacle IV™)	128,746	157,577	691,597
MFS Investors Growth Stock (Pinnacle IV™)	26,813	134,894	486,922
MFS Mid Cap Growth (Pinnacle IV™)	162,307	556,246	736,049
MFS New Discovery (Pinnacle IV™)	25,600	346,426	474,184
MFS Total Return (Pinnacle IV™)	1,336,990	1,073,176	6,382,482
Fidelity VIP Growth (Pinnacle™)	346,594	2,295,909	2,564,729
Fidelity VIP III Mid Cap (Pinnacle™)	2,035,620	3,976,191	9,833,460
MFS Capital Opportunities (Pinnacle™)	40,249	1,094,823	1,356,664
MFS Emerging Growth (Pinnacle™)	45,111	279,727	969,913
MFS Mid Cap Growth (Pinnacle™)	133,022	1,343,860	1,673,929
MFS New Discovery (Pinnacle™)	39,329	664,505	845,401
MFS Total Return (Pinnacle™)	513,261	68,418	536,078
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV™)	123,178	17,599	208,709
Fidelity VIP Balanced (Pinnacle IV™)	233,988	110,763	891,748
Fidelity VIP Contrafund (Pinnacle IV™)	3,770,249	1,980,560	8,121,603
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV™)	156,558	97,035	125,346
Fidelity VIP Equity-Income (Pinnacle IV™)	1,247,757	1,100,900	7,066,944
Fidelity VIP Growth (Pinnacle IV™)	1,881,082	1,163,697	3,713,478
Fidelity VIP Growth & Income (Pinnacle IV™)	777,630	674,399	4,734,005
Fidelity VIP Growth Opportunities (Pinnacle IV™)	113,316	25,819	353,863
Fidelity VIP High Income (Pinnacle IV™)	5,516,708	6,504,536	1,266,832
Fidelity VIP Investment Grade Bond (Pinnacle IV™)	676,160	54,844	801,756
Fidelity VIP Mid Cap (Pinnacle IV™)	2,281,645	1,398,927	6,067,392
Fidelity VIP Overseas (Pinnacle IV™)	190,033	18,347	226,189
Fidelity VIP Asset Manager (Pinnacle™)	244,666	5,932	238,682
Fidelity VIP Balanced (Pinnacle™)	105,504	238,869	372,542
Fidelity VIP Dynamic Capital Appreciation (Pinnacle™)	143,736	108,357	198,977
Fidelity VIP High Income (Pinnacle™)	12,860,136	16,588,304	199,141
Fidelity VIP Investment Grade Bond (Pinnacle™)	764,328	318,776	1,021,553
Fidelity VIP Overseas (Pinnacle™)	243,728	31,375	262,266
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)	399,896	147,100	891,734
Van Kampen UIF U.S. Real Estate (Pinnacle IV™)	1,197,870	1,043,495	3,652,581
Franklin Growth and Income Securities (Pinnacle™)	805,277	4,425,872	9,588,695
Franklin Income Securities (Pinnacle™)	2,880,830	6,543,403	21,861,367
Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (Pinnacle IV™)	207,825	252,540	185,339
Putnam VT Growth and Income (Pinnacle IV™)	268,671	199,706	1,222,515
Putnam VT International Equity (Pinnacle IV™)	608,930	159,942	937,337
Putnam VT Small Cap Value (Pinnacle IV™)	1,421,550	1,711,841	4,918,734

18

Division	Purchases	Sales	Cost
Putnam VT The George Putnam Fund of Boston (Pinnacle IV™)	71,021	71,507	370,052
Non-Affiliated Class 1B Shares (continued):
Putnam VT Voyager (Pinnacle IV™)	$38,526	$101,493	$169,494
Putnam VT Discovery Growth (Pinnacle™)	433,090	464,244	32,780
Putnam VT Growth and Income (Pinnacle™)	48,217	289,906	422,827
Putnam VT International Equity (Pinnacle™)	488,852	586,616	1,126,912
Putnam VT Small Cap Value (Pinnacle™)	1,468,955	3,020,674	3,082,276
Putnam VT The George Putnam Fund of Boston (Pinnacle™)	7,142	106,342	277,117
Putnam VT Voyager (Pinnacle™)	1,412	170,007	99,451
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV™)	302,810	221,112	1,116,221
Franklin Income Securities (Pinnacle IV™)	2,652,255	1,132,392	6,178,402
Franklin Large Cap Growth Securities (Pinnacle IV™)	505,310	311,151	1,033,860
Franklin Mutual Shares Securities (Pinnacle IV™)	1,570,211	418,111	3,015,130
Templeton Foreign Securities (Pinnacle IV™)	1,243,467	172,513	2,130,689
Templeton Growth Securities (Pinnacle IV™)	1,418,847	1,049,066	1,837,609
Van Kampen LIT Comstock (Pinnacle IV™)	565,233	160,591	1,434,624
Van Kampen LIT Emerging Growth (Pinnacle IV™)	70,496	72,206	368,267
Van Kampen UIF Emerging Markets Equity (Pinnacle IV™)	796,192	697,723	1,210,890
Franklin Large Cap Growth Securities (Pinnacle™)	347,293	248,600	497,272
Franklin Mutual Shares Securities (Pinnacle™)	2,256,680	568,842	3,612,248
Templeton Foreign Securities (Pinnacle™)	1,737,489	557,481	2,518,230
Templeton Growth Securities (Pinnacle™)	2,110,903	434,587	2,974,548
Van Kampen LIT Comstock (Pinnacle™)	641,190	237,394	1,212,545
Van Kampen LIT Emerging Growth (Pinnacle™)	117,042	217,722	129,769
Van Kampen UIF Emerging Markets Equity (Pinnacle™)	604,170	162,776	773,506
Non-Affiliated Class A:
Scudder VIT EAFE Equity Index (Pinnacle IV™)	86,010	652,965	—
Scudder VIT Equity 500 Index (Pinnacle IV™)	30,291	526,105	1,169,195
Scudder VIT Small Cap Index (Pinnacle IV™)	56,603	136,984	174,658
Scudder VIT EAFE Equity Index (Pinnacle™)	512,766	15,396,594	—
Scudder VIT Equity 500 Index (Pinnacle™)	709,976	5,938,579	10,862,856
Scudder VIT Small Cap Index (Pinnacle™)	931,710	2,671,513	3,095,689
Non-Affiliated Class B:
Scudder VIT EAFE Equity Index (Pinnacle IV™)	207,899	1,428,772	—
Scudder VIT Equity 500 Index (Pinnacle IV™)	811,677	801,979	4,753,445
Scudder VIT Small Cap Index (Pinnacle IV™)	168,581	505,694	532,411

19

3. Expenses

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. Three contracts are currently offered by the Separate Account: Pinnacle, Pinnacle IV and Select 10 Plus.   The Pinnacle and Pinnacle IV contracts have a deferred sales load charge.  Pinnacle charges 1.20% and 0.15%, Pinnacle IV charges 1.30% and 0.15%, and Select 10 Plus charges 1.20% and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. These charges are deducted on a daily basis.  In addition, an annual administrative charge of $30 per contract is assessed if the participant’s account value is less than $50,000 at the end of any participation year prior to the participant’s retirement date (as defined by the participant’s contract).

Integrity also deducts an amount quarterly to cover the cost of any additional benefits provided under the policy by rider.  Both the cost of insurance charge and the charge for riders are deducted on a quarterly anniversary day.

20

4. Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, and total returns are presented for the periods ended December 31, 2005, 2004, 2003, 2002 and 2001 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2005 and 2004).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated:
Touchstone Aggressive ETF (Pinnacle IV™)
	2005	78	$10.59	$830	0.00%	1.45%	3.12%
	2004	7	10.27	67	13.95%	1.45%	2.70%
Touchstone Balanced (Pinnacle IV™)
	2005	95	12.56	1,193	1.80%	1.45%	5.07%
	2004	62	11.95	736	1.17%	1.45%	7.95%
	2003	32	11.07	32	1.48%	1.45%	19.81%
	2002	1	9.24	12	0.49%	1.45%	(7.60)%
Touchstone Baron Small Cap (Pinnacle IV™)
	2005	192	14.90	2,853	0.00%	1.45%	6.13%
	2004	154	14.04	2,169	0.00%	1.45%	26.03%
	2003	104	11.14	104	0.00%	1.45%	31.52%
	2002	73	8.47	616	0.00%	1.45%	(15.38)%
	2001	15	10.01	155	0.00%	1.45%	0.10%
Touchstone Conservative ETF (Pinnacle IV™)
	2005	151	10.34	1,559	0.00%	1.45%	3.45%
Touchstone Core Bond (Pinnacle IV™)
	2005	128	10.89	1,395	0.00%	1.45%	0.21%
	2004	97	10.87	1,055	5.06%	1.45%	1.78%
	2003	58	10.68	58	5.86%	1.45%	2.01%
	2002	7	10.47	70	18.52%	1.45%	4.70%
Touchstone Emerging Growth (Pinnacle IV™)
	2005	106	13.97	1,487	5.05%	1.45%	13.63%
	2004	113	12.29	1,387	2.40%	1.45%	10.42%
	2003	66	11.13	66	0.00%	1.45%	45.11%
	2002	1	7.67	6	3.93%	1.45%	(23.30)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

21

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated:
Touchstone Enhanced Dividend 30 (Pinnacle IV™)
	2005	155		$10.52	$1,632	0.00%	1.45%	(4.46)%
	2004	168		11.01	1,848	2.82%	1.45%	3.67%
	2003	136		10.62	136	4.46%	1.45%	29.99%
Touchstone Enhanced ETF (Pinnacle IV™)
	2005	102		10.97	1,115	0.00%	1.45%	4.49%
	2004	4		10.50	38	11.59%	1.45%	5.00%
Touchstone Growth & Income (Pinnacle IV™)
	2005	87		11.77	1,018	0.03%	1.45%	0.39%
	2004	75		11.72	874	2.60%	1.45%	8.42%
	2003	32		10.81	32	9.35%	1.45%	31.03%
Touchstone High Yield (Pinnacle IV™)
	2005	237		13.08	3,096	0.00%	1.45%	1.78%
	2004	385		12.85	4,947	13.33%	1.45%	7.98%
	2003	124		11.90	124	4.49%	1.45%	22.18%
	2002	133		9.74	1,299	19.75%	1.45%	(2.60)%
Touchstone Large Cap Growth (Pinnacle IV™)
	2005	27		9.17	250	0.07%	1.45%	(1.36)%
	2004	38		9.30	355	0.84%	1.45%	13.28%
	2003	42		8.21	42	0.17%	1.45%	30.32%
	2002	21		6.30	134	0.00%	1.45%	(31.45)%
	2001	10		9.19	88	0.00%	1.45%	(8.10)%
Touchstone Moderate ETF (Pinnacle IV™)
	2005	191		10.50	2,005	0.00%	1.45%	2.43%
	2004	3		10.25	36	5.21%	1.45%	2.50%
Touchstone Money Market (Pinnacle IV™)
	2005	—	*	10.11	5	3.14%	1.45%	1.67%
	2004	—	*	9.94	4	1.27%	1.45%	(0.10)%
	2003	1		9.95	1	1.03%	1.45%	(0.50)%
	2002	74		10.00	739	0.76%	1.45%	0.00%
Touchstone Third Avenue Value (Pinnacle IV™)
	2005	728		16.02	11,672	0.88%	1.45%	15.71%
	2004	586		13.85	8,119	0.30%	1.45%	24.10%
	2003	429		11.16	429	0.33%	1.45%	38.12%
	2002	311		8.08	2,514	2.06%	1.45%	(18.63)%
	2001	57		9.93	569	1.10%	1.45%	(0.70)%
Touchstone Value Plus (Pinnacle IV™)
	2005	66		10.93	723	0.00%	1.45%	0.69%
	2004	68		10.86	743	0.75%	1.45%	8.93%
	2003	62		9.97	62	1.04%	1.45%	27.82%
Touchstone Aggressive ETF (Pinnacle™)
	2005	64		10.60	679	0.00%	1.35%	3.22%
	2004	24		10.27	246	7.93%	1.35%	2.70%
Touchstone Balanced (Pinnacle™)
	2005	134		12.61	1,692	1.23%	1.35%	5.18%
	2004	173		11.99	2,071	0.86%	1.35%	8.21%
	2003	144		11.08	144	0.82%	1.35%	19.91%
	2002	62		9.24	570	6.52%	1.35%	(7.60)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

22

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap (Pinnacle™)
	2005	186		$26.86	$4,985	0.00%	1.35%	6.24%
	2004	186		25.28	4,702	0.00%	1.35%	26.08%
	2003	203		20.05	203	0.00%	1.35%	31.65%
	2002	236		15.23	3,595	0.00%	1.35%	(15.25)%
	2001	243		17.97	4,368	0.00%	1.35%	5.15%
Touchstone Conservative ETF (Pinnacle™)
	2005	17		10.36	175	0.00%	1.35%	1.93%
Touchstone Core Bond (Pinnacle™)
	2005	110		10.93	1,200	0.00%	1.35%	0.31%
	2004	109		10.90	1,189	3.09%	1.35%	1.87%
	2003	163		10.70	163	3.15%	1.35%	2.10%
	2002	185		10.48	1,937	15.32%	1.35%	4.80%
Touchstone Emerging Growth (Pinnacle™)
	2005	74		14.02	1,031	4.98%	1.35%	13.74%
	2004	99		12.32	1,214	2.07%	1.35%	10.49%
	2003	85		11.15	85	0.00%	1.35%	45.37%
	2002	40		7.67	303	3.14%	1.35%	(23.30)%
Touchstone Enhanced Dividend 30 (Pinnacle™)
	2005	1,078		10.56	11,381	0.00%	1.35%	(4.36)%
	2004	1,355		11.04	14,961	1.96%	1.35%	3.76%
	2003	1,681		10.64	1,681	3.96%	1.35%	30.07%
	2002	3		8.18	25	1.34%	1.35%	(18.20)%
Touchstone Enhanced ETF (Pinnacle™)
	2005	268		10.98	2,943	0.00%	1.35%	4.59%
	2004	—	*	10.50	2	9.89%	1.35%	5.00%
Touchstone Growth & Income (Pinnacle™)
	2005	42		11.81	491	0.03%	1.35%	0.49%
	2004	57		11.76	666	1.68%	1.35%	8.69%
	2003	59		10.82	59	6.61%	1.35%	30.99%
	2002	24		8.26	199	9.87%	1.35%	(17.40)%
Touchstone High Yield (Pinnacle™)
	2005	427		13.12	5,601	0.00%	1.35%	1.88%
	2004	534		12.88	6,883	5.99%	1.35%	8.05%
	2003	1,048		11.92	1,048	9.42%	1.35%	22.26%
	2002	724		9.75	7,055	9.04%	1.35%	(2.50)%
Touchstone Large Cap Growth (Pinnacle™)
	2005	441		19.24	8,481	0.08%	1.35%	(1.26)%
	2004	604		19.48	11,770	0.92%	1.35%	13.32%
	2003	725		17.19	725	0.12%	1.35%	30.52%
	2002	813		13.17	10,711	0.00%	1.35%	(31.44)%
	2001	1,023		19.21	19,659	0.00%	1.35%	(28.90)%
Touchstone Moderate ETF (Pinnacle™)
	2005	145		10.51	1,529	0.00%	1.35%	2.53%
	2004	2		10.25	21	12.68%	1.35%	2.50%
Touchstone Money Market (Pinnacle™)
	2005	1,224		10.14	12,419	3.24%	1.35%	1.77%
	2004	742		9.97	7,396	1.30%	1.35%	0.00%
	2003	1,202		9.97	1,202	0.89%	1.35%	(0.30)%
	2002	208		10.00	2,077	0.78%	1.35%	0.00%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

23

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle™)
	2005	572	$47.99	$27,434	0.77%	1.35%	15.83%
	2004	656	41.43	27,180	0.24%	1.35%	24.23%
	2003	741	33.35	741	0.35%	1.35%	38.32%
	2002	781	24.11	18,822	1.57%	1.35%	(18.60)%
	2001	935	29.62	27,691	0.84%	1.35%	13.66%
Touchstone Value Plus (Pinnacle™)
	2005	360	10.97	3,948	0.00%	1.35%	0.79%
	2004	464	10.89	5,056	0.75%	1.35%	9.12%
	2003	542	9.98	542	0.93%	1.35%	27.95%
	2002	6	7.80	48	1.53%	1.35%	(22.00)%
Non-Affiliated:
JP Morgan Bond (Pinnacle IV™)
	2005	427	11.65	4,972	5.04%	1.45%	1.33%
	2004	421	11.50	4,840	4.43%	1.45%	2.77%
	2003	458	11.19	458	4.87%	1.45%	2.19%
	2002	369	10.95	4,042	0.51%	1.45%	7.25%
	2001	83	10.21	848	19.65%	1.45%	2.10%
JP Morgan International Equity (Pinnacle IV™)
	2005	56	13.06	735	0.79%	1.45%	9.09%
	2004	45	11.97	539	0.49%	1.45%	16.67%
	2003	27	10.26	27	0.88%	1.45%	30.53%
	2002	8	7.86	59	0.32%	1.45%	(19.55)%
	2001	2	9.77	18	5.51%	1.45%	(2.30)%
JP Morgan Mid Cap Value (Pinnacle IV™)
	2005	100	15.08	1,506	0.94%	1.45%	7.63%
	2004	70	14.01	977	0.70%	1.45%	19.23%
	2003	18	11.75	18	0.24%	1.45%	27.72%
	2002	9	9.20	85	0.00%	1.45%	(8.00)%
JP Morgan Bond (Pinnacle™)
	2005	828	13.97	11,571	5.27%	1.35%	1.43%
	2004	1,113	13.77	15,328	4.77%	1.35%	2.91%
	2003	1,459	13.38	1,459	5.10%	1.35%	2.29%
	2002	2,171	13.08	28,399	0.66%	1.35%	7.30%
	2001	1,973	12.19	24,049	6.65%	1.35%	5.54%
JP Morgan International Equities (Pinnacle™)
	2005	208	11.49	2,394	0.88%	1.35%	9.20%
	2004	307	10.53	3,238	0.60%	1.35%	16.87%
	2003	354	9.01	354	0.71%	1.35%	30.58%
	2002	238	6.90	1,642	0.48%	1.35%	(19.39)%
	2001	293	8.56	2,511	2.02%	1.35%	(20.22)%
JP Morgan Mid Cap Value (Pinnacle™)
	2005	42	12.39	524	0.65%	1.35%	7.74%
	2004	20	11.50	232	0.00%	1.35%	15.00%
	2003	82	12.44	82	0.00%	1.35%	24.40%
Van Kampen UIF Emerging Markets Debt (Pinnacle™)
	2005	125	16.23	2,022	9.46%	1.35%	10.74%
	2004	147	14.65	2,160	10.14%	1.35%	8.52%
	2003	199	13.50	199	0.00%	1.35%	26.17%
	2002	202	10.70	2,156	7.92%	1.35%	7.75%
	2001	150	9.93	1,492	7.95%	1.35%	8.64%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

24

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated (continued):
Van Kampen UIF U.S. Real Estate (Pinnacle™)
	2005	247	$24.73	$6,118	1.50%	1.35%	15.48%
	2004	322	21.42	6,902	1.97%	1.35%	34.55%
	2003	331	15.92	331	0.00%	1.35%	35.72%
	2002	377	11.73	4,419	3.41%	1.35%	(2.17)%
	2001	340	11.99	4,072	3.80%	1.35%	8.31%
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Pinnacle™)
	2005	900	14.11	12,701	2.36%	1.35%	4.44%
	2004	1,277	13.51	17,252	1.55%	1.35%	10.02%
	2003	1,347	12.28	1,347	1.84%	1.35%	28.59%
	2002	1,423	9.55	13,585	2.10%	1.35%	(18.10)%
	2001	1,533	11.66	17,873	1.58%	1.35%	(6.19)%
Fidelity VIP II Contrafund (Pinnacle™)
	2005	1,201	18.16	21,817	0.33%	1.35%	15.36%
	2004	1,260	15.74	19,839	0.34%	1.35%	13.89%
	2003	1,298	13.82	1,298	0.48%	1.35%	26.79%
	2002	1,425	10.90	15,536	0.86%	1.35%	(10.58)%
	2001	1,519	12.19	18,517	0.92%	1.35%	(13.42)%
Fidelity VIP III Growth & Income (Pinnacle™)
	2005	556	13.44	7,472	1.69%	1.35%	6.19%
	2004	748	12.66	9,466	0.94%	1.35%	4.37%
	2003	902	12.13	902	1.19%	1.35%	22.16%
	2002	953	9.93	9,459	1.47%	1.35%	(17.73)%
	2001	1,131	12.07	13,651	1.33%	1.35%	(9.99)%
Fidelity VIP III Growth Opportunities (Pinnacle™)
	2005	257	10.06	2,584	1.07%	1.35%	7.43%
	2004	393	9.36	3,675	0.57%	1.35%	5.64%
	2003	466	8.86	466	0.75%	1.35%	28.22%
	2002	473	6.91	3,265	1.28%	1.35%	(22.97)%
	2001	662	8.97	5,936	0.42%	1.35%	(15.54)%
Non-Affiliated Service Class:
Touchstone Money Market (Pinnacle IV™)
	2005	686	10.06	6,905	3.00%	1.45%	1.41%
	2004	251	9.92	2,493	1.02%	1.45%	(0.40)%
	2003	326	9.96	326	0.00%	1.45%	(0.40)%
MFS Capital Opportunities (Pinnacle IV™)
	2005	76	8.63	652	0.58%	1.45%	0.01%
	2004	87	8.63	748	0.12%	1.45%	10.36%
	2003	39	7.82	39	0.00%	1.45%	25.32%
	2002	34	6.24	212	0.00%	1.45%	(30.82)%
	2001	16	9.02	141	0.00%	1.45%	(9.80)%
MFS Emerging Growth (Pinnacle IV™)
	2005	89	9.18	821	0.00%	1.45%	7.35%
	2004	91	8.55	780	0.00%	1.45%	11.04%
	2003	52	7.70	52	0.00%	1.45%	28.12%
	2002	36	6.01	214	0.00%	1.45%	(34.82)%
	2001	8	9.22	69	0.00%	1.45%	(7.80)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

25

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class (continued):
MFS Investors Growth Stock (Pinnacle IV™)
	2005	62	$8.96	$560	0.15%	1.45%	2.72%
	2004	74	8.73	645	0.00%	1.45%	7.51%
	2003	44	8.12	44	0.00%	1.45%	20.83%
	2002	11	6.72	76	0.00%	1.45%	(28.81)%
	2001	5	9.44	50	0.00%	1.45%	(5.60)%
MFS Mid Cap Growth (Pinnacle IV™)
	2005	103	7.81	807	0.00%	1.45%	1.37%
	2004	157	7.71	1,209	0.00%	1.45%	12.72%
	2003	163	6.84	163	0.00%	1.45%	34.65%
	2002	75	5.08	383	0.00%	1.45%	(44.24)%
	2001	20	9.11	185	0.00%	1.45%	(8.90)%
MFS New Discovery (Pinnacle IV™)
	2005	58	9.63	563	0.00%	1.45%	3.51%
	2004	93	9.31	870	0.00%	1.45%	4.72%
	2003	86	8.89	86	0.00%	1.45%	31.51%
	2002	67	6.76	452	0.00%	1.45%	(32.80)%
	2001	17	10.06	175	0.00%	1.45%	0.60%
MFS Total Return (Pinnacle IV™)
	2005	596	11.72	6,988	2.58%	1.45%	1.12%
	2004	599	11.59	6,946	1.48%	1.45%	9.34%
	2003	464	10.60	464	1.54%	1.45%	14.35%
	2002	262	9.27	2,430	2.12%	1.45%	(6.74)%
	2001	49	9.94	486	0.00%	1.45%	(0.60)%
Fidelity VIP Growth (Pinnacle™)
	2005	323	8.61	2,778	0.46%	1.35%	4.25%
	2004	559	8.26	4,618	0.16%	1.35%	1.85%
	2003	540	8.11	540	0.19%	1.35%	31.02%
	2002	468	6.19	2,899	0.14%	1.35%	(31.15)%
	2001	504	8.99	4,527	0.00%	1.35%	(18.86)%
Fidelity VIP III Mid Cap (Pinnacle™)
	2005	521	28.37	14,788	0.00%	1.35%	16.62%
	2004	599	24.33	14,576	0.00%	1.35%	23.07%
	2003	534	19.77	534	0.32%	1.35%	36.72%
	2002	581	14.46	8,408	0.83%	1.35%	(11.12)%
	2001	581	16.27	9,459	0.00%	1.35%	(4.69)%
MFS Capital Opportunities (Pinnacle™)
	2005	199	6.32	1,256	0.61%	1.35%	0.11%
	2004	366	6.31	2,312	0.17%	1.35%	10.51%
	2003	305	5.71	305	0.00%	1.35%	25.49%
	2002	375	4.55	1,705	0.00%	1.35%	(30.85)%
	2001	560	6.58	3,686	4.68%	1.35%	(24.63)%
MFS Emerging Growth (Pinnacle™)
	2005	173	5.24	907	0.00%	1.35%	7.46%
	2004	218	4.87	1,061	0.00%	1.35%	11.19%
	2003	294	4.38	294	0.00%	1.35%	28.07%
	2002	267	3.42	914	0.00%	1.35%	(34.73)%
	2001	337	5.24	1,767	0.00%	1.35%	(34.50)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

* - Less than 1,000.

26

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class (continued):
MFS Mid Cap Growth (Pinnacle™)
	2005	286	$6.74	$1,926	0.00%	1.35%	1.47%
	2004	469	6.64	3,115	0.00%	1.35%	12.73%
	2003	658	5.89	658	0.00%	1.35%	34.78%
	2002	524	4.37	2,291	0.00%	1.35%	(44.19)%
	2001	870	7.83	6,814	0.96%	1.35%	(18.69)%
MFS New Discovery (Pinnacle™)
	2005	108	8.33	899	0.00%	1.35%	3.62%
	2004	187	8.04	1,502	0.00%	1.35%	4.69%
	2003	235	7.68	235	0.00%	1.35%	31.73%
	2002	393	5.83	2,289	0.00%	1.35%	(32.76)%
	2001	418	8.67	3,624	2.44%	1.35%	(6.47)%
MFS Total Return (Pinnacle™)
	2005	48	11.06	529	2.42%	1.35%	1.22%
	2004	9	10.93	95	0.00%	1.35%	9.30%
	2003	9	8.48	9	0.33%	1.45%	22.54%
	2002	6	6.92	40	0.14%	1.45%	(25.75)%
	2001	3	9.32	29	0.00%	1.45%	(6.80)%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Pinnacle IV™)
	2005	21	10.60	221	1.50%	1.45%	2.28%
	2004	10	10.36	108	0.00%	1.45%	3.60%
Fidelity VIP Balanced (Pinnacle IV™)
	2005	80	12.04	959	2.20%	1.45%	4.00%
	2004	69	11.58	802	0.99%	1.45%	3.67%
	2003	11	11.17	11	0.00%	1.45%	11.70%
Fidelity VIP Contrafund (Pinnacle IV™)
	2005	680	14.25	9,693	0.14%	1.45%	14.96%
	2004	541	12.40	6,705	0.17%	1.45%	13.55%
	2003	329	10.92	329	0.26%	1.45%	26.24%
	2002	182	8.65	1,571	0.43%	1.45%	(10.92)%
	2001	49	9.71	474	0.00%	1.45%	(2.90)%
Fidelity VIP Dynamic Capital Appreciation (Pinnacle IV™)
	2005	10	12.55	125	0.00%	1.45%	18.93%
	2004	5	10.55	52	0.00%	1.45%	(0.19)%
	2003	3	10.57	3	0.00%	1.45%	23.05%
	2002	3	8.59	27	0.09%	1.45%	(8.91)%
	2001	3	9.43	29	0.00%	1.45%	(5.70)%
Fidelity VIP Equity-Income (Pinnacle IV™)
	2005	739	11.50	8,498	1.85%	1.45%	4.05%
	2004	752	11.05	8,304	1.24%	1.45%	9.62%
	2003	557	10.08	557	1.35%	1.45%	28.08%
	2002	347	7.87	2,733	0.93%	1.45%	(18.36)%
	2001	89	9.64	860	0.00%	1.45%	(3.60)%
Fidelity VIP Growth (Pinnacle IV™)
	2005	447	8.93	3,991	0.28%	1.45%	3.98%
	2004	366	8.59	3,144	0.10%	1.45%	1.66%
	2003	362	8.45	362	0.07%	1.45%	30.60%
	2002	121	6.47	784	0.10%	1.45%	(31.32)%
	2001	41	9.42	384	0.00%	1.45%	(5.80)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

27

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth & Income (Pinnacle IV™)
	2005	486	$10.86	$5,275	1.28%	1.45%	5.85%
	2004	473	10.26	4,858	0.71%	1.45%	3.95%
	2003	262	9.87	262	0.72%	1.45%	21.70%
	2002	114	8.11	923	0.92%	1.45%	(18.08)%
	2001	27	9.90	265	0.00%	1.45%	(1.00)%
Fidelity VIP Growth Opportunities (Pinnacle IV™)
	2005	38	10.60	400	0.56%	1.45%	7.11%
	2004	28	9.89	282	0.25%	1.45%	5.32%
	2003	21	9.39	21	0.33%	1.45%	27.58%
	2002	10	7.36	77	0.79%	1.45%	(23.17)%
	2001	5	9.58	45	0.00%	1.45%	(4.20)%
Fidelity VIP High Income (Pinnacle IV™)
	2005	95	12.48	1,191	11.75%	1.45%	0.83%
	2004	190	12.38	2,354	12.09%	1.45%	7.75%
	2003	275	11.49	275	0.00%	1.45%	14.90%
Fidelity VIP Investment Grade Bond (Pinnacle IV™)
	2005	77	10.36	800	2.27%	1.45%	0.42%
	2004	18	10.32	184	0.00%	1.45%	3.20%
Fidelity VIP Mid Cap (Pinnacle IV™)
	2005	452	17.67	7,986	0.00%	1.45%	16.32%
	2004	398	15.19	6,044	0.00%	1.45%	22.90%
	2003	313	12.36	313	0.20%	1.45%	36.27%
	2002	209	9.07	1,898	0.36%	1.45%	(11.34)%
	2001	40	10.23	404	0.00%	1.45%	2.30%
Fidelity VIP Overseas (Pinnacle IV™)
	2005	20	12.95	265	0.56%	1.45%	17.07%
	2004	5	11.06	58	0.00%	1.45%	10.60%
Fidelity VIP Asset Manager (Pinnacle™)
	2005	24	10.62	255	0.10%	1.35%	2.38%
Fidelity VIP Balanced (Pinnacle™)
	2005	37	10.93	399	2.77%	1.35%	4.11%
	2004	50	10.50	523	0.00%	1.35%	5.00%
Fidelity VIP Dynamic Capital Appreciation (Pinnacle™)
	2005	18	12.69	226	0.00%	1.35%	19.05%
	2004	15	10.66	157	0.00%	1.35%	6.60%
Fidelity VIP High Income (Pinnacle™)
	2005	17	10.85	188	9.89%	1.35%	0.94%
	2004	377	10.75	4,057	0.00%	1.35%	7.50%
Fidelity VIP Investment Grade Bond (Pinnacle™)
	2005	98	10.38	1,019	3.31%	1.35%	0.52%
	2004	58	10.33	600	0.00%	1.35%	3.30%
Fidelity VIP Overseas (Pinnacle™)
	2005	23	12.97	304	0.43%	1.35%	17.19%
	2004	5	11.07	51	0.00%	1.35%	10.70%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

28

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (Pinnacle IV™)
	2005	54	$17.23	$924	9.28%	1.45%	10.63%
	2004	42	15.58	652	10.42%	1.45%	8.50%
	2003	23	14.36	23	0.00%	1.45%	25.96%
	2002	9	11.40	100	10.61%	1.45%	7.65%
	2001	1	10.59	11	69.79%	1.45%	5.90%
Van Kampen UIF U.S. Real Estate (Pinnacle IV™)
	2005	221	21.00	4,650	1.47%	1.45%	15.36%
	2004	222	18.21	4,037	1.98%	1.45%	34.39%
	2003	124	13.55	124	0.00%	1.45%	35.50%
	2002	61	10.00	606	5.06%	1.45%	(2.15)%
	2001	10	10.22	98	15.00%	1.45%	2.20%
Franklin Growth and Income Securities (Pinnacle™)
	2005	911	13.18	12,001	2.81%	1.35%	2.32%
	2004	1,215	12.88	15,652	2.60%	1.35%	9.43%
	2003	1,346	11.77	1,346	3.40%	1.35%	17.70%
Franklin Income Securities (Pinnacle™)
	2005	1,914	14.28	27,336	3.84%	1.35%	0.46%
	2004	2,225	14.22	31,643	3.21%	1.35%	12.59%
	2003	2,619	12.63	2,619	5.51%	1.35%	26.30%
Non-Affiliated Class 1B Shares:
Putnam VT Discovery Growth (Pinnacle IV™)
	2005	22	9.13	198	0.00%	1.45%	5.69%
	2004	27	8.64	237	0.00%	1.45%	6.01%
	2003	36	8.15	36	0.00%	1.45%	29.98%
	2002	30	6.27	190	0.00%	1.45%	(30.56)%
	2001	4	9.03	37	0.00%	1.45%	(9.70)%
Putnam VT Growth and Income (Pinnacle IV™)
	2005	134	10.84	1,451	1.48%	1.45%	3.71%
	2004	127	10.45	1,328	1.46%	1.45%	9.42%
	2003	96	9.55	96	1.62%	1.45%	25.49%
	2002	67	7.61	508	1.61%	1.45%	(20.15)%
	2001	20	9.53	191	0.00%	1.45%	(4.70)%
Putnam VT International Equity (Pinnacle IV™)
	2005	85	12.59	1,071	1.29%	1.45%	10.58%
	2004	48	11.39	543	1.39%	1.45%	14.47%
	2003	39	9.95	39	1.18%	1.45%	26.75%
	2002	58	7.85	456	0.44%	1.45%	(18.90)%
	2001	6	9.68	63	0.00%	1.45%	(3.20)%
	2003	24	12.43	24	0.00%	1.45%	24.30%
Putnam VT Small Cap Value (Pinnacle IV™)
	2005	364	15.86	5,769	5.76%	1.45%	5.49%
	2004	401	15.03	6,023	0.34%	1.45%	24.42%
	2003	201	12.08	201	0.33%	1.45%	47.50%
	2002	152	8.19	1,244	0.12%	1.45%	(19.47)%
	2001	18	10.17	183	0.00%	1.45%	1.70%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

29

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 1B Shares (continued):
Putnam VT The George Putnam Fund of Boston (Pinnacle IV™)
	2005	33	$12.18	$401	1.92%	1.45%	2.50%
	2004	33	11.88	394	0.57%	1.45%	6.64%
	2003	3	11.14	3	0.08%	1.45%	11.40%
Putnam VT Voyager (Pinnacle IV™)
	2005	15	12.62	192	0.71%	1.45%	4.17%
	2004	20	12.11	246	0.18%	1.45%	3.50%
	2003	10	11.70	10	0.03%	1.45%	17.00%
Putnam VT Discovery Growth (Pinnacle™)
	2005	4	9.09	35	0.00%	1.35%	5.80%
	2004	9	8.59	77	0.00%	1.35%	6.05%
	2003	16	8.10	16	0.00%	1.35%	30.23%
	2002	32	6.22	196	0.00%	1.35%	(30.50)%
	2001	10	8.95	94	0.00%	1.35%	(10.50)%
Putnam VT Growth and Income (Pinnacle™)
	2005	46	10.86	500	1.81%	1.35%	3.81%
	2004	70	10.47	728	1.67%	1.35%	9.63%
	2003	89	9.55	89	1.45%	1.35%	25.66%
	2002	64	7.60	485	1.13%	1.35%	(20.08)%
	2001	20	9.51	194	0.00%	1.35%	(4.90)%
Putnam VT International Equity (Pinnacle™)
	2005	107	12.53	1,339	1.60%	1.35%	10.69%
	2004	116	11.32	1,311	1.72%	1.35%	14.57%
	2003	128	9.88	128	1.08%	1.35%	26.83%
	2002	175	7.79	1,365	0.63%	1.35%	(18.77)%
	2001	51	9.59	485	0.00%	1.35%	(4.10)%
Putnam VT Small Cap Value (Pinnacle™)
	2005	209	15.98	3,341	6.47%	1.35%	5.59%
	2004	326	15.13	4,931	0.35%	1.35%	24.53%
	2003	280	12.15	280	0.31%	1.35%	47.63%
	2002	249	8.23	2,046	0.14%	1.35%	(19.39)%
	2001	73	10.21	741	0.00%	1.35%	2.10%
Putnam VT The George Putnam Fund of Boston (Pinnacle™)
	2005	27	12.21	325	2.00%	1.35%	2.60%
	2004	35	11.90	418	2.08%	1.35%	6.73%
	2003	38	11.15	38	2.47%	1.35%	11.50%
Putnam VT Voyager (Pinnacle™)
	2005	9	12.65	112	0.81%	1.35%	4.27%
	2004	23	12.14	278	0.09%	1.35%	3.67%
	2003	8	11.71	8	0.00%	1.35%	17.10%
Non-Affiliated Class 2:
Franklin Growth and Income Securities (Pinnacle IV™)
	2005	94	13.05	1,222	2.63%	1.45%	2.02%
	2004	89	12.79	1,140	2.48%	1.45%	9.04%
	2003	56	11.73	56	3.06%	1.45%	17.30%
Franklin Income Securities (Pinnacle IV™)
	2005	461	14.13	6,515	3.74%	1.45%	0.14%
	2004	363	14.11	5,116	3.05%	1.45%	12.16%
	2003	208	12.58	208	5.05%	1.45%	25.80%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

30

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (Pinnacle IV™)
	2005	86	$12.59	$1,082	0.63%	1.45%	(0.40)%
	2004	69	12.64	872	0.50%	1.45%	6.31%
	2003	24	11.89	24	0.09%	1.45%	18.90%
Franklin Mutual Shares Securities (Pinnacle IV™)
	2005	232	14.64	3,403	0.90%	1.45%	8.96%
	2004	149	13.44	1,996	0.78%	1.45%	11.07%
	2003	70	12.10	70	0.61%	1.45%	21.00%
Templeton Foreign Securities Fund (Pinnacle IV™)
	2005	154	15.92	2,445	1.04%	1.45%	8.58%
	2004	80	14.66	1,178	1.12%	1.45%	16.81%
	2003	26	12.55	26	0.53%	1.45%	25.50%
Templeton Growth Securities (Pinnacle IV™)
	2005	130	15.25	1,978	0.75%	1.45%	7.29%
	2004	105	14.22	1,493	0.81%	1.45%	14.40%
	2003	37	12.43	37	0.31%	1.45%	24.30%
Van Kampen LIT Comstock (Pinnacle IV™)
	2005	107	14.54	1,559	0.91%	1.45%	2.61%
	2004	81	14.17	1,148	0.39%	1.45%	15.77%
	2003	21	12.24	21	0.00%	1.45%	22.40%
Van Kampen LIT Emerging Growth (Pinnacle IV™)
	2005	32	13.30	420	0.01%	1.45%	6.08%
	2004	31	12.54	392	0.00%	1.45%	5.20%
	2003	3	11.92	3	0.00%	1.45%	19.20%
Van Kampen UIF Emerging Markets Equity (Pinnacle IV™)
	2005	66	22.97	1,514	0.34%	1.45%	31.83%
	2004	60	17.42	1,045	0.61%	1.45%	21.22%
	2003	20	14.37	20	0.00%	1.45%	43.70%
Franklin Large Cap Growth Securities (Pinnacle™)
	2005	41	12.63	517	0.62%	1.35%	(0.30)%
	2004	33	12.67	413	0.50%	1.35%	6.47%
	2003	16	11.90	16	0.54%	1.35%	19.00%
Franklin Mutual Shares Securities (Pinnacle™)
	2005	277	14.68	4,069	0.84%	1.35%	9.07%
	2004	156	13.46	2,095	0.80%	1.35%	11.06%
	2003	147	12.12	147	0.96%	1.35%	21.20%
Templeton Foreign Securities Fund (Pinnacle™)
	2005	179	15.97	2,857	0.90%	1.35%	8.69%
	2004	98	14.69	1,443	1.11%	1.35%	16.87%
	2003	82	12.57	82	1.13%	1.35%	25.70%
Templeton Growth Securities (Pinnacle™)
	2005	214	15.30	3,276	0.82%	1.35%	7.40%
	2004	98	14.24	1,393	1.13%	1.35%	14.38%
	2003	32	12.45	32	0.85%	1.35%	24.50%
Van Kampen LIT Comstock (Pinnacle™)
	2005	89	14.58	1,301	0.81%	1.35%	2.71%
	2004	62	14.20	883	0.67%	1.35%	15.92%
	2003	32	12.25	32	0.16%	1.35%	22.50%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

31

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen LIT Emerging Growth (Pinnacle™)
	2005	11	$13.34	$142	0.02%	1.35%	6.19%
	2004	18	12.56	230	0.00%	1.35%	5.28%
	2003	7	11.93	7	0.00%	1.35%	19.30%
Van Kampen UIF Emerging Markets Equity (Pinnacle™)
	2005	41	23.04	943	0.26%	1.35%	31.97%
	2004	19	17.46	340	0.81%	1.35%	21.33%
	2003	14	14.39	14	0.00%	1.35%	43.90%
Non-Affiliated Class A:
Scudder VIT Equity 500 Index (Pinnacle IV™)
	2005	132	10.36	1,364	1.60%	1.45%	3.16%
	2004	182	10.04	1,828	1.11%	1.45%	9.01%
	2003	197	9.21	197	1.23%	1.45%	26.16%
	2002	197	7.30	1,441	1.92%	1.45%	(23.40)%
	2001	42	9.53	403	4.30%	1.45%	(4.70)%
Scudder VIT Small Cap Index (Pinnacle IV™)
	2005	14	13.54	195	0.89%	1.45%	2.75%
	2004	21	13.17	280	0.51%	1.45%	16.04%
	2003	24	11.35	24	0.95%	1.45%	44.22%
	2002	22	7.87	175	1.09%	1.45%	(21.69)%
	2001	3	10.05	27	28.72%	1.45%	0.50%
Scudder VIT Equity 500 Index (Pinnacle™)
	2005	1,030	12.97	13,363	1.59%	1.35%	3.27%
	2004	1,452	12.56	18,231	1.12%	1.35%	9.12%
	2003	1,635	11.51	1,635	1.24%	1.35%	26.48%
	2002	1,911	9.10	17,391	0.91%	1.35%	(23.40)%
	2001	2,357	11.88	28,007	0.80%	1.35%	(13.35)%
Scudder VIT Small Cap Index (Pinnacle™)
	2005	251	13.94	3,500	0.97%	1.35%	2.86%
	2004	390	13.55	5,278	0.46%	1.35%	16.11%
	2003	462	11.67	462	0.88%	1.35%	44.43%
	2002	426	8.08	3,439	0.59%	1.35%	(21.63)%
	2001	491	10.31	5,064	3.04%	1.35%	0.68%
Non-Affiliated Class B:
Scudder VIT Equity 500 Index (Pinnacle IV™)
	2005	476	11.77	5,601	1.29%	1.45%	2.91%
	2004	475	11.44	5,430	0.79%	1.45%	8.75%
	2003	403	10.52	403	0.95%	1.45%	25.99%
	2002	222	8.35	1,857	2.87%	1.45%	(16.50)%
Scudder VIT Small Cap Index (Pinnacle IV™)
	2005	45	13.00	586	0.65%	1.45%	2.49%
	2004	75	12.68	954	0.23%	1.45%	15.69%
	2003	87	10.96	87	0.20%	1.45%	44.02%
	2002	2	7.61	15	0.57%	1.45%	(23.90)%

(1) Results for periods of less than one year have been annualized.

(2) Results for periods of less than one year have not been annualized.

32

STATUTORY-BASIS FINANCIAL STATEMENTS

Integrity Life Insurance Company

Years ended December 31, 2005 and 2004

Integrity Life Insurance Company

Financial Statements

(Statutory-Basis)

Years ended December 31, 2005 and 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors

Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Integrity Life Insurance Company as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for the years then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flow for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

Cincinnati, Ohio

April 5, 2006

1

Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	Year Ended December 31
	2005	2004
	(In thousands)
Admitted assets
Cash and invested assets:
Debt securities	$1,375,338	$1,325,918
Preferred stocks	99,387	22,112
Investment in common stock of subsidiary	98,327	98,137
Non-affiliated common stocks	84,741	102,176
Mortgage loans	19,898	15,522
Policy loans	111,260	113,740
Cash and short-term investments	14,807	95,664
Receivable for securities	1,265	1,632
Total cash and invested assets	1,805,023	1,774,901

Separate account assets	2,296,273	2,196,650
Accrued investment income	20,238	19,753
Net deferred income tax asset	22,201	14,059
Receivables from affiliates	79,769	12,141
Reinsurance balances recoverable	4,507	1,433
Other assets	549	1,886
Total admitted assets	$4,228,560	$4,020,823

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$1,564,100	$1,533,116
Unpaid claims	43	78
Deposits on policies to be issued, net	1,624	2,126
Total policy and contract liabilities	1,565,767	1,535,320

Separate account liabilities	2,296,273	2,176,650
Accounts payable and accrued expenses	7,761	7,849
Transfers to (from) separate accounts due, net	(26,327)	5,904
Payables for securities	1,039	13,295
Asset valuation reserve	32,808	34,960
Borrowed money	48,198	—
Other liabilities	66,420	1,850
Total liabilities	3,991,939	3,775,828

Capital and surplus:
Common stock, $2 par value, 1,500,000 shares authorized, issued and outstanding	3,000	3,000
Paid-in surplus	405,795	405,795
Accumulated deficit	(172,174)	(163,800)
Total capital and surplus	236,621	244,995
Total liabilities and capital and surplus	$4,228,560	$4,020,823

See accompanying notes.

2

Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2005	2004
	(In thousands)
Premiums and other revenues:
Premiums and annuity considerations	$367,741	$324,867
Net investment income	97,542	90,612
Amortization of the interest maintenance reserve	(383)	489
Reserve adjustments on reinsurance ceded	(116,379)	(109,667)
Fees from management of separate account mutual funds	15,512	15,504
Other revenues	4,135	3,827
Total premiums and other revenues	368,168	325,632

Benefits paid or provided:
Death benefits	6,782	5,162
Annuity benefits	57,437	46,853
Surrender benefits	243,647	230,659
Payments on supplementary contracts	1,778	1,704
Increase (decrease) in insurance and annuity reserves	25,267	(11,175)
Other benefits	2,008	1,333
Total benefits paid or provided	336,919	274,536

Insurance expenses and other deductions:
Commissions	22,228	20,139
General expenses	21,028	19,516
Taxes, licenses and fees	719	1,089
Net transfers to (from) separate accounts	(8,367)	12,136
Other	248	(702)
Total insurance expenses and other deductions	35,856	52,178
Loss from operations before federal income tax expense and net realized capital gains	(4,605)	(1,082)

Federal income tax expense	85	1,283
Loss from operations before net realized capital gains	(4,690)	(2,365)

Net realized capital gains	15,249	31,640
Net income	$10,559	$29,275

See accompanying notes.

3

Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2005 and 2004

	Common Stock	Paid-In Surplus	Accumulated Deficit	Total Capital and Surplus
	(In thousands)
Balance, January 1, 2004	$3,000	$305,795	$(135,449)	$173,346

Net income	—	—	29,275	29,275
Change in net deferred income tax asset	—	—	835	835
Net change in unrealized gain of subsidiary	—	—	(18,762)	(18,762)
Net change in unrealized loss on investment securities	—	—	(23,571)	(23,571)
Net change in nonadmitted assets and related items	—	—	(17,608)	(17,608)
Decrease in asset valuation reserve	—	—	9,765	9,765
Change in reserve on account of change in valuation basis	—	—	2,200	2,200
Change in surplus in separate accounts	—	—	(10,485)	(10,485)
Capital contribution	—	100,000	—	100,000
Balance, December 31, 2004	3,000	405,795	(163,800)	244,995

Net income	—	—	10,559	10,559
Change in net deferred income tax asset	—	—	(48,903)	(48,903)
Net change in unrealized loss of subsidiary	—	—	190	190
Net change in unrealized loss on investment securities	—	—	(9,037)	(9,037)
Net change in nonadmitted assets and related items	—	—	51,470	51,470
Decrease in asset valuation reserve	—	—	2,152	2,152
Change in reserve on account of change in valuation basis	—	—	(3,483)	(3,483)
Change in surplus in separate accounts	—	—	(11,322)	(11,322)
Balance, December 31, 2005	$3,000	$405,795	$(172,174)	$236,621

See accompanying notes.

4

Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2005	2004
	(In thousands)
Cash from Operations:
Premiums, policy proceeds and other considerations received	$370,624	$336,225
Net investment income received	96,495	87,898
Insurance expenses paid	(44,312)	(40,749)
Benefits paid	(434,381)	(392,866)
Other income received net of other expenses paid	19,647	19,331
Net transfers from separate accounts	(3,863)	25,071
Net cash from operations	4,210	34,910

Cash from Investments:
Proceeds from sales, maturities, or repayments of investments:
Debt securities	743,601	746,426
Stocks	24,649	88,211
Mortgage loans	1,457	730
Other invested assets	—	1,139
Miscellaneous proceeds	4,017	37,795
Net proceeds from sales, maturities, or repayments of investments	773,724	874,301

Cost of investments acquired:
Debt securities	816,674	844,051
Common stocks	61,035	51,941
Mortgage loans	5,832	—
Miscellaneous applications	11,889	18,440
Total cost of investments acquired	895,430	914,432
Net increase in policy loans	(2,480)	155
Net cash for investments	(119,226)	(40,286)

Cash from Financing and Miscellaneous Sources:
Other cash provided:
Capital contributions	—	100,000
Deposits on deposit-type contract funds and other insurance liabilities	3,274	1,528
Total other cash provided	3,274	101,528

Other cash applied:
Borrowed money	48,198	6,943
Other applications, net	(17,314)	22,908
Total other cash applied	30,884	29,851
Net cash from financing and miscellaneous sources	34,158	71,677

Net (decrease) increase in cash and short-term investments	(80,857)	66,301

Cash and short-term investments at beginning of year	95,664	29,363
Cash and short-term investments at end of year	$14,807	$95,664

See accompanying notes.

5

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2005

1. Nature of Operations and Significant Accounting Policies

Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (W&S). The Company, domiciled in the state of Ohio and currently licensed in 46 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in eight states and distributes similar products, principally in the state of New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of W&S and is the investment manager for the Company.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Such practices vary from U.S. generally accepted accounting principles (GAAP). The more significant variances from GAAP are as follows:

Investments

Investments in debt securities and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners’ (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder’s equity for those designated as available-for-sale. In addition, fair values of certain investments in debt securities and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

6

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiary

The Company’s insurance subsidiary is reported at its underlying statutory equity. The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

7

Policy Acquisition Costs

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

Nonadmitted Assets

Certain assets designated as “nonadmitted,” principally disallowed deferred income tax assets and other assets not specifically designated as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets. Changes in the admitted asset-carrying amount of the investment are credited or charged directly to capital and surplus.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

8

Reinsurance

A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow

Cash and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

9

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

	Year Ended December 31
	2005	2004
	(In thousands)
Net income as reported in the accompanying statutory -basis financial statements	$10,559	$29,275

Deferred policy acquisition costs, net of amortization	8,030	8,334
Deferred sales inducements, net of amortization	1,576	1,116
Adjustments to customer deposits	(14,357)	(3,562)
Adjustments to invested asset carrying values at acquisition date	3,348	8,474
Amortization of value of insurance in force	(19,671)	(14,370)
Amortization of interest maintenance reserve	383	(489)
Adjustments for realized investment gains/losses	10,355	(18,066)
Adjustments for federal income tax expense	1,674	(1,695)
Investment in subsidiary	19,374	10,920
Income from modco reinsurance treaty	(1,914)	(3,222)
Other	1,108	(928)
Net income, GAAP basis	$20,465	$15,787

10

	December 31
	2005	2004
	(In thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$236,621	$244,995

Adjustments to customer deposits	(93,734)	(56,698)
Adjustments to invested asset carrying values	63,249	162,998
Asset valuation reserve	32,808	34,960
Value of insurance in force	73,548	45,395
Deferred policy acquisition costs	61,409	12,534
Deferred sales inducements	4,738	3,018
Adjustments to investment in subsidiary excluding net unrealized gains (losses)	106,944	69,795
Other	(35,342)	(50,492)
Stockholder’s equity, GAAP basis	$450,241	$466,505

Other significant statutory accounting practices are as follows:

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized capital gains and losses are reported in unassigned surplus along with any adjustment for federal income taxes. Redeemable preferred stocks that have characteristics of debt securities and are rated as

11

high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC (SVO) and the related net unrealized gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. There are no restrictions on non-affiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans and policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for debt securities, preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Benefits

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to recognizes the non-level incidence of the excess mortality costs. Additional reserves are

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established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

Reinsurance

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.

Guaranty Fund Assessments

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

Borrowed Money

The Company has entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities purchased under the agreements as collateral. The transactions were reflected as financing transactions, requiring the asset sold and the liability for the repurchase to remain on the Company’s financial statements. As of December 31, 2005, there were $48.8 million of mortgage-backed securities subject to the agreements. There were no securities subject to these agreements at December 31, 2004.

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Securities Lending

The Company has loaned $62.5 million of various corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2005. The Company required collateral of 102% of fair value. A large portion ($52.5 million) of the collateral is unrestricted, but a small portion ($11.6) is restricted and is held in the Bank of New York cash reserves. The Company did not have any securities loaned as of December 31, 2004.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts and market value adjustment annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Reclassifications

Certain 2004 amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2005 financial presentation.

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2. Debt and Equity Securities

The cost or amortized cost and the fair value of debt securities is summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
At December 31, 2005:
Mortgage-backed securities	$383,226	$4,801	$(4,327)	$383,701
Corporate securities/ABS	935,725	54,515	(17,646)	972,593
U.S. Treasury securities and obligations of U.S. government agencies	26,721	131	(328)	26,524
States and political subdivisions	29,666	28	(412)	29,281
Total	$1,375,338	$59,475	$(22,713)	$1,412,099

At December 31, 2004:
Mortgage-backed securities	$335,745	$8,553	$(1,466)	$362,832
Corporate securities/ABS	941,743	82,277	(19,584)	1,004,435
U.S. Treasury securities and obligations of U.S. government agencies	13,981	268	(13)	14,235
States and political subdivisions	14,450	24	(423)	14,051
Total	$1,325,918	$91,122	$(21,487)	$1,395,553

Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace.

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At December 31, 2005 and 2004, the Company held unrated or less-than-investment grade debt securities of $63.3 million and $84.3 million, respectively, with an aggregate fair value of $71.4 and $90.1, respectively. Those holdings amount to 4.6% and 5.9% of the Company’s investments in debt securities at December 31, 2005 and 2004, respectively, and less than 1.5% and 2.1% of the Company’s total assets as December 31, 2005 and 2004, respectively. The Company performs periodic evaluations of the relative credit standing of the issuer of these bonds.

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for debt and equity securities are shown below:

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value
	(In thousands)
At December 31, 2005:
Mortgage-backed securities	$(3,902)	$245,040	$(425)	$13,508
Corporate securities/ABS	(5,564)	307,749	(12,082)	97,286
U.S. Treasury securities and obligations of U.S. government agencies	(328)	16,956	—	—
States and political subdivisions	(24)	3,076	(388)	7,957
Total	$(9,818)	$572,821	$(12,895)	$118,751

At December 31, 2004:
Mortgage-backed securities	$(868)	$80,985	$(598)	$16,833
Corporate securities/ABS	(2,911)	96,029	(16,673)	135,083
U.S. Treasury securities and obligations of U.S. government agencies	(13)	2,255	—	—
States and political subdivisions	—	—	(423)	8,027
Total	$(3,793)	$179,269	$(17,694)	$159,943

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	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Estimated Fair Value	Unrealized Losses	Estimated Fair Value
	(In thousands)
At December 31, 2005:
Preferred stocks	$(80)	$6,829	$(1,744)	$20,369
Non-affiliated common stocks	$(956)	$8,928	$—	$—

At December 31, 2004:
Preferred stocks	$(775)	$21,337	$—	$—
Non-affiliated common stocks	$(61)	$7,622	$—	$—

Investments that are impaired at December 31, 2005 and 2004, for which an other-than-temporary impairment has not been recognized, consist mainly of corporate debt securities issues and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 3.5% and 5.7% of the amortized cost of these securities at December 31, 2005 and 2004, respectively. At December 31, 2005 there were a total of 200 securities held that are considered temporarily impaired, 24 of which have been impaired for 12 months or longer. At December 31, 2004 there were a total of 106 securities held that are considered temporarily impaired, 26 of which have been impaired for 12 months or longer. Management continues to monitor these investments to determine if there has been an other-than-temporary impairment in fair market value.

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A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2005, by contractual maturity, is as follows:

	Cost or Amortized Cost	Fair Value
	(In thousands)
Years to maturity:
One or less	$9,108	$9,140
After one through five	186,765	188,953
After five through ten	300,319	302,043
After ten	495,920	528,264
Mortgage-backed securities	383,226	383,701

Total	$1,375,338	$1,412,099

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2005 and 2004 were $264.2 million and $98.8 million, respectively; gross gains of $9.8 million and $15.0 million, and gross losses of $4.2 million and $1.6 million were realized on those sales, respectively.

At December 31, 2005 and 2004, debt securities with an admitted asset value of $6.1 and $6.1 respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

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Unrealized gains and losses on investment in subsidiary and non-affiliated common stocks are reported directly in capital and surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair value of, those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
At December 31, 2005:
Preferred stocks	$99,387	$850	$(1,824)	$98,413
Non-affiliated common stocks	$21,949	$63,748	$(956)	$84,741
Subsidiary	123,125	—	(24,798)	98,327
	$145,073	$63,748	$(25,754)	$183,068

At December 31, 2004:
Preferred stocks	$22,112	$—	$(775)	$21,337
Non-affiliated common stocks	$27,163	$75,073	$(61)	$102,176
Subsidiary	123,125	—	(24,987)	98,137
	$150,288	$75,073	$(25,048)	$200,313

Proceeds from the sales of investments in equity securities during 2005 and 2004 were $24.4 million and $82.7 million, respectively. Gross gains of $7.7 million and $21.4 million and gross losses of $0.6 million and $13.1 million were realized on those sales in 2005 and 2004, respectively.

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR, as follows:

	Year Ended December 31,
	2005	2004
	(In thousands)
Realized capital gains	$11,545	$18,440
Less amount transferred to IMR	3,704	13,200
Net realized capital gains	$15,249	$31,640

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3. Concentrations of Credit Risk

The Company has offered equity-indexed products through its separate accounts. In connection with these products, the Company holds over-the-counter call options from Citibank N.A., New York, and custom-tailored options from W&S. These options, which are held by the separate accounts, are recorded at market value of $0.3 million and $3.2 million at December 31, 2005 and 2004, respectively. Unrealized market value gains and losses on the option contracts are recorded in the separate account statements of operations to hedge against the Company’s obligation to pay equity-indexed returns to policyholders.

The Company is exposed to credit-related losses in the event of nonperformance by counter parties to the financial instruments, but does not expect any counter parties to fail to meet their obligations given their high credit ratings.

The Company’s mortgage loan portfolio is primarily comprised of commercial and agricultural loans. The Company made no new mortgage loans during 2005 or 2004. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2005 and 2004, the Company held no mortgages with interest more than 180 days past due. During 2005, excluding adjustments on adjustable rate mortgages, no interest rates on outstanding mortgage loans were reduced.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

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4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Debt Securities and Equity Securities

Fair values for debt securities and equity securities are based on quoted market prices where available. For debt securities and equity securities for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

Mortgage Loans, Policy Loans, Cash and Short-term Investments and Separate Account Assets

The carrying amounts of mortgage loans, policy loans, cash and short-term investments and separate account assets approximate their fair value.

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair value of deposit fund liabilities and the remaining annuity reserves are primarily based on the cash surrender values of the underlying contracts.

Separate Account Annuity Reserves

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

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The carrying amounts and fair values of the Company’s significant financial instruments are shown below.

For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

	December 31, 2005		December 31, 2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In thousands)
Assets:
Debt securities	$1,375,338	$1,412,099	$1,325,918	$1,395,553
Preferred stocks	99,387	98,413	22,112	21,337
Non-affiliated common stocks	84,741	84,741	102,176	102,176
Mortgage loans	19,898	19,898	15,522	15,522
Policy loans	111,260	111,260	113,740	113,740
Cash and short-term investments	14,807	14,807	95,664	95,664
Separate account assets	2,296,273	2,296,273	2,196,650	2,196,650

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,285,498	$1,494,307	$1,247,887	$1,454,227
Separate accounts annuity reserves	2,250,614	2,208,247	2,159,483	2,115,749

5. Reinsurance

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements, substantially all mortality risks associated with single premium endowment deposits, much of the mortality risks associated with variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

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The Company has a modified coinsurance agreement with W&S, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

	Year Ended December 31
	2005	2004
	(In thousands)
Direct premiums and amounts assessed against policyholders	$381,601	$334,558
Reinsurance assumed	190	201
Reinsurance ceded	(15,073)	(10,836)
Net premiums, annuity considerations and deposit-type funds	$366,717	$323,923

The Company assumed $189,767 and $201,310 of variable life insurance premiums in 2005 and 2004, respectively, from a modified coinsurance agreement with Symetra Life Insurance Company.

In 2005 and 2004, respectively, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2005	2004
	(In thousands)
Premiums and annuity considerations:
Affiliates	$12,588	$8,142
Non-affiliates	2,485	2,694
Benefits paid or provided:
Affiliates	127,447	117,750
Non-affiliates	5,573	4,276
Policy and contract liabilities:
Non-affiliates	15,903	17,888

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Besides the reinsurance agreement with W&S, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2005, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

There would be no impact on surplus at December 31, 2005, if all reinsurance ceded agreements were cancelled.

6. Federal Income Taxes

The Company files a consolidated income tax return with National Integrity. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors.

Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, and differences in reserves for policy and contract liabilities for tax and statutory-basis financial reporting purposes.

As of December 31, 2005, the Company has net operating loss (“NOL”) carryforwards of $48.1 million that will expire in years 2016 through 2020.

The components of other tax-related carryovers for the Company are as follows:

	Carryover	Expiration Dates
	(In thousands)
General business credit carryover	$338	2006 – 2009
Foreign tax credit carryover	145	2008
Alternative minimum tax (AMT) credit carryover	2,459	Indefinitely
Capital loss carryover	112,110	2006 – 2010

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The components of the net deferred income tax asset at December 31 are as follows:

	2005	2004
	(In thousands)
Gross deferred tax assets	$124,413	$174,300
Gross deferred tax liabilities	22,300	26,234
Deferred tax assets non-admitted	79,912	134,007
Increase (decrease) in deferred tax assets non-admitted	(54,095)	15,369

As of December 31, 2005, the Company had a balance of $1.7 million in its policyholder surplus account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that future shareholder dividends are paid from this account.

Current income taxes incurred consists of the following major components:

	Year Ended December 31
	2005	2004
	(In thousands)

Current year income tax (benefit)	$(41,235)	$(874)
Alternative minimum tax	—	114
Capital loss carryforward utilized	35,545	(3,026)
NOL carryforward adjustment	8,022	5,069
Prior year over/under accrual	(2,247)	—
Current federal income tax incurred	$85	$1,283

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The main components of the deferred tax amounts at December 31 are as follows:

	2005	2004
	(In thousands)
Deferred tax assets:
Reserves	$16,179	$7,854
Debt securities/stocks	25,209	64,941
Deferred policy acquisition costs	5,462	4,837
Capital loss carryover	39,238	55,930
Tax credit carryovers	2,942	2,942
Fixed assets and other assets	212	336
Net operating loss carryover	16,843	8,307
Acquisition related goodwill	1,244	1,394
Deferred hedge losses	1,850	2,081
Reserve strengthening	6,799	14,788
Reinsurance ceded	7,507	7,507
Other	927	3,383
Gross deferred tax assets	$124,413	$174,300
DTAs non-admitted	$79,912	$134,007
Deferred tax liabilities:
Stocks /debt securities deferred future gains	$22,259	$26,234
Separate account	41	—
Gross deferred tax liabilities	$22,300	$26,234
Net deferred income asset	$22,201	$14,059

Changes in deferred tax asset (DTAs) and deferred tax liabilities (DTLs) for the year ended December 31, 2005, are as follows:

	2005	2004	Change
	(In thousands)
DTAs	$124,413	$174,300	$(49,887)
DTAs non-admitted	$79,912	$134,007	$(54,095)
DTLs	$22,300	$26,234	$(3,934)

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed

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at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

	Year End December 31,
	2005	2004
	(In thousands)

Federal income tax expense computed at statutory rate	$2,429	$6,075
Adjustment to statutory reserves for tax purposes	8,324	(9,722)
Book capital losses in excess of tax	(37,683)	(2,227)
Deferred acquisition costs recorded for tax purposes	(1,024)	533
Amortization of interest maintenance reserve	134	(171)
Other	(13,415)	4,638
Federal income tax expense (benefit)	(41,235)	(874)
AMT	—	114
Capital loss carryforward utilized	35,545	(3,026)
NOL carryforward adjustment	8,022	5,069
Prior year over/under accrual	(2,247)	—
Current federal income tax expense	$85	$1,283

The Company paid no AMT in 2005 and paid $0.1 million of AMT in 2004.

7. Regulatory Matters

Life/health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2005 and 2004, the Company meets the RBC requirements.

The ability of the Company to pay dividends is limited by state insurance laws. Under Ohio insurance laws, the Company may pay dividends without the approval of the Ohio Director of Insurance only from unassigned surplus and those dividends may not exceed (when added to other dividends paid in the proceeding 12 months) the greater of (i) 10% of the Company’s statutory unassigned surplus as of December 31, 2005 or (ii) the Company’s statutory net income for the preceding year. The Company may not pay any dividends during 2006 without prior approval.

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Under New York insurance laws, National Integrity may pay dividends to the Company only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of National Integrity does not warrant such distribution. During 2005, the Company did not receive any dividends from National Integrity.

The portion the accumulated deficit represented or reduced by each item below is as follows:

	December 31
	2005	2004
	(In thousands)
Unrealized gains and losses	$62,792	$74,780
Non-admitted asset values	(86,896)	(138,366)
Separate account business	46,571	44,340
Asset valuation reserve	(32,808)	(34,960)

8. Related Party Transactions

The Company did not receive a capital contribution from W&S during 2005. The Company received $100 million capital contribution from W&S during 2004. The 2004 capital contribution was in the form of cash. During 2004, the Company recorded $25.0 million in capital contributions to National Integrity. The capital contributions were in the form of cash. The Company paid no dividends during 2005 or 2004.

W&S and Fort Washington perform certain administrative and special services for the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. In addition, the Company provides National Integrity with certain business support services, including policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services, personnel functions, and administrative support services. During 2005, the Company paid $1.2 million and $1.1 million to W&S and Ft. Washington, respectively, and received $10.8 million from National Integrity relating to these services. During 2004, the Company paid $0.8 million and $1.1 million to W&S and Ft. Washington, respectively, and received $10.8 million from National Integrity relating to these services. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

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At December 31, 2005, the Company had amounts of $74.8 million, $3.1 million and $1.3 respectively. Touchstone is an indirect wholly owned subsidiary of the Company’s parent, W&S. At December 31, 2004, the Company had amounts of $9.5 million, $0.8 million and $1.9 million due from W&S, Touchstone and National Integrity, respectively. These amounts are generally settled on a monthly basis.

The Company participates in a short-term investment pool (WASLAF) with W&S and its other affiliates. Of the $74.8 million due from W&S at December 31, 2005, $24.6 million relates to the Company’s investment in this short term investment pool, $52.5 million relates to the securities lending program, and an amount due of $2.0 million relates to charges for certain administrative and special services. Additionally, certain portfolios in the Company’s separate accounts participated in the short-term investment pool. At December 31, 2005 and 2004, there was $11 million and $9.8 million, respectively, in WASLAF, which is reported as separate account assets.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2005.

9. Commitments and Contingencies

Various lawsuits against the Company have arisen in the course of the Company’s business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

At December 31, 2005, the Company does not have any material lease agreements for office space or equipment.

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10. Annuity Reserves

At December 31, 2005, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In thousands)

Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$1,279,308	36%
At book value less surrender charge of 5% or more	200,288	6
At market value	886,482	25
Total with adjustment or at market value	2,366,078	67
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	471,070	13
Not subject to discretionary withdrawal	710,740	20
Total annuity reserves and deposit fund liabilities (before reinsurance)	3,547,888	100%
Less reinsurance ceded	(12,759)
Net annuity reserves and deposit fund liabilities	$3,535,129

11. Separate Accounts

The Company’s guaranteed separate accounts include indexed products (i.e. equity-indexed annuities) and non-indexed products and options (i.e. guaranteed rate options and systematic transfer options). The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company’s variable annuity. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities. The Company’s equity-indexed annuities provide participation in the S&P 500 price index.

The Company’s nonguaranteed separate accounts primarily include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and

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can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, a death benefit that is adjusted periodically to the current account value and an additional death benefit ranging from 25% to 40% of the gain in the contract. Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2005, is as follows:

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	Separate Accounts with Guarantees
	Indexed	Nonindexed Guaranteed Less than / equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Accounts	Total
	(In thousands)
Premiums, deposits and other considerations	$—	$152,391	$67,790	$76,095	$296,276

Reserves for separate accounts with assets at fair value	$7,233	$551,680	$805,219	$902,304	$2,266,437

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal (with adjustment):
With market adjustment	$—	$485,287	$794,201	$—	$1,279,308
At book value without market value adjustment and with current surrender charge of 5% or more	41	66,393	11,198	—	77,632
At market value	—	—	—	902,304	902,304
At book value without market value adjustment and with current surrender charge of less than 5%	7,050	—	—	—	7,050
Total with adjustment or at market value	7,091	551,680	805,219	902,304	2,266,295
Not subject to discretionary withdrawal	142	—	—	—	142
Total separate accounts reserves	$7,233	$551,680	$805,219	$902,304	$2,266,437

32

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2005 is presented below:

2005
(In thousands)
Transfers as reported in the statement of operations of the Separate Accounts Statement:
Transfers to separate accounts	$296,275
Transfers from separate accounts	293,278
Net transfers to separate accounts	2,997

Reconciling adjustments:
Policy deductions and other expense reported elsewhere in the statement of operations	(42)
Other changes in surplus in separate account statement	(11,322)
Transfers as reported in the statement of operations	$(8,367)

12. Direct Premiums Written by Managing General Agents/Third Party Administrators

The Company issued business through the following managing general agents in 2005:

Name and Address	EIN	Exclusive Contract	Type of Business Written	Authority Granted	Total Premiums Written
					(In thousands)
Ann Arbor Annuity Exchange 45 Research Drive Ann Arbor, MI 48103	38-2929874	No	Fixed Annuities	Writing premium	$12,919

Signature Financial Services 550 Pinetown Rd., Suite 208 Ft. Washington, PA 19034	23-2590623	No	Fixed Annuities	Writing premium	$36,373

The aggregate remaining premiums written by other managing general agents for 2005 was $133.1 million.

33

PART C

OTHER INFORMATION

Item 24.                                Financial Statements and Exhibits

(a)                                                              Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account II:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2005

Statements of Operations for the Year Ended December 31, 2005

Statements of Changes in Net Assets for the Years Ended December 31, 2005 and 2004

Notes to Financial Statements

Integrity Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2005 and 2004

Statements of Operations (Statutory-Basis) for the Years Ended

December 31, 2005 and 2004

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended

December 31, 2005 and 2004

Statements of Cash Flows (Statutory-Basis) for the Years Ended

December 31, 2005 and 2004

Notes to Financial Statements (Statutory-Basis)

(b)                                 Exhibits:

The following exhibits are filed herewith:

1.                                       Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) and Certification of the Chief Executive Officer authorizing the establishment of Separate Account II, the Registrant. Incorporated by reference to Registrant’s Form N-4 registration statement filed on August 24, 1992.

2.                                       Not applicable.

3.(a)                         Form of Selling/General Agent Agreement between Integrity and PaineWebber Incorporated. Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 registration statement on Form N-4 filed on November 9, 1992.

3.(b)                        Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities Corporation dated March 3, 2000, incorporated by reference from post-effective amendment 25 to Registrant’s form N-4 registration statement (File No. 33-51268), filed February 17, 2006.

4.(a)                         Form of trust agreement. Incorporated by reference to Registrant’s Form N-4 registration statement filed on August 24, 1992.

4.(b)                        Form of group variable annuity contract. Incorporated by reference to pre-effective amendment no. 1 to Registrant’s Form N-4 registration statement filed on November 9, 1992.

1

4.(c)                         Form of variable annuity certificate. Incorporated by reference to Registrant’s N-4 registration statement filed on August 24, 1992.

4.(d)                        Form of individual variable annuity contract. Incorporated by reference to pre-effective amendment no. 1 to Registrant’s Form N-4 registration statement (File No. 33-51270), filed on November 9, 1992.

4.(e)                         Forms of riders to certificate for qualified plans. Incorporated by reference to pre-effective amendment no. 1 to Registrant’s Form N-4 registration statement filed on November 9, 1992.

4.(f)                           Form of rider for use in certain states eliminating the Guarantee Period Options. Incorporated by reference to Form N-4 registration statement (File No. 33-56654).

4.(g)                        Alternate form of variable annuity contract for use in certain states. Incorporated by reference to Registrant’s Form N-4 registration statement (File No. 33-51268) on May 1, 1996.

4.(h)                        Form of Guaranteed Minimum Accumulation Benefit Rider, incorporated by reference from post-effective amendment 25 to Registrant’s form N-4 registration statement (File No. 33-51268), filed February 17, 2006.

5.                                       Form of application. Incorporated by reference to post-effective amendment no. 1 to Form S-1 registration statement (File No. 33-51270).

6.(a)                         Certificate of Incorporation of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant’s Form N-4 registration statement (File No. 51268), filed on April 28, 1995.

6.(b)                        By-Laws of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant’s Form N-4 registration statement (File No. 33-51268), filed on April 28, 1995.

7.(a)                         Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company (CIGNA). Incorporated by reference to post-effective amendment no. 4 to Registrant’s Form N-4 registration statement (File No. 33-51268), filed on April 28, 1995.

7.(b)                        Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995. Incorporated by reference to Registrant’s Form N-4 registration statement (File No. 33-51268) on May 1, 1996.

8.(a)                         Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation (“FDC”) and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of Integrity (File No. 33-8903), filed on February 28, 1992.

8.(b)                        Participation Agreement Among Variable Insurance Products Fund II, FDC and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of Integrity (File No. 33-8903), filed on February 28, 1992.

8.(c)                         Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and Integrity. Incorporated by reference from Form N-4 registration statement of Separate Account I of Integrity (File No. 33-56654), filed on May 1, 1996.

8.(d)                        Participation Agreement Among Variable Insurance Products Fund III, FDC and Integrity, dated February 1, 1997. Incorporated by reference from Form N-4 registration statement of Separate Account I of Integrity (File No. 33-56658), filed on May 1, 1997.

2

8.(e)                         Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and Integrity dated January 6, 2003, amended May 4, 2004, incorporated by reference from post-effective amendment 25 to Registrant’s form N-4 registration statement (File No. 33-51268), filed February 17, 2006.

8.(f)                           Form of Participation Agreement Between JPM Series Trust II and Integrity. Incorporated by reference to Registrant’s Form N-4 registration statement (File No. 33-51268) on April 28, 1999.

8(g)                           Form of Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and Integrity, incorporated by reference to Registrant’s registration statement on Form N-4 (File No. 33-51268) filed April 24, 2000.

8.(h)                        Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc. and Integrity dated January 1, 2001, incorporated by reference from post-effective amendment 25 to Registrant’s form N-4 registration statement (File No. 33-51268), filed February 17, 2006.

8.(i)                            Form of Participation Agreement among Touchstone Variable Series Trust and Integrity dated April 30, 2001 incorporated by reference to Registrant’s registration statement on Form N-4 (File No. 333-44876) filed May 1, 2001.

8.(j)                            Form of Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and Integrity dated October 2, 1997, amended May 1, 2001 and May 1, 2002, incorporated by reference from post-effective amendment 25 to Registrant’s form N-4 registration statement (File No. 33-51268), filed February 17, 2006.

8. (k)                      Form of Participation Agreement among The Universal Institutional Funds, Inc.,  Morgan Stanley & Co., Inc., Morgan Stanley Investment Management, Inc. and Integrity, dated January 2, 2003, incorporated by reference from post-effective amendment 25 to Registrant’s form N-4 registration statement (File No. 33-51268), filed February 17, 2006.

8.(l)                            Form of Participation Agreement among Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated January 2, 2003, incorporated by reference from post-effective amendment 25 to Registrant’s form N-4 registration statement (File No. 33-51268), filed February 17, 2006.

9.                                       Opinion and Consent of Rhonda S. Malone, Esq. filed herewith.

10.                                 Consent of Independent Registered Public Accounting Firm, filed herewith.

11.                                 Not applicable.

12.                                 Not applicable.

Item 25.                                 Directors and Officers of the Depositor

Set forth below is information regarding the directors and principal officers of Integrity, the Depositor:

Directors:

Name and Principal Business Address*	Position and Offices with Depositor

John F. Barrett	Director, Chairman of the Board

Edward J. Babbitt	Director, Secretary

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Jill T. McGruder(1)	Director, President & CEO

John R. Lindholm	Director

Robert L. Walker	Director

William J. Williams	Director

Donald J. Wuebbling	Director

Officers:

Name and Principal Business Address	Position and Offices with Depositor

John F. Barrett	Director, Chairman of the Board

Jill T. McGruder	Director, President & CEO

Bradley J. Hunkler	Executive Vice President, Finance, Actuarial and Financial Operations

James G. Kaiser(2)	Executive Vice President

Nicholas P. Sargen(3)	Senior Vice President & Chief Investment Officer

Edward J. Haines	Senior Vice President

Kevin L. Howard	Senior Vice President, General Counsel

Barry P. Meyers	Senior Vice President

Phillip E. King	Vice President

Sundeep Dronawat	Vice President

Paul M. Kruth	Vice President

Gerald Rusnak	Vice President

Denise L. Sparks	Vice President

Richard K. Taulbee	Vice President, Taxes

James J. Vance	Vice President, Treasurer

M. Lisa Cooper	Product Compliance Officer

David L. DiMartino	Managing Actuary

Michael W. Collier	Manager, New Business

Edward J. Babbitt	Secretary

Thomas M. Barth	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

4

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202

(2) Principal Business Address: 333 Ludlow Street, Stamford, Connecticut 06902

(3) Principal Business Address: 420 East Fourth Street, Cincinnati, Ohio 45202

Item 26.                                 Persons Controlled by or Under Common Control with Integrity or Registrant

Western and Southern Mutual Holding Company (WSMHC)

Western and Southern Financial Group, Inc. (WSFG); Ohio Corporation; 100% owned by WSMHC

The Lafayette Life Insurance Company; Indiana Corporation; 100% owned by WSFG

The Western and Southern Life Insurance Company (WSLIC); Ohio corporation; 100% owned by WSFG

Western-Southern Life Assurance Company (WSLAC); Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC; ownership and operation of real estate.

Seasons Health Care Limited Partnership; Ohio limited partnership; 90% owned by WSLAC, 10% owned by Courtyard; ownership and operation of real estate.

Ft. Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; registered investment advisor and broker dealer.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Financial Services, Inc. (“IFS”); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS, 1% owned by William F. Ledwin; general insurance agency.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS; registered broker dealer

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS; registered transfer agent.

W&S Financial Group Distributors Inc.; Ohio corporation; 100% owned by IFS; general insurance agency.

IFS Holdings, Inc. (“IFS Holdings”); Ohio corporation; 100% owned by IFS; holding company.

Integrity Life Insurance Company (“ILIC”); Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by ILIC.

303 Broadway QCS, LLC; Ohio limited liability company; 100% owned by WSLIC.

Race Street Development, Ltd.; Ohio limited liability company; 100% owned by WSLIC.

Sixth and Race Development, LLC; Ohio limited liability company; 71%owned by Race Street Development, Ltd.,

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25% owned by Eagle

North Pittsburgh Hotel LLC; Pennsylvania limited liability company; 74% owned by Sixth and Race Development, LLC; Ohio limited liability company; 71% owned by Race Street Development, Ltd., 25% owned by Eagle; ownership and operation of real estate.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book selling and publishing.

ServerVault Corp.; Delaware corporation; 100% owned by WSLIC.

Fort Washington Investment Advisors, Inc. (“FWIA”); Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by FWIA; registered investment adviser.

Fort Washington Capital Partners, LLC; Delaware limited liability company; 100% owned by FWIA.

Tri-State Ventures, LLC; Delaware limited liability company; 100% owned by FWIA.

Buckeye Venture Partners, LLC; Ohio limited liability company; 60% owned by FWIA and 40% owned by unrelated third party.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC; insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by WSLIC.

Eagle Realty Investments, Inc.; Ohio corporation; 100% owned by Eagle Realty Group, LLC.

OTR Walnut Housing, Ltd.; Ohio limited liability company; 100% owned by Eagle Realty Investments Inc.

OTR Redevelopment Group, LLC; Ohio limited liability company; 100% owned by OTR Walnut Housing, Ltd.

W&S Tax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

6

Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Fort Washington Savings Company; Ohio corporation; 100% owned by WSLIC Insurance Profillment Services, LLC; Ohio limited liability company; 100% owned by WSLIC; insurance marketing services

WSALD NPH, LLC; Ohio limited liability company; 50% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

WSALD CEH, LLC; Ohio limited liability company; 50% owned by WSLIC; ownership and operation of real estate.

AMLIWS Summit Ridge, LLC; Missouri limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Carthage Senior Housing, Ltd.; Ohio limited liability company; 99% owned by WSLIC; ownership and operation of real estate.

Dublin Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Northeast Cincinnati Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Skyport Hotel LLC; Kentucky limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Union Centre Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vulcan Hotel LLC; Alabama limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vinings Trace LLC; Indiana limited liability company; 99% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Windsor Hotel LLC; Connecticut limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Wright Executive Hotel Limited Partners; Ohio limited partnership; 61% owned by WSLIC; ownership and operation of real estate.

Lookout Corporate Center, Ohio joint venture; 50% owned by WSLIC; ownership and operation of real estate.

OTR Housing Associates, L.P.; Ohio limited partnership; 98% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

IR Mall Associates, Ltd.; Florida limited partnership; 50% owned by WSLIC and Eagle; ownership and operation of real estate.

Country Place Associates; Ohio general partnership; 90% owned by WSLIC; 10% owned by Eagle; ownership and operation of real estate.

AMLIWS Parkway Limited Partnership; Texas limited partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

7

Mission Club Apartments General Partnership; Florida general partnership; 95.5% owned by WSLIC, 4.5% owned by Eagle; ownership and operation of real estate.

OTR Transitional Housing, L.P.; Ohio limited partnership; 99% owned by WSLIC; ownership and operation of real estate.

West-Whi Columbus NW Partners; Ohio general partnership; 74% owned by WSLIC; 1% owned by Eagle.

LaFrontera Lodging Partners LP; Texas limited partnership; 74% owned by WSLIC, .75% owned by Eagle; ownership and operation of real estate.

Centreport Hotels LLC; Texas limited partnership; 74.5% owned by WSLIC, .75% owned by Eagle; ownership and operation of real estate.

Columbus Hotel Partners; Ohio general partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Airport Exchange Hotel Partners; Kentucky general partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

AMLIWS Deerfield L.P.; Texas limited partnership; 74% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

Camargo Club Apartments, Ltd; Florida limited partnership; 84.14% WSLIC; 14.85% Eagle; ownership and operation of real estate.

WSA Commons, LLC; Georgia limited liability company; 50% owned by WSLIC; ownership and operation of real estate.

Item 27.                                 Number of Contract Owners

As of February 9, 2006 there were 7,321 contract owners of Separate Account II of Integrity.

Item 28.                                 Indemnification

By-Laws of Integrity. Integrity’s By-Laws provide, in Article V, as follows:

Section 5.1 Indemnification of Directors, Officers, Employees and Incorporators. To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

(a)                        The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(b)                       The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation

8

to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

(1)                         Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(2)                         Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

(c)                        To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

(d)                       Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:

(1)                         By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(2)                         If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

(3)                         By the Shareholders; or

(4)                         By the court of common pleas or the court in which such action, suit or proceeding was brought.

Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(e)                        (1)          Expenses, including attorney’s fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

(i)                  Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

(ii)               Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

9

(2)          Expenses, including attorney’s fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

(f)                          The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(g)                       The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

Item 29.                                Principal Underwriters

(a)                                                              Touchstone Securities is the principal underwriter for Separate Account II. Touchstone Securities also serves as an underwriter for Separate Account I and VUL of Integrity, Separate Accounts I and II of National Integrity Life Insurance Company, contracts issued under Western-Southern Life Assurance Company’s Separate Accounts 1 and 2;.; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. Integrity is the Depositor of Separate Accounts II, I and VUL.

(b)                                                              The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities are as follows:

Directors:

Name and Principal Business Address*	Position and Offices with Touchstone Securities

James N. Clark	Director

Jill T. McGruder(1)	Director

Officers:

James H. Grifo	President

Richard K. Taulbee	Vice President

Patricia Wilson	Chief Compliance Officer

James J. Vance	Vice President and Treasurer

Terrie A. Wiedenheft(1)	Chief Financial Officer

Elaine M. Reuss	Assistant Treasurer

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Lisa C. Heffley	Assistant Vice President

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202

(c)                                                               Not applicable.

Item 30.                                 Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.                                 Management Services

There are currently no management-related services provided to the Registrant.

Item 32.                                 Undertakings

The Registrant hereby undertakes:

(a)                                                               to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)                                                              to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)                                                               to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

11

INT Sep Acct II

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 17th day of April,  2006.

SEPARATE ACCOUNT II OF
INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder
President & CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder
President & CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this  17th day of April, 2006.

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder
President & CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President & CEO
Date: April 17, 2006

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Executive Vice President, Finance and Actuarial
Date: April 17, 2006

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Executive Vice President, Financial Operations
Date: April 17, 2006

DIRECTORS:

/s/ John F. Barrett	/s/ William J. Williams
John F. Barrett	William J. Williams
Date: April 10, 2006	Date: April 17, 2006

/s/ Jill T. McGruder	/s/ Donald J. Wuebbling
Jill T. McGruder	Donald J. Wuebbling
Date: April 17, 2006	Date: April 17, 2006

/s/ Edward J. Babbitt
John R. Lindholm	Edward J. Babbitt
Date:	Date: April 10, 2006

/s/ Robert L. Walker
Robert L. Walker
Date: April 12, 2006